Exhibit 99.7 Schedule 3

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					XX								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	XX Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-XX)	Grade X Exceptions (Reject / Non-curable)	Grade X Exceptions (Conditions / Curable)	Grade X Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,303.38	08/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,270.91	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Secondary	Yes	No	No	675	Not Applicable	36.324%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,948.16 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,270.91 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $381,299.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $381,299.73.
As per the tape data, the subject occupancy is stated as secondary.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.83 years on the job as a national housing counselor with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* xxtape and Infinity compliance report show the subject loan failed the QM safe harbor APR threshold test. Further details not provided."	* xxis "xxfailed QM safe harbor threshold test due to APR calculated of X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. Subject loan is escrowed."
* XX TRID xxis Incomplete (xx)     "XX TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject is a purchase case originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxfailed xxpublic guidelines) xxtest due to APR calculated of X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. Subject loan is escrowed.

Loan failed xxtest due to APR calculated of X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. Subject loan is escrowed."
																																																																																								* xxinitial CD is missing from the loan file."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,283.73	06/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,285.98	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	50.401%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is one civil judgment against the borrower xx, a Florida corporation d/b/a xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The water charges for XXXX are delinquent in the amount of $XXX.XX, which was good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,574.30 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,285.98 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $596,662.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $596,662.01.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 28.41 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows miscalculation of liabilities. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE for XX.XX years at xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject. Review shows ATR confirmed."
																																																																																								* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,105.11	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,694.05	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	740	30.765%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX at Book xx, Page xx in the amount of $xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,520.55 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,694.05 with an interest rate of 4.625%. The current UPB reflected as per payment history is $509,996.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $509,996.47.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 year on the job as a nail tech with xx. Previously, BWR1 had 3.08 years in the same line of work.
BWR 2 has 8 months on the job as an associate process engineer with xx. Previously, BWR2 had 1.83 years in the same line of work.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows debt miscalculation. xxis XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X year on the job as a nail tech with xx, BWRX has X months on the job as an associate process engineer with xx, FICO XXX, XXXX since inception, $XXXK equity in the subject, and $X,XXX residual income."	* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,902.54	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,049.14	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	795	Not Applicable	37.487%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,049.14 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,049.14 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $177,587.37.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $177,587.37.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the occupancy is stated as secondary.
No details pertaining to the damage to the subject property have been observed.
BWR has 19.08 years on the job as a reliability supervisor at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxlock agreement signed by the borrower xx."
* Occupancy concerns - (xxsubject was approved as a second home. Tape shows occupancy misrepresentation. Further details not provided."	* xxfailed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,052.65	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,609.03	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	44.491%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active UCC financing statement against the subject property in favor of “xx, DBA: xx, a Delaware corporation,” which was recorded on xx/xx/XXXX in the amount of $X.XX.
There is an active prior credit card judgment against the borrower xx,” which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,446.81 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,609.03 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $341,358.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $341,358.77.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 1.25 years on the job as a police officer at the xx, BWR had 6 years on the job as a police officer at the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows misrepresentation of employment. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as a police officer at the xx, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,378.67	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.21	2.500%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	Yes	653	Not Applicable	21.668%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,660.45 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,120.21 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $124,887.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $124,887.32.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 1.41 years on the job as a global business director with xx. BWR had prior employment experience with xx.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Assets do not meet guidelines (xxsubject loan was approved at XX.XX%. The tape shows assets could not be verified. Bank statements in the file show $XXXK in assets, which does satisfy the cash-to-close requirement of $XX,XXX.XX. Further details are not provided. Subject originated X/XX/XX. XXXX over the last XX months."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed TILA finance charge test. The finance charge disclosed on the final CD as $XX,XXX.XX. The calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. The subject loan is a purchase case, originated on xx/xx/XXXX, and the SOL of X year has expired."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects the appraisal fee at $XXX.XX. xxdated xx/xx/XXXX reflects appraisal fee at $XXX.XX. This is an increase in fee of $XX.XX for charges that cannot increase. A valid COC for the increase in fee amount is missing in the loan documents.
The subject loan is a purchase case, originated on xx/xx/XXXX, and the SOL is X year expired."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,170.99	06/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$962.63	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	28.582%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx fka xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,959.98 (xx), which was applied for the due date of xx/xx/2025. The current xxis $962.63 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $211,688.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $211,688.67.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3.83 years on the job as a managing clinical director with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows employment misrepresentation. Further details not provided. BWR defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as a managing clinical director with xx, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect points - loan discount fee. xxdated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,701.56	08/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,285.98	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	45.337%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, xxis a UCC lien against the subject property in favor of xx, DBA: xx, a xx, which was recorded on xx/xx/XXXX. There are two credit card judgments against the borrower xx xx, N.A., and xx., which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $XX,XXX.XX. The annual installments of combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,009.31 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,285.98 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $274,043.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $274,043.74.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.41 years on the job as a senior quality engineer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxtape and review of the file show the seller fees exceeded the closing costs. Further details not provided. The final CD reflects the seller credit in the amount of $xx and closing costs in the amount of $X,XXX.XX."	* Cash out purchase (xx) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. The initial CD dated xx/xx/XXXX reflects lender credit at $X,XXX.XX. The final CD dated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is a decrease of -$XXX.XX for a fee which has a X% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx.XX%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,781.90	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,311.44	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	772	Not Applicable	44.655%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,571.65 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,311.44 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $497,707.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $497,707.80.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1 year on the job as a clinical staff nurse at xx. BWR had multiple jobs in the last 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows undisclosed debt not included in xxdetails not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X year on the job as a clinical staff nurse at xx, FICO XXX, and $XXXK equity in the subject."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx.XX%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,577.96	08/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,372.52	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	709	41.003%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are XX UCC liens found against the subject property in favor of xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $2,185.12 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,372.52 with an interest rate of 4.000%. The current UPB is $264,361.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $264,361.05.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
BWR1 has 3 weeks on the job as a supervisor with xx. BWR 1 has 10.41 years prior employment experience as a freight with xx.
BWR2 has 6 months on the job as a host with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxsubject approved at XX.XXX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X weeks on the job as a supervisor with xx. BWR X has XX.XX years prior employment experience as a freight with xx, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$6,459.30	08/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,241.64	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	761	Not Applicable	36.271%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are X active HOA liens against the subject property in favor of xx., xx., and xx., a Texas non-profit, which were recorded on different dates in the total amount of $XX,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of city taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $2,128.82 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,241.64 with an interest rate of 3.250%. The current UPB is $264,457.93.
As per the collection comment dated xx/xx/2025, the payments made in Jan 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $264,457.93.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the occupancy of the subject property is stated as a second home.
BWR has 1 month on the job as a pharmacist with xx.
Previously, BWR had 3.33 years on the job as a staff pharmacist with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (xxshows insufficient assets. Bank statement in the file shows $XXK satisfies the cash-to-close requirement of $XXxxdetails not provided. Subject originated X/XX/XX."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,702.22	08/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,957.26	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	709	Not Applicable	41.786%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active junior mortgage against the subject property in favor of xxamount of $xx which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the instrument #xx.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,761.86 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,957.26 with an interest rate of 3.999%. The current UPB reflected as per the payment history is $580,929.97.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $580,929.97.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 5.5 years on the job as a director of engineering with xx.—xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows assets were insufficient. Bank statements in the file show $XXK and gift assets of $XXK satisfy the cash-to-close requirement of $Xxxoriginated X/XX/XX. XXXX last XX months."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows debt miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.X years on the job as a director of engineering with xx. xx, FICO XXX, XXXX last XX months, $XXXK equity in the subject."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed TILA finance charge test. The finance charge disclosed on the final CD as $XXX,XXX.XX. The calculated finance charge is $xx for an under disclosed amount of -$XXX.XX.  The reason for the finance charge under disclosure is unknown as the fee itemization is missing.
 The subject loan is a purchase case, originated on xx/xx/XXXX, and the SOL of X year has expired."
																																																																																								* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the SOL of X year has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,033.46	08/04/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,873.35	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	713	49.776%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,846.60 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,873.35 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $336,146.31.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $336,146.31.
Unable to determine the reason for default.
As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan, and the step complaint was filed on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure case was closed due to reinstatement. Further details were not provided.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 5 months on the job as a table games pit supervisor at xx. BWR1 had multiple jobs in the last 2 years.
BWR2 has 7.66 years on the job as a teacher at the xx
Foreclosure Comments:As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan, and the step complaint was filed on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure case was closed due to reinstatement. Further details were not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows miscalculation of liabilities. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X months on the job as a table games pit supervisor at xx. BWRX has X.XX years on the job as a teacher at the xx, FICO XXX, and $XXXK equity in the subject."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. Initial loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in the fee amount of +$xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL is expired."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by xx Pg #xx, and its recommendation is xxwith a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$12,401.68	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,021.45	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	790	30.008%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior mortgage against the subject property in favor of xx, a corporation, that was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,299.11 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,021.45 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $170,120.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $170,120.12.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 22.58 years on the job as a police officer with the xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable		* xxshows points and fees compliance violation due to an increase in title fees at closing. Infinity compliance report shows the loan does not fail any points and fees test. Further details not provided."	* xxinitial application is missing from the loan documents." * Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,544.86	08/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,567.82	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	754	Not Applicable	45.112%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,389.14 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,567.82 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $272,281.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $272,281.96.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a senior software engineer at xx. Previously, BWR had 5.58 years on the job as a senior software engineer at xx.com Inc.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* xxmissing or unsigned (xxis missing from the loan documents."
																																																																																							* Occupancy concerns - (xxapproved as xxreview of the loan file show occupancy misrepresentation, as the post-close AUS dated xx/xx/XXXX shows the subject property is a secondary home. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,358.07	08/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,121.04	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	787	786	49.921%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,843.84 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,121.04 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $177,217.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $177,217.60.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 7.33 years at xx
BWR2 has been SE for 16.41 years at Realtor.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has been SE for X.XX years at xx, FICO XXX, XXXX in the last XX months, and has $XXK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,614.87	08/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,833.15	4.250%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	733	695	31.975%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,410.84 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,833.15 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $206,501.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $206,501.76.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape data, the subject property occupancy is stated as second home.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 3.5 years at xx
BWR2 has 3.5 years on the job as a senior director at xx. Additionally, BWR2 has been SE for 3.5 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (xxshows short asset reserves. Bank statements in files show $XXK in assets, and the cash-to-close requirement is $XXK. BWR was short $XXK funds to close and zero reserves. Further details not provided. Subject originated X/XX/XX. XXXX last XX months."
* Occupancy concerns - (xxsubject was approved as a second home. Tape shows occupancy misrepresentation. Further details not provided."	* xxis "xxloan fails the qualified mortgage lending policy points and fees test due to fees charged, $X,XXX.XX, exceeding the fees threshold of $X,XXX.XX by +$XXX.XX. The below fees were included in the test: xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxloan fails the xxpublic guidelines) QM points and fees test due to fees charged, $X,XXX.XX, exceeding the fees threshold of $X,XXX.XX by +$XXX.XX.  The below fees were included in the test: xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
																																																																																								xxpaid by Borrower: $XXX.XX."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,957.56	07/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,910.39	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	38.895%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The water charges for XXXX are delinquent in the amount of $XX.XX on xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,064.01 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,910.39 and the interest rate is 4.875%. The current UPB reflected as per the payment history is $347,359.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $347,359.36.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as an associate with xx. BWR had prior employment experience as an analyst III at xx.83 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Occupancy concerns - (xxsubject was approved as an xx. Tape shows occupancy misrepresentation. Further details not provided."	* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,492.16	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,253.60	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	716	49.984%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The annual installment of water charges for XXXX was delinquent in the amount of $XXX.XX on xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,207.21 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,253.60 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $213,310.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $213,310.05.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been xx.75 years and at xx.83 years.
BWR2 has 2 years on the job as a project manager at xx. Additionally, BWR2 has 2 years on the job as a project manager at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxexcluded a debt to be paid at closing that was not paid off. BWRs relocated from xxtape states cannot use SE income. Lender defect. xx.XX%. BWRs are both SE with xx. The subject loan originated xx/xx/XXXX and the X-year SOL is active, FICO XXX, $X,XXX residual income, $XXX.XK in reserves (xx), X x XX since inception and $XXXK equity in the subject."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$5,528.36	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,767.03	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	731	744	42.709%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active HOA lien against the subject property in favor of xx, a Florida not-for-profit, in the amount of $X,XXX.XX, which was recorded on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,290.58 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,767.03 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $279,114.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $279,114.65.
According to the comment dated xx/xx/2023, there is an issue of payment dispute. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 12.83 years at xx
BWR2 receives pension income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxshows the subject condo is a non-warrantable project. Appraisal report shows the subject is a new construction, and XXXXD shows construction is completed. Condo questionnaire is missing from the loan file. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* xxfailed the TILA finance charge test. Finance charge disclosed on the final CD is $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,528.36	08/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$923.58	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	730	791	27.982%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,600.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $923.58 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $133,253.23.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $133,253.23.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.

BWR1 receives pension income.
BWR2 receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* xxinitial closing disclosure is missing from the loan documents."
* xxtape shows the subject condo project is non-warrantable. The supplemental addendum in the appraisal report shows the subject is a condo located in an established gated condo golf course project called xx, developed by xx, and the subject is the first condo building to be completed, and the rest of the project is still developing. The condo questionnaire is missing from the loan document. Further details not provided."	* xxloan failed the TILA finance charge test. The finance charge disclosed on the final CD is $XXX,XXX.XX. The calculated finance charge is $xx for an underdisclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is available in the loan file. The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* XX TRID xxis Incomplete (xx) "The TRID tolerance test is incomplete due to the initial CD is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,726.49	08/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,547.77	7.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	769	Not Applicable	31.508%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, in the amount of $xx with xx.
No active judgments or liens have been found.
The annual county taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water/sewer charges for XXXX have been delinquent in the total amount of $XX.XX, which was due on xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,724.56 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,547.77 with an interest rate of 7.99%. The current UPB reflected as per the payment history is $207,620.35.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $207,620.35.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a horse jockey for 7.5 years.
Additionally, BWR has been SE for 2.5 years at 4 xx.5 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxis "xxloan failed the qualified mortgage safe harbor threshold test due to the APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed."
																																																																																							* Occupancy concerns - (xxsubject was approved as a second home. Tape shows occupancy misrepresentation. Further details not provided."	* Missing or error on the xxrate lock agreement signed by the borrower xx."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,185.25	06/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,653.39	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	748	792	49.593%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX.
The annual utilities/MUD taxes for XXXX are paid in the total amount of $X,XXX.X on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,751.34 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,653.39 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $451,164.77.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $451,164.77.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.

BWR1 has 6.33 years on the job as a manager with xx.
BWR2 has been SE for 10.16 years at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows employment misrepresentation and income miscalculation. Further details not provided. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a manager with xx. BWRX has been SE for XX.XX years at xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,023.40	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,672.08	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	794	Not Applicable	45.883%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,932.95 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,672.08 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $570,382.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $570,382.30.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a financial advisor for 6 years. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxis a condotel unit in xx, located in the city of xxproject has amenities such as a community pool, spas, offering short term rentals on their site. Zillow search shows an estimated value of $X.XM. Current UPB is $XXXK."		* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as 2/XX/2021. The notary's signature date on the mortgage/deed of trust is 2/XX/2021. The Note date is 2/XX/2021."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$780.20	3.125%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	695	759	48.226%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The taxes are to follow.	As per the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,005.25 (xx), which was applied for the due date of xx/xx/2025. The current xxis $780.20 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $90,347.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $90,347.20.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.83 years on the job as a sales associate at xx. BWR2 and BWR3 receive social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxtape shows the subject project is undergoing critical repairs and structural integrity. The project is undergoing repairs on various components of the buildings, including all sealant joint replacements, concrete repairs, brick masonry repairs, parapet rebuilds, shelf angle flashing, balcony repairs, and waterproofing. The estimated cost to complete the work is $X.Xxxengineer's certificate of completion are missing from the loan documents."	* xxloan failed the Pennsylvania license validation test."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$7,009.39	09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,652.71	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	Yes	809	811	36.253%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of personal taxes for XXXX is due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,402.45 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,652.71 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $541,440.81.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $541,440.81.
As per tape data, the occupancy of the subject property is stated as a second home.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 13.58 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxtape and file show the subject condo association is involved in an active litigation over pumps installed by the defendants that failed and caused flooding within the condominium complex, and there have been multiple failures of these circulating pumps. The association suffered damages of $XXXK and is demanding reimbursement for the expenditures made, attorney's fees, interest, and costs of court. XXXXD or a final inspection report by a licensed professional verifying the structural integrity of the condo project is missing from the loan documents. Further details not provided. Zillow search shows an estimated value of $X.XM. Current UPB $XXXK."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan fails the late fees test due to fees charged, $XXX.XX, exceeding the fees threshold of $XXX.XX by +$XX.XX."
																																																																																								* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. xxdated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. This is an increase in fee of $XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Not Covered	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,953.00	10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$129.31	3.625%	120	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	42.474%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a Delaware limited liability company.
There is an active mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $129.31 (xx), which was applied for the due date of xx/xx/2025. The current xxis $129.31 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $6,428.48.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $6,428.48.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on the job as a laborer at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxoriginated as a second lien DPA loan. Tape shows income miscalculation. xxis XX%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,266.00	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,507.42	7.062%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	48.345%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,835.46 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,507.42 with an interest rate of 7.062%. The current UPB is $222,513.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $222,513.56.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
BWR has 8.5 years on the job as a kitchen manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows lender did not obtain the executed lease agreement supporting the rental income used to qualify. xxis XX%. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.X years on the job as a kitchen manager at xx, FICO XXX, and $XXK equity in the subject. XXXX since inception."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
																																																																																								* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,885.44	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$653.90	9.125%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	39.950%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active prior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The Xst installment of county taxes and utilities/MUD charges for XXXX was paid in the total amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd, Xrd, and Xth installments of county taxes and utilities/MUD charges for XXXX are due in the total amount of $X,XXX.XX on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $653.90 (xx), which was applied for the due date of xx/xx/2025. The current xxis $653.90 with an interest rate of 9.125%. The current UPB reflected as per the payment history is $62,625.98.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $62,625.98.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as an adjuster with xx. Additionally, the BWR receives retirement income. Previously, BWR had 4.58 years on the job as an adjuster at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxsubject is a second lien. Tape shows the subject loan failed the state high-cost test, and PCCD was issued to cure the state high cost. Further details not provided. Reaching out to XX for further compliance analysis."	* xxtest xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$11,611.83	09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,241.05	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	40.902%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active HOA lien against the subject property in favor of xx., which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utilities/MUD charges for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,704.69 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,241.05 with an interest rate of 2.750%. The current UPB, reflected as per the payment history, is $272,129.04.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is $272,129.04.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.96 years on the job as an office manager with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property type is inconsistent with the tape (xx)		* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows additional mortgage debt was undisclosed. The revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as an office manager with xx, FICO XXX, XXXX in the last XX months, $XXK equity in the subject, and a residual income of $X,XXX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,902.97	09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,638.02	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	49.820%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a UCC lien found against the subject property in favor of xx, which was recorded on xx/xx/XXXX with instrument # xx.
The Xst and Xnd installments of county taxes for XXXX-XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,813.51 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,638.02 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $531,021.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $531,021.07.
Unable to determine the RFD.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 years on the job as a special education school teacher at xx. Additionally, BWR had 8.41 years on the second job as an equipment operator at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxborrower's intent to proceed is missing from the loan documents." * Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxshows income calculation error brings DTI over allowable threshold. Lender defect. xxis XX.XX%. BWR is employed as a special education teacher for xx. The subject loan originated xx/xx/XXXX and the X-year SOL is active, FICO XXX, $XXXX in residual monthly income and $XXXK equity in the subject property."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as  $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx/xx/XXXX and the X year SOL is active.

Loan failed TILA post-consummation revised closing disclosure finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is  $xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx/xx/XXXX and the X year SOL is active.

																																																																																								xx/xx/XXXX: xxhas expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,456.89	09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,340.12	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	732	731	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,183.68 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,340.12 and the interest rate is 4.875%. The current UPB reflected as per the payment history is $251,977.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $251,977.92.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 9 months on the job as a cardiovascular intensive care unit registered nurse with xx. Previously, BWR2 was a full-time student with the xx, xx, between xx/xx/2022 and xx/xx/2024 for 1.91 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxshows BWRX income was not calculated properly. Lender defect. xxis XX.XX%. BWRX is employed as a xx. The subject loan originated xx/xx/XXXX and the X-year SOL is active, FICO XXX, $XXXX in residual monthly income and $XXK equity in the subject property."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$48.94	08/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,690.19	5.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	40.270%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active junior mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a xx
There are multiple active prior state tax warrants against the borrower xx, which were recorded on different dates in the total amount of $XX,XXX.XX. In addition, there are two active junior state tax warrants against the borrower xx on different dates in the total amount of $X,XXX.XX. xx.
There are multiple active prior state tax warrants against in favor of the xx, which were recorded on different dates in the total amount of $X,XXX.XX. The defendant name, xx, is inconsistent with the borrower xx"xx.
The Xst installment of county taxes for XXXX/XXXX has been paid in the amount of $XX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX/XXXX is due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,992.44 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,690.19 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $277,175.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx and the next due date is xx/xx/2025. The current UPB is $277,175.11.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.25 years on the job as a network operator at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Loan does not conform to program guidelines (xxvesting deed recorded on xx/xx/XXXX, shows the covenant and conditions regarding mediation, arbitration, and resolution. xxrider attached to the mortgage, and xxtitle commitment also shows a covenant and condition. Tape defect shows the recorded covenants, conditions, and restrictions (xxthis community contain provisions that are non-compliant with the xxmay be deemed legally unenforceable under federal housing regulations."
																																																																																							* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,094.14	08/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,391.95	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	47.275%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,845.19 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,391.95 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $343,889.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $343,889.16.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 years on the job as a social worker at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows undisclosed liabilities. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has XX years on the job as a social worker at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active.

																																																																																								xx/xx/XXXX: xxhas expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,984.64	09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,559.55	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	49.412%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The first installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX/XXXX and XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,411.37 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,559.55 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $472,675.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $472,675.64.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.66 years on the job as a lead solution architect at xx. Previously, BWR had 7.66 years on the job as a solution architect at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxshows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a lead solution architect at xx, FICO XXX, and $XXK equity in the subject."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD is $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case originated on xx/xx/XXXX, and the X-year SOL is active.

xx/xx/XXXX: xxhas expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,212.24	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	752	57.346%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the tape, the subject mortgage was originated on xx/xx/XXXX in the amount of $xx in favor of xx.
No active judgments or liens have been found.
The subject property is restricted property. The tax information is not available.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,212.24 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,212.24 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $347,070.24.
As per the comment dated xx/xx/2025, the payments made in the month of August 2025 are BWR payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $347,070.24.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1.58 years on the job as an accountant with 3 xx. BWR had prior employment experience as a cardiovascular representative at xx. for 1.58 years.
BWR2 has 1.5 years on the job as an accountant with xx. BWR2 had prior employment experience as an accountant with xx.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* XX TRID xxfailed charges that cannot increase the X% tolerance test. The revised CD dated xx/xx/XXXX reflects a point loan discount fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects point-loan discount fee at $X,XXX.XX. This is an increase in fee of $XXXX.XX for charges that cannot increase. COC for the increase in fee is missing from the loan documents. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX; the SOL of X year is active."
* xxfails xxpublic guidelines) QM points and fees test due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $xx
xxpaid by Borrower: $XXX.XX

Loan fails xxpoints and fees test due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The following fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $xx
xxpaid by Borrower: $XXX.XX"
* Loan does not conform to program guidelines (xx). Note was papered out, and the loan is now too seasoned for purchase by the investor. Further details not provided."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX.

																																																																																								xx/xx/XXXX: xxhas expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$514.10	09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$971.91	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	798	800	42.376%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,268.56 (xx), which was applied for the due date of xx/xx/2025. The current xxis $971.91 with an interest rate of 5.125%. The current UPB reflected as per the payment history is $178,079.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $178,079.97.
Unable to determine the reason for the default.
As per the tape data, the occupancy of the subject property is stated as non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.08 years on the job as a senior audit manager with xx. Previously, BWR1 had 9.75 years on the job as a contract auditor with xx.
BWR2 has 1.25 years on the job as a vice president of product management with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (xxshows gift funds used on an investment property. Review of loan file does not show any gift funds. Available balance on bank statements are $X,XXXxxclose is $XXxxdetails not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,661.89	09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,709.51	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	677	646	49.831%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active UCC lien against the subject property in favor of xxdba XXXX, which was recorded on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,332.60 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,709.51 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $330,778.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $330,778.08.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8 months on the job as a school nurse with xx.
Previously, BWR had 2.75 years on the job as a registered nurse with xx.
BWR2 has 2.33 years on the job as a test specialist engineer with xx.
BWR3 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan fails the compliance delivery and timing test for xx. The document tracker is missing, and X business days were added to get the receipt date of xx/xx/XXXX, which is after the consummation date of xx/xx/XXXX."
																																																																																							* xxloan failed the TRID disclosure delivery date validation test. A closing disclosure delivery date is after the consummation date."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxshows the underwriter missed additional debt causing the DTI to be greater than XX%. Lender defect. xxis XX.XX%. Bwr is employed as a xx. BWRX is employed as an Engineer at xx. BWRX is retired. The subject loan originated xx/xx/XXXX and the X-year SOL is active, FICO XXX, $XXXX in residual monthly income, XXXX since inception and $XXXK equity in the subject property."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.11	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	676	Not Applicable	24.578%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been exempt on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,598.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,083.11 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $181,916.94.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $181,916.94.
The reason for default is unable to be determined.
As per tape data, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.16 years on the job as a software engineer with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (xxshows the insufficient assets, as the large deposits cannot be sourced. Review shows BWR liquidated CD for down payment of $xx and had $xx in bank and investment accounts that exceeded the funds to close of $xx Review shows ATR confirmed. XXXX since inception on X/XX/XX."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,033.97	08/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,618.20	5.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	711	716	48.938%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,299.79 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,618.20 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $284,374.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $284,374.67.
   As per the tape, the occupancy of the subject property is second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 & BWR2 have been SE for 30.5 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxshows unable to validate the income. Lender defect. Unable to determine xxare self-employed xxyears. xxis also an adjunct professor at xxyear and X months. The subject loan originated xx/xx/XXXX and the X-year SOL is active, FICO XXX, $XXK equity in the subject property and $XXXK in assets after closing."	* Loan program disclosure missing or unexecuted (xxprogram disclosure is missing from the loan document." * Missing or error on the xxlock agreement is missing from the loan file."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,331.85	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	798	783	46.252%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,755.51 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,331.85 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $206,693.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $206,693.91.
As per the tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.16 years on the job as a sales manager with xx. Previously, BWR1 had 1.91 years on the job as a retail sales manager with xx.
BWR2 has 6 months on the job as a travel manager with xx. Previously, BWR2 had 9.41 years on the job as an assistant account manager with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxshows missing condo project approval, and the loan is now seasoned for more than X months. Review of loan file shows there is a letter which states the condo project was approved. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,926.43	5.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	804	777	28.125%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior UCC judgment against the subject property in favor of the xx, which was recorded on xx/xx/XXXX with instrument # xx.
Tax status is to follow.
.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,926.43 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,926.43 with an interest rate of 5.625%. The current UPB is $851,176.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $851,176.44.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 11.33 years on the job as a sales head at xx. Additionally, BWR has been SE for 3.16 years at xx
BWR2 has 1.33 years on the job as a computer scrum lead at xx. Previously, BWR2 had 1.58 years on the job as an analyst at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxfile show the subject loan closed as a X/X xxdiscrepancy was noted in the last revised CD, which incorrectly listed the loan type as a XX/X xxerror was corrected, and the final CD accurately reflects the loan type as a X/X xxdetails not provided."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$134.00	09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,835.78	3.990%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	49.528%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,182.44 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,835.78 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $383,876.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $383,876.77.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.75 years on the job as a cardiovascular technician with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. The tape shows the lease agreement was fabricated. Further details not provided. BWR defect. The subject originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a cardiovascular technician with xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,278.98	09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,701.66	5.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	768	670	49.724%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX-XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,079.25 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,701.66 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $488,688.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $488,688.81.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 2.5 years on the job as an engineer designer at xx.
BWR2 has 1.25 years on the job as an admission marketer at xx. Previously, BWR2 had 5 years on the job as a certified nursing assistant at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the lender did not obtain documentation for rental income. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.X years on the job as an engineer designer at xx. BWRX has X.XX years on the job as an admission marketer at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$119.50	09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$477.42	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	49.952%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $850.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $477.42 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $99,566.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $99,566.29.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a substitute teacher at xx. Additionally, the BWR has 1.08 years on the job as a special education paraprofessional at xx. Previously, BWR was a full-time student at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxused income that wasn’t supported. xxis in excess of XXX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.X months as a xx, FICO XXX, XXXX since inception and $XXXK equity in the subject property."	* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Reason for finance charge under disclosure is unknown as the fee itemization is missing.
The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL is active."
* XX TRID xxis Incomplete (xx)     "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL is active."
																																																																																							* xxclosing disclosure is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,723.24	09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,210.00	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	770	Not Applicable	26.546%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installments of combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,715.98 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,210.00 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $303,301.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $303,301.48.
As per the tape, the subject property occupancy is stated as occupied by unknown.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.08 years on the job as a director of operations with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* xxmissing; loan has escrows (xxescrow account disclosure is missing from the loan document."
																																																																																							* Loan does not conform to program guidelines (xxtape shows several non-legal documents were not signed at closing, and the borrower xx. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,660.94	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	48.887%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been exempted.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,069.79 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,660.94 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $299,043.78.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $299,043.78.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 years on the job as an inventory specialist with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxappraisal report in the loan file is subject to completion of repairs. The improvement section shows the final grade of sod and seed is not finished yet. The estimated cost to cure is in the amount of $X,XXX.XX. xxreflects subject property repairs are still not completed. The updated XXXXD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxexcluded HOA dues. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx, FICO XXX, $X,XXX residual income, $XK in reserves, XXXX since inception and $XX.XK equity in the subject property."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,862.40	09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,940.38	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	702	47.801%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual county taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,515.92 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,940.38 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $331,453.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $331,453.55.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR1 has 1.75 years on the job as a physical therapist at xx. Additionally, BWR1 has 1.83 years on the second job as a physical therapist at xx.
BWR2 has 9 months on the job as a community association manager at xx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxreport show the loan failed the waiting period required test due to changes before consummation, requiring a new waiting period. APR becomes inaccurate."
* xxis "xxloan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX.

Loan failed TILA post-consummation revised closing disclosure finance charge test due to finance charge disclosed on CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of $XX,XXX.XX.

Loan failed TILA post-consummation revised closing disclosure APR test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by -X.XXX%.

																																																																																							Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows miscalculation of student debt. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a physical therapist at xx. BWRX has X months on the job as a community association manager at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject. Review shows ATR confirmed."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,022.74	08/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,449.76	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	766	47.287%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,389.09 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,449.76 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $513,008.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $513,008.00.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.91 years on the job as a safety manager with xx.
BWR2 has 8.33 years on the job as a registered nurse with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxappraisal report in the loan is subject to completion of installation of landscaping. The estimated cost to cure is $X,XXX. XXXXD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$XXX.XX.   The subject loan is a purchase originated on xx/xx/XXXX, and the X year SOL is active."
* Loan does not conform to program guidelines (xxtape shows the loan has seasoned. Further details not provided."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to in the amount of $XX,XXX.XX."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,781.24	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	676	720	40.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX is exempt.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,472.99 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,781.24 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $296,768.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $296,768.36.
As per the seller’s tape data, the subject property is stated as a non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.41 years on the job as a director with xx.
BWR2 has 4.5 years on the job as a title 1 teacher with the xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows rental income used to qualify could not be verified. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a director with xx.X years on the job as a title X teacher with the xx, FICO XXX, and $XXK equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$341.26	$337.71	09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,594.33	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	817	778	49.500%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of xxcharges for XXXX has been paid in the total overpayment amount of $X.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been delinquent in the total amount of $XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,861.71 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,594.33 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $398,951.02.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $398,951.02.
  As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
  The loan has not been modified since origination.
  No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR1 receives pension and foster care income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxdid not establish continuance of xxincome. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR receives Pension income, FICO XXX, $X,XXX residual income, $XK in reserves, XXXX since inception and $XXXK equity in the subject property."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,122.51	09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,545.79	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	782	747	49.032%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual first and second installments of combined taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,519.34 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,545.79 with an interest rate of 4.25%. The current UPB reflected as per the payment history is $514,632.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $514,632.90.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3 years on the job as a manager at xx. Additionally, BWR1 has been SE for 10 months at xx
BWR2 has been SE for 3 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxmiscalculated SE income. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx, BWR X is SE with xx, FICO XXX, $X,XXX residual income, XXXX since inception and $XX.XK equity in the subject property."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,320.10	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	783	797	27.851%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been exempt.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,767.33 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,320.10 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $227,326.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $227,326.22.
As per the tape data, the occupancy of the subject property is stated as non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 21.5 years on the job as a dentist at xx.
BWR2 has 10 years on the job as a mechanical manager at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxshows missing condo project approval, and the loan is now seasoned for more than X months. Review of loan file shows there is a letter which states the condo project was approved. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,280.93	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	796	788	26.809%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,738.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,280.93 with an interest rate of 5.375%. The current UPB reflected as per the payment history is $226,134.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx and the next due date is xx/xx/2025. The current UPB is $226,134.51.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 have been SE for 26.83 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxlock agreement signed by the borrower xx."
* xxshows missing condo project approval, and the loan is now seasoned for more than X months. Further details not provided. Review of loan file shows there is a letter which states the condo project was approved. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Reason for finance charge under disclosure is unknown as the fee itemization is missing.
The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL is active.

																																																																																								xx/xx/XXXX: xxhas expired."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,103.02	4.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	44.001%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installments of county taxes for XXXX have been exempt.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,649.77 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,103.02 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $426,314.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $426,314.96.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
BWR has 1.25 years on the job as a construction project manager at xx. Previously, BWR had 1.16 years on the job as a construction manager at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxapproved at XX%. Tape and review shows BWR has limited credit. Lender defect. Subject originated X/XX/XX and the X year SOL is active. BWR has X year on the job as a construction project manager at xx. XXXX since inception. $XXK equity. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$78.73	09/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$951.48	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	768	48.887%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,265.76 (xx), which was applied for the due date of xx/xx/2025. The current xxis $951.48 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $181,476.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $951.48 with an interest rate of 4.750%. The current UPB is $181,476.61.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11.33 years on the job as a director with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* xxloan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has XX.XX years on the job as a director with xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,276.82	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	806	Not Applicable	34.522%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
Tax status is to follow.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,276.82 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,276.82 with an interest rate of 5.125%. The current UPB reflected as per the payment history is $234,224.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $234,224.69.
As per the tape, the subject property is second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR receives social security and pension income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable		* xxsubject was approved as a second home. Tape and file show BWR is a US citizen living in Canada making the AUS invalid. Review shows ATR confirmed."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,090.75	10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,254.10	3.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	741	772	52.303%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,449.47 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,254.10 with an interest rate of 3.990%. The current UPB is $681,446.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $681,446.99.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 was qualified using an offer letter as a registered nurse with xx. Previously, BWR1 had 6.91 years on the job as a facility manager with xx.
BWR2 has 3.08 years on the job as a direct care staff with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects xx.XX. CD dated xx/xx/XXXX reflects xx.XX. This is an increase in fee of $X.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase originated on xx/xx/XXXX, and the X-SOL is active."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject approved at XX.XX%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWRX was qualified using an offer letter as a registered nurse with xx. BWRX has X.XX years on the job as a direct care staff with xx, FICO XXX, and $XXK equity in the subject. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,775.83	09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,641.26	5.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	784	672	46.123%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,350.55 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,641.26 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $621,996.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $621,996.27.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9 months on the job as a supply chain manager with xx. Previously, BWR1 had 5.75 years on the job as a supply chain manager with xx.
  BWR2 has been SE for 11.16 years at xx, BWR is self-employed and has been running multiple businesses for 3.91 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows lender miscalculated PITI in the DTI calculation. xxis XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X months on the job as a supply chain manager with xx. BWRX has been SE for XX.XX years at xx, BWR is self-employed and has been running multiple businesses for X.XX years, FICO XXX, XXXX since inception, $XXXK equity in the subject, and residual income of $xx Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,376.94	09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,702.06	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	811	Not Applicable	49.191%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $3,146.61 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,702.06 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $339,517.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $339,517.38.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 months on the job as a registered nurse with xx. Previously, BWR had 7 months on the job as a registered nurse with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. The tape shows income miscalculation. Further details not provided. DTI exceeded the allowable threshold. The subject originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X months on the job as a registered nurse with xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,368.39	09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,339.05	3.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	47.530%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,938.90 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,968.50 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $274,912.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $274,912.80.
Unable to determine the reason for default.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.83 years on the job as a loan servicing admin at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows at the time of submission for issuance of the MIC, the borrower xx. Further details not provided."
* MI, xxmissing and required (xxinsurance certificate is missing from the loan documents."
																																																																																							* xxapplication signed by the loan originator is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,540.35	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	784	Not Applicable	50.082%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been exempt.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,201.03 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,540.35 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $270,395.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $270,395.09.
As per the tape, the subject property occupancy is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.91 years on the job as a clinical manager at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxis NOO and approved at XX.XX%. Tape shows undisclosed debt opened prior to closing. xxis XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has XX.XX years on the job as a clinical manager at xx, FICO XXX, XXXX since inception, $XXK equity in the subject, and $X,XXX residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$711.51	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$550.86	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	39.044%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, a division of xx, xxmortgage was re-recorded for the correct legal description on xx/xx/XXXX.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $78,457.05 (xx), which was applied for the due date of xx/xx/2025. The current xxis $550.86 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $78,457.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $78,457.05.
Unable to determine RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
xx, the borrowers, xx and xx, filed bankruptcy under Chapter 7 with the Case #xx. xxwas discharged on xx/xx/2024 and terminated on xx/xx/2024.
BWR has 1 year on the job as a driver at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
xx, the borrowers, xx and xx, filed bankruptcy under Chapter 7 with the Case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $85,000.00. The unsecured portion is $0.00. There is no comment indicating a cramdown. xxwas discharged on xx/xx/2024 and terminated on xx/xx/2024.	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan was determined to be ineligible under the program guidelines. Further details were not provided. Subject loan originated on xx/xx/XXXX."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxtest xxfailed the higher-priced mortgage loan test (xx)(xx)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(xx), (xx), and (xx).

Loan failed xxthreshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,139.83	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$475.37	4.125%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	45.392%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, F.A.
There is an active junior mortgage against the subject property in favor of the xx, F.A, which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of xx.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,076.54 (xx), which was applied for the due date of xx/xx/2025. The current xxis $475.37 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $42,095.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $42,095.32.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
BWR has 8 years on this job as a cook with the xx
BWR has 8 years on this job as a cook with the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan does not meet the loan program eligibility requirement. Further details not provided."	* xxloan failed the TILA foreclosure rescission finance charge test due to the finance charge disclosed on the final TIL as $XX,XXX.XX. The calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX. The loan failed the TILA finance charge test. The finance charge disclosed on the final TIL is $XX,XXX.XX. The calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX.
The loan failed the xxtest due to the APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by -X.XXX%.
This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last."
* xxmissing or unexecuted (xxfinal GFE is missing from the loan documents."
* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower xx,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was manually underwritten."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,522.20	09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$820.41	3.625%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	52.934%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a division of xx, F.A.
There is a junior partial claim mortgage against the subject property originated on xx/xx/XXXX in favor of the xxamount of $xx which was recorded on xx/xx/XXXX. As per the subordination agreement located at xx, this mortgage is subordinate to the subject mortgage.
The Xst and Xnd installments of county taxes for XXXX-XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,792.32 (xx), which was applied for the due date of xx/xx/2025. The current xxis $820.41 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $133,394.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $133,394.77.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 26.5 years on the job as an administrator at the xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	2: Acceptable with xx			* MI, xxmissing and required (xxloan is an xxcertificate is missing from the loan documents." * Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,087.17	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,931.19	3.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	774	49.678%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, a division of xx, F.A.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX.
The annual combined taxes for XXXX are due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,931.19 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,931.19 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $332,040.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $332,040.25.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 22.25 years at xx., and is also employed by xx.
BWR2 receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows underwriting issues. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has been SE for XX.XX years at xx., and is also employed by xx. BWRX receives retirement income, FICO XXX, XXXX in the last XX months and $XXXK equity in the subject."
* xxloan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect points - loan discount fee. xxdated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. The subject is a refinance case originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* xxis missing. (xx), and its recommendation is xxwith a DTI of XX.XX%."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,024.28	09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$890.60	3.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	624	50.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a division of xx, F.A.
There is a medical lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
There is a credit card judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,221.27 (xx), which was applied for the due date of xx/xx/2025. The current xxis $890.60 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $147,968.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $147,968.52.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.66 years on the job as a teacher at xx.
BWR2 has 4 months on the job as a campus security guard at xx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the subject is an FHA uninsurable loan. Further details not provided."	* xxis "xxloan failed the initial closing disclosure delivery date test. The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* MI, xxmissing and required (xxcertificate is missing from the loan documents."
* Missing or error on the xxrate lock agreement is missing from the loan file."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx.XX%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,824.54	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$522.18	4.125%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	803	Not Applicable	31.497%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. No active judgments or liens were found. The annual combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX. The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $522.18 (xx), which was applied for the due date of xx/xx/2025. The current xxis $522.18 with an interest rate of 4.125%. The current UPB is $37,195.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $37,195.80.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per servicing comment dated xx/xx/2024, the borrower xx on xx/xx/2024 and the borrower xx. As per comment dated xx/xx/2024, the loss draft check was received in the amount of $3,967.38 on xx/xx/2024. No comments have been found regarding repair completion. Subsequent comments do not show damage.
According to the servicing comments, the subject property is owner-occupied.
BWR receives retirement income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable		* Appraisal incomplete (xx) (xxappraisal report in the loan file is as is. The photo addendum shows signs of settlement in the side wall. The estimated cost to cure is not available in the loan file. XXXXD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount." * Loan does not conform to program guidelines (xxfile show the loan is unsaleable due to a TRID violation. xx/xx/XXXX was originally issued as a purchase, and then the loan was changed to refinance, and a new LE was issued. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,967.38	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$352.94	10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$379.72	3.500%	120	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	39.502%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a division of xx, F.A.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $870.02 (xx), which was applied for the due date of xx/xx/2025. The current xxis $379.72 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $17,445.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $17,445.89.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as an electrician at xx. Previously, BWR had 4 months on the job as an electrician at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxshows LE was not issued within X business days of application. Review of the file shows the LE was provided within the required X business-day period from the application date of xx/xx/XXXX. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,246.60	10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.21	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Secondary	Yes	Yes	Yes	769	775	44.221%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a division of xx, F.A.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,701.66 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,120.21 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $236,074.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $236,074.14.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 32 years on the job as a maintenance instructor at xx.
BWR2 has 34.25 years on the job as a flight attendant at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows collateral. Further details not provided."
* xxtape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXxx, with a sales price of $XXXK, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower xx and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,696.76	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$884.19	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	775	44.949%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, F.A.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $884.19 (xx), which was applied for the due date of xx/xx/2025. The current xxis $884.19 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $180,518.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $180,518.83.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.58 years on this job as a retail coordinator at xx.
BWR2 has been SE as a realtor for 2.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxtape shows material omission. Further details not provided. Subject originated X/XX/XX."	* xxloan failed the Pennsylvania license validation test."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xxits recommendation is xxwith a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,614.94	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,242.60	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	829	815	50.207%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a division of xx, F.A.
No active judgments or liens have been found.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,242.60, which was applied for the due date of xx/xx/2025. The current xxis $1,242.60 with an interest rate of 2.875%. The current UPB is $268,956.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $268,956.71.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has 15 years on the job as a business manager at xx.
BWR2 has been SE for 33 years at XXXX.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows DTI calculated incorrectly. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has XX years on the job as a business manager at xx. BWRX has been SE for XX years at xx, FICO XXX, XXXX in the last XX months, and $XXXK equity in the subject."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX.
xxdated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX.
This is a cumulative increase in fee of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxapplication signed by the loan originator is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xx) and its recommendation is accept with a DTI of XX%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,950.03	09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,159.41	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	36.083%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, in the amount of $xx with xx, a division of xx, F.A.
There is one junior mortgage against the subject property, which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $xx with the xx
The Xst and Xnd installments of town taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,898.78 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,159.41 with an interest rate of 3.00%. The current UPB reflected as per the payment history is $245,750.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $245,750.15.
As per the tape date, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 19 years on the job as a co-manager at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable		* Loan does not conform to program guidelines (xxshows material omission. Further details not provided. Subject originated X/X/XX."	* xxmissing; loan has escrows (xxescrow account disclosure is missing from the loan document."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,878.76	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	21.496%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a xx, F.A.
No active judgments or liens have been found.
The taxes are to follow.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,878.76 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,878.76 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $839,591.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $839,591.86.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 19.33 years on the job as a senior vice president of human resources at xx. Additionally, BWR has been SE for 4.25 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows rejected by Chase, as the tax return for the year XXXX is not available. Further details not provided."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows the lender did not obtain the tax return for the year XXXX. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has XX.XX years on the job as a senior vice president of human resources at xx. Additionally, BWR has been SE for X.XX years at xx, xx, $XXXK equity in the subject, and XXXX in the last XX months."
																																																																																								* xxloan failed the Pennsylvania license validation test."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,678.34	10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,560.51	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	790	786	38.644%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a division of xx, F.A.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,039.71 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,560.51 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $920,650.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $920,650.52.
As per the seller’s tape, the subject property is stated as non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 10.6 years at xx
BWR2 has been SE for 8.75 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxsubject was approved as NOO at XX.XX%. The tape shows the lender miscalculated rental income, as the lender did not obtain the proof of rental income. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has been SE for XX.XX years at Main Realty. BWRX has been SE for X.XX years at xx, FICO XXX, XXXX last XX months and $XXXK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,601.61	09/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$694.67	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	620	637	38.434%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. There is a junior UCC judgment against the subject property in favor of xx, which was recorded on xx/xx/XXXX. The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX. The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,729.72 (xx), which was applied for the due date of xx/xx/2025. The current xxis $694.67 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $137,167.19.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025.  The current UPB per the payment history is $137,167.19.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the subject property has hail damage, and the date of loss was xx/xx/2024. The borrower xx,892.28. The comment dated xx/xx/2024 shows the borrower xx,370.40. No further details are provided regarding repairs and the current condition of the property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.41 years on the job as an associate with xx.
BWR2 has 8.33 years on the job as a high school teacher with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable		* xxis missing from the loan file (xxequity consumer disclosure is missing from the loan documents." * xxis missing from the loan file (xxequity loan copies of document is missing from the loan documents." * xx."	* ATR - Unable to determine borrower's xxsubject approved at XX.XX%. Tape shows underwriting issues. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as an associate with xx. BWRX has X.XX years on the job as a high school teacher with xx, FICO XXX, XXXX in the last XX months, and $XXXK equity in the subject." * xxmissing; loan has escrows (xxinitial escrow account disclosure signed by the borrower xx." * Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$34,892.28	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$608.60	09/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$723.62	6.250%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Yes	Other	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	37.413%	First	Final policy	Not Applicable	Not Applicable	07/01/2013	$86,718.50	Not Applicable	3.750%	$346.56	07/01/2013	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There are two criminal judgments against the borrower xx.XX, which were recorded on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $576.37 (xx), which was applied for the due date of xx/xx/2025. The current xxis $346.56 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $66,863.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $66,863.27.
As per the comment dated xx/xx/2024, the reason for default is an illness to the borrower.
As per the comment dated xx/xx/2024, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower xx, and the new modified unpaid principal balance is $86,718.50. The modified monthly xx.56 with an interest rate of 3.750% starting on xx/xx/2013, which will be changed in 3 steps until the new maturity date of xx/xx/2051. The rate will change in 3 steps, which end with 3.750%. There is no deferred balance and principal forgiven amount.	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows underwriting issues. Further details not provided. Subject originated X/X/XX."	* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* Property is xxis affixed to the land. With the tax certificate attached to the updated title report dated xx/xx/XXXX, the subject property is a manufactured home. xxendorsement is located at "xx"."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,956.18	09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$507.97	5.375%	180	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	21.212%	First	Final policy	Not Applicable	Not Applicable	10/25/2013	$26,669.94	Not Applicable	4.125%	$129.26	11/01/2013	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a xx, F.A.
There is a federal tax lien in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX. xxmentioned on the supportive document does not match with the borrower's SSN.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $904.74 (xx), which was applied for the due date of xx/xx/2025. The current xxis $129.26 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $19,453.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $19,453.88.
As per tape, the subject property occupancy is non-owner occupied.
The loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the subject property was damaged due to hail. The BWR filed an insurance claim and received a claim check of $16,521.63. No comments were found regarding completion of repairs. xxdo not show damages.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, of xx, on xx/xx/2013. As per the modified term, the new principal balance is $26,669.94. The monthly xxis $129.26 with an interest rate of 4.125% beginning on xx/xx/2013 and a maturity date of xx/xx/2043. There is no deferred balance and no principal forgiven amount.	Missing or error on the xx xx	xx	2: Acceptable with xx			* Missing or error on the xxlock agreement signed by the borrower xx." * xxmissing or unexecuted (xxis missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$6,565.83	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,060.58	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	640	661	56.952%	First	Final policy	Not Applicable	Not Applicable	05/01/2011	$194,087.74	$66,653.35	5.000%	$609.98	06/01/2011	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are three code enforcement liens against the subject property in favor of the xx, Florida, which were recorded on different dates in the total amount of xx. The lien amount is greater than the subject loan amount of xx.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX have been delinquent in the amount of $XX.XX, which was good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,464.74 (xx), which was applied for the due date of xx/xx/2025. The current xxis $609.98 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $104,315.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $104,315.58.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is non-owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, xx, on xx/xx/2011. As per the modified term, the new principal balance is $194,087.74. The interest-bearing amount is $xx and the deferred balance is $66,653.35. The monthly xxis $609.98 with an interest rate of 5.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2051. There is no principal forgiven amount.	xx	3: Curable	* Loan does not conform to program guidelines (xxshows underwriting issues. Further details not provided. Subject originated X/XX/XX."
																																																																																							* xxtape shows the loan was in an FNMA pool, and we had all documents, including the note. When it was sent to collections in XXXX, the note was with it. When the file was returned, it was returned missing the note. The loan will have xxfile shows the note is available and located at “XXXXXXXX - xx pg#xx.”"	* Credit report >XX days old at closing (xxcredit report is more than XX days old at closing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,604.50	09/23/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,377.18	7.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Unavailable	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.854%	First	Final policy	Not Applicable	Not Applicable	12/14/2012	$220,329.65	$36,434.40	4.625%	$841.56	01/01/2013	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are three active mortgages against the subject property, which were recorded prior to the subject mortgage. The first prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx, a xx. The second prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx. The third prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
There is a junior active mortgage against the subject property in favor of xx, a corporation, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The first and second installments of county taxes for XXXX-XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,659.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $841.56 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $148,521.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $148,521.86.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2012.
According to the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in 2011, and the notice of foreclosure located at Ln#xx. The loan was modified on xx/xx/2012. Further details were not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in 2011, and the notice of foreclosure located at Ln#xx. The loan was modified on xx/xx/2012. Further details were not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. and xx, a.k.a. xx, husband and wife, and the lender, xx, F.A., on xx/xx/2012. As per the modified term, the new modified unpaid principal balance is $xx out of which $xx is the interest-bearing amount and the deferred amount is $36,434.40. The monthly xxis $841.56 with an interest rate of 4.625% beginning on xx/xx/2013 and a maturity date of xx/xx/2052. There is no principal forgiven amount.	xx Missing or error on the xx xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows underwriting issues. Further details were not provided. Subject originated XX/XX/XX."	* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
* Missing credit report (xxcredit report is missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,282.78	10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$977.69	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	767	Not Applicable	64.020%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, a division of xx, F.A.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,332.43 (xx), which was applied for the due date of xx/xx/2025. The current xxis $977.69 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $89,032.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $89,032.55.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows program ineligibility. Further details are not provided. Subject originated X/XX/XX."	* xxloan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,508.75	10/01/2025	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,329.63	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	60.149%	First	Final policy	Not Applicable	Not Applicable	01/21/2020	$221,496.13	$30,495.67	3.625%	$754.31	02/01/2020	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a division of xx, F.A.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,504.58 (xx), which was applied for the due date of xx/xx/2025. The current xxis $754.31 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $173,212.35.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $173,212.35.
As per the tape data, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
As per the UT report dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2009. The complaint was filed on xx/xx/2009. Further details not provided.
No post-close bankruptcy record has been found.

Foreclosure Comments:As per the UT report dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2009. The complaint was filed on xx/xx/2009. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. and the lender, xx, F.A., on xx/xx/2020. As per the modified term, the new principal balance is $xx out of which $xx is the interest-bearing amount and the deferred amount is $30,495.67. The monthly xxis $754.31 with an interest rate of 3.625% beginning on xx/xx/2020 and a maturity date of xx/xx/2060. There is no principal forgiven amount.	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows servicing errors. Further details not provided."	* xxfailed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,663.81	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable	xx	Not Applicable	$249.94	4.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	21.799%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior child support lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
There is a civil judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $644.22 (xx), which was applied for the due date of xx/xx/2025. The current xxis $249.94 with an interest rate of 4.375%. The current UPB is $36,682.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $36,682.13.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx. xxwas terminated on xx/xx/2024.
BWR has 5 years on the job as a journeyman electrician with xx.
Foreclosure Comments:Not Applicable
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $97,690.00. The unsecured portion is $0.00. xxwas filed by the creditor, xx, a division of xx, on xx/xx/2020, with the secured claim amount of $xx and the arrearage amount of $13,020.14. xxplan filed on xx/xx/2019 was confirmed on xx/xx/2020. The debtor shall pay the monthly payment of $200.00 for 1 month, $700.00 for 2 months, and $860.00 for 3-60 months. There is no comment indicating a cramdown. xxwas terminated on xx/xx/2024.	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows underwriting issues. Further details not provided. Subject originated xx/xx/XXXX."	* xxfinance charge disclosed on the final TIL is $XX,XXX.XX. The calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

xxdue to finance charge disclosed on xx,XXX.XX. The calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

The loan failed the xxtest due to APR calculated at X.XXX% exceeds the disclosed APR of X.XXX% by -X.XXX%."
* xxloan does NOT violate predatory lending laws. It only exceeds the GSE points and fees test: xxfee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$865.64	09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$711.43	4.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	51.152%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx. No active judgments or liens have been found. The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX. The annual installment of city taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX. The annual installment of school taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,042.68 (xx), which was applied for the due date of xx/xx/2025. The current xxis $711.43 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $95,485.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $95,485.62.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property was damaged due to wind on xx/xx/2024. The estimated claim amount is $92,861.93. The borrower xx,967.61. There is no evidence of completion of repairs.
 The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."	* xxis "xxfails xxdue to Fees charged $XX.XX exceeds the fee threshold of $X.XX by +$XX.XX. The below fee was included in the test: xxpaid by Borrower: $XX.XX

This loan failed the NY subprime home loan test. (xx))
Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.
xxprovisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met."
* xxfailed the xxcharge due to the finance charge disclosed on the final TIL is $XXX,XXX.XX. The calculated finance charge is $xx for an undisclosed amount of -$XX,XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.  The loan failed the xxtest due to the APR calculated at X.XXX%, which exceeds the disclosed APR of X.XXX% by -X.XXX%."
* xxrisk indicator is moderate, as the loan is failing for the xxcharged APR is X.XXX%, and the allowed is X.XXX%, so it is over by +X.XXX%. The loan is escrowed."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,823.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,377.75	09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$375.94	4.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	673	41.666%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water/sewer charges for XXXX has been delinquent in the amount of $XX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $561.40 (xx), which was applied for the due date of xx/xx/2025. The current xxis $375.94 with an interest rate of 4.120%. The current UPB reflected as per the payment history is $56,169.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $56,169.34.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.2 years on the job as a stock clerk with xx.
BWR2 has 2 years on the job as a teller 2 with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx xx	xx	2: Acceptable with xx	* xxloan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$X,XXX.XX.

The loan failed the xxtest due to APR calculated at X.XXX% exceeds the disclosed APR of X.XXX% by -X.XXX%."
* xxmissing or unexecuted (xxfinal good faith estimate is missing from the loan documents."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,229.03	09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$636.31	4.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	620	Not Applicable	55.498%	First	Final policy	Not Applicable	Not Applicable	07/06/2021	$114,026.67	Not Applicable	3.500%	$562.71	07/01/2021	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a division of xx, F.A.
There is an active junior mortgage against the subject property in favor of xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument #xx.
There is a credit card judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,264.31 (xx), which was applied for the due date of xx/xx/2025. The current xxis $562.71 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $101,240.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $101,240.70.
Unable to determine the reason for the default.
As per the tape, the subject property is occupied by an unknown party.
As per the modification agreement, the loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.6 years on the job as a senior customer service representative at the City of Dallas. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, a division of xx, F.A., on xx/xx/2021. As per the modified term, the new principal balance is $114,026.67. The monthly xxis $562.71 with an interest rate of 3.500% beginning on xx/xx/2021 and a maturity date of xx/xx/2047. There are no deferred balances or principal forgiven amounts. The loan has been modified once since origination.	Missing or error on the xx xx Transmittal (xx)	xx	2: Acceptable with xx	* xxfailed TILA finance charge test. Finance charge disclosed on final TIL is $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX.

Loan failed xxtest due to APR calculated X.XXX% exceeds APR threshold X.XXX% under disclosed by -X.XXX%."
* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* xxis missing. (xx) is xxsummary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,117.38	09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$864.44	5.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	695	Not Applicable	25.689%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.A.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,705.53 (xx), which was applied for the due date of xx/xx/2025. The current xxis $864.44 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $90,882.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $90,882.33.
As per the tape, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	2: Acceptable with xx			* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents." * Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,640.46	09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,517.55	3.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	708	756	52.725%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, F.A.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual water/sewer charges for XXXX are delinquent in the amount of $X,XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,891.60 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,517.55 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $80,388.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $80,388.24.
As per the tape, the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 20 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows program ineligibility. Further details not provided. Subject originated xx/xx/XX."	* xxis missing. (xxcounseling disclosure is missing from loan documents."
* xxmissing; loan has escrows (xxescrow account disclosure is missing from the loan documents"
* xxis xxinitial truth in lending disclosure is missing from the loan documents."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower xx,XXX.XX, and total expenses are in the amount of $X,XXX.XX. xxreport is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,895.47	09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,001.94	6.625%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	695	35.244%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, xxactive judgments or liens have been found. The first and second installments of county taxes for XXXX/XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,505.85 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,001.94 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $623,894.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $623,894.12.
 No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
Unable to determine the reason for the default.
BWR1 has 9.25 years on the job as an infrastructure engineer with the xx, BWR1 receives VA compensation income.
BWR2 has 23.50 years on the job as a teacher with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan meets all VA guidelines and is insured and doesn’t meet GNMA seasoning requirements. xxrefinance loans, there should be a waiting period or gap between the XXX-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$238.24	$0.00	09/26/2025	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,324.08	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	839	Not Applicable	38.902%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second (xx) installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been delinquent in the total amount of $XXX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,755.66 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,324.08 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $227,023.63.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $227,023.63.
Unable to determine the occupancy of the subject property.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
xx, the borrower, xx. Fore-Palmer, filed bankruptcy under Chapter 13 with the case #xx. The bk is still active.
As per the UT dated xx/xx/2025, the FC was initiated in 2024. xxwas initiated by filing the notice of lis pendens on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx, which is located at “Ln#xx.” Further details not provided.
BWR qualified using an offer letter as a registered nurse at xx. BWR had multiple jobs in the last 2 years.

Foreclosure Comments:As per the UT dated xx/xx/2025, the FC was initiated in 2024. xxwas initiated by filing the notice of lis pendens on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx, which is located at “Ln#xx.” Further details not provided.
xx, the borrower, xx. Fore-Palmer, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $271,600.00. There is no unsecured portion. xxwas filed by the creditor, MERS as nominee for xx, on xx/xx/2025, with the secured claim amount of $xx and the arrearage amount of $20,370.92. xxplan filed on xx/xx/2024 was confirmed on xx/xx/2025. There is no comment indicating a cramdown. xxcase is still active.	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows customer requested forbearance on X-XX-XX. Request denied xx-xx-XX due to credit and unstable income. Demand letter sent X/X with due date of X/X. Foreclosure filing in process. xxfiled xx/xx/XX. xxcheck rec'd X/XX/XX for xx. Amounts for xx. Further details are not provided."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows stability of BWR's income was not established. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year will expire on xx/xx/XXXX. BWR qualified using an offer letter as a registered nurse at xx, FICO XXX, and $XXK equity in the subject."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$576.64	09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,319.93	4.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	720	749	43.722%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,176.40 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,319.93 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $453,595.64.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $453,595.64.
Unable to determine the occupancy of the subject property.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.75 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the subject loan is uninsurable, as the BWR already had an FHA loan, which was not on the credit report. The investor got no indication of a prior FHA loan in the mortgage statement. Further details not provided."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,617.62	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	26.765%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active UCC lien against the subject property in favor of xx, N.A., which was recorded on xx/xx/XXXX.
The annual county taxes for XXXX have been exempted on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,201.22 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,617.62 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $281,060.16.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $281,060.16.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy.
BWR has 4.08 years on the job as a software engineer III with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX. Tape and file show BWR does not meet the minimum tradelines and history requirement, as the BWR has only one active tradeline, which is an authorized user account. Lender defect. BWR has X.XX years on the job as a software engineer III with xx., FICO XXX, and $XXXK equity in the subject property. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$591.39	10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,996.36	6.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	670	49.448%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,813.25 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,996.36 with an interest rate of 6.625%. The current UPB is $466,406.90.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $466,406.90.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR1 has 6.58 years on the job as a lot attendant at xx. Additionally, BWR1 receives social security and pension income.
BWR2 receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxexcluded an auto payment that was not being paid in full by a third party monthly. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.X years and receives SSI & Pension. BWR X receives xx. $X,XXX residual income. $XK in reserves. $XX.XK equity in the subject property."
* Number of units in the property is inconsistent with the tape (xx)
* Property type is inconsistent with the tape (xx)	* Appraisal incomplete (xx) (xxappraisal dated xx/xx/XXXX had expired by two days as of the closing date. Review of the file shows an updated xx, with an inspection date of xx/xx/XXXX, is available to support the appraisal. Further details not provided. Zillow search shows an estimated value of $XXK. Current UPB is $XXXK."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents; loan is an FHA."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx"			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,109.36	09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,654.74	5.320%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	793	798	50.139%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX-XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,727.36 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,654.74 with an interest rate of 5.320%. The current UPB reflected as per the tape is $460,326.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $460,326.86.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 25.83 years on the job as an assisting store director with xx.
  BWR2 has 20.16 years on the job as a cafe worker with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxmiscalculated income. Lender defect. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.X years, BWR X is employed with xx.X years, FICO XXX, $X,XXX residual income, $XX.XK in reserves and $XXK equity in the subject property."
* Property type is inconsistent with the tape (xx)	* xxloan fails the xxpublic guidelines) QM points and fees test due to fees charged of $xx exceeds fees threshold of $xx by +$X,XXX.XX. The below fees were included in the test:
xx
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX

Loan fails xxpoints and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$X,XXX.XX.
The following fees were included in the test:
xx
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX"
																																																																																							* Loan does not conform to program guidelines (xxshows MI was rescinded. Further details not provided."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,107.04	09/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$676.93	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	812	Not Applicable	28.964%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX-XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $844.94 (xx), which was applied for the due date of xx/xx/2025. The current xxis $676.93 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $97,772.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $97,772.97.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR qualified using an offer letter as an assistant track and field coach at xx. Additionally, BWR had 6.33 years on the second job as an assistant track and field coach at the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows lender used rental income to qualify without sufficient documented rental history. xxis XX%. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR qualified using an offer letter as an assistant track and field coach at xx, FICO XXX, XXXX since inception, and $X,XXX equity in the subject."	* xxmissing; loan has escrows (xxinitial escrow account disclosure signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$21.92	$4,503.21	09/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,275.31	6.490%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	567	55.888%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one active prior mortgage originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one active UCC judgment against the property in favor of xx, which was recorded on xx/xx/XXXX.
The Xst installment of town taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utilities/MUD charges for XXXX is delinquent in the amount of $XX.XX, which is good through xx/xx/XXXX.	According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,977.63 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,275.31 with an interest rate of 6.490%. The current UPB is $360,025.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $360,025.59.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 4.66 years on the job as a facilities custodian with xx.   BWR2 has 6.5 years on the job as a certified licensed nursing assistant with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The initial LE dated xx/xx/XXXX reflects a transfer tax fee at $X,XXX.XX. The final CD dated xx/xx/XXXX reflects a transfer tax fee of $X,XXX.XX. This is an increase in fee of $XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (xxshows lender repulled credit report on closing day due to spelling error in name, and updated score of XXX was below product guidelines. Further details not provided."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,927.32	09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,002.50	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	46.431%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, xxactive judgments or liens have been found. The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX. The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,432.13 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,002.50 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $157,394.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $157,394.82. As per the comment dated xx/xx/2024, the reason for default is unemployment. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the comment dated xx/xx/2025, the subject property is owner-occupied. BWR has 7 months on the job as an xx. BWR had multiple jobs in the past.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxallowed the loan to close with instability of employment/income and insufficient credit history. X authorized user account and X collection account. BWR had X jobs from X/XXXX to xx/xx/XXXX in various industries with gaps in between. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx. as an xx, FICO XXX, $X,XXX residual income, $XXX in reserves and $XX.XK equity in the subject property from gift funds."	* xxmissing; loan has escrows (xxinitial escrow account disclosure is missing from the loan file."
* Loan does not conform to program guidelines (xxfile shows appraisal was subject to completion of repairs and the loan was repurchased as the repairs were complete after closing. xxdated xx/xx/XXXX shows the remaining items in need of repair have been completed. Further details not provided."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. The final CD dated xx/xx/XXXX reflects xx,XXX.XX. The loan estimate dated xx/xx/XXXX reflects an appraisal fee of $XXX.XX. The final CD dated xx/xx/XXXX reflects an appraisal fee at $XXX.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,535.26	09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,332.98	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	640	Not Applicable	48.536%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is an active prior civil judgment against the borrower xx., which was recorded on xx/xx/XXXX.
There are two active prior state tax liens against the borrower xx, which were recorded on xx/xx/XXXX in the total amount of $X,XXX.XX.
The annual installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,775.14 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,332.98 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $193,929.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $193,929.14.
As per the tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 23.91 years on the job as a provider management LD at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxis NOO and approved at XX.XX%. Tape shows undisclosed debt opened prior to closing. xxis XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has XX.XX years on the job as a provider management LD at xx, FICO XXX, XXXX since inception, $XXXK equity in the subject, and $X,XXX residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,898.98	08/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$985.40	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	43.323%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second annual installments of county taxes for XXXX-XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,375.22 (xx), which was applied for the due date of xx/xx/2025. The current xxis $985.40 with an interest rate of 6.875%. The current UPB reflected as per the tape is $148,031.90.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $148,031.90.
As per the seller’s tape data, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and annuity income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows lender omitted Xrd-party debts with delinquent history in the last XX months. xxis XX%. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR receives social security and annuity income, FICO XXX, and $XXXK equity in the subject."	* xxfails xxpublic guidelines) QM points and fees test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX.

Loan fails xxpoints and fees test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* ROR not hand dated by borrower(xx) (xxis not hand-dated by the borrower."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$524.89	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	623	Not Applicable	37.900%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $946.65 (xx), which was applied for the due date of xx/xx/2025. The current xxis $524.89 with an interest rate of 6.875%. The current UPB is $77,991.71 and the deferred balance is $2,099.56.
As per the deferred agreement located at "xx" the deferred balance is $2,099.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $77,991.71 and the deferred balance is $2,099.56.
As per comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 9.91 years on the job as a rural carrier with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows insufficient assets, as the gift asset of $X,XXX was invalidated after statements from the donor (xx) indicating the money was to be repaid post-close, and the cash-to-close requirement is $X,XXX. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a rural carrier with the xx."	* Appraisal incomplete (xx) (xxsubject loan was closed without an appraisal. xxdisclosure signed by the borrower xx." Redfin search shows an estimated value at $XXK. Current UPB is $XXXK."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."	* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the processing fee. CD dated xx/xx/XXXX reflects a processing fee of $XXX.XX. The loan estimate dated xx/xx/XXXX does not reflect the underwriting fee. xxdated xx/xx/XXXX reflects an underwriting fee of $XXX.XX. The loan estimate dated xx/xx/XXXX does not reflect the credit monitoring service. CD dated xx/xx/XXXX reflects credit monitoring service at $X.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$504.56	09/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,475.49	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	38.427%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The second installment of combined taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,475.49 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,475.49 with an interest rate of 6.990%. The current UPB is $219,544.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $219,544.95.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Appraisal incomplete (xx) (xxloan closed without an xxdisclosure signed by the borrower xx."
																																																																																							* xxshows the subject property is located in xx. Subject loan closed without an appraisal. The lava zone map available in the file shows the subject property is located in xx. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,329.62	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	783	792	44.362%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
Tax status is to follow.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,329.62 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,329.62 with an interest rate of 6.625%. The current UPB is $516,257.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $516,257.99.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 8.50 years on the job as a postmaster with xx.
  BWR2 has been SE for 6.16 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxfile show the subject loan closed with an appraisal report reflecting “as is” and it should have been subject to completion of renovation. Tape states property will not be ready for occupancy until October XXXX, as it is undergoing large renovations. The estimated cost to cure is $XXxxreport is missing from the loan documents. The final CD does not reflect the escrow holdback."	* xxfailing for state regulations. PA license validation test. In the state of PA, the lender is licensed under state ID #xx."
* xxis "xxloan fails the xxpoints and fees test due to fees charged of $xx Exceeds the fees threshold of $xx by $X,XXX.XX. The below fees were included in the test:
xxpaid by Borrower: $xx
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"
* xxloan fails the xxpublic guidelines) QM points and fees test due to fees charged of $xx Exceeds the fees threshold of $xx by $X,XXX.XX.  The below fees were included in the test:
xxpaid by Borrower: $xx
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,708.95	09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,329.12	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	29.938%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of combined taxes for XXXX were paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,418.20 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,329.12 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $358,479.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $358,479.90.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied.
BWR has 1.16 years on the job as a senior account executive with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* XX TRID Tolerance Test Failed (xx) "TRID violation due to decrease in lender credit on xxdated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects lender credit at $XXX.XX; the final CD dated xx/xx/XXXX reflects the lender at $X.XX. This is a decrease of $XXX.XX for a fee that has a X% tolerance test. xxdecrease in NSLC is missing from the loan documents. The subject loan is a purchase case originated on xx/xx/XXXX, and the X-year SOL is active."
* Loan does not conform to program guidelines (xxtape and file show the subject is a X-unit with X xxsubject was closed with an appraisal report reflecting a X-unit property."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,722.32	09/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,368.77	6.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	790	669	34.628%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,911.94 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,368.77 with an interest rate of 6.250%. The current UPB reflected as per the tape is $384,350.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $384,350.96.
According to the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.5 years on the job as a data center operations technician at xx.
BWR2 has 1.91 years on the job as a process leader at xx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* MI, xxmissing and required (xxcertificate is missing from the loan file."
																																																																																							* xxshows the condo project did not have an active FHA approval at the time of loan origination. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,058.26	09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$872.26	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	788	Not Applicable	31.638%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of personal taxes for XXXX is due in the amount of $X.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,040.86 (xx), which was applied for the due date of xx/xx/2025. The current xxis $872.26 with an interest rate of 6.500%. The current UPB reflected as per the tape is $136,852.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $136,852.50.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.58 years on the job as an operations manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Loan does not conform to program guidelines (xxfile show the subject is a condotel. The subject is a unit in the xxproject in xx, xxproject was originally a hotel and was converted into a condominium without completion of full rehab. The project has amenities like a pink pony pub situated just across from the beach. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
																																																																																							* xxapproval is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$3,755.28	09/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,546.77	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	26.094%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active xxlien against the subject property in favor of the xx, xx, which was recorded on xx/xx/XXXX. The supportive document does not reflect the lien amount.
The first county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd, Xrd, and Xth county taxes for XXXX are due in the total amount of $X,XXX.XX on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,584.62 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,546.77 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $735,757.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $735,757.92.
As per tape data, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.91 years and at xx.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxshows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE for XX.XX years at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX. Subject loan is a purchase case originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* XX TRID Tolerance Test Failed (xx) "TRID violation due to decrease in lender credit on CD dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $XX,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of -$XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents. Subject loan is a purchase case originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,557.95	$1,557.95	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,700.03	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	34.711%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX-XXXX has been delinquent in the total amount of $X,XXX.XX, which was due on xx/xx/XXXX and good through xx/xx/XXXX.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $1,700.03 with an interest rate of 6.625%. The current UPB is $265,500.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $1,700.03 with an interest rate of 6.625%. The current UPB is $265,500.00.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 week on the job as an associate veterinarian at xx. BWR had multiple jobs in the past.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxshows seller credit exceeds closing cost by $XXXX.XX. File shows the seller credit of $xx on the final CD exceeds the closing cost of $X,XXX.XX. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,152.72	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,961.77	7.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	760	Not Applicable	6.351%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of combined taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,589.78 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,961.77 with an interest rate of 7.490%. The current UPB reflected as per the payment history is $423,367.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $423,367.43.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is non-owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 11.58 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property is xxsubject was approved as NOO but appears to be commercial. The tape shows the subject property is a boarding/group home consisting of a XX -bedroom house. The appraiser’s revised comments state that the property is leased to an individual tenant and not operated as a group home. Review is relying on seller tape defect and treating as a group home."	* Loan does not conform to program guidelines (xx) "BWR is xx, deed and mortgage are in the name of xx. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$691.22	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	791	49.851%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The taxes are to follow.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $923.39 (xx), which was applied for the due date of xx/xx/2025. The current xxis $691.22 with an interest rate of 6.990%. The current UPB is $101,818.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $101,818.39.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 months on the job as a residential support staff member with xx. Previously, BWR1 had 18 years on the job as a customer service representative at xx.
BWR2 has 14.66 years on the job as a senior branch office admin with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxsubject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value at $XXXK. Current UPB is $XXXK."
* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows undisclosed debt opened prior to closing. The revised DTI is XX.X%. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X months on the job as a residential support staff member with xx. BWRX has XX.XX years on the job as a senior branch office admin with xx, FICO XXX, XXXX since inception, $XXK equity in subject and residual income of $X,XXX."
																																																																																								* xxloan failed the Pennsylvania license validation test (xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,074.42	09/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,687.50	4.500%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	804	39.398%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, Page xx in the amount of $xx with xx, xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX is due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,989.47 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,687.50 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $73,408.61.
As per the comment dated xx/xx/2023, xx/xx/2024 and xx/xx/2024, the payments made in October 2023, xxare borrower payments.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $73,408.61.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.58 years on the job as a waitress with xx. Previously, BWR1 has been SE for 1.58 years at xx
BWR2 has been SE for 2.25 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* Loan does not conform to program guidelines (xxshow MI was rescinded. Further details not provided."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X.XX years on the job as a waitress with xx. BWRX has been SE for X.XX years at xx. FICO XXX, XXXX since inception and $XXXK equity in the subject."
																																																																																								* xxmissing; loan has escrows (xxescrow account disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,312.76	09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,786.90	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	678	717	48.480%	First	Final policy	Not Applicable	Not Applicable	05/01/2025	$367,591.29	$19,097.45	3.875%	$1,429.51	05/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a medical lien against the subject borrower in favor of xxfka xx, which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst installment of county taxes for XXXX has been delinquent in the total amount of $X,XXX.XX, which is due on xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,941.90 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,429.51 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $346,808.36. As per the deferral letter located at "xx" the lender deferred the 3 payments in the total amount of $5,360.70.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $346,808.36.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the borrower xx on a forbearance plan.
The loan was modified on xx/xx/2025.
As per the deferral agreement dated xx/xx/2024, which is located at 1102094743 xx, the deferred amount is $5,360.70.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11 months on the job as a foreman with xx. Previously, BWR1 had 1.58 years on the job as an associate with xx.
BWR2 has 2 months on the job as a warehouse associate at xx. xx, BWR2 had 1.58 years on the job as a crew member with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is $xx out of which the interest-bearing amount is $xx and the deferred principal balance is $19,097.45. The monthly xxis $1,429.51 with an interest rate of 3.875% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount.	Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. Tape shows lease misrepresentation and the subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has XX months on the job as a foreman with xx. BWRX has X months on the job as a warehouse associate at xx, FICO XXX, and $XXK equity in the subject."
* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx)."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower xx and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, Pg#xx, and its recommendation is “xxwith a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,884.44	09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,364.37	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	33.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,752.52 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,364.37 with an interest rate of 3.250%. The current UPB is $277,461.23.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $277,461.23.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has been SE for 5.58 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxtape shows the DACA loan done through xx, not through the xxdetails not provided."	* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,751.62	09/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,607.70	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	767	Not Applicable	43.699%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active prior mortgage against the subject property, originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx, an Arizona limited liability company.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,127.82 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,607.70 with an interest rate of 4.380%. The current UPB reflected as per the payment history is $300,831.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $300,831.05.
As per seller’s tape data, the property occupancy is stated as an investment.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 3.66 years at xx, P.C.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows the loan did not qualify for xx, as it was unendorsed, and now it has been converted into a conventional loan. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,278.63	09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$526.36	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	Yes	757	Not Applicable	12.382%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $979.42 (xx), which was applied for the due date of xx/xx/2025. The current xxis $526.36 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $106,573.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $106,573.59.
As per the tape, the subject property is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 28.16 years on the job as a president with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxshows the subject condo is a non-warrantable project. Review of the file shows the appraisal report is as is, and the condo association budget document does not reflect any damage or repairs. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB $XXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,761.74	09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,620.83	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	707	Not Applicable	41.711%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active junior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX.
The first and second installments of county taxes for XXXX/XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,620.83 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,620.83 with an interest rate of 3.875%. The current UPB is $713,841.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $713,841.64.
As per the tape data, the occupancy of the subject property is a second home.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR receives retirement distribution income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxshows the prepayment penalty was removed from the loan terms, but the corresponding disclosure was not updated appropriately. Further details not provided."	* Missing or error on the xxrate lock agreement is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,989.37	09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,270.84	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	793	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens were found.
The annual installment of utility/MUD taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,792.36 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,270.84 with an interest rate of 7.375%. The current UPB, reflected as per the payment history, is $183,577.39.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $183,577.39.
As per the comment dated xx/xx/2025, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2025, the subject property is tenant-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows early payment default. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX.

																																																																																							BWR is an xxwas signed only by a member of the LLC and not an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,876.00	09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,416.73	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	49.578%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of city taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.X on xx/xx/XXXX.
The annual installment of city taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,866.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,416.73 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $226,452.65.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $226,452.65.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.75 years on the job as a machine operator at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxmiscalculated income. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx. as a xx.XX years, FICO XXX, $X,XXX residual income, $X,XXX in reserves, XXXX since inception and $XXX.XK equity in the subject property from gift funds."	* Missing or error on the xxrate lock agreement signed by the borrower xx."		* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as 5/9/2025. The notary's signature date on the mortgage/deed of trust is 5/7/2025. The note date is 5/7/2025."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,162.86	09/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,947.51	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	46.489%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with Book xx, Page xx, in the amount of $xx with xx, xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,330.11 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,947.51 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $297,548.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $297,548.08.
As per the tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.08 years on the job as an account manager at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxapproved at XX.XX%. Tape shows rental income miscalculation, as the lender considered rental income from departure xxdefect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as an account manager at xx. FICO XXX, XXXX since inception, and $XXK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,874.90	09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,716.23	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	45.821%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first and second installments of town taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,207.33 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,716.23 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $258,096.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $258,096.51.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 7.83 years on the job as a senior administrative assistant with the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a senior administrative assistant with the xxsince inception, with $XXK equity in the subject."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,787.45	09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,782.86	6.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	49.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,782.86 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,782.86 with an interest rate of 6.125%. The current UPB is $452,505.65.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $452,505.65.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 21 years on the job as a manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. CD dated xx/xx/XXXX reflects xx,XXX.XX.
Loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. CD dated xx/xx/XXXX reflects xx,XXX.XX.
																																																																																							This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL is active."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has XX years on the job as a manager at xx, FICO XXX, XXXX since inception."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,209.28	09/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,286.45	5.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	782	45.580%	First	Final policy	Not Applicable	Not Applicable	11/27/2023	$555,578.00	Not Applicable	5.875%	$3,286.42	01/01/2024	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior mortgage that was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a corporation.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,029.37 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,286.45 with an interest rate of 5.880%. The current UPB reflected as per the payment history is $543,082.09.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $543,082.09.
As per the seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 2.41 years at xx
BWR2 has 9 months on the job as a hygiene specialist with xx. xx, xx, BWR2 was a student at xx.66 years. Prior to that, BWR had 1.58 years as a member advocate with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is construction to permanent loan. The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is $555,578.00. The monthly xxis $3,286.45 with an interest rate of 5.875% beginning on xx/xx/2024 and a maturity date of xx/xx/2053, and also, as per the tape, the loan was modified. There is no deferred balance and principal forgiven amount.	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows declining income for both BWRs due to job changes and BWRX doing a new part-time job. Further details not provided. Lender defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has been SE for X.XX years at DJ Ceron LLC; BWRX has X months on the job as a hygiene specialist with xx. xx, DDS, FICO XXX, XXXX last XX months, and $XXK equity in the subject."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX.

TRID total of payment disclosed on final CD as $X,XXX,XXX.XX. Calculated total of payments is $xx for an under disclosed amount of -$XXX.XX. Reason for the disclosed total of payments of $xx is not considered accurate due to it is understated by more than $XXX.

Subject loan is refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XXX% as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx Page #xx.XX%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,000.31	09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,446.20	6.450%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	49.539%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,779.20 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,446.20 with an interest rate of 6.450%. The current UPB reflected as per the payment history is $228,935.09.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $228,935.09.
As per tape, the subject property is owner-occupied.
No details regarding damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 months on the job as a teacher at the xx, BWR had 6.91 years on the job as a teacher at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxmiscalculated rental loss and excluded a new auto payment. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx, FICO XXX, $X,XXX residual income, $XXXK in reserves, XXXX since inception and $XXXK equity in the subject property."	* Appraisal incomplete (xx) (xxloan closed without an appraisal report. PIW disclosure signed by the borrower xx. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$85.09	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,633.97	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	668	675	47.236%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX has been paid in the amount of $XX.XX on xx/xx/XXXX.
The annual installment of utilities/MUD charges for XXXX has been paid in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to tape as of xx/xx/2025, the next due date is xx/xx/2025. The current xxis $3,633.97 with an interest rate of 7.125%. The current UPB reflected as per the tape is $539,390.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $539,390.00.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 2.58 years on the job as an account director with xx.
BWR2 has been SE for 8.33 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxfile show the subject loan is not salable, as the builder is not willing to increase insurance coverage of the condo project, and the property coverage deductible is over the X% maximum threshold. Also, the insurance does not include building ordinance and law coverage. The copy of the master policy is missing, and BWRs have obtained coverage for their own subject property. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB $XXXK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,766.17	09/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,043.26	6.499%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	800	Not Applicable	45.619%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,365.18 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,043.26 with an interest rate of 6.499%. The current UPB reflected as per the payment history is $156,833.96.
As per the comment dated xx/xx/2025, the payments made in Sept 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $156,833.96.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
BWR has been SE for 6.16 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxmiscalculated income using XXX% ownership when the BWR only owns XX% of the business. xxexcess of XXX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is SE with xx, FICO XXX, $XXX.XK in reserves. XXXX since inception and $XXXK equity in the subject property."	* Missing or error on the xxlock agreement signed by the borrower xx."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,358.53	09/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,330.80	7.374%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	776	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX was paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,297.56 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,330.80 with an interest rate of 7.374%. The current UPB reflected as per the payment history is $337,243.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $337,243.14.
As per tape data, the subject property occupancy is stated as investment.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* xxloan guaranty certificate is missing from the loan documents."
																																																																																							* xxdefect and the loan file review show both the vesting deed and the mortgage were signed by xx, acting as a member of two separate LLCs — the seller, as identified in the vesting deed, and the borrower, xx. According to the vesting deed, the subject property was transferred from xx, xxsigned the vesting deed as a member of xx, xxsubject mortgage, dated July XX, XXXX, was originated by xx. Lepak both individually and as a member of the Florida limited liability company. Also, tape shows zoning issues, as the subject property falls under the C-X commercial district zone. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,247.95	09/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,634.16	8.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	47.407%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,634.81 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,634.81 with an interest rate of 8.375%. The current UPB reflected as per the payment history is $214,800.52.	Collections Comments:According to the servicing comments, the current status of the loan is in performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $214,800.52.
According to the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11.25 years on the job as a real estate broker with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects a mortgage broker fee of $X,XXX.XX. CD dated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows credit deficiency. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has XX.XX years on the job as a real estate broker with xx, FICO XXX, and $XXXK equity in the subject. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,697.17	10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$5,610.57	$7,519.20	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	763	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a Delaware limited liability company.
No active judgments or liens were found.
The Xst and Xnd county taxes for XXXX-XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,751.45 (xx), which was applied for the due date of xx/xx/2025. The current interest-only payment is $5,610.57 with an interest rate of 6.880%. The current UPB reflected as per the payment history is $979,300.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $979,300.00.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Loan does not conform to program guidelines (xx) "BWR is an xxfile show that the note was signed only as a member of the LLC and not in individual names."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,806.07	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	46.932%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a credit card judgment against the borrower xx, N.A., which was recorded on xx/xx/XXXX. The amount of the judgment is not mentioned on the supportive document.
The annual installment of school and county taxes for XXXX has been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,333.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,806.24 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $539,360.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $539,360.11.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a cybersecurity engineer at xx. Additionally, BWR has 7 years on the second job as a network engineer at xx. xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan closed with xx,XXX.XX. Thrive was unable to secure a more cost-effective MI option, and the loan ultimately remained uninsured. Further details not provided."	* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,323.61	10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,440.45	2.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	45.599%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in Book xx at Page xx in the amount of $xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The water/sewer charges for the year XXXX are delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,065.23 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,440.45 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $270,701.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $270,701.47.
Unable to determine the reason for the default.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.25 years on the job as a secretary at xx. Additionally, BWR has 12.58 years on the second job as a teacher at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxseller's tape data shows the borrower xx on time, and it was then returned due to insufficient funds and paid again on XX/X/XX. The borrower xx. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows income miscalculation. xxis XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as a secretary at xx, FICO XXX, XXXX in the last XX months, $XXXK equity in the subject, and $X,XXX residual income."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as the loan has a qualified mortgage DTI of XX.XX%, as the borrowers’ income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by xx, and its recommendation is “xxwith a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,847.84	10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,188.89	2.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utilities/MUD charges for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utilities/MUD taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,239.79 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,188.89 with an interest rate of 2.375%. The current UPB reflected as per the payment history is $272,034.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $272,034.38.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan does not meet the xxseasoning period requirement of XXX days. Further details not provided."	* Appraisal incomplete (xx) (xxloan closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated amount at $XXXK. Current UPB is $XXXK."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,566.90	10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$961.71	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	784	Not Applicable	43.132%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of utilities/MUD charges for XXXX is due in the amount of $XX.XX on xx/xx/XXXX.
The annual installment of utilities/MUD charges for XXXX was paid in the total amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,463.04 (xx), which was applied for the due date of xx/xx/2025. The current xxis $961.71 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $183,617.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $183,617.08.
As per the tape, the occupancy of the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a regional manager at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxshows a non-warrantable condo. Further details not provided. xxfile does not provide further details. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx.XX%."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,001.73	10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,090.95	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	664	709	48.760%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,878.84 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,090.95 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $213,084.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $213,084.67.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.33 years on the job as a guest advocate with xx.
BWR2 has 1.58 years on the job as a style consultant with xx.
BWR3 has been SE for 4.41 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX.
Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$6,772.25	10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,687.64	2.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	639	24.559%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX at Book xx, Page xx in the amount of $xx with xx.
There are two active municipal liens against the subject property in favor of xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX. The lien amount is not provided on the documents.
There is a prior civil judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
There is an IRS lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
There is a state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
 There are two credit card judgments against the borrower xx and xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX, in the total amount of $X,XXX.XX.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,610.27 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,687.64 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $371,274.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $371,274.92.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BMR has been SE for 3.83 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxapproved at XX.XX%. Lender allowed the loan to close with a DOB that did not match the xxdefect. Subject originated X/XX/XX and the X year SOL has expired. BWR has X years on the job xxlast XX months. $XXK equity in subject."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX.
Loan estimate dated xx/xx/XXXX reflects xx.XX. CD dated xx/xx/XXXX reflects xx.XX.
This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* MI, xxmissing and required (xxinsurance certificate is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,203.67	03/31/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,088.97	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	37.743%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of school and county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of school and county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,686.91 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,042.84 with an interest rate of 5.125%. The current UPB reflected as per the payment history is $181,806.67.	Collections Comments:According to the servicing comments, the current status of the loan is in foreclosure.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $181,806.67.
As per the collection comment of xx/xx/2025, the RFD is excessive obligations.
As per the collection comment of xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the step sale is scheduled for xx/xx/2025. Further details not provided.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 5 months on the job as a tutor with xx. BWR has prior employment experience as a XXXX with the xxbetween xx/xx/2017 and xx/xx/2017 for 6 months and health educator with the xxbetween xx/xx/2014 and xx/xx/2015 for 1.5 years.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the step sale is scheduled for xx/xx/2025. Further details not provided.
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a xx,088.97, a rate of interest of 5.12500%, and a maturity date of xx/xx/2049. xxper payment history is $1,042.84, and the rate of interest is 5.125%. There is a difference in xxwith respect to the note. The modification agreement is missing from the loan file.	xx	4: Unacceptable	* Number of units in the property is inconsistent with the tape (xx) * Property type is inconsistent with the tape (xx)	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows income miscalculation, as YTD earnings did not support qualifying income. xxis XX.XX%. Further details not provided. Lender defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X months on the job as a tutor with a GMAT instructor, FICO XXX, $XXK equity in the subject, and $X,XXX residual income."
																																																																																								* XX TRID Tolerance Test Failed (xx) "TRID Violation due to decrease in xxon xxdated xx/xx/XXXX. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is decrease of +$xx for fee which has X% tolerance test. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,052.17	09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,342.26	3.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	659	679	37.684%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,842.43 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,342.26 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $271,756.20.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $271,756.20.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a truck driver with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx Transmittal (xx)	xx	4: Unacceptable	* xxrequired by guidelines (xxreport is missing from the loan documents."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows the lender did not establish xxdetails not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X years on the job as a truck driver with xx, FICO XXX, and $XXXK equity in the subject."
																																																																																								* Missing proof of hazard insurance (xx) is xxis missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,683.62	7.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	770	35.357%	First	Short Form Policy	Not Applicable	Not Applicable	12/30/2022	Unavailable	Not Applicable	7.250%	$3,683.62	02/01/2023	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,347.88 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,683.62 with an interest rate of 7.25%. The current UPB reflected as per the payment history is $516,051.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $516,051.32.
Unable to determine the reason for default.
The loan was modified on xx/xx/2022.
As per tape data, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the subject property is damaged due to hail. No comments were found regarding the estimated cost and completion of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 3.75 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, III, and xx, and the lender, xx, on xx/xx/2022. Unable to determine the modified principal balance. The monthly xxis $3,683.62 with an interest rate of 7.250% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and no principal forgiven amount.	Missing or error on the xx	xx	4: Unacceptable	* Loan has escrow holdback. No proof it was released (xxfinal CD dated xx/xx/XXXX reflects an escrow holdback in the amount of $XXX,XXX.XX. Proof for the release of the escrow holdback is missing from the loan documents."	* xxshows the subject loan exceeds the APR threshold test. Further details not provided. xxreport shows the loan failed the HPML test."
* xxfailed the xxpublic guidelines) xxtest due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."	* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%.

Loan failed the qualified mortgage threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,796.81	10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,269.28	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	753	33.236%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water taxes for XXXX is due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,253.39 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,269.28 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $264,367.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $264,367.71.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.75 years on the job as an assistant band director at xx.
BWR2 has 3.25 years on the job as a fine art teacher at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* xxtape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXxx, with a sales price of $XXXK, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,140.26	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,025.77	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	38.234%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with an instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utility charges for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utility charges for XXXX is due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,473.39 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,025.77 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $198,400.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $198,400.03.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as a tax associate with xx. Previously, BWR was a student with xx.75 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxfile show BWR was charged an MCC fee, and MCC documents were not sent to the closing department. BWR was refunded the MCC fee, and AUS is approved/eligible after removal of MCC fees."
																																																																																							* xxshows the subject condo is a non-warrantable project. Review of the file shows the appraisal report is as is, and the condo questionnaire does not reflect any damage or repairs. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB $XXXK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$84.45	$606.52	09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$596.08	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	22.524%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
For xx
The first installment of county taxes for XXXX was paid in the amount of $XXX.XX on xx/xx/XXXX.
For xx
The first installment of county taxes for XXXX was delinquent in the amount of $XX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,007.60 (xx), which was applied for the due date of xx/xx/2025. The current xxis $596.08 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $123,206.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $123,206.36.
As per the comment dated xx/xx/2025, the reason for the default is illness of the borrower.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.08 years on the job as an operations manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows lender closed the loan based on altered income docs. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as an operations manager with xx, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject."
																																																																																								* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to in the amount of $X,XXX.XX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,743.89	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.05	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	49.669%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior mortgage against the subject property originated on xx/xx/XXXX in favor of the xx, a public corporation, in the amount of $xx which was recorded on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX is due in the amount of $XXX.XX, which is good through xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $1,024.05 with an interest rate of 7.125%. The current UPB reflected as per the tape data is $152,000.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is $152,000.00.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as an electrician at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the subject loan is a Florida housing bond loan classified as a xx. The loan was delivered with xx, as the LQA findings were obtained post-closing. Further details not provided."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,178.31	10/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,646.31	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	34.157%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx., DBA xx
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,254.01 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,646.31 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $527,532.28.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $527,532.28.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.91 years on the job as an engineer at xx. Previously, BWR had 6.91 years on the job as an assistant research engineer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."
* Loan does not conform to program guidelines (xx) guideline applicable to a X-X unit primary residence. Further details not provided. Subject loan originated on xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$646.56	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$458.68	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	733	765	39.177%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx., DBA xx
No active judgments or liens have been found.
The annual installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $625.01 (xx), which was applied for the due date of xx/xx/2025. The current xxis $458.68 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $65,047.47.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $65,047.47.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property occupancy is stated as an investor.

BWR1 has 4.16 years on the job as a sales manager at xx.
BWR2 has 2.33 years on the job as an account manager at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Number of units in the property is inconsistent with the tape (xx)		* ATR - Unable to determine borrower's xxis NOO and approved at XX.XX%. Tape shows the BWR was employed by a family member. Subsequently, the BWR changed from xx, and miscalculation of income. xxis XX%. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a sales manager at xx. BWRX has X.XX years on the job as an account manager at xx, FICO XXX, XXXX since inception, $XXK equity in the subject, and $X,XXX residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,763.96	11/06/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$669.54	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	49.644%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual Xst & Xnd installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX & xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,087.87 (xx), which was applied for the due date of xx/xx/2025. The current xxis $669.54 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $109,250.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $109,250.27.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. The complaint was filed on xx/xx/2025. Further details are not provided.
No post-close bankruptcy record has been found.
BWR has 6 months on the job as a lead technician at xx. Additionally, BWR has been SE for 1 year at xx, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. The complaint was filed on xx/xx/2025. Further details are not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows - xxre-purchase obligation triggered. Loan XXX+ days late prior to completion. Project completed May XXXX. xxis XXX. Loan due for xx/xx/XXXX. Further details are not provided. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX."	* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx)."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xxpg#xx.XX%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,606.24	11/14/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,919.51	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	32.405%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is a state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
The Xst installment of county taxes for XXXX/XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The water charges for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,726.53 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,919.51 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $363,584.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $363,584.47.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
As per the updated title report of xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the notice of lis pendens located at “Ln#xx.” The complaint was filed on xx/xx/2025 and recorded on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was removed due to reinstatement. No further details have been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a general manager at xx. Previously, BWR had 17.5 years on the job as an operating manager at the xx
Foreclosure Comments:As per the updated title report of xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the notice of lis pendens located at “Ln#xx.” The complaint was filed on xx/xx/2025 and recorded on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was removed due to reinstatement. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows a renovation repurchase obligation was triggered, as the loan became XXX+ days delinquent prior to completion of the renovation work. The renovation was completed on xx/xx/XXXX. The loan was XXX days DLQ in the past XX months, was previously on forbearance, and is now current. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired.

TRID total of payment disclosed on final CD as $XXX,XXX.XX. Calculated total of payments is $xx for an under disclosed amount of -$X,XXX.XX. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $XXX. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test.  LE dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. LE dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. LE dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. LE dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX.
LE dated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is a cumulative increase in fee of $xx for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,581.28	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,158.06	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	752	776	44.048%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first installment of city taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of city taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,866.40 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,158.06 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $461,726.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $461,726.46.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property occupancy is stated as an investor.
BWR2 has 3.08 years on the job as a franchise development rep with xx.
BWR3 has 11.91 years on the job as a production worker with xx.
BWR4 has been SE for 4.41 years at xx
BWR5 has 15.16 years on the job as a software engineer with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Property type is inconsistent with the tape (xx)		* ATR - Unable to determine borrower's xxloan is NOO and was approved at XX%. Tape shows income miscalculation. xxis XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a franchise development rep with xx. BWRX has XX.XX years on the job as a production worker with xx. BWRX has been SE for X.XX years at T&T Nails and Spa. BWRX has XX.XX years on the job as a software engineer with xx., FICO XXX, XXXX since inception, $XXXK equity in the subject, and $xx residual income."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,362.74	09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,573.78	5.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	767	823	27.760%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx dba xx
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,310.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,573.78 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $282,005.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $282,005.85.
As per the seller’s tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
BWR receives retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.  The loan estimate dated xx/xx/XXXX reflects the xx,XXX.XX. CD dated xx/xx/XXXX reflects xx,XXX.XX. The loan estimate dated xx/xx/XXXX reflects the xx,XXX.XX. CD dated xx/xx/XXXX reflects xx,XXX.XX. The loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. CD dated xx/xx/XXXX reflects xxfee at $X,XXX.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/XXXX, and the SOL is X years.

Loan failed charges than in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and Recording fee at $X,XXX.XX.CD dated xx/xx/XXXX reflects the sum of xxfee at $X,XXX.XX. This is a cumulative increase of +$XXX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents.
The subject loan is a refinance, originated on xx/xx/XXXX, and the SOL is X years."
* xxproceed is missing from loan documents."
* Loan does not conform to program guidelines (xxshows the loan does not meet the GNMA seasoning requirement. Further details not provided."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,114.82	10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,658.52	6.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	798	53.476%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx dba xx
There are three prior child support liens in favor of different plaintiffs, which were recorded on different dates. The amount of liens is not mentioned on the supportive documents. xxmentioned on the supportive documents is inconsistent with the borrower’s SSN.
There is one prior civil judgment and one prior credit card judgment in favor of the xx, xx, and xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX. xxmentioned on the supportive documents is inconsistent with the borrower’s SSN.
The Xst and Xnd installments of county taxes for XXXX-XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,215.98 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,658.52 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $752,972.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $752,972.94.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives VA benefits.
BWR2 has 6.08 years on the job as an incident management specialist with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID Tolerance Test Failed (xx)     "TRID violation in charges that cannot increase the test due to the increase of the fee in the final CD dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects a points-loan discount fee at $X,XXX.XX. The final CD dated xx/xx/XXXX reflects xx,XXX.XX. This is a fee increase of +$X,XXX.XX for the X% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the SOL is X years expired."
* Loan does not conform to program guidelines (xxshows the loan does not meet GNMA seasoning guidelines.. Further details are not provided."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$56.00	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,209.74	6.990%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	664	49.966%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx dba XXXX.
No active judgments or liens have been found.
For parcels #xx
The Xst installment of county taxes for XXXX has been paid in the total amount of $XX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the total amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,529.79 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,209.74 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $242,865.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $242,865.59.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 months on the job as a registered nurse at xx. Previously, BWR1 had 2.33 years on the job as a registered nurse at xx.
BWR2 has 6 months on the job as an ironworker at xx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the income used to qualify the borrower xx. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR X has X months on the job as a registered nurse at xx. BWRX has X months on the job as an ironworker at xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,400.43	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,370.46	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	811	Not Applicable	40.998%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx dba xx
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is an overpayment in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,610.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,370.46 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $195,854.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $195,854.54.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1.83 years on the job as a laboratory scientist with xx. Previously, BWR had 3 months on the job as a chemistry fusion medical staff member with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* xxborrower's intent to proceed is missing from the loan documents."
* xxis missing from the loan documents."
																																																																																							* xxtape shows the subject condo project is ineligible to deliver the xxdue to missing condo project approval. Further details not provided. Review of the condo questionnaire does not show any repair work or damage to the subject condo project. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,453.00	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$737.74	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	46.470%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
LLC dba xx
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of city taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of city taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $951.03 (xx), which was applied for the due date of xx/xx/2025. The current xxis $737.74 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $110,724.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $110,724.91.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 months on the job as a hub driver with xx. Previously, BWR had 11 months on the job as a school bus driver with xx. Prior to that, BWR had 4.33 years on the job as an associate with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxsubject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value at $XXXK. Current UPB is $XXXK."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows the lender was unable to qualify the BWR due to insufficient income documentation. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X months on the job as a hub driver with xx, FICO XXX, XXXX since inception. Review shows ATR confirmed"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,100.10	10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,704.52	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Modular Housing	xx	xx	Primary	Yes	Yes	No	791	797	36.623%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, book #xx, pg. #xx, in the amount of $xx with xx.
No active judgments or liens have been found.
Parcel #xx
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,968.01 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,704.52 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $292,439.09.
.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $292,439.09.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives VA benefits as non-educational income.
BWR2 has been SE for 25.16 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows Lender missed an REO mortgage. Lender defect. Further details are not provided. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWRX receives VA benefits. BWRX has been SE for XX.XX years at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."	* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,383.35	10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,465.07	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	38.393%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,848.43 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,465.07 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $389,647.43.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $389,647.43.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 2 months on the job as a sales manager with xx. BWR1 had prior employment experience as a sales manager with xx.5 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows income and employment misrepresentation, as BWR did not disclose he owns the company. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X months on the job as a sales manager with xx, FICO XXX, and $XXXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,003.26	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	49.549%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been exempted.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,876.47 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,003.26 with an interest rate of 7.250%. The current UPB is $732,853.86.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $732,853.86.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on this job as a technical architect with xx. Previously, BWR had 2.25 years on this job as a technical associate with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxexcluded a debt. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx, FICO XXX, $X,XXX residual income and $XX.XK equity in the subject property."	* XX TILA Test Failed (xx) "TRID total of payment disclosed on final CD as $X,XXX,XXX.XX. Calculated total of payments is $xx for an under disclosed amount of -$XX,XXX.XX. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $XXX.

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL is active."
* XX TRID xxis Incomplete (xx)     "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL is active."
* Loan does not conform to program guidelines (xx). xxreflects seller credit of $X,XXX.XX. Further details not provided."
* xxclosing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$5,035.62	$4,704.88	09/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,967.70	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	819	Not Applicable	28.798%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX, respectively.
The third and fourth installments of county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX, respectively.
The first and second installments of county taxes for XXXX are delinquent in the total amount of $X,XXX.XX, which are good through xx/xx/XXXX.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,967.70 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,967.70 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $752,956.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $752,956.71.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as second home.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 9 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxtape shows xxborrower xx and then caught up. According to the payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB reflected as per the payment history is $XXX,XXX.XX. Review shows ATR confirmed."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$648.60	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	49.125%	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the amount of $xx with xx, a limited liability company.
There are two UCC mortgages against the subject property. The first UCC mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, and the second UCC mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
The annual installment of county taxes for XXXX is exempt.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $718.10 (xx), which was applied for the due date of xx/xx/2025. The current xxis $648.60 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $98,698.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $98,698.95.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 19.25 years on the job as a mechanic at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx Mortgage	xx	4: Unacceptable	* Mortgage missing / unexecuted (xxper tape data, the subject mortgage was originated on xx/xx/XXXX by the borrower, xx. The mortgage was not recorded. The unrecorded copy of the mortgage is not available in the loan file. The subject is an LH in a co-op in NYC."	* Missing or error on the xxlock provided expired on xx/xx/XXXX and the loan closed on xx/xx/XXXX. No lock extension found."
* xxshows a non-warrantable condo. Condo questionnaire in file does not provide further details. Redfin search shows an estimated value of $XXXK. Current UPB is $XXK."
																																																																																							* xxis xxsubject loan originated on xx/xx/XXXX with a maturity date of xx/xx/XXXX. As per the lease agreement located at “XXXXXXXXXXXXXX_xx,” the ground lease is held by xx., a xxcorporation, and the leasehold expires on xx/xx/XXXX."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,085.17	10/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,783.74	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	800	Not Applicable	35.726%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,659.63 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,783.74 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $420,702.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $420,702.58.
As per the comment dated xx/xx/2025, the reason for default is stated as the borrower xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is tenant occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 5.25 years on the job as a CEO at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxtape shows xxborrower xx and then caught up. According to the payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB reflected as per the payment history is $XXX,XXX.XX. Review shows ATR confirmed."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,007.92	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$889.31	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	788	Not Applicable	40.870%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $889.31 with an interest rate of 7.125%. The current UPB reflected as per the tape data is $131,027.10.	Collections Comments:The current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $131,027.10.
Unable to determine the reason for the default.
As per seller’s tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.75 years on the job as a design consultant at 3 xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxtape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXxx, with a sales price of $XXXK, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$130.40	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,936.97	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	754	49.394%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX was paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $3,936.97 with an interest rate of 6.875%. The current UPB reflected as per the tape data is $597,780.89.	Collections Comments:The current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is $597,780.89.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 13 years at xx
BWR2 receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx Transmittal (xx)	xx	3: Curable	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL is active."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																							* Transmittal (xx) is xxsummary is missing from the loan documents."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxshows, IRS repayment obligation in xxabove tolerance. Further details not provided. Lender defect. xx.XX%. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has been SE for XX years at Berkshire Hathaway HomeServices ROC. BWRX receives social security and retirement income, FICO XXX, and $XXXK equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,523.93	09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,529.33	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	47.412%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of MERS as nominee for xx, in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument # xx.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,870.14 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,529.33 with an interest rate of 6.875%. The current UPB, reflected as per the payment history, is $232,209.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is $232,209.89.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.66 years on the job as a practice lead at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxallowed the loan to close with a letter from the BWR and non-purchasing spouse stating they intend to separate. No evidence was provided to confirm the BWR would not be subject to pay child support/alimony. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx, FICO XXX, $X,XXX in reserves. XXXX since inception."	* xxfailed the xxpublic guidelines) xxtest due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XXX.XX.

Loan failed the xxtest due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XXX.XX."
																																																																																							* Loan does not conform to program guidelines (xxseller tape defect shows due to an LOX signed by the borrower xx, deemed this loan high risk due to the possibility of future alimony/child support payments, which could affect the ratios. Further details not provided."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,221.06	09/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$572.66	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	42.440%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active junior mortgage against the subject property in favor of the xxamount of $X,XXX.XX, which was recorded on xx/xx/XXXX.
The Xst and Xnd annual installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $755.87 (xx), which was applied for the due date of xx/xx/2025. The current xxis $572.66 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $81,274.78.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $81,274.78.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a crew trainer with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xx). xxreflects seller credit of $X,XXX.XX. Further details not provided." * Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,345.40	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,841.88	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	44.299%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page # xx.
No active judgments or liens have been found.
The Xst installment of town taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of town taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,552.41 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,841.88 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $262,500.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $262,500.51.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.66 years on the job as a vice president of business development at xx. Additionally, the BWR has been SE for 7.08 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Assets do not meet guidelines (xxshows BWR only had X.XX months reserves, guidelines required X months. Bank statements in the file show $XXXK; gift assets verified of $XXK supported by gift letter satisfy the cash-to-close requirement of $XXXK at closing. Further details not provided. Review shows ATR confirmed."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,072.83	09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,572.85	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	34.563%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior mortgage against the subject property originated on xx/xx/XXXX in favor of the xxamount of $xx which was recorded on xx/xx/XXXX.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,872.31 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,572.85 with an interest rate of 6.750%. The current UPB is $240,374.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $240,374.20.
No details pertaining to the damage to the subject property have been observed.
According to the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.25 years on the job as a market development coordinator at the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to the borrower xx,XXX.XX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$882.08	09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,231.43	6.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	29.124%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX are due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,445.26 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,231.43 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $198,846.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $198,846.49.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows in VA refinance loans, there should be a waiting period, or gap, of XXX days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
* Missing or error on the xxlock agreement signed by the borrower xx."	* xxis "xxloan failed loan origination fee test due to fee charged $X,XXX.XX fee threshold by $X,XXX.XX, over by +$X,XXX.XX.
Below fees were included:
XXXX xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XXX.XX
																																																																																								xxpaid by Borrower: $XXX.XX."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,190.64	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$840.34	5.750%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	764	32.432%	First	Short Form Policy	Not Applicable	Not Applicable	11/15/2024	$144,001.00	Not Applicable	5.750%	$840.35	01/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
The Xst installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd, Xrd, and Xth installments of combined taxes for XXXX were due in the total amount of $X,XXX.XX on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,300.42 (xx), which was applied for the due date of xx/xx/2025. The current xxis $840.35 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $141,440.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $141,440.97.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR receives VA benefits and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $144,001.00. The monthly xxis $840.25 with an interest rate of 5.750% beginning on xx/xx/2025 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount.	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan does not have a xxloan amount should be greater than $xx if the veteran is using additional entitlement and not restoring entitlement for an existing VA loan. The subject loan amount is $XXX,XXX.XX. xxindicates there is a compromise on a previous loan. Further details not provided."
* Missing or error on the xxlock agreement signed by the borrower xx."	* xxloan failed loan origination fee test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$XXX.XX.
Below fees were included:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XX.XX
																																																																																								xxpaid by Borrower: $XXX.XX."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,256.00	09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,187.11	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	762	781	49.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,187.11 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,187.11 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $197,405.70.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $197,405.70.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives dividend interest income.
BWR2 has 6 years on the job as a resident physician with the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxfailed the xxpublic guidelines) xxtest due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX.

Loan failed the xxtest due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX."
* Loan does not conform to program guidelines (xxshows LP was run after the credit report expired. The file shows the credit report dated xx/xx/XXXX was XXX days old on the closing date and not expired at the time LP was run. Further details not provided."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,278.81	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,160.33	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	778	795	38.608%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,703.14 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,160.33 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $165,288.47.	Collections Comments:According to the servicing comments, the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is $165,288.47.
As per the seller’s tape, the subject property occupier is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 2.41 years on the job as an associate with xx. Additionally, BWR1 has 6 years on the job as an associate professor with xx.    BWR2 has 3.25 years on the job as a lead software DE engineer in test with 24 xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxloan is NOO and was approved at XX.XX%. Tape shows the lender did not obtain supporting documentation to verify REO mortgage PITI and HOA expenses. Further details not provided. Lender defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as an associate with xx.; BWRX has X.XX years on the job as a lead software DE engineer in test with XX xx, FICO XXX, XXXX since inception, and $XXK equity in the subject. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,305.95	10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$823.72	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	49.369%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $823.72 (xx), which was applied for the due date of xx/xx/2025. The current xxis $823.72 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $126,334.63.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $126,334.63.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives VA benefits income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxfile subject initially stated as a xx, and the appraiser did not obtain the xxscore result for the subject property. The loan closed as conventional, and the appraiser is non responsive. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$499.00	10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,746.25	6.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	772	47.343%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,050.17 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,746.25 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $260,795.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $260,795.87.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5 years on the job as an xx.
BWR2 has 4.83 years on the job as a teacher in 1st grade with xx.
BWR3 has 21.91 years on the job as a scale operator with xx, and BWR3 also receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the xx xx	xx	3: Curable	* Loan does not conform to program guidelines (xxfile show BWR does not meet any of the X FHA policy exemptions, as the BWR already had X FHA loans on the REO property."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,496.00	10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$576.62	$1,397.00	7.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	764	781	16.538%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx,XXX.XX with xx.
No active judgments or liens have been found.
The Xst and Xnd instalments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,580.83 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,397.00 with an interest rate of 7.750%. The current UPB reflected as per the payment history is $193,277.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $193,277.90.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.
The appraisal report dated xx/xx/2023 is subject to completion/repairs due to the completion of construction. As per the servicing comment dated xx/xx/2023, the subject property had some damages. No details were found regarding type of damage or estimated cost of repairs.
BWR1 has 9.91 years on the job as a claims specialist with xx.
BWR2 has 5.25 years on the job as an equipment operator with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* xxloan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* xxis "xxloan fails the xxpoints and fees test due to fees charged of $X,XXX.XX exceeding the fees threshold of $X,XXX.XX by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"
* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX reflects an appraisal fee of $XXX.XX. xxdated xx/xx/XXXX reflects an appraisal fee of $XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxloan fails the xxpublic guidelines) QM points and fees test due to fees charged of $X,XXX.XX exceeding the fees threshold of $X,XXX.XX by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"
* Loan does not conform to program guidelines (xxshows the subject loan did not requalify at the time of conversion of construction to a permanent loan due to updated credit documents. No updated credit documents in the loan file. Further details are not provided."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
* Missing proof of hazard insurance (xxhazard insurance is missing from the loan documents."	* xxtest xxloan failed the higher-priced mortgage loan test (xx)(xx)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx), and (xx)."
																																																																																								* Property is xxappraisal report shows the type of subject property as a manufactured home. The affixation affidavit available in the loan file located at (xx. xxrider is attached to the mortgage. Also, the xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	09/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$951.29	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	48.505%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX for the amount of $XXX,XXX.XX.
There is an active UCC mortgage against the subject property in favor of xx, which was originated and recorded on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been exempted.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,025.59 (xx), which was applied for the due date of xx/xx/2025. The current xxis $951.29 with an interest rate of 7.125%. The current UPB reflected as per the payment history, is $140,158.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is $140,158.65.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
BWR has 2.33 years on the job as an xx.
Additionally, BWR has 1 year on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxis "xxloan fails the qualified mortgage lending policy points and fees test due to fees charged of $X,XXX.XX exceeding the fees threshold of $X,XXX.XX by +$X,XXX.XX. The below fees were included in the test: xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $X,XXX.XX"
* xxloan fails the xxpublic guidelines) QM points and fees test due to fees charged $X,XXX.XX exceeding the fees threshold of $X,XXX.XX by +$X,XXX.XX.  The fees below were included in the test: xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $X,XXX.XX"
																																																																																							* xxis xxsubject loan originated on xx/xx/XXXX with a maturity date of xx/xx/XXXX. As per the lease agreement located at “xx,”the lease terms started from xx/xx/XXXX until xx/xx/XXXX."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,558.66	10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$827.71	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	787	0.611%	First	Short Form Policy	Not Applicable	Not Applicable	06/24/2024	$192,937.66	Not Applicable	2.875%	$676.86	08/01/2024	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX/XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,091.89 (xx), which was applied for the due date of xx/xx/2025. The current xxis $676.86 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $189,431.68.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $189,431.68.
As per the comment dated xx/xx/2024, the RFD is excessive obligation.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.16 years on the job as a grower relations manager at xx.
BWR2 has 3.83 years on the job as a field laborer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx., on xx/xx/2024. As per the modified term, the new principal balance is $192,937.66. The monthly xxis $676.86 with an interest rate of 2.875% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows, "Prior to the mod completed on X/X/XX, the loan was due for X/X/XX and had X lates in the last XX months." The modification agreement was made between the borrowers and the lender on xx/xx/XXXX. As per the modified term, the new principal balance is $XXX,XXX.XX. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows lender was unable to verify BWR employment. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X.XX years on the job as a grower relations manager at xx. BWRX has X.XX years on the job as a field laborer at xx, FICO XXX, and $XXK equity in the subject."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and Recording fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects the sum of xxfee at $X,XXX.XX. This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxfails xxpublic guidelines) QM points and fees test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX.

Loan fails xxpoints and fees test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrowers’/ borrower’s income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,041.24	09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,020.97	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	807	49.954%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The first installment of city taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second, third, and fourth installments of city taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,800.11 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,020.97 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $481,335.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $481,335.49.
As per the comment dated xx/xx/2024, the subject property was damaged due to mold. The estimated cost to repair is not available in the collection comments. No status of repairs or completion.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.25 years on the job as a XXXX with xx. Previously, BWR had 1.33 years on the job as a XXXX at xx.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxfile review indicate that the appraisal report was made subject to completion of renovations. Tape shows major interior renovations performed and property is XX% complete. xxreflects an escrow holdback in the amount of $XXXK, and an updated XXXXD, or inspection report confirming completion of the renovations, is missing from the loan documentation."
* Loan has escrow holdback. No proof it was released (xxreflects an escrow holdback in the amount of $XXXxxshows renovation is XX% complete. Proof of release for the remaining $XXK is missing from the loan document."	* xxfails xxpublic guidelines) QM points and fees test due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xx
xxpaid by Borrower: $X,XXX.XX.

Loan fails xxpoints and fees test due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xx
xxpaid by Borrower: $X,XXX.XX."
* Missing or error on the xxrate lock agreement signed by the borrower xx."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. CD dated xx/xx/XXXX reflects xx,XXX.XX.
Loan estimate dated xx/xx/XXXX reflects xx.XX. CD dated xx/xx/XXXX reflects xx,XXX.XX.
																																																																																								This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,419.92	10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,904.20	6.125%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	667	719	39.656%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The first installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,201.79 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,904.20 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $307,695.02.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $307,695.02.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8 months on the job as an associate at xx. BWR1 had multiple jobs in the last 2 years.
BWR2 has 1.58 years on the job as a teacher at the Dinwiddie County School Board. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* XX TRID Tolerance Test Failed (xx) "TRID violation due to decrease in lender credit on CD dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of -$XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL is active."
* Loan does not conform to program guidelines (xxshows the loan is uninsurable by the FHA as the subject loan does not meet the seasoning period requirements between the last transaction of the property and the subject loan. The review of the appraisal report shows the date of the prior transaction of the subject was xx/xx/XXXX with a sales price of $XXXK and the subject loan closed on xx/xx/XXXX with an appraised value of $XXXxxdetails not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,234.07	10/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,111.00	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	40.517%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are two prior civil judgments found against the borrower xx and xx, in the total amount of $xx which were recorded on xx/xx/XXXX.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of school taxes for XXXX-XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,302.84 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,111.00 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $738,870.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $738,870.38.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property occupancy is owner-occupied.
BWR has been SE as a driver for 6.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* Number of units in the property is inconsistent with the tape (xx)	* Loan does not conform to program guidelines (xxsubject loan was closed as a xx. Tape shows the loan is unsalable, as the xxstatement was signed by an individual with a PTIN who is not a CPA, EA, or xxprogram requirements, the xxmust be signed by a qualified CPA, EA, or xxdetails not provided. Subject loan originated on xx/xx/XXXX, and $XXXK equity in the subject."
* xxapplication is missing from the loan documents."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$547.81	$1,081.20	09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,786.89	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	808	811	46.084%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a California limited liability company.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is delinquent in the amount of $XXX.XX on xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,065.34 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,786.89 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $274,165.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $274,165.91.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR qualified using an offer letter as a mechanic at xx. Additionally, BWR has been SE for 5 years at xx, BWR had 12.5 years on the job as a lead xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* xxmissing; loan has escrows (xxinitial escrow account disclosure signed by the borrower xx." * xxproceed is missing from loan documents."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the lender did not establish the BWR's capacity to repay, as the new job offer letter did not specify annual income based on non-fluctuating earnings. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR qualified using an offer letter as a mechanic at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject. Review shows ATR confirmed."
* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX, reflects cash to in the amount of $XXX.XX."
																																																																																								* Property is xxper the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at “Ln#xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,251.96	10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,587.91	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	788	33.958%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,897.75 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,587.91 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $396,554.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $396,554.30.
As per the comment dated xx/xx/2025, the reason for default is the death of the mortgagor’s family member.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.75 years on the job as a xx with xx.
BWR2 has 2.75 years on the job as a laborer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx	xx	3: Curable	* Appraisal incomplete (xx) (xxappraisal report in the loan file is as is. The tape and photo addendum show repairs due to watermarks in the laundry room ceiling. The estimated cost to cure is not available in the loan file. XXXXD, or an engineer inspection report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* xxmissing; loan has escrows (xxescrow account disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,141.89	10/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,894.43	7.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	708	52.821%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page # xx, a California limited liability company.
There is one junior mortgage against the subject property originated on xx/xx/XXXX, and recorded on xx/xx/XXXX in the amount of $xx with xx.
 The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,112.97 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,894.43 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $277,166.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $277,166.91.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR 1 has 1.08 years on the job as a xx.
  BWR2 has 1.16 years on the job as a journeyman electrician with xx. Previously BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect the investor review fee. xxdated xx/xx/XXXX reflects an investor review fee of $XXX.XX. The loan estimate dated xx/xx/XXXX does not reflect the loan origination fee. xxdated xx/xx/XXXX reflects a loan origination fee at $X,XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxmissing; loan has escrows (xxinitial escrow account disclosure is missing from the loan document."
* Loan does not conform to program guidelines (xxshows the buydown was not captured correctly in the AUS and the loan received ZFHA error and the AUS was invalidated. Further details not provided. The subject loan originated on xx/xx/XXXX."
																																																																																							* MI, xxmissing and required (xxcertificate is missing from the loan documents."	* Cash out purchase (xx)(xx)); an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx), and (xx). (xx)"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,300.23	10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,447.20	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	791	755	43.219%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst, Xnd, and Xrd installments of combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,845.47 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,447.20 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $396,478.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $396,478.76.
The loan has not been modified since origination.
Unable to determine the RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR1 has 2.58 years on the job as a parent educator with xx.
BWR2 has 1.33 years on the job as a teacher with xx. Previously, BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxis "xxloan fails the xxpoints and fees test due to Fees charged (xx) exceed the fees threshold of $xx by $X,XXX.XX. The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $xx
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"
* xxloan fails the xxpublic guidelines) QM points and fees test due to Fees charged (xx) exceed the fees threshold of $xx by $X,XXX.XX.  The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $xx
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"
																																																																																							* Loan does not conform to program guidelines (xxshows Academy origination. The fees exceed the points and fees limit and could not be cured. Further details not provided."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,034.16	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,309.52	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	42.607%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a California limited liability company.
There are three junior mortgages against the subject property in favor of the xx, a municipal corporation. The first junior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx,XXX.XX. The second junior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,940.52 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,309.52 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $546,375.59.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $546,375.59.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11.08 years on the job as a project manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxproceed is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
* xxtape show file was missing documentation used to certify the condo project is eligible. The condo questionnaire does not show any damage or repair work. The file shows an ineligible condo project, as the UW missed the $XXK annual social club membership, which is not permitted under xxguidelines. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXxxshows ATR confirmed including the condo fees."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects an appraisal re-inspection fee of $XXX.XX. xxdated xx/xx/XXXX reflects an appraisal re-inspection fee of $XXX.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,472.15	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,164.59	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	Yes	785	Not Applicable	48.077%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of city taxes for XXXX-XXXX has been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the total amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,515.16 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,164.59 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $194,612.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $194,612.21.
As per the tape, the subject property occupancy is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a software engineer at xx. Previously, BWR had 2.66 years on the job as an engineer with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxsubject loan was approved as NOO at XX.XX%. The tape shows lender derived income from the sale of marijuana to qualify the xxdetails not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X months on the job as a software engineer at xx., FICO XXX, and XXXX since inception and $XXK equity in the subject. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,442.14	10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,335.13	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Secondary	Yes	Yes	No	801	Not Applicable	18.750%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,900.62 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,335.13 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $618,310.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $618,310.95.
As per the tape, the property occupancy is stated as second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 7.33 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxshows incurable TRID violation. Further details not provided. xxreport shows the initial closing disclosure delivery date test."
																																																																																							* xxis "xxloan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is less than three business days before the consummation date of xx/xx/XXXX."			Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,548.99	10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$476.95	8.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	799	24.405%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a California limited liability company.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with instrument # xx.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $476.95 (xx), which was applied for the due date of xx/xx/2025. The current xxis $476.95 with an interest rate of 8.000%. The current UPB reflected as per the payment history is $64,192.10.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $64,192.10.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR1 has 8.91 years on the job as a pipefitter trainer at the xx
BWR2 has 2.91 years on the job as a registered nurse at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxtape reflects xxpayment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB reflected as per the payment history is $XX,XXX.XX."	* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$5,766.09	$7,804.92	10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,582.31	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	743	Not Applicable	47.406%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installments of county taxes from XXXX to XXXX are delinquent in the total amount of $X,XXX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,329.32 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,582.31 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $422,740.46, and the tape shows a deferred balance is $10,329.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $422,740.46.
No details pertaining to the damage to the subject property have been observed.
As per the seller's response, there is forbearance balance in the amount of $10,329.24.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.83 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xx)	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxloan is NOO and was approved at XX.XX%. Tape shows the lender did not document the BWR SE income correctly. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for X.XX years at xx, xxequity in the subject."
																																																																																								* Transmittal (xx) is xxfinal transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,395.02	10/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,042.34	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	32.261%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,527.46 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,042.34 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $411,239.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $411,239.03.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15.75 years on the job as an xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Number of units in the property is inconsistent with the tape (xx)
* Occupancy concerns - (xxwas approved as xxshows the subject is NOO, as the subject property was listed for rent after closing. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. Tape shows the subject is NOO, as the subject property was listed for rent after closing, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has XX.XX years on the job as an xx., FICO XXX, and $XXK equity in the subject."
* xxloan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
* xxis "Moderate" (xx)     "The TRID total of payment disclosed on the final CD is $XXX,XXX.XX. The calculated total of payments is $xx for an under-disclosed amount of -$X,XXX.XX. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $XXX."
* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$X,XXX.XX.  The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$2,939.06	$2,939.06	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$494.05	8.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	35.686%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, a California limited liability company.
There is an active prior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The annual county taxes for XXXX have been delinquent in the amount of $X,XXX.XX, which was due on xx/xx/XXXX and is good through xx/xx/XXXX.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $494.05 (xx), which was applied for the due date of xx/xx/2025. The current xxis $494.05 with an interest rate of 8.375%. The current UPB reflected as per the payment history is $64,795.08.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $64,795.08.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 17.5 years on the job as a senior director of professional services at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxshows rescission had to be reopened, as the amount financed was under-disclosed and the non-borrowing spouse has been hospitalized and did not sign the xxdetails not provided. Subject originated xx/xx/XXXX."	* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,320.34	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,045.71	7.499%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	646	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active civil judgment against the borrower xx dba xx, which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $2,045.71 with an interest rate of 7.499%. The current UPB reflected as per the payment history is $292,600.00.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $292,600.00.
As per the seller’s tape, the occupancy of the subject property is stated as investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxshows the investor declined the loan due to valuation concerns, as the appraiser used large adjustments to arrive at an appraised value of $XXXxx, with a sales price of $XXXK, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$13,293.36	10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$11,544.60	6.125%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	782	65.323%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx., DBA xx
There are two code violation liens open against the subject property. The first code violation is in favor of xxamount of $XXX.XX with case # xx, and the second code violation is for two unpermitted structures with case # xx.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $15,017.58 (xx), which was applied for the due date of xx/xx/2025. The current xxis $11,544.60 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $1,898,153.32.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,898,153.32.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 12.58 years on the job as a pilot/crew member with xx.
BWR2 has been SE for 3.05 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX does reflect xx.XX. CD dated xx/xx/XXXX reflects xx.XX.
This is an increase of $XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and Recording fee at $XXX.XX. CD dated xx/xx/XXXX reflects the sum of xxfee at $XXX.XX. This is a cumulative increase of $X.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents.
The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (xxshows the subject loan is closed with incorrect bonus entitlement. Further details not provided."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,085.08	09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,687.65	6.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	723	56.437%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,243.21 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,687.65 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $259,973.98.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $259,973.98.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.58 years on the job as a sales associate with xx.
BWR2 has 1.25 years on the job as a sales associate with xx. Previously, BWR2 had 2.08 years on the job as an xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* xxfails xxpublic guidelines) QM points and fees test due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX."
* Loan does not conform to program guidelines (xxshows the loan does not meet the FHA seasoning requirement. Further details not provided."
* MI, xxmissing and required (xxinsurance certificate is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
* xxdefined by loan findings (xxfailed the xxrebuttable presumption test due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX
																																																																																							xxpaid by Borrower: $XXX.XX."	* xxis "xxfailed xxsafe harbor test threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by -X.XXX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,068.31	10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$358.99	2.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	803	800	34.777%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. No active judgments or liens have been found. The annual installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX. The annual installment of school taxes for XXXX has been paid in the amount of $XXXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $783.84 (xx), which was applied for the due date of xx/xx/2025. The current xxis $358.99 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $39,825.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $39,825.86. As per the tape, the subject property is owner-occupied. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR1 and BWR2 receive social security and retirement income. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	xx xx xx xx Missing or error on the xx xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxfile show the subject poses health and safety issues due to mold and moisture present in the bathroom walls and ceiling, a hole in the vinyl siding, stained flooring, and scuffed walls. xx, or mold inspection report, is missing from the loan file. The final CD does not reflect the escrow holdback amount."	* xxfailing for state regulations. PA license validation test."
* XX TRID xxis Incomplete (xx)     "XX TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. The subject is a refinance case originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxinitial XXXX signed by the loan originator is missing from the loan documents."
* xxinitial closing disclosure is missing from the loan documents."
* xxinitial loan estimate is missing from the loan documents."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxservicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,440.83	10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$947.54	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	34.944%	First	Final policy	Not Applicable	Not Applicable	03/08/2023	$192,612.00	Not Applicable	4.250%	$947.54	04/01/2023	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx. No active judgments or liens have been found. The Xst installment of county taxes for XXXX was paid in the amount of $XXX.XX on xx/xx/XXXX. The Xnd installment of county taxes for XXXX is due in the total amount of $XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,185.65 (xx), which was applied for the due date of xx/xx/2025. The current xxis $947.54 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $183,933.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $183,933.07.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 2.6 years on this job as a field tech with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. Long, and the lender, xx., on xx/xx/2023. As per the modified term, the new principal balance is $192,612.00. The monthly xxis $947.54 with an interest rate of 4.250% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx xx xx Missing or error on the xx xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxproperty is a new construction. The appraisal report is subject to the completion of new construction. The estimated cost of construction is not available. xxreport is missing from the loan documents. The final CD does not reflect the escrow holdback."	* xxviolations (xx) indicates that the loan was closed as an xx of $X,XXX.XX." * xxshows the subject is a construction-to-permanent loan with a shared well that was not addressed prior to closing. Appraisal report shows shared well systems are common for the area, and there are no plans for public hook-up, and it would not be feasible. Zillow shows an estimated value of $XXXk. The current UPB is $XXXk."	* xxis "xxloan failed the qualified mortgage safe harbor threshold test due to the calculated APR of X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."
* XX TRID xxis Incomplete (xx)     "The TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a refinance, originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxtest xxloan failed the higher-priced mortgage loan test (xx) (xx)) due to the APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx). The subject loan is escrowed."
* MI, xxmissing and required (xxinsurance certificate is missing from the loan documents."
* xxapplication signed by the loan originator is missing from the loan documents."
* xxinitial CD is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* Property is xxhome is affixed to the land. The appraisal report is missing. As per the updated title report dated xx/xx/XXXX located at Ln#xx, the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at Ln#xx, reflecting that the home is permanently affixed to the land."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,327.45	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$824.65	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	35.277%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,338.81 (xx), which was applied for the due date of xx/xx/2025. The current xxis $824.65 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $144,150.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $144,150.50.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as an associate with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxtape and file show the subject property's family room is being updated at the time of closing. The estimated cost to cure is not available in the loan file. XXXXD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows BWR receiving unemployment compensation while being employed with xx. as an associate for two years. xx.XX%. BWR defect. The subject originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X years on the job as an associate with xx., FICO XXX, XXXX in the last XX months, $XXXK equity in the subject, and residual income of $X,XXX."
* XX TRID xxis Incomplete (xx)     "XX TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject is a purchase case originated on xx/xx/XXXX, and X-year SOL has expired."
* xxapplication signed by the loan originator is missing from the loan documents."
* xxis missing from the loan documents."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,655.06	09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,666.97	2.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	787	39.975%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
For xx
The annual installment of county taxes for XXXX has been paid in the total amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
For xx
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the total amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,209.31 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,666.97 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $105,566.05.	Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $105,566.05.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security and capital gains income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxshows the declaration section of the loan application revealed a prior foreclosure history within X years. Review of the file and credit report does not show any prior foreclosure history. Further details not provided. Subject originated on xx/xx/XXXX."	* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,772.60	10/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$519.86	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	809	47.100%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,187.46 (xx), which was applied for the due date of xx/xx/2025. The current xxis $519.86 with an interest rate of 2.625%. The current UPB, reflected as per the payment history, is $114,095.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is $114,095.58.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.83 years on the job as a financial secretary with xx.
BWR2 has 3 years on the job as a teacher's assistant with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxper tape, unable to deliver due to xxwas limiting the number of Xnd homes & investments purchased at the time of origination. Further details are not provided."	* xxfailed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX reflects xx.XX. CD dated xx/xx/XXXX reflects xx.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $xx and total expenses are in the amount of$X,XXX.XX, and the loan was underwritten by xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,701.81	09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,561.24	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	805	804	30.700%	First	Final policy	Not Applicable	Not Applicable	03/02/2023	$376,300.00	Not Applicable	2.875%	$1,561.24	04/01/2023	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,561.24, which was applied for the due date of xx/xx/2025. The current xxis $1,561.24 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $354,171.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $354,171.83.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.16 years on the job as a complex case manager at xx.
BWR2 has 30.33 years on the job as a freight team associate at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is $376,300.00. The monthly xxis $1,526.24 with an interest rate of 2.875% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount.	xx xx	xx	4: Unacceptable	* Property is xxreport is missing. As per the tape data, the subject property is single-family. The tax report is attached with the updated title report, which is located at “Ln#xx,” which shows the property type as a mobile home on a XX acre lot. xxendorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* Loan does not conform to program guidelines (xxtape shows the subject loan was closed with an interest rate of X.XXX%, below the FNMA min X% threshold. Further details not provided."
* xxreport is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* XX TRID xxis Incomplete (xx) "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a refinance, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* xxclosing disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,845.44	09/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,876.80	2.625%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	805	42.345%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utilities/MUD charges for XXXX has been paid in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,475.69 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,876.80 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $217,779.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $217,779.93.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 24.25 years on the job as an aircraft maintenance technician with xx.
  BWR2 has 6.75 years on the job as a dental assistant with xx. Balog, DDS.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. The tape shows the lender did not include the bridge loan payment in DTI calculation. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has XX.XX years on the job as an aircraft maintenance technician with xx. BWRX has X.XX years on the job as a dental assistant with xx. Balog, DDS, FICO XXX, XXXX in the last XX months, and $XXXK equity in the subject."
* XX TRID xxis Incomplete (xx)     "XX TRID tolerance test is incomplete due to the initial CD is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxinitial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,335.28	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,477.02	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	35.823%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one prior mortgage against the subject property that was originated on xx/xx/XXXX in favor of xxamount of $xx which was recorded on xx/xx/XXXX. The subordination agreement located at “Ln#xx.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX, respectively.
The Xst and Xnd installments of school taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX, respectively.
No prior year’s delinquent taxes have been found.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $1,477.02 with an interest rate of 2.875%. The current UPB reflected as per the tape is $340,425.78.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $340,425.78.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 8.75 years on the job as a supervisor sanitation worker with the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows missing evidence of a subordination agreement. The subordination agreement is available in the loan file located at “Ln#xx."	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. The tape shows that BWR was not employed at the time of closing. xx.XX%. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as a sanitation supervisor with the xx, FICO XXX, $XXXK equity in the subject, and residual income of $X,XXX."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	$5,124.48	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,385.00	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	49.035%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.I.M.E. Lending.
There is one prior civil judgment against the borrower xx., xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
There is one prior child support lien against the borrower xx, which was recorded on xx/xx/XXXX. The amount of the judgment is not available on the supporting document.
The Xst and Xnd installments of county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025. The borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,452.91 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,385.00 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $524,845.79	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025. The borrower xx, and the next due date is xx/xx/2026. The current UPB is $524,845.79.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 18.91 years on the job as a foreman at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The initial LE dated xx/xx/XXXX does not reflect the appraisal re-inspection fee. The final CD dated xx/xx/XXXX reflects the appraisal re-inspection fee of $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL is active."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$14,305.48	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,099.36	6.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	45.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $5,099.36 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,099.36 with an interest rate of 6.999%. The current UPB reflected as per the payment history is $753,259.43.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $753,259.43.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
Unable to determine RFD.
No post-close bankruptcy record has been found.
BWR has been SE owning multiple businesses for 7.58 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxmiscalculated SE income. xx.XX%. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is xx, xxyears and SE with xx, FICO XXX, $xx residual income, $XXX.XK in reserves and $XXX.XK equity in the subject property."	* xxfails xxpublic guidelines) QM points and fees test due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xx
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX.

Loan fails xxpoints and fees test due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xx
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX."
																																																																																							* xxmissing; loan has escrows (xxescrow account disclosure is missing from the loan file."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,656.09	11/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,410.25	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	39.320%	First	Final policy	Not Applicable	Not Applicable	11/22/2024	$524,578.49	Not Applicable	3.500%	$2,032.17	01/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of PITI $3,595.95, which was applied to the due date of xx/xx/2025. The current xxis $2,032.17 with an interest rate of 3.500%. The current UPB reflected as per the tape is $518,413.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is $518,413.47.
As per the comment dated xx/xx/2024, the reason for the default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
BWR has 2 months on the job as an associate with xx. Previously, BWR had 17.91 years on the job as a cosmetologist at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $524,578.49. The monthly xxis $2,032.17 with an interest rate of 3.500% beginning on xx/xx/2025 and a maturity date of xx/xx/2064.	Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's xxsubject loan was approved as OO at XX.XX%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X months on the job as an associate with xx. FICO XXX, and $XXK equity in the subject."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,837.29	12/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,728.81	5.253%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	796	747	47.781%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX at Book xx, Page xx in the amount of $xx with xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The water/sewer charges are delinquent in the amount of $XX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,795.49 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,728.81 with an interest rate of 5.253%. The current UPB reflected as per payment history is $464,423.84.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to tape as of xx/xx/2025, the borrower xx on the loan, and the next due date is xx/xx/2025. The current UPB is $467,176.82.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5 months on the job as a chef with xx. Previously, BWR1 had 3.58 years as a chef with xx.  BWR2 has 6 months on the job as a chef with xx. Previously, BWR2 had 3.75 years as a chef with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxsubject approved at XX.XX%. Tape shows BWR provided altered payroll and bank documents. Further details not provided. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X months on the job as a chef with xx. BWRX has X months on the job as a chef with xx, FICO XXX, and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,407.40	6.374%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	801	803	37.383%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior HELOC mortgage active against the subject property that originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument # xx.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,407.40 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,407.40 with an interest rate of 6.374%. The current UPB reflected as per the payment history is $496,223.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $496,223.31.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.91 years on the job as a xx.0, LLC.
BWR2 has 10.8 years on the job as a chief administration officer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxshows the eligibility of the subject condo project was not established. Review of the file shows the appraisal report is as is, and the condo questionnaire shows the HOA is evaluating certain construction issues that may require remediation in the future. Further details not provided. Zillow search shows an estimated value of $X.XM. Current UPB $XXXK."	* xxloan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date of xx/xx/XXXX is more than XX calendar days after the consummation date of xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,689.89	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,566.38	3.999%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	726	40.698%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $1,566.38 with an interest rate of 3.999%. The current UPB reflected as per the payment history tape is $302,879.63.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $302,879.63.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 was qualified using an offer letter as a teacher at xx. BWR had multiple jobs in the past 2 years.
BWR2 has 1.50 years on the job as a technician with xx. Additionally, BWR2 started a new job on xx/xx/2022 as a technician with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxshows loan fails APOR-APR rate test. Further details not provided. xxreport failed for xx. Further details are not provided."
* xxloan fails the xxpublic guidelines) QM points and fees test due to fees charged of $xx exceeds the fees threshold of $xx over by $X,XXX.XX.  The below fees were included in the test: xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $X,XXX.XX

The loan fails the qualified mortgage lending policy points and fees test due to fees charged of $xx exceeds the fees threshold of $xx over by +$X,XXX.XX. The below fees were included in the test: xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $X,XXX.XX"	* xxis "xxloan failed the qualified mortgage safe harbor threshold test due to the APR being calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,579.10	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,284.64	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	43.807%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There are two prior child support liens against the borrower xx and xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX. The amount of the lien is not mentioned on the supportive document.
The Xst and Xnd installments of county taxes for XXXX-XXXX were due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current xxis $3,284.64 with an interest rate of 6.875%. The current UPB reflected as per the tape is $497,707.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $497,707.49.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 5.33 years on the job as a manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan fails the compliance delivery and timing test for the CD dated xx/xx/XXXX. The document tracker is missing, and X business days were added to get the receipt date of xx/xx/XXXX, which is after the consummation date of xx/xx/XXXX."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxloan fails the qualified mortgage lending policy points and fees test due to fees charged of $xx exceeds the fees threshold of $xx by $X,XXX.XX.  The below fees were included in the test: xx xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $X,XXX.XX"
* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. This is an increase in fee of $XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a refinance, originated on xx/xx/XXXX, and the SOL is X years."
* xxloan fails the xxpublic guidelines) QM points and fees test due to fees charged of $xx exceeding the fees threshold of $xx by $X,XXX.XX.  The below fees were included in the test: xx xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $X,XXX.XX"
																																																																																							* Property is xxper the appraisal report, which is located at “XXXXXXXXXX - xx," the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “Ln#xx, XX” state that the manufactured home with serial # xx. xxtitle policy shows an exception for notice of manufactured home, installation on a foundation system recorded on xx/xx/XXXX in inst#xx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,923.42	09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,642.68	6.125%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	796	795	50.767%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,870.31 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,642.68 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $922,522.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $922,522.99.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 year on the job as a medical staff member at the xx, BWR1 had 1.33 years on the job as a medical staff member with xx.
BWR2 has 15.5 years on the job as a financial analyst at the xx, BWR2 receives VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX, reflects cash to the borrower xx,XXX.XX."
* xxloan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines (xxshow this loan is uninsurable. This loan needed entitlement to be restored to qualify for the loan amount. xxcondition remains on the file, and an assumption was performed instead of the departing xxmax loan amount without entitlement restored is $xx The auditor reviewed the loan as being assumed instead of paid in full. The new borrower on the assumption is not a veteran, so the entitlement cannot be restored until the loan is paid in full. The loan exceeds the allowable amount by $xx Further details not provided."
* MI, xxmissing and required (xxloan guarantee certificate is missing from the loan documents."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,400.05	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,903.02	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	651	49.990%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active prior civil judgment against the borrower, xx, in favor of xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The annual county taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $3,903.02 with an interest rate of 6.500%. The current UPB reflected as per the tape is $596,721.69.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $596,721.69.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE as a real estate agent for 15.75 years.
BWR2 has 4.83 years on the job as an admin associate with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxtape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXxx, with a sales price of $XXXK, is closest to the subject property. Redfin search shows an estimated value of $XXXK. Current UPB is $XXXK."	* Missing or error on the xxrate lock agreement signed by the borrower xx."
* xxsettlement services provider list is missing from the loan documents."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx.XX%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$75.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,265.41	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	811	Not Applicable	28.511%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. No active judgments or liens have been found. The annual installment of county taxes for XXXX has been paid in the amount of $XX.XX on xx/xx/XXXX. The annual installment of county taxes for XXXX is due in the amount of $XX.XX on xx/xx/XXXX. The annual water/sewer charges for XXXX have been delinquent in the amount of $XX.XX, which was due on xx/xx/XXXX.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current xxis $2,265.41 with an interest rate of 7.375%. The current UPB reflected as per the tape is $325,959.91.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $325,959.91.
The loan has not been modified since origination.
As per the tape data, the subject property is owner-occupied.
The appraisal report is as is, and the photo addendum shows no flooring in the study room. The estimated cost of repairs is $2,500. The final 1004D showing the completion of repairs is missing from the loan documents. No evidence is available to confirm the current status of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xxyears.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows a revised DTI of XX.XX%. Further details are not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been xxyears, FICO XXX, and $XXK equity in the subject."	* Appraisal incomplete (xx) (xxappraisal report is as is, and the photo addendum shows no flooring in the study room. The estimated cost of repairs is $X,XXX. The final XXXXD showing the completion of repairs is missing from the loan documents. The final CD does not reflect any escrow holdback."
* xxloan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase the X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. The loan estimate dated xx/xx/XXXX reflects an xx.XX. xxdated xx/xx/XXXX reflects an xx,XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

																																																																																							The subject loan is a purchase, originated on xx/xx/XXXX, and the SOL is X year."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,974.41	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,336.12	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	39.275%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, N.A.
There is one civil judgment against the borrower, xx, in favor of xx, in the amount of $X,XXX.XX, which was recorded on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school charges for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $2,336.12 with an interest rate of 7.125%. The current UPB reflected as per the tape is $343,607.61.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $343,607.61.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.16 years on the job as a registered nurse with xx. BWR had multiple jobs in the last 2 years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxreport in the file is as-is. The improvement section shows the stove and dishwasher need to be installed. The estimated cost to cure is not available in the loan file. XXXXD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* xxfailed XX delivery and timing test for revised CD dated xx/xx/XXXX. Document tracker is available and the receipt date of xx/xx/XXXX which is less than X business days before consummation."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* xxloan failed the higher-priced mortgage loan test (xx)(xx)); an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx), and (xx). The loan failed the QM safe harbor threshold test due to the APR calculated at X.XXX%, exceeds the APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$9,187.55	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,370.86	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	49.847%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, Page xx in the amount of $xx with xx.
There is an HOA lien against the subject property in favor of xx., which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
There is a xxjudgment against the subject property in favor of xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $2,370.86 with an interest rate of 4.875%. The current UPB reflected as per the tape data is $424,772.02.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $424,772.02.
Unable to determine the reason for the default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as an import manager with xx. Previously, BWR had 5.58 years on the job as a manager with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	2: Acceptable with xx	* Appraisal incomplete (xx) (xx) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects lender credit at $X.XX; the final CD dated xx/xx/XXXX reflects the lender at $X.XX. This is an increase of +$X.XX for a fee that has a X% tolerance test.
The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,669.55	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,055.79	6.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	32.845%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the details of the last payment received. The current xxis $5,055.79 with an interest rate of 6.999%. The current UPB is $750,262.26.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $750,262.26.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR qualified using the asset depletion program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxqualified the BWR on xxfrom a business sold in XXXX. Per the tape, continuance of income could not be established. Per the tax returns, the majority of the income has been received so the income will not continue for X years. xxcannot be determined. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is SE in multiple businesses. FICO XXX. $X.XXM in reserves and $XXXK equity in the subject property."	* Appraisal incomplete (xx) (xxshows the subject property’s listing history was not reported and adequately analyzed. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
* xxtape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXxx, with a sales price of $X.XM, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TILA Test Failed (xx)     "TRID total of payment disclosed on final CD as $X,XXX,XXX.XX. Calculated total of payments is $xx for an under disclosed amount of -$XXX.XX. The disclosed total of payments of $xx is not considered accurate due to it is understated by more than $XXX. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The initial LE dated xx/xx/XXXX does not reflect points - loan discount fee. The final CD dated xx/xx/XXXX reflects points - loan discount fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,537.57	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,029.91	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	11.354%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $2,029.91 with an interest rate of 6.875%. The current UPB reflected as per the tape data is $305,784.78.	Collections Comments:The current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $305,784.78.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR qualified using 12 months of business bank statements.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxshows e-sign documents following mailbox delivery incorrectly included Sunday in the rescission (xx) period, which would have allowed the CD to be generated on the same day the LE was considered delivered. Review of the file does not indicate that the CD was generated on the same day as the LE, and xxdid not fail the delivery and timing test. Further details not provided."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,937.41	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,598.50	9.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	790	Not Applicable	36.593%	First	Final policy	Not Applicable	Not Applicable	09/18/2024	$309,302.00	Not Applicable	7.530%	$2,169.04	11/01/2024	Change of Terms	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $2,169.04 with an interest rate of 7.530%. The current UPB reflected as per the tape is $302,937.02.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $302,937.02.
xxis unable to be determined.
As per the loan documents, the loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
BWR receives VA compensation and retirement income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The loan modification agreement was signed between the borrower, xx. Jones, and the lender, xx., with an effective date of xx/xx/2024. The new modified unpaid principal balance is $309,302.00. The modified monthly xxis $2,169.04 with an interest rate of 7.530% starting on xx/xx/2024. The maturity date is xx/xx/2054. There are no deferred balances and the principal forgiven balance. The loan has been modified once since origination.		xx	3: Curable		* xxis xxshows the subject loan is a non arm’s length transaction involving a newly constructed home previously owned by the borrower’s father."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,713.46	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,745.42	6.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	786	27.860%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst & Xnd installments of combined (xx) taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX & xx/xx/XXXX.
The Xst & Xnd installments of combined taxes for XXXX are due in the total amount of $xx on xx/xx/XXXX & xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $7,361.05 with an interest rate of 6.75%. The current UPB reflected as per the tape data is $1,029,868.62.
Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is $1,029,868.62.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has been an SE for 7.91 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows incorrect SOFR causing MDIA issues / corrected by secondary on xx/xx/XXXX. Further details are not required."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$6,537.55	$16,964.80	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,497.66	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	15.911%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are two civil judgments against xxfavor of the xx, which were recorded on xx/xx/XXXX in the total amount of $XX,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX, respectively.
The annual installment of county taxes for XXXX is delinquent in the amount of $X,XXX.XX, which is good through xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $6,497.66 with an interest rate of 6.500%. The current UPB reflected as per the tape is $988,905.45.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $988,905.45.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR was qualified using the 12-month business bank statement loan program.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxloan fails the qualified mortgage lending policy points and fees test due to fees charged of $xx exceeding the fees threshold of $xx by $XX,XXX.XX. The below fees were included in the test: xxpaid by Borrower: $xx xxpaid by Borrower: $xx
xxpaid by Borrower: $X,XXX.XX

The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by X.XXX%."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$xx for charges that cannot increase. xxincrease in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on xxdated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $XX,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X. This is decrease of +$xx for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents.

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxproceed is missing from the loan documents."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,626.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,950.01	6.499%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	773	746	22.950%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior mortgage against the subject property in favor of “xx, a California nonprofit religious corporation,” which originated on xx/xx/XXXX in the amount of $xx and was recorded on xx/xx/XXXX.
The first and second installments of county taxes for XXXX/XXXX are due in the amount of $xx on xx/xx/XXXX.
The first and second installments of supplemental county taxes for XXXX/XXXX are due in the amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of supplemental county taxes for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $3,950.01 with an interest rate of 6.499%. The current UPB reflected as per the tape is $622,143.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $622,143.66.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has 1 month on the job as a vice president with xx. Previously, BWR1 had 3.33 years in the same line of work.
BWR2 has 6.66 years on the job as a field representative with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx Transmittal (xx)	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X month on the job as a vice president with xx, FICO XXX, and $XXXK equity in the subject."	* Missing or error on the xxrate lock agreement signed by the borrower xx." * Transmittal (xx) is xxfinal transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,451.00	08/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,741.60	5.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	44.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX/XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,308.29 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,741.60 with an interest rate of 5.999%. The current UPB is $287,251.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $287,251.85.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.16 years on the job as a maintenance supervisor at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,883.98	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,713.83	6.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	773	Not Applicable	31.816%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a certificate of sale for an unpaid municipal lien (#xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX. This certificate of unpaid municipal lien has been redeemed on xx/xx/XXXX.
The annual installment of utilities/MUD charges for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xst, Xnd, and Xrd installments of town taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
The Xth installment of town taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $2,713.83 with an interest rate of 6.375%. The current UPB reflected as per the tape is $420,029.96.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $420,029.96.
Unable to determine the reason for the default.
As per the seller’s tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.75 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxshows the appraisal report used on the subject loan is a transferred appraisal, and the LO used on the subject loan intentionally overstated the subject property value. The date of the prior sale or transfer is xx/xx/XXXX in the amount of $XXXxxsubject's appraised value on xx/xx/XXXX was $XXXxxsubject has received no significant upgrades or repairs. The property analysis report from HouseCanary is not supported. Redfin search shows an estimated value of $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,661.78	$9,039.82	09/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,040.61	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	49.874%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a state tax lien against the borrower xx, xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst and Xnd installments of combined taxes for XXXX were due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of combined taxes for XXXX have been delinquent in the total amount of $X,XXX.XX, which is good through xx/xx/XXXX.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,179.15 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,040.61 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $657,706.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $657,706.01.
As per the collection comment dated xx/xx/2025, the RFD is curtailment of income.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
BWR has 31 years on the job as a maintenance supervisor with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxmiscalculated rental income. xxis XX.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx, FICO XXX, $X,XXX residual income, $XX.XK in reserves and $XXK equity in the subject property."	* Assets do not meet guidelines (xxshows assets are insufficient for closing. Bank statements in the file show $XXK; gift assets verified of $XK supported by a gift letter satisfy the cash-to-close requirement of $XXK at closing. Further details not provided."
* xxinitial XXXX signed by the loan originator is missing from the loan files."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,327.68	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,656.65	6.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	49.291%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
The first installment of the annual combined taxes for XXXX was paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $4,656.65 with an interest rate of 6.999%. The current UPB, reflected as per the tape data, is $684,601.95.	Collections Comments:The current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $684,601.95.
Unable to determine the reason for the default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 7.50 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows SE income miscalculation. xxis XXX%. Further details not provided. Lender defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE for X.XX years at xx, FICO XXX, and $XXXK equity in the subject."	* Appraisal incomplete (xx) (xxreport is subject to inspection of the source of seepage in the basement. The estimated cost of repairs is not available. XXXXD, or the inspection report by the licensed professional is missing from the loan documents."
* xxloan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects points—loan discount fee at $XX,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired.

The TRID total of payment disclosed on the final CD is $X,XXX,XXX.XX. The calculated total of payments is $xx for an under-disclosed amount of -$X,XXX.XX. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $XXX."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,587.81	8.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	801	801	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $1,587.81 with an interest rate of 8.500%. The current UPB reflected as per the tape is $204,527.51.

Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The UPB is $204,527.51.
Unable to determine the reason for default.
As per the seller’s tape, the subject property occupancy is stated as an investor.
The appraisal report is as is, and the comment addendum shows the minimal repairs to building components/mechanical systems and cosmetic repairs. The estimated cost of repairs is not available.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Appraisal incomplete (xx) (xxappraisal report is as is, and the comment addendum shows the minimal repairs to building components/mechanical systems and cosmetic repairs. The estimated cost of repairs is not available. XXXXD is missing from the loan document, and the final CD does not reflect the escrow holdback."
																																																																																							* Loan does not conform to program guidelines (xxsubject was approved as NOO using DSCR method on X/XX/XX. Tape shows the BWR rented out the subject property to family members in violation of lender guidelines. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,950.26	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,089.70	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	784	49.613%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $3,089.70 with an interest rate of 6.125%. The current UPB tape data is $502,922.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB as per tape is $502,922.58.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 14.58 years on the job as a shipping supervisor of stone fruit with xx.
BWR2 and BWR3 receive social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfails xxpublic guidelines) QM points and fees test due to fees charged of $xx exceeds the fees threshold of $xx by $X,XXX.XX.  The below fees were included in the test: Funding, Wire, or xxpaid by borrower: $XX.XX xxpaid by Borrower: $xx xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $XXX.XX

The loan fails the qualified mortgage lending policy points and fees test due to fees charged of $xx exceeds the fees threshold of $xx by $X,XXX.XX.  The below fees were included in the test: Funding, Wire, or xxpaid by borrower: $XX.XX xxpaid by Borrower: $xx xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $XXX.XX"
* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject approved at XX.XX%. Tape shows borrower not employed at time of closing. xxis XXX.XX%. Further details not provided. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has XX.XX years on the job as a shipping supervisor of stone fruit with xx. BWRX and BWRX receive social security income, FICO XXX, and $XXK equity in the subject."
* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points—loan discount fee at $XX,XXX.XX. xxdated xx/xx/XXXX reflects points—loan discount fee at $XX,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,823.11	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,495.47	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	765	Not Applicable	49.200%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, Page xx, in the amount of $xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $1,495.47 with an interest rate of 6.500%. The current UPB reflected as per the tape is $228,870.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $228,870.43.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property occupancy is stated as an investor.
BWR has 3.41 years on the job as a nurse at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxsubject loan was approved as NOO at XX.XX%. The tape shows misrepresentation of BWR's income and employment. The revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a nurse at xx. FICO XXX, $XXXK equity in the subject, and $xx residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,943.85	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,360.51	9.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	33.152%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current xxis $3,360.51 with an interest rate of 9.875%. The current UPB is $383,987.85.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $383,987.85.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified using a 12-month bank statement.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxshows the initial LE dated xx/xx/XXXX (xxwas not provided to the borrower xx."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% and charges that in total cannot increase more than XX% tolerance test due to loan failed xxdelivery and timing test. xxdated xx/xx/XXXX and delivered on xx/xx/XXXX, which is less than the seventh business day from the consummation date of xx/xx/XXXX.  This loan failed the written list of service providers disclosure date test, as the written list of service providers is less than the seventh business day from the final closing disclosure on xx/xx/XXXX.   This loan failed the initial loan estimate delivery date test, as the initial LE is less than the seventh business day from the final closing disclosure on xx/xx/XXXX.

Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at XX.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx)."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Critical	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,270.74	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,415.50	7.740%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	47.562%	First	Final policy	Not Applicable	Not Applicable	09/23/2024	$616,930.00	Not Applicable	6.116%	$3,744.94	11/01/2024	Change of Terms	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual county taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $3,744.94 with an interest rate of 6.116%. The current UPB reflected as per the tape is $606,516.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $606,516.65.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as a project manager with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Subject is a construction-to-permanent loan. The modification agreement was made between the borrower, xx. Sagoo, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $616,930.00. The monthly xxis $3,744.94 with an interest rate of 6.116% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount.	Missing or error on the xx xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows BWR obtaining a new job prior to loan modification, and the revised DTI is XX.XX%. Further details not provided. Lender defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a project manager with xx, FICO XXX, $XXK equity in the subject, and $X,XXX residual income."	* xxloan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. The loan fails the compliance delivery and timing test for the CD dated xx/xx/XXXX. The document tracker is missing, and X business days were added to get the receipt date of xx/xx/XXXX, which is after the consummation date of xx/xx/XXXX."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TILA finance charge test. The finance charge disclosed on the final CD is $X,XXX,XXX.XX. The calculated finance charge is $xx for an under disclosed amount of -$XX,XXX.XX. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.
 The TRID total of payment disclosed on the final CD is $X,XXX,XXX.XX. The calculated total of payments is $xx for an under disclosed amount of -$XX,XXX.XX. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $XXX."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the xxdated xx/xx/XXXX reflects a xx,XXX.XX. This is an increase in fee of $xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
 TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects xx.XX; the final CD dated xx/xx/XXXX reflects Lender at $XXX.XX. This is a decrease of +$XXX.XX for a fee that has a X% tolerance test.

The subject loan is a refinance, originated on xx/xx/XXXX, and the SOL is X years."
* xxloan fails the xxpublic guidelines) QM points and fees test due to Fees charged (xx) exceed the fees threshold of $xx by $XXX.XX.  The below fees were included in the test: xxpaid by Borrower: $xx xxpaid by Borrower: $X,XXX.XX"
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxmissing or unexecuted (xxright of rescission is missing from the loan documents."	* xxtest xxloan failed the higher-priced mortgage loan test (xx)(xx))an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx), and (xx). The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated, X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%. The loan fails the qualified mortgage lending policy points and fees test due to fees charged of $xx exceeding the fees threshold of $xx by $XXX.XX. The below fees were included in the test: xxpaid by Borrower: $xx xxpaid by Borrower: $X,XXX.XX"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,444.74	6.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	755	Not Applicable	19.655%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst, Xnd, and Xrd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Details of the last payment received are not available. As per tape, the current xxis $2,444.74 with an interest rate of 6.999%. The current UPB is $357,653.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $357,653.34.
Unable to determine the reason for the default.
As per the tape, the subject property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives other income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxshows the appraisal report used on the subject loan is a transferred appraisal, and the LO used on the subject loan intentionally overstated the subject property value. The date of the prior sale or transfer is xx/xx/XXXX in the amount of $XXXxxsubject's appraised value on xx/xx/XXXX was $XXXxxhas received no significant upgrades or repairs. A desk review report dated xx/xx/XXXX from HouseCanary shows an estimated value of $XXXxxsearch shows an estimated value of $XXXK. Current UPB is $XXXK."	* ATR - Unable to determine borrower's xxapproved at XX.XX%. File shows inconsistent income and losses for XXXX and XXXX. File is missing XXXX business tax returns. Lender defect. BWR is has multiple rental properties. FICO XXX. $XXXK equity in subject.
																																																																																								xx/xx/XXXX: SOL expired, we will downgrade exception to LVLX."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,573.47	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$965.18	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	767	Not Applicable	43.552%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a code enforcement lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,601.58 (xx), which was applied for the due date of xx/xx/2025. The current xxis $965.18 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $153,111.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $153,111.03.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on the job as a respiratory therapist at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxis NOO and approved at XX.XX%. Tape shows undisclosed debt. xxis XX.XX%. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has XX months on the job as a respiratory therapist at xx, FICO XXX, XXXX in the last XX months, $XXK equity in the subject, and $X,XXX residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,746.49	10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,301.39	6.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	748	45.684%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,595.30 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,301.39 with an interest rate of 6.000%. The current UPB is $375,413.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $375,413.05.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as an xx.
  Previously, BWR had 2.5 years on the job as a xx.
BWR2 has 6.33 years on the job as a senior xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows the lender did not document the appraisal report of REO properties supporting rental income used for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X month on the job as an xx, BWRX has X.XX years on the job as a senior xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,729.38	08/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,356.49	5.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	47.229%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are X prior IRS liens against the borrower xx, which were recorded on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX in the total amount of $XXX,XXX.XX. xxmentioned on supportive documents is inconsistent with the borrower's SSN.
There are X HOA liens against the subject property in favor of xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
There is a credit card judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
There is a prior state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
There is a state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst annual installment of utilities/MUD taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of utilities/MUD taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,790.17 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,356.49 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $221,337.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025.The current UPB is $221,337.71.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligations.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure sale is scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure sale was postponed. As per the servicing comment dated xx/xx/2025, the foreclosure sale was cancelled, and the case has been closed due to reinstatement.
CCs do not show any damage.
No post-close bankruptcy record has been found.
As per servicing comment dated xx/xx/2025, the subject property is owner occupied.
BWR has 11.41 years on the job as an auto worker with xx.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure sale was postponed. As per the servicing comment dated xx/xx/2025, the foreclosure sale was cancelled, and the case has been closed due to reinstatement. Further details not found.
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx xx xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxproperty is a new construction. The appraisal report is subject to the completion of new construction. The estimated cost of construction is not available. xxreport is missing from the loan documents. The final CD does not reflect the escrow holdback."	* Loan does not conform to program guidelines (xxtape shows automatic calls, emails, and letters sent to the borrower xx on XX/XX/XX. Further details not provided. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX.

Tape shows the appraisal was expired prior to closing, and recertification was not logged into xxbefore closing. Further details not provided."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxloan failed the qualified mortgage safe harbor threshold test due to the calculated APR of X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The initial LE dated xx/xx/XXXX does not reflect points - loan discount fee. The final CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxloan failed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx)."
* xxborrower's intent to proceed is missing in loan documents."
* MI, xxmissing and required (xxinsurance certificate is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
* xxservice providers list is missing from the loan documents."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XXX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by xx,and its recommendation is approve/eligible with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,081.30	10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,474.73	5.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	51.029%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a UCC lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX.
There is a credit card judgment against the subject borrower in favor of xx, N.A., which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX are delinquent in the amount of $XX.XX, which is good through xx/xx/XXXX.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,877.11 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,474.73 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $261,669.07.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $261,669.07.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has one year on the job as a pipefitter with xx. Additionally, BWR has been SE as a pipefitter for 9.25 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows that the FHA case number features an incorrect county code, which cannot be corrected as it was issued by the xx, while the new county code pertains to xxupdates to the county code are not permitted, and the loan is not insured."
* MI, xxmissing and required (xxinsurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$430.73	11/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$857.29	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	43.047%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the amount of $xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX, respectively.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX, respectively.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,023.64 (xx), which was applied for the due date of xx/xx/2025. The current xxis $857.29 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $129,945.52.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $129,945.52.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.83 years on the job as a development associate with xx. Additionally, BWR has 6 years on the job as an associate with xx. Crew.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxtape shows the subject is co-op property, and the DMI is not approved for co-ops. Further details not provided. The subject originated on xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$1,791.26	$1,780.97	11/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,083.77	7.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	49.124%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is one active prior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
The annual county taxes for XXXX have been paid in the amount of $XX.XX on xx/xx/XXXX.
The annual county taxes for XXXX are delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.
The annual city taxes for XXXX are to follow.
The annual school taxes for XXXX have been partially paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual school taxes for XXXX and XXXX are delinquent in the total amount of $X,XXX.XX, which is good through xx/xx/XXXX.
The annual utilities/MUD charges for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,406.66 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,083.77 with an interest rate of 7.125%. The current UPB reflected as per payment history is $307,273.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $307,273.73.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a freight driver with xx. BWR had multiple jobs in the last 2 years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* Loan does not conform to program guidelines (xxtape shows the subject was downgraded due to excessive AUS runs. Further details not provided. The subject originated on xx/xx/XXXX."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,345.22	10/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,322.90	6.499%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	49.543%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a UCC lien against the borrower xx, which was recorded on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,555.33 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,322.90 with an interest rate of 6.499%. The current UPB reflected as per the payment history is $685,293.27.
As per the comment dated xx/xx/2024, the due dates were deferred from xx/xx/2023 to xx/xx/2024. As per the deferral agreement located at "xx" the payments were deferred from xx/xx/2024 to xx/xx/2024 in the total amount of $24,313.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $685,293.27.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the reason for default is the illness of the borrower’s family member.
As per the tape, the subject property is owner-occupied.

BWR has 1 year on the job as a respiratory therapy technician with xx. Previously, BWR had 4.33 years on the job as a respiratory therapist with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the MI company pulled for an audit, and it rescinded the MI coverage, which prompted an agency to report and buyback. Further details not provided. The subject originated on xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject approved at XX.XX%. Tape shows borrower switched jobs prior to closing. Further details not provided. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X year on the job as a respiratory therapy technician with xx, FICO XXX, and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,276.76	11/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$757.99	5.990%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	62.116%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,189.11 (xx), which was applied for the due date of xx/xx/2025. The current xxis $757.99 with an interest rate of 5.99%. The current UPB reflected as per the payment history is $126,424.88.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $126,424.88.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 22.83 years on the job as a sergeant with the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxfailed the loan origination fee test due to fees charged $X,XXX.XX exceeds the fees threshold of $X,XXX.XX over by +$X,XXX.XX. The below fees were included in the test: xxpaid by Borrower: $XX.XX xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $XX.XX."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase fee in the amount of +$X.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL is active."
* Loan does not conform to program guidelines (xxshows the loan could not be insured due to the loan amount being below $xx Further details not provided. Subject originated on xx/xx/XXXX."
* MI, xxmissing and required (xxguaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$18,778.03	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,648.15	7.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	772	776	40.252%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, a limited liability company.
There is an active prior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The annual installment of combined taxes for XXXX was paid in the amount of $xx on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,648.15, which was applied for the due date of xx/xx/2025. The current xxis $4,648.15 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $496,674.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $496,674.14.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The appraisal report dated xx/xx/2023 is subject to completion or repairs due to property improvement.
BWR1 has 3 years on the job as a deputy pilot at xx.
BWR2 has 8.08 years on the job as an attorney at xx, P.C.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx Missing or error on the xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxtape and file show the appraisal report was subject to the completion of renovation. The appraisal states the renovation is an addition with costs of $XXX,XXX. xx, or an engineer inspection report, is missing from the loan documents. Zillow search shows an estimated value of $X.XM. Current UPB is $XXXK."
* Guideline is missing (xxloan is manual underwritten. Reaching out to the seller for the guidelines."	* xxrider is missing from the loan documents."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase XX% tolerance test. xxdated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL is active."
* Credit report >XX days old at closing (xxreport > XX days old at closing."
* Loan does not conform to program guidelines (xxsubject loan closed as second lien renovation loan, and the tape shows the subject lien did not close with XX-month balloon payment term. The lender/investor is not able to call due on the subject loan, as the BWR is not willing to payoff the Xst mortgage with X% interest rate with xx. The subject loan was initially approved for being XX-month renovation loan and eventually closed as XX-year term mortgage. Further details not provided."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."	* xxloan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. xx/xx/XXXX: xxhas expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$495.56	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,097.63	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	48.348%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $5,097.63 with an interest rate of 6.500%. The current UPB, as per the tape, is $806,500.00.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $806,500.00.
As per the seller’s tape, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a xx. Previously, BWR had 9 years on the job as a technical program manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows BWR lost their qualifying job before closing and started new employment with non-borrowing spouse’s new company. Lack of stability of income. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X month on the job as a xx, FICO XXX, and $XXXK equity in the subject."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* XX TRID xxfailed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and Recording fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects the sum of xxfee at $X,XXX.XX. This is a cumulative increase of $XXX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$977.00	09/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$630.50	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	35.603%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a division of xx, F.A.
No active judgments or liens have been found.
The annual installment of city taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of city taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,075.18 (xx), which was applied for the due date of xx/xx/2025. The current xxis $630.50 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $126,925.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $126,925.30.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.75 years on the job as an operations processing specialist with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	2: Acceptable with xx	* xxloan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the pest inspection fee. xxdated xx/xx/XXXX reflects a pest inspection fee of $XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,011.69	09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$751.16	2.875%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	710	653	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a division of xx, F.A.
There is a junior mortgage against the subject property in favor of xx, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,289.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $751.16 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $159,537.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $159,537.62.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamlined refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* MI, xxmissing and required (xxguaranty certificate is missing from the loan documents."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the points—loan discount fee. xxdated xx/xx/XXXX reflects points—loan discount fee at $XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,299.38	09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$845.92	3.125%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	54.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx,XXX.XX with xx, a division of xx, F.A.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,648.62 (xx), which was applied for the due date of xx/xx/2025. The current xxis $845.92 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $170,999.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $170,999.14.
As per the collection comment dated xx/xx/2025, the reason for default is unemployment.
As per the collection comment dated xx/xx/2025, the subject property occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a xx. benefits analyst with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."	* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrowers income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was under-written by xx.XX%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,892.54	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,032.39	3.125%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a division of xx, F.A.
No active judgments or liens have been found.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,815.41 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,032.39 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $407,382.84.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $407,382.84.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The subject loan was approved as a streamlined refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* XX TRID Tolerance Test Failed (xx) "TRID Violation due to decrease in xxon xxdated xx/xx/XXXX. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx.XX. This is decrease of +$XXX.XX for fee which has X% tolerance test. The subject loan is a refinance case that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,668.48	10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,277.99	2.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	32.316%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a division of xx, F.A.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,379.85 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,277.99 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $267,635.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $267,635.00.
As per the tape data, the subject property occupancy is stated as an investor.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 32.08 years on the job as a plant clearance officer with the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx xx	xx	2: Acceptable with xx	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxmissing; loan has escrows (xxescrow account disclosure signed by the borrower xx."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,665.79	09/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$555.52	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	658	683	34.362%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a division of xx, F.A. No active judgments or liens were found. The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. The annual combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx on the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,582.26 (xx), which was applied for the due date of xx/xx/2025. The current xxis $555.52 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $116,133.35.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower xx on the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $116,133.35.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
As per the comment dated xx/xx/2025, the subject property was damaged due to the hailstorm disaster on xx/xx/2025. The claim is under $40xxper the comment dated xx/xx/2025, the loss draft check was received in the amount of $12,094.19. No status of repairs or completion.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 years on the job as a clerk with xx.
BWR2 has 0.66 years on the job as a jailer with xx. Previously, BWR2 had 2.91 years on the job as a security assistant with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	2: Acceptable with xx			* Cash out purchase (xxsubject loan is a purchase case. The final CD, dated xx/xx/XXXX, reflects cash to be in the amount of $XXX.XX." * MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$40,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,889.13	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	741	729	40.975%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, xxmortgage was re-recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage against the subject property, which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $xx with instrument #xx.
The annual installment of combined taxes for XXXX has been exempt on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,464.14 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,889.13 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $287,085.43.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $287,085.43.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 year on the job as a machine operator at xx. BWR1 had multiple jobs in the last 2 years.
BWR2 qualified using an offer letter as a classroom aide at xx. Previously, BWR2 had 5 months on the job as a classroom aide at xx, and prior to that, BWR2 had 3.16 years on the job as an account analyst at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxincluded OT and bonus for xx. xxcannot be determined. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.X years, BWR X is employed with xx, FICO XXX."
																																																																																								* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to the borrower xx.XX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$18.61	$2,130.27	10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,235.03	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	721	49.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
Parcel # xx
The first and second installments of county taxes for XXXX and XXXX were paid in the total amount of $XX.XX on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
The second installment of county taxes for XXXX has been delinquent in the total amount of $XX.XX, which was good through xx/xx/XXXX.
Parcel #xx
The first and second installments of county taxes for XXXX and XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,593.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,235.03 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $187,201.16.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $187,201.16.
Tape shows bathroom leaks not repaired prior to closing. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
BWR1 has 5 months on the job as a travel nurse with xx. Previously, BWR1 had 1.16 years on the job as a nurse at xx, and prior to that, BWR1 was a student at xx.91 years.
BWR2 receives notes receivable installment income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxshows bathroom leaks were not repaired prior to closing. Appraisal report completed as As-Is and photo addendum does not show any leaks on bathroom. Zillow search reflects an estimated value of $XXXxxcurrent UPB is $XXXK."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,617.72	10/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,360.25	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	765	39.869%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,744.46 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,360.25 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $805,837.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $805,837.61.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a chief marketing officer with xx. BWR had multiple jobs in the past 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxshows TRID issues due to the LE and initial CD sent on the same date. Further details not provided. File shows the loan did not fail any TRID time and delivery violation tests."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,621.44	10/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,430.95	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	779	49.927%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are X prior credit card judgments in favor of xx, which were recorded on different dates in the total amount of xx
There is a UCC lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX.
The Xst installment of county taxes for XXXX/XXXX is due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,966.52 (xx), which was applied for the due date of xx/xx/2025. The current xxis $7,430.95 with an interest rate of 7.25%. The current UPB reflected as per the payment history is $1,066,441.96.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $1,066,441.96.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 15.58 years at xx, dba xx
BWR2 has 15.58 years on the job as a manager with xx., dba xx
BWR3 has 1.5 years on the job as a campaign manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (xxshows the subject loan has no defect, and the loan is aged and unsalable. Further details not provided. Subject originated X/X/XX, XXXX last XX months."
* Missing or error on the xxrate lock agreement signed by the borrower xx."	* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the appraisal review fee. xxdated xx/xx/XXXX reflects an appraisal review fee of $XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,781.44	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,268.82	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	49.918%	First	Final policy	Not Applicable	Not Applicable	06/04/2024	$283,013.80	Not Applicable	3.375%	$1,075.25	07/01/2024	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are two UCC liens against the subject property in favor of xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX.
There is an active PACE lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	As per the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $1,075.25. As per tape, the current interest rate is 3.375% and the UPB is $278,449.91. The due dates were advanced from xx/xx/2023 to xx/xx/2025. As per the modification, the payments were due on xx/xx/2024.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $278,449.91.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx, xx, and xxlender xxdba xxon xx/xx/2024. As per the modified term, the new principal balance is $283,013.80. The monthly xxis $1,075.25 with an interest rate of 3.375% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows miscalculation of social security income. xxis XX%. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR receives social security income, FICO XXX, $XXXK equity in the subject and $X,XXX residual income."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx.XX%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,551.55	09/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,303.64	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	48.905%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are X prior civil judgments against the subject borrower in favor of the xx, assignee of xx., which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
The annual installment of county taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,856.40 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,303.64 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $226,771.37.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $226,771.37.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 1.58 years on the job as a server at xx. Previously, BWR had 6 months on the job as a server with xx. Additionally, BWR receives social security and tip income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxdid not include the full tax amount in xx.XX%. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.X years, FICO XXX, $X,XXX residual income, XXXX since inception and $XX.XK equity in the subject property."	* Missing or error on the xxlock agreement signed by the borrower xx."	* Cash out purchase (xxsubject loan is a purchase case. xxdated xx/xx/XXXX reflects cash to in the amount of $XXX.XX."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$18,523.78	10/30/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,009.88	6.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	30.801%	First	Short Form Policy	Not Applicable	Not Applicable	04/06/2023	$1,161,698.59	Not Applicable	6.125%	$7,451.39	05/01/2023	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an IRS lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
There is a credit card judgment against the borrower xx xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
There is a hospital lien against the borrower xx, aka xx, which was recorded on xx/xx/XXXX.
The Xst, Xnd, and Xrd installments of town taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
The Xth installment of town taxes for XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
The Xst and Xnd installments of town taxes for XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $11,237.94 (xx), which was applied for the due date of xx/xx/2025. The current xxis $7,451.39 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $1,111,962.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $1,111,962.06.
As per the collection comment dated xx/xx/2024, the reason for the default is servicing problems.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
As per the collection comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure was closed due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
BWR has 11.5 years on the job as a managing director with xx.
Foreclosure Comments:As per the collection comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. The complaint was filed on xx/xx/2024. As per the collection comment dated xx/xx/2024, the foreclosure was closed due to reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. Boyd, and the lender, xxd/b/a xx, on xx/xx/2023. As per the modified term, the new principal balance is $1,161,698.59. The monthly xxis $7,451.39 with an interest rate of 6.125% beginning on xx/xx/2023 and a maturity date of xx/xx/2049. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx	3: Curable	* Loan does not conform to program guidelines (xxseller's tape data shows the loan was repurchased from the investor due to the Xst payment default and delinquency greater than XX days. The borrower xx. The loan has now been current for XX months and is due on xx/xx/XXXX. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $X,XXX,XXX.XX."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* xxloan fails the prohibited fees test.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX"
																																																																																								* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect points - loan discount fee. xxdated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. The loan estimate dated xx/xx/XXXX reflects an appraisal fee of $XXX.XX. xxdated xx/xx/XXXX reflects an appraisal fee of $X,XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,400.80	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,103.67	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	653	718	43.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,441.44 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,103.67 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $166,851.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $166,851.90.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as a store manager at xx. Previously, BWR1 had 5.58 years on the job as a salesperson at xx.
BWR2 has 1.58 years on the job as an office assistant at the xx, BWR2 had 2.16 years on the job as a security officer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																							* xxshows the property was sold below market value as a deed-restricted property; LTV based on sales price is XX%, while the appraisal reflects full market value. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows BWRX was not employed at closing. xxis XX.XX%. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X month on the job as a store manager at xx. BWRX has X.XX years on the job as an office assistant at the xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,823.81	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,047.76	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	812	804	35.237%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $3,048.00 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $469,900.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the first payment date is xx/xx/2025. The current UPB reflected as per the payment history is $469,900.00.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 29.33 years on the job as a senior inside sales representative with xx.
BWR2 has 2 months on the job as a driver with xx. Previously, BWR2 had 1.41 years on the job as a driver with xx. Prior to that, BWR2 had 4.58 years on the job as a dispatcher with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxshows the loan fails QM points & fees test. Further details not provided. xxresult shows the loan failed QM point & fees test failed."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.  Loan estimate dated xx/xx/XXXX does not reflect points—the loan discount fee. CD dated xx/xx/XXXX reflects points—loan discount fee at $XXX.XX. Loan estimate dated xx/xx/XXXX does not reflect buydown/subsidy fee. CD dated xx/xx/XXXX reflects buydown/subsidy fee at $X,XXX.XX.
This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase case originated on xx/xx/XXXX, and the X-year SOL is active."
* xxloan fails the xxpublic guidelines) QM points and fees test due to fees charged $xx exceed the fees threshold of $xx by $XXX.XX.  The below fees were included in the test: xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $XX.XX xxpaid by Borrower: $XXX.XX

The loan fails the qualified mortgage lending policy points and fees test due to fees charged, $xx exceed the fees threshold of $xx by $XXX.XX.  The below fees were included in the test: xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $XX.XX xxpaid by Borrower: $XXX.XX"
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."		* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as 9/XX/2025. The notary's signature date on the mortgage/deed of trust is 9/XX/2025. Note the date is 9/8/2025."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,331.14	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,096.70	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	39.702%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installment of county taxes for XXXX/XXXX was paid in the amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,276.06 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,096.70 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $581,427.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $581,427.40.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR 1 has 2.83 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxtape shows the loan fails HPML test due to APR exceeds threshold of X.XX%. Further details not provided. xxresult shows the loan failed HPML test."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* xxtest xxloan failed the higher-priced mortgage loan test (xx)(xx)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx), and (xx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,497.00	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,483.71	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	45.338%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,545.79 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,483.71 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $633,777.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $633,777.64.
As per the comment dated xx/xx/2025, the reason for the default is a payment dispute.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1 month on the job as a manager at xx. Additionally, BWR has been SE for 3.08 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxtape shows the credit expired and the AUS recommendation to "intermediate." Further details not provided. xxreport in the file shows a risk recommendation of approve/eligible at DTI of XX.XX%. The subject loan originated on xx/xx/XXXX, FICO XXX."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																							* Property type is inconsistent with the tape (xxtype is inconsistent with the tape."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,781.00	10/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,697.77	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	685	709	26.256%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx. No active judgments or liens have been found. The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,077.22 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,697.77 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $248,399.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $248,399.50.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged due to hail on xx/xx/2025, and the borrower xx on xx/xx/2025. The loss draft check document is located at "xx". As per the owner's affidavit document located at "xx" the repairs have been completed. Further details are not provided.
BWR1 has been SE for 34.08 years at xx, BWR1 receives social security income.
BWR2 has 9 years on the job as a registered nurse at xx. xx, BWR2 has 2.66 years on the job as a registered nurse at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx Transmittal (xx)	xx	3: Curable		* xxis missing. (xx) are available in the loan file. Further details not provided. The subject loan originated on xx/xx/XXXX, FICO XXX." * Missing or error on the xxlock agreement signed by the borrower xx." * Property type is inconsistent with the tape (xx) is xxtransmittal summary is missing from the loan documents."			Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,212.27	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,408.99	11/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,007.79	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	803	Not Applicable	49.883%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX.
The annual combined taxes for XXXX are due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,283.15 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,007.79 with an interest rate of 7.737%. The current UPB reflected as per the payment history is $287,955.49.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $287,955.49.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the document located at "xx" the subject property was damaged on xx/xx/2025, and all required improvements have been completed. Further details are not provided.
BWR has 1.83 years on the job as a lead strategy analyst with xx. Previously, BWR had 11.58 years on the job as a consumer product strategy analyst III with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxsubject was approved as NOO at XX.XX%. Tape shows lender used rental income from REO that was not supported by tax returns or leases. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a lead strategy analyst with xx, FICO XXX, and $XXK equity in the subject. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,217.75	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,071.89	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	39.684%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025 The last payment was received on xx/xx/2025 in the amount of $3,737.86 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,071.89 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $473,340.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $473,340.62.
As per the collection comment dated xx/xx/2024, the RFD is an excessive obligation.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a field technician at xx. Previously, BWR had 1.91 years on the job as a field technician with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the xxpublic guidelines) QM points and fees test due to fees charged of $xx exceed the fees threshold of $xx over by +$XXX.XX. The below fees were included in the test: xxpaid by Borrower: $xx xxpaid by Borrower: $XXX.XX.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of $xx exceed the fees threshold of $xx over by +$XXX.XX. The below fees were included in the test: xxpaid by Borrower: $xx xxpaid by Borrower: $XXX.XX."
																																																																																							* Loan does not conform to program guidelines (xxshows IPC on the subject loan exceeds X%. LTV is XX%. FCD reflects a seller credit of $xx a sales price of $xx and IPC is at X.XXX%."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,721.38	10/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,590.03	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	807	807	16.880%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, xxsubject mortgage was re-recorded on xx/xx/XXXX with instrument #xx. No active judgments or liens have been found. The annual installment of combined taxes for XXXX is due in the amount of $xx on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,793.15 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,590.03 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $236,091.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $236,091.50.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged on xx/xx/2025 due to water. There was interior damage to the bedroom and living area. The loss draft check in the amount of $xx was received on xx/xx/2025. The comment dated xx/xx/2025 states that the final check in the amount of $xx has been requested. The comment dated xx/xx/2025 states that all funds have been disbursed. As per the loss draft inspection report dated xx/xx/2025 located at “xx_xx,” 100% of repairs have been completed, including repairs of bedrooms, baths, closets, living rooms, hallways, family rooms, offices, kitchens, pantries, and toilet room.
BWR1 has 1.41 years on the job as a turnaround planner at xx. Additionally, BWR1 received social security income. Previously, BWR1 has been SE as a consultant for 1.75 years.
BWR2 receives social security income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxlock agreement signed by the borrower xx." * Property type is inconsistent with the tape (xxtype is inconsistent with the tape."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows the lender unable to verify the borrower's employment. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a turnaround planner at xx. Additionally, BWRX received social security income. BWRX receives social security income. FICO XXX, $XXXK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$62,311.34	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,978.76	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,632.19	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	40.364%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are two prior child support liens against the borrower xx and xx,” which were recorded on xx/xx/XXXX and xx/xx/XXXX. The amount of the lien is not available on the supporting documents.
There is a prior civil judgment against the borrower xx, an interinsurance exchange, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX-XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,306.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,632.19 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $423,347.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $423,347.33.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.75 years on the job as a caregiver with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Assets do not meet guidelines (xxtape indicates insufficient assets as required by xxbank statement shows an available balance of $X,XXX.XX, and the $XXK in gift funds does not meet the $XXK cash-to-close requirement. Gift letter for XXK is available on the loan file.The xxalso reflects a required cash to close of $XXxxdetails are not provided."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect transfer taxes. xxdated xx/xx/XXXX reflects transfer taxes at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/XXXX, and the X-years SOL is active."
																																																																																							* Missing or error on the xxsigned rate lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,372.43	09/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,805.42	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	780	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a division of xx
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,805.42 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,805.42 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $246,495.93.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $246,495.93.
As per the tape, the subject property occupancy is stated as an investor.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available. BWR is a legal entity, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows the loan was repurchased today due to xxpayment history shows that the payment for the due date of xx/xx/XXXX was made on XX/X/XX and the payment for the due date of xx/xx/XXXX payment was made on XX/XX/XX. Loan is DSCR investment and is now paid current. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,761.94	10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,076.84	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	49.981%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a division of xx
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst, Xnd, and Xrd installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,753.16 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,076.84 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $644,170.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $644,170.07.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.25 years on the job as a manager with xx. DBA Studio Beauty Salon. BWR is employed by the family member.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxis "xxloan fails the qualified mortgage lending policy points and fees test due to fees charged $xx exceed the fees threshold of $xx by $X,XXX.XX. The below fees were included in the test: xxpaid by Borrower: $xx xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $XXX.XX"
																																																																																							* xxfails. xxpublic guidelines) QM points and fees test due to fees charged $xx exceeds Fees threshold of $xx over by +$X,XXX.XX. The below fees were included in the test: xxpaid by Borrower: $xx xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $XXX.XX"	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows income and asset misrepresentation, and BWR paid MB financial debt without supportive documents of payoff. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a manager with xx. DBA Studio Beauty Salon. BWR is employed by the family member, FICO XXX, XXXX since inception, and $XXXK equity in the subject."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,114.51	10/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,039.39	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	798	790	22.272%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book #xx, page #xx, in the amount of $xx with xx, a division of xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,039.39 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,039.39 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $315,322.19.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $315,322.19.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 22.83 years on the job as a lead business analyst with the xx, BWR1 has been SE for 3.16 years at SPGAO. BWR2 has 6.08 years on the job as a cybersecurity staff engineer with xx. Additionally, BWR2 has been SE for 6.83 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows the lender did not document the HELOC loan payoff prior to closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has XX.XX years on the job as a lead business analyst with the xx, BWRX has X.XX years on the job as a cybersecurity staff engineer with xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject. ATR confirmed at time of review."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	11/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,942.43 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,437.87 with an interest rate of 6.67%. The current UPB reflected as per the payment history is $741,667.65.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $741,667.65.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the loan has been modified with an effective date of xx/xx/2025 and modified UPB is $741,981.34.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable			xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,887.90	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,408.68	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Verification of Stated Assets	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	24.111%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book #xx, page #xx, in the amount of $xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for XXXX, XXXX, and XXXX have been paid in the total amount of $xx on different dates.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $1,408.68 with an interest rate of 6.625%. The current UPB reflected as per the tape is $220,000.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $1,408.68 with an interest rate of 6.625%. The current UPB reflected as per the tape is $220,000.00.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR qualified using asset depletion income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. BWR sold a business and is started driving an UBER for X months. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR qualified using asset depletion income, FICO XXX, and $XXK equity in the subject."	* Loan does not conform to program guidelines (xxshows credit deficiency. Further details are not provided. Subject originated on xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,728.71	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	805	Not Applicable	38.125%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,115.29 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,728.71 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $393,745.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $393,745.80.
As per the tape, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the borrower xx. The date of loss is xx/xx/2025, and the borrower xx,819.55. As per the comment dated xx/xx/2025, all claim funds are received. The comment dated xx/xx/2025 states that all repairs are completed. No further information regarding damage/repairs was found in the comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for the default.
BWR has 17.33 years on the job as an engineer with the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the subject was closed without an appraisal report, closed using PDR, and the AUS report shows a hybrid appraisal inspection report is required on the loan. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The initial LE dated xx/xx/XXXX does not reflect the property data report fee. The final CD dated xx/xx/XXXX reflects the property data report fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,411.42	11/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,331.85	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	790	43.793%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,320.83 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,331.85 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $204,938.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $204,938.97.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.25 years on the job as a director of business development with xx.   BWR2 has 2.91 years on the job as a senior account manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows the lender omitted both the monthly HOA payment of $XXX.XX for the REO property and omitted the monthly child support payment of $XXX. xxis XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a director of business development with xx, BWRX has X.XX years on the job as a senior account manager with xx, FICO XXX, XXXX since inception, and $X,XXX residual income."	* Missing or error on the xxlock agreement signed by the borrower xx."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The initial loan estimate dated xx/xx/XXXX does not reflect a mortgage broker fee. The final CD dated xx/xx/XXXX reflects a mortgage broker fee of $X,XXX.XX.
The initial loan estimate dated xx/xx/XXXX does not reflect property data report fee. The final CD dated xx/xx/XXXX reflects property data report fee of $XXX.XX.
																																																																																								This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$13,832.02	10/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$7,689.13	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	49.976%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active DOJ lien against the borrower, xx, which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.
There is a prior IRS lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
There are three IRS liens against the borrower xx, which were recorded on different dates, in the total amount of $XXX,XXX.XX.
There is a prior civil judgment against the borrower xx., a corporation, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
There is a prior credit card judgment against the borrower xx, N.A., which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The annual installment of county taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
The annual installment of county taxes for XXXX was paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,689.13 (xx), which was applied for the due date of xx/xx/2024. The current xxis $7,689.13 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $986,340.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $986,340.31.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
Unable to determine the reason for the default.
xx, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx. xxwas discharged on xx/xx/2025.
BWR has 9 years on the job as a finance manager with xx.
Foreclosure Comments:Not Applicable
xx, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $1,700,000.00. The unsecured portion is $0.00. xxwas discharged on xx/xx/2025.	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxtape defect shows repurchase from xxdue to early payment default. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB reflected as per the payment history is $XXX,XXX.XX."
																																																																																							* Missing or error on the xxrate lock agreement is missing from the loan file."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,897.40	6.375%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	37.831%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a prior IRS lien against the borrower xx, in the amount of $xx which was recorded on xx/xx/XXXX.
There is one prior credit card judgment against the borrower xx,XXX.XX, which was recorded on xx/xx/XXXX.
Tax status to follow.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,676.27 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,897.40 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $334,133.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $334,133.62.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 28.16 years on the job as a server with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xx)	* xxloan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the Pennsylvania license validation test."
* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/XXXX, and the SOL is X year."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has XX.XX years on the job as a server with xx, FICO XXX, and $XXXK equity in the subject."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,633.32	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,177.05	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	49.954%	First	Final policy	Not Applicable	Not Applicable	02/01/2025	$667,169.99	Not Applicable	7.125%	$4,206.76	02/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, LTD.
There is an active UCC lien against the subject property in favor of XXXX, which was recorded on xx/xx/XXXX.
The first and second installments of county taxes for XXXX/XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX, respectively.
The annual installment of water/sewer charges is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,131.33 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,206.72 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $664,649.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $664,649.38.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the trial plan was offered to the borrower xx,198.27, which was effective from xx/xx/2024 to xx/xx/2025. As per the comment dated xx/xx/2025, the loan was modified.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1 month on the job as a XXXX at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is $667,169.99. The monthly xxis $4,206.76 with an interest rate of 7.125% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows BWR does not have sufficient income to support the monthly obligations. Rental income was insufficiently documented and miscalculated. xxis XX%. xxsubject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X month on the job as a XXXX at xx, FICO XXX, $XXXK equity in the subject, and $X,XXX residual income."	* Missing or error on the xxlock agreement signed by the borrower xx."	* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to in the amount of $XX.XX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,210.69	10/16/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,037.74	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	43.010%	First	Final policy	Not Applicable	Not Applicable	05/09/2024	$249,252.57	$4,400.00	3.125%	$894.26	06/01/2024	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are X credit card judgments against the borrower xx., and xxtotal amount of $X,XXX.XX recorded on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025. The current xxis $894.26 with an interest rate of 3.125%. The current UPB reflected as per the PH is $242,250.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the PH is $242,250.00.
As per the tape and comment dated xx/xx/2025, the reason for default is loss of job.
As per the comment dated xx/xx/2024, the subject property is owner occupied.
As per the comment dated xx/xx/2023, the foreclosure was initiated and the complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated.
The loan was modified on xx/xx/2024.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
BWR has 3.25 years on the job as an operator at xx.

Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated and the complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure was closed as the loan was reinstated.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $xx with the deferred balance of $4,400.00 and the interest-bearing principal balance of $244,852.57. The monthly xxis $894.26 with an interest rate of 3.1250% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no principal forgiven amount.	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxtape shows the appraisal certificate of completion is missing for the HUD certification/plate label. The file shows the appraisal certificate of completion is available for the HUD certification/plate label."
* Loan does not conform to program guidelines (xxper the seller’s tape, the first modified payment date is xx/xx/XXXX and the capitalized amount is $XX,XXX.XX. The loan was modified on xx/xx/XXXX. According to the tape as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB reflected as per the tape is $XXX,XXX.XX."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows income and debt miscalculation. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as an operator at xx. FICO XXX, $XXK equity in the subject."
* Missing or error on the xxlock agreement signed by the borrower xx."
* Property is xxper the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider attached with the recorded mortgage located at “Ln#xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx.XX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,404.55	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,040.45	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	725	704	34.684%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,821.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,040.45 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $581,361.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $581,361.34.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.33 years on the job as a recruiting manager at xx.
BWR2 has 5.25 years on the job as an employee relations HR with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxsubject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a recruiting manager at xx. BWRX has X.XX years on the job as an employee relations HR with xx. FICO XXX, XXXX since inception."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$13,039.36	10/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,764.14	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	35.432%	First	Final policy	Not Applicable	Not Applicable	02/01/2017	$335,714.16	Not Applicable	3.500%	$1,300.52	02/01/2017	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.J. xx.
There are X water, sewer, and utility liens against the subject property in favor of the xx, which were recorded on different dates in the total amount of $X,XXX.XX.
There is a civil judgment against the borrower xx,” which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $xx on xx/xx/XXXX and on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,676.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,300.52 with an interest rate of 3.50%. The current UPB reflected as per the payment history is $295,189.46, and the deferred amount is $1,269.66.
As per the deferment agreement dated xx/xx/2024, which is located at "xx", the servicer deferred payments in the amount of $1,269.66.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $295,189.46, and the deferred amount is $1,269.66.
As per the servicing comment dated xx/xx/2024, the reason for the default is excessive obligation.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comments dated xx/xx/2024, the borrower xx on a repayment plan.
The loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 13.83 years on the job as a ramp agent at xx.
BWR2 has 14.67 years on the job as an ops agent supervisor with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. xx, and the lender, xx, on xx/xx/2017. As per the modified term, the new principal balance is $335,714.16. The monthly xxis $1,300.52 with an interest rate of 3.50% beginning on xx/xx/2017 and a maturity date of xx/xx/2057. There are no deferred balances or principal forgiven amounts.	xx xx xx xx xx xx Missing or error on the xx xx xx	xx	4: Unacceptable	* xxrequired by guidelines (xxreport is missing from the loan documents." * xxis not active (xxout to seller to verify active MI status."	* Assets do not meet guidelines (xxshows a gift letter for $XK, and the source of funds is missing from the loan file. The bank statement in the file shows assets of $XXXK, and the cash-to-close requirement is $X,XXX. Subject loan originated on xx/xx/XXXX and FICO XXX."
* Loan does not conform to program guidelines (xxfile show credit documents such as an appraisal and all initial disclosures are missing. Further details not provided. Subject loan originated on xx/xx/XXXX and FICO XXX."	* Cash out purchase (xxsubject loan is a purchase case. xxdated xx/xx/XXXX reflects cash to in the amount of $X,XXX.XX."
* xxfailed per diem interest amount test due to fees charged $XXX.XX exceed fees threshold of $XX.XX over by +$XXX.XX."
* xxloan failed the xxtest as the final TIL is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxis missing from the loan documents."
* xxis missing. (xxcounseling disclosure is missing from loan documents."
* xxmissing; loan has escrows (xxescrow account disclosure is missing from the loan document."
* xxis xxis missing from the loan documents."
* xxis xxis missing from the loan documents."
* xxborrower's intent to proceed is missing from the loan documents."
* xxreport is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
* xxapplication signed by the loan originator is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
* Missing proof of hazard insurance (xxinsurance policy is missing from the loan documents."
* xxservice providers list is missing from the loan documents."
																																																																																								* xxmissing or unexecuted (xxtransfer disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,670.84	10/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,412.29	6.750%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	498	Not Applicable	26.843%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,017.17 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,412.29 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $213,717.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $213,717.31.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 22.83 years on the job as a store manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* xxinsurance is not active (xxtape shows the subject loan is not insured."	* xxfailed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase fee in the amount of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL is active."
* xxfailed the xxpublic guidelines) QM points and fees test due to fees charged $X,XXX.XX exceeds the fees threshold of $X,XXX.XX over by +$X,XXX.XX. The below fees were included in the test: xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $X,XXX.XX.  Loan failed qualified mortgage lending policy points and fees test due to fees charged $X,XXX.XX exceeds the fees threshold of $X,XXX.XX over by +$X,XXX.XX. The below fees were included in the test: xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $X,XXX.XX.  Loan fails xxrebuttable presumption test due to fees charged $X,XXX.XX exceeds the fees threshold of $X,XXX.XX over by +$X,XXX.XX. The below fees were included in the test: xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $X,XXX.XX."
* Loan does not conform to program guidelines (xxshows the credit report was expired prior to closing, and the recent credit report obtained reflects a score of XXX, which was below the minimum allowed limit of XXX. Further details not provided. Subject loan originated on xx/xx/XXXX."
																																																																																							* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."	* xxis "xxfailed the xxsafe harbor threshold test due to the APR calculated at X.XXX% and the comparison data of the APR threshold at X.XXX%, which is under variance by -X.XXX%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$923.70	Unavailable	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,604.70	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	49.965%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx, a corporation.
There is an active prior credit card judgment against the borrower xx, a federally insured state-chartered credit union, in the amount of $xx which was recorded on xx/xx/XXXX and renewed on xx/xx/XXXX.
There is an active prior civil judgment against the borrower xx., an Arizona corporation dba xx, in the amount of $xx which was recorded on xx/xx/XXXX and renewed on xx/xx/XXXX.
 The first installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
The loan originated on xx/xx/2025 and first payment date is xx/xx/2025. According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $1,604.70 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $229,500.00.	Collections Comments:According to the servicing comments, the current status of the loan is in foreclosure.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $229,500.00.
As per the collection comment dated xx/xx/2025, the reason for default was illness of the primary mortgagor.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure sale is scheduled for xx/xx/2026.  As per the collection comment dated xx/xx/2025, currently the foreclosure is on hold due to loss mitigation. Further details are not found.
No post-close bankruptcy record has been found.

BWR has been SE for 24.83 years at xx
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure sale is scheduled for xx/xx/2026.  As per the collection comment dated xx/xx/2025, currently the foreclosure is on hold due to loss mitigation. Further details are not found.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID Tolerance Test Failed (xx)     "TRID violation in charges that cannot increase the test due to an increase of fee in the final CD dated xx/xx/XXXX. xxdated xx/xx/XXXX xx,XXX.XX The final CD dated xx/xx/XXXX reflects xx,XXX.XX. This is a fee increase of +$X,XXX.XX for the X% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a refinance case that originated on xx/xx/XXXX, and the SOL is active."
																																																																																							* Loan does not conform to program guidelines (xxshows xxpayment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current xxis $X,XXX.XX with an interest rate of X.XXX%. The current UPB reflected as per the payment history is $XXX,XXX.XX."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,443.14	10/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$433.92	8.500%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	39.019%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active prior mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $433.92, which was applied for the due date of xx/xx/2025. The current xxis $433.92 with an interest rate of 8.500%. The current UPB reflected as per the payment history is $48,986.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $48,986.22.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 24.66 years on the job as an emergency medical technician at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Guideline is missing (xxis manual underwritten loan. Reaching out to the seller for the guidelines."	* Loan does not conform to program guidelines (xxper the seller's tape, "xxpayment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XX,XXX.XX."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$10,194.06	11/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$714.37	9.250%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	667	662	44.563%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is an active prior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The Xst and Xnd installments of county taxes for XXXX-XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $714.37, which was applied for the due date of xx/xx/2025. The current xxis $714.37 with an interest rate of 9.250%. The current UPB reflected as per the payment history is $76,046.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $76,046.54.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7 years on the job as a human resources officer at xx.
BWR2 has 6.83 years on the job as a teacher at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Guideline is missing (xxis manual underwritten loan. Reaching out to the seller for the guidelines."	* Loan does not conform to program guidelines (xxshows xxpayment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XX,XXX.XX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,490.78	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,982.03	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	790	Not Applicable	46.378%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,982.03 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,982.03 and the interest rate is 6.500%. The current UPB reflected as per the payment history is $622,958.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $622,958.33.
As per the seller’s tape, the property occupancy is stated as an investor.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.66 years on the job as a director of operations at xx. Additionally, BWR has been SE owning multiple businesses for 19.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the subject loan closed with an electronically signed note. Further details not provided. Subject originated on xx/xx/XXXX."
																																																																																							* xxtape and appraisal report show the appraisal failed to adjust properly for the comps, sale date, condition, age of properties, and physical dissimilarities to arrive at an appraised value of $XXXxxcomp #xx, with a sales price of $XXXK, is most similar to the subject property, however had a sale date XX months prior to the appraisal date and no time adjustment. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,893.00	10/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,398.44	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	728	31.095%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a prior criminal judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual taxes for the year XXXX are in the total amount of $X,XXX.XX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,728.89 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,398.44 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $218,207.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $218,207.31.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.41 years on the job as an assistant new home advisor with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed revised LE timing requirement test due to the revised LE and initial CD issued on the same date of xx/xx/XXXX."
* xxloan failed state regulations for xx."
* xxis missing. (xxcounseling disclosure is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (xxfile show the homebuyer education certificate is missing. BWR completed the homebuyer education certificate postclosing the loan."			Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$30.02	10/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,642.93	6.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	53.901%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX are due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,532.62 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,642.93 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $399,731.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $399,731.62.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.83 years on the job as a senior crew chief with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points—a loan discount fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
Loan failed charges in total cannot increase more than XX% tolerance test. xxdated xx/xx/XXXX reflects the sum of xxfees and recording fees at $XXX.XX. xxdated xx/xx/XXXX reflects the sum of xxrecording fee at $X,XXX.XX. This is a cumulative increase of $X,XXX.XX for charges that in total cannot increase more than XX%. COC for the increase in fee is missing from the loan documents.
The subject is purchase case originated on xx/xx/XXXX, and the X-year SOL is active."
* xxis missing. (xxcounseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (xxshows the subject does not qualify for manual underwriting, and AUS returned a Refer recommendation. Further details not provided."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
																																																																																							* xxsettlement service providers list is missing from the loan documents."	* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash in the amount of $XXXX.XX."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$282.86	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$832.94	7.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	556	Not Applicable	52.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual county taxes for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,110.03 (xx), which was applied for the due date of xx/xx/2025. The current xxis $832.94 with an interest rate of 7.250%. The current UPB reflected is $119,699.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected is $119,699.83.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.83 years on this job as a bus driver with xx. Additionally, BWR has 8.33 years on the job as a secretary with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxloan failed the xxcoverage conflict validation test due to the loan contains multiple disclosures, including a PCCD, and the data required for determining TILA coverage conflicts between the PCCD and the last disclosure given at or prior to consummation."
* Loan does not conform to program guidelines (xxsubject was closed with a new FHA case number XXX-XXXXXXX-XXX, and the appraisal report in the file had the old FHA case number XXX-XXXXXXX, and the lender did not order an appraisal with the new FHA case number."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* Property is xxper the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,158.74	10/14/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$912.71	3.490%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	44.425%	First	Short Form Policy	Not Applicable	Not Applicable	08/21/2025	$240,553.03	Not Applicable	3.490%	$930.44	10/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx., dba xx
There are two code enforcement liens against the subject property in favor of the xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX. Supportive documents do not reflect the lien amount.
There is an active junior UCC lien against the subject property in favor of xx, NA, which was recorded on xx/xx/XXXX.
There is a state tax lien against the borrower xx. Scott, xx, and the xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
There is a civil judgment against the borrower xx, a California corporation, et al., which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,456.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $930.44 with an interest rate of 3.490%. The current UPB reflected as per the payment history is $240,317.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $240,317.31.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. As per the servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to loss mitigation. Further details are not provided.
No post-close bankruptcy record has been found.
BWR has 12.33 years on the job as an executive secretary with xx. Additionally, BWR has 11.33 years on the job as a caregiver with xx.
Foreclosure Comments:As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. As per the servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to loss mitigation. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. Hayward, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is $240,553.03. The monthly xxis $930.44 with an interest rate of 3.490% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount.	xx	4: Unacceptable	* Number of units in the property is inconsistent with the tape (xx)	* Loan does not conform to program guidelines (xx). The modification agreement was made on xx/xx/XXXX."	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows an increase in DIT of XX.XX%. Further details not provided. The subject originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has XX.XX years on the job as an executive secretary with xx. Additionally, BWR has XX.XX years on the job as a caregiver with xx, FICO XXX, $XXK equity in the subject, and residual income of $X,XXX."
* XX TRID Tolerance Test Failed (xx)     "TRID violation due to decrease in lender credit on CD dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $XXX.XX. This is decrease of +$XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents.
The subject loan is refinance case originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower’s income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,714.55	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$875.83	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	48.596%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,180.46 (xx), which was applied for the due date of xx/xx/2025. The current xxis $875.83 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $129,259.23.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $129,259.23.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.58 years on the job as a business development specialist with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxshows the subject condo project is ineligible for sale to agencies due to critical repairs that are still incomplete. The subject loan closed without appraisal (xx), and the condo questionnaire shows the association has borrowed $X.XM for multiple repairs that are critical in nature. The repairs include, but are not limited to, roof repairs and replacement, garage roof repairs. An engineer inspection report by a licensed professional verifying the completion of repairs and structural integrity is missing from the loan documents. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."	* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,639.68	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,119.39	6.490%	300	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	55.060%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The Xst, Xnd, and Xrd installments of county taxes for XXXX/XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
The Xth installment of county taxes for XXXX/XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,519.13 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,119.39 with an interest rate of 6.490%. The current UPB reflected as per the payment history is $162,613.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $162,613.50.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1 month on the job as a behavioral health juvenile justice specialist with xx. BWR1 had prior employment experience as a juvenile specialist with xx.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Loan does not conform to program guidelines (xxfile show the AUS recommendation is refer and does not qualify for manual xxdetails not found. The subject was approved at XX%. Subject loan originated on xx/xx/XXXX, FICO XXX, and XXXX since inception."
																																																																																							* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,114.85	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,176.92	4.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	743	796	36.379%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,719.53 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,176.92 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $588,937.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $588,937.84.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.41 years on the job as an engineering manager with xx. Previously, BWR1 had 8.66 years on the job as a lead engineer with xx.
BWR2 has 3.83 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx xx xx	xx	3: Curable	* xxshows APR exceeded the APOR by X.XX% rendering the loan non-QM and ineligible for sale. Further details not provided. xxresults show the loan failed the APR test."
* Loan does not conform to program guidelines (xxshows the revised FICO of BWR could not be determined due to a credit freeze. Further details not provided."	* xxis "xxloan failed the QM safe harbor threshold test due to the APR being calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%. The loan failed the xxthreshold test due to the APR being calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%."
* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$XXX.XX. The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired.

The TRID total of payment disclosed on the final CD is $X,XXX,XXX.XX. The calculated total of payments is $xx for an under disclosed amount of -$XXX.XX. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $XXX. The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
* XX TRID xxis Incomplete (xx)     "The TRID tolerance test is incomplete due to xxinitial CD are missing from loan documents.

The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxloan failed xxpublic guidelines). xxtest is due to the APR being calculated at X.XXX%; it exceeds the APR threshold of X.XXX% by +X.XXX%."
* xxis missing. (xxcounseling disclosure is missing from the loan documents."
* Loan program disclosure missing or unexecuted (xxloan program disclosure is missing from the loan documents."
* xxinitial closing disclosure is missing from the loan documents."
* xxinitial loan estimate is missing from the loan documents."
* xxsettlement service providers list is missing from the loan documents."
																																																																																								* xxmissing or unexecuted (xxservicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,032.68	11/04/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,699.41	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	749	Not Applicable	16.520%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, INC.
No active judgments or liens have been found.
For xx
The first and second installments of county taxes for XXXX-XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first installment of county taxes for XXXX-XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
For xx
The first and second installments of county taxes for XXXX-XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first installment of county taxes for XXXX-XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,368.79 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,699.41 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $238,495.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $238,495.68.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement.
No post-close bankruptcy record has been found.
BWR has 6.9 years on the job as an owner with xx.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows repurchase xxloan is now current. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,486.52	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,669.07	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	36.477%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,489.79 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,669.07 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $267,313.28.
There is a large principal curtailment payment for the amount of $xx on xx/xx/2024. As per the comment dated xx/xx/2024, the borrower xx,000.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $267,313.28.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.75 years on the job as a vice president of legal and HR at xx. Additionally, BWR receives dividend income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows borrower was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a vice president of legal and HR at xx. Additionally, BWR receives dividend income. FICO XXX, XXXX since inception."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID Tolerance Test Failed (xx)     "TRID violation in charges that cannot increase the test due to the increase of the fee in the final CD dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX does not reflect points—loan discount fees. The final CD dated xx/xx/XXXX reflects xx,XXX.XX. This is a fee increase of $X,XXX.XX for the X% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents.
																																																																																								The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,491.44	11/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,135.02	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	46.744%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX is paid in the amount of $xx on xx/xx/XXXX.
The annual installment of utility charges for XXXX is paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utility charges for XXXX is delinquent in the amount of $X,XXX.XX as of xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,098.71 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,135.02 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $324,176.17.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $324,176.17.
Unable to determine the RFD.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.25 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$XXX.XX. The subject loan is a purchase that originated on xx/xx/XXXX, and the SOL is X year."
																																																																																							* Loan does not conform to program guidelines (xxshows the real estate agent on the subject loan is on the Freddie exclusionary list. Further details not provided."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,260.50	10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,041.19	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	771	51.196%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.X on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,928.43 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,041.19 with an interest rate of 6.490%. The current UPB reflected as per the payment history is $481,213.73.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $481,213.73.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.33 years on the job as a client relations manager with xx.
BWR2 has 4.58 years on the job as a sales account manager with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows the debt miscalculation, as the lender did not document payoff evidence of REO mortgage debt prior to closing. xxis XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a client relations manager with xx, and BWRX has X.XX years on the job as a sales account manager with xx, FICO XXX, $XXK equity in the subject, and $X,XXX residual income. ATR confirmed at time of review."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$846.62	11/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,895.10	6.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	42.051%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage that was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are X active prior judgments against the borrowers in favor of xx., an Idaho corporation, and xx, N.A, which were recorded on different dates in the total amount of $XX,XXX.XX.
There are X junior judgments against the borrowers in favor of different plaintiffs, which were recorded on different dates in the total amount of $XX,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,119.91 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,895.10 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $273,803.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $273,803.60.
As per the collection comment dated xx/xx/2025, the reason for the default is unemployment.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.58 years on the job as a quality assurance inspector at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows divorce buy out of property not supported. xxis not provided to support buy out specifications. File shows the subject loan is a refinance, and the property ownership was acquired through divorce from ex-spouse, who gave up the title right through a quitclaim deed on xx/xx/XXXX. Further details not provided. Subject originated on xx/xx/XXXX"	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxfails qualified mortgage lending policy points and fees test due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxfails xxpublic guidelines) QM points and fees test due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* Property is xxper the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider attached to the recorded mortgage located at “Ln#xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$801.85	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,552.75	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	720	Not Applicable	42.696%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is an active prior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The first installment of county tax for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The second installment of county tax for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,772.41 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,552.75 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $239,624.65.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $239,624.65.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 1.41 years on the job as a carpenter with xx. Previously, BWR had 2.58 years on the job as a carpenter with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxsupporting document needed to verify PMI activation is missing."	* Loan does not conform to program guidelines (xx). xxreflects seller credit of $X,XXX. Further details not provided." * Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$147.73	$568.21	10/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,482.20	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	49.092%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior mortgage against the subject property that was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a division of the xx, a state agency, in the amount of $X,XXX.XX.
The first installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The third and fourth installments of county taxes for XXXX are due in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX, respectively.
The second installment of county taxes for XXXX is delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,635.55 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,482.20 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $224,860.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $224,860.24.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 9.66 years on the job as a flight attendant at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxis "xxfailed xxcharge disclosed on post CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of $X,XXX.XX.
Subject loan is a purchase case, originated on X/XX and the X-year SOL is active."
* Loan does not conform to program guidelines (xxshows qualifying income used by the lender exceeds the maximum income limit permitted under the bond program guidelines. Further details not provided. Subject loan originated on xx/xx/XXXX, FICO XXX, and XXXX since inception."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,713.55	10/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,165.52	6.125%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	41.284%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,402.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,165.52 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $355,705.45.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $355,705.45.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives SSI and retirement income.
BWR2 has 21.16 years on the job as a registered nurse with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx xx xx Missing or error on the xx Transmittal (xx)	xx	3: Curable	* XX TRID xxis Incomplete (xx) "The TRID tolerance test is incomplete due to xxis missing from the loan documents."
																																																																																							* xxis missing. (xx) is xxfinal xxtransmittal summary is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,740.21	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,157.63	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	32.403%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page # xx.
No active judgments or liens have been found.
The Xst installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,368.25 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,157.63 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $181,627.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $181,627.20.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 7 months on the job as a local registered nurse with xx.
Previously, BWR had 2 years on the job as a clinical nurse with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxwas approved as xxshows the subject is xxsearch shows property was listed for rent. Further details not provided. Elevated for client review."	* xxloan failed the revised loan estimate delivery date test (xx) due to one of the following findings: The revised loan estimate delivery date is less than seven business days before the consummation date."
* xxloan failed the TRID disclosure delivery date validation test. The revised loan estimate delivery date is on the initial closing disclosure."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. Tape shows the subject is NOO, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X months on the job as a local registered nurse with xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$23,247.94	10/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$12,976.57	6.124%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	773	44.277%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual first and second installments of county (xx) taxes for XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $15,605.59 (xx), which was applied for the due date of xx/xx/2025. The current xxis $12,976.57 with an interest rate of 6.124%. The current UPB reflected as per the payment history is $2,131,736.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $2,131,736.68.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6 months on the job as a registered nurse at the xx, BWR1 had 4 years on the job as a critical care nurse at the xx, BWR1 receives VA benefits income.
BWR2 has been SE as medical practice for 10.16 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows the loan was not eligible for standard VA underwriting, as the BWRX has no VA entitlement. This reduced the total guaranty to less than XX%, requiring the loan to be underwritten as a veteran/non-veteran scenario. As delivered, the loan is only insured for $XXXK, which is XX.X% of the loan amount. Further details not provided. subject originated on xx/xx/XXXX."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,957.24	10/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,453.69	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	44.606%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one prior active state tax lien against the borrower xx, in the amount of $XXX.XX, which was recorded on xx/xx/XXXX.
There are three municipal liens found against the subject property in the total amount of $X,XXX.XX in favor of the xx, which were recorded on different dates.
The annual installment of city taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,951.25 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,453.69 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $216,471.35.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $216,471.35.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
According to the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comments dated xx/xx/2024, and xx/xx/2025, the subject property was damaged due to fire, and the date of loss is xx/xx/2024. The borrower xx,119.02. No comment indicating the completion of repairs has been found.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a truck driver for 19.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxfile show the subject has structural, health, and safety concerns, including a fire-damaged shed exterior and roof, loose and uneven second-floor wood steps, exterior brick cracks, and damaged/stained bedroom flooring. The estimated cost to cure is not available in the loan file. An inspection report by a qualified licensed professional is missing from the loan documents. The final CD does not reflect the escrow holdback amount."
* xxloan failed the initial closing disclosure delivery date test. The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* Loan does not conform to program guidelines (xxtape shows the loan is delinquent. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX."
* Missing or error on the xxrate lock agreement signed by the borrower xx."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the Pennsylvania license validation test."
																																																																																								* XX TRID xxfailed charges that cannot increase the X% tolerance test. LE dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,566.90	10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$716.29	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	823	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,150.65 (xx), which was applied for the due date of xx/xx/2025. The current xxis $716.29 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $104,752.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $104,752.77.
Unable to determine the reason for the default.
As per the tape, the subject property is stated as an investor occupancy.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Appraisal incomplete (xx) (xxappraisal report is as-is. The supplemental addendum of the appraisal report shows smoke detectors were missing. The estimated cost to cure is not available in the loan file. XXXXD is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Loan does not conform to program guidelines (xxtape shows a defect as xxpayment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX. Further details were not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$5,813.19	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,512.88	$2,082.39	6.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	49.919%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the amount of $xx with xx., a corporation.
There is an active prior mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with instrument/book/Page xx/XX.
The annual county taxes for XXXX-XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

The loan was originated on xx/xx/2025, as an interest-only loan with the first payment due on xx/xx/2025. According to the tape as of xx/xx/2025, the next due date is xx/xx/2025. The borrower xx only interest-only payments of $1,512.88 for the first 120 months. After the 120 months, the borrower xx and interest-only payments for the remaining terms in the amount of $2,082.39 with an interest rate of 6.500%. The current UPB reflected as per the tape is $279,300.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the tape as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB reflected as per the tape is $279,300.00.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a clerk at xx. Additionally, BWR receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxfails xxpublic guidelines) QM points and fees test due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX.

This loan failed the amortization test.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,895.48	10/02/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$864.03	3.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	41.840%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of the xx, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with instrument #xx.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,236.28 (xx), which was applied for the due date of xx/xx/2025. The current xxis $864.03 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $167,261.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $167,261.80.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. As per the comment dated xx/xx/2025, the FC was closed due to loan reinstatement.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as a bus office specialist at xx. Additionally, BWR receives child support income. Previously, BWR had multiple jobs in the last two years.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. As per the comment dated xx/xx/2025, the FC was placed on hold awaiting reinstatement funds. As per the comment dated xx/xx/2025, the FC was closed due to loan reinstatement.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* xxinsurance is not active (xxout to seller to verify active MI status. The tape shows the subject loan is uninsured." * MI, xxmissing and required (xxshows subject is not FHA insured."	* Loan does not conform to program guidelines (xxshows the non-borrower is on the title and vesting docs. The subject note has X borrower, xx. As per the updated title report, the subject property was acquired by xxon xx/xx/XXXX through a warranty deed, which was recorded on xx/xx/XXXX. The subject mortgage was originated with xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,240.25	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,033.54	6.624%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	801	38.811%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,550.30 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,033.54 and the interest rate is 6.624%. The current UPB reflected as per the payment history is $626,617.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $626,617.99.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 25.66 years at xx
BWR2 has 8.16 years on the job as an IT professional at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxtape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXxx, with a sales price of $XXXK, is like kind house to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,737.64	11/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$832.04	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	49.509%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of the xxamount of $X,XXX.XX, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the instrument #xx.
The Xst and Xnd installments of county taxes for XXXX/XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,296.91 (xx), which was applied for the due date of xx/xx/2025. The current xxis $832.04 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $123,201.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $123,201.95.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as an xx. Previously,
BWR had 3.91 years on the job as a fire protection with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxfile show the credit report dated xx/xx/XXXX had expired, as it was more than XXX days at closing. Further details not provided."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X months on the job as an xx., a FICO of XXX, XXXX since inception, and $X,XXX residual income. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,697.00	11/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,075.20	7.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	727	56.753%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of xxamount of $X,XXX.XX which originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the instrument #xx.
The Xst annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,364.20 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,075.20 with an interest rate of 7.750%. The current UPB reflected as per the payment history is $146,918.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $146,918.82.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR1 has 8.33 years on the job as a bartender with xx. Additionally, BWR1 receives TIP income.
BWR2 has 29.58 years on the job as a support administrator with the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* xxinsurance is not active (xxout to seller to verify active MI status. The tape shows the subject loan is uninsured."	* XX TRID Tolerance Test Failed (xx) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of -$XX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."
* Loan does not conform to program guidelines (xxshows the subject loan is not FHA insured, as the non-occupant co-borrower is not a family member. Non-occupant BWR on note is a family friend and is not on title or the mortgage. Further details not provided. Subject loan originated on xx/xx/XXXX, FICO XXX, and XXXX since inception."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents"
* Property type is inconsistent with the tape (xxtype is inconsistent with the tape."	* Cash out purchase (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

Loan failed xxthreshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%.

																																																																																								Loan failed xxthreshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Moderate	Pass	Pass	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,707.43	10/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,149.16	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	48.962%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,326.66 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,149.16 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $314,937.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $314,937.38.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.33 years on the job as a senior accountant at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxloan closed without an appraisal. PIW disclosure signed by the borrower xx. Zillow search shows an estimated value at $XXXK. Current UPB is $XXXK."
* xxviolations (xxclosing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows BWR was not employed at closing. The revised DTI is XX.XX%. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a senior accountant at xx, FICO XXX, XXXX since inception, $XXXK equity in subject and $X,XXX residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,076.00	11/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$957.92	7.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	38.273%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page # xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,401.85 (xx), which was applied for the due date of xx/xx/2025. The current xxis $957.92 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $135,954.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $135,954.22.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.5 years on the job as an assistant manager at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the Kansas license validation test."
* Loan does not conform to program guidelines (xx) both located on the same parcel (#xx. This makes the loan ineligible for delivery to xxsearch shows an estimated value of $XXXK. Current UPB is $XXXK."	* xxtest xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* Property is xxper the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “Ln#xx."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,031.82	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$663.56	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	758	Not Applicable	40.412%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. There is an active sewer lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX. The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX. The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,121.40 (xx), which was applied for the due date of xx/xx/2026. The current xxis $663.56 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $91,494.69.	Collections Comments:As per the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $91,494.69.
Unable to determine the reason for the default.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown.
The appraisal report is completed as is. The photo addendum located at 588438_xxpage #xx. The cost of repair is not available. No evidence is available to confirm the current status of repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.33 years at xx
Additionally, BWR has been SE for 1.83 years at xx
Additionally, BWR has been SE for 1.66 years at xx
Additionally, BWR has been SE for 2 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan is NOO and was approved at XX.XX%. Tape shows SE income miscalculation, as depreciation used by the lender is not supported by xxguidelines. Further details not provided. Lender defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE for X.XX years at xx, FICO XXX, and $XXK equity in the subject." * xxis missing (xxlease agreement is missing from the loan documents. Seller confirmed lease agreement is not available."	* Appraisal incomplete (xx) (xxreport is as is, and the comment addendum shows interior and exterior repairs. The estimated cost of repairs is not available. XXXXD is missing from the loan document, and the final CD does not reflect the escrow holdback."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,941.66	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,269.98	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	711	47.361%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $3,269.98 with an interest rate of 6.990%. The current UPB as per payment history is $492,000.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $492,000.00.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.58 years on the job as a life sciences sales manager with xx.
BWR2 has 2.58 years on the job as a project coordinator with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxclosed the loan without paying off debts required to qualify. Lender defect. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.X years, BWR X is employed with xx.X years, FICO XXX, $X,XXX residual income, $XXK reserves and $XXXK equity in the subject property."	* xxloan failed the revised closing disclosure delivery date test, as the revised closing disclosure receipt date provided is after the consummation date."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$12,195.35	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	0.000%	120	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are XX junior mortgages against the subject property. The first junior mortgage is in favor of the xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx. The second junior mortgage in favor of the xx, a municipal corporation, in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx. The third junior mortgage against the subject property in favor of xx., a not-for-profit corporation, in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	The subject mortgage originated as a second on xx/xx/2025 in the amount of $32,000.00. Per the tape and documents, these loans have a 0% interest rate and will be payable at the maturity date.	Collections Comments:The current status of the loan is performing.
The subject mortgage originated as a second on xx/xx/2025 in the amount of $32,000.00. Per the tape and documents, these loans have a 0% interest rate and will be payable at the maturity date.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan was not repurchased as certain conditions that required to be cleared were not done with the XXX-delivery deadline. SONYMA and BWR/Seller disagree on the acquisition cost, as the seller refuses to sign until SONYMA is in agreement with the acquisition cost amount. Subject property title ownership is a leasehold; final CD reflects sales price of $xx Seller affidavit located at xx."
																																																																																							* xxis xxsubject property is leasehold. The subject leasehold agreement is in the file located at xx, and the leasehold term expires xx/xx/XXXX. The maturity date is not available on mortgage document. As per note, the loan matures on xx/xx/XXXX. As per the tape defect leasehold expiration must be noted in the title report. Ground lease recording info to be cited on schedule xxtitle policy is missing for the subject loan."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,403.32	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	798	800	40.313%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,654.53 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,403.32 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $188,500.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $188,500.43.
As per the tape, the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 & BWR2 receive social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxfile show the subject is a single-wide mobile home that was approved as a second home, a combination that is not allowed under GSE guidelines, rendering the property ineligible. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* xxis "xxfailed xxthreshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* Property is xxper the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “Ln#xx."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,223.65	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$389.29	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	763	Not Applicable	41.790%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of city taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, with the first payment date on xx/xx/2025. According to tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current xxis $389.29 with an interest rate of 6.375%. The current UPB reflected as per the tape data is $62,400.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, with the first payment date on xx/xx/2025. According to tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is $62,400.00.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

BWR receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.  The loan estimate dated xx/xx/XXXX reflects xx.XX. CD dated xx/xx/XXXX reflects xx.XX. The loan estimate dated xx/xx/XXXX does not reflect the xx. xxdated xx/xx/XXXX reflects the xx.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
																																																																																							* xxtape shows the subject condo project is non-warrantable, as the condo project does not carry flood insurance to cover the units and common elements, and unit owners have their personal flood insurance. An individual flood insurance policy for the subject property is available in the file. The condo questionnaire shows the condo association has active litigation. The litigation is a cross-claim between two unit owners. Further details not provided. Zillow shows an estimated value of $XXK. Current UPB $XXK."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,195.35	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,216.27	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	766	Not Applicable	37.852%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are X junior mortgages against the subject property. The first junior mortgage against the subject property is in favor of xxamount of $xx which was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, the second junior mortgage against the subject property is in favor of xx, a public benefit corporation created and existing as a subsidiary of the xx, in the amount of $xx which was recorded on xx/xx/XXXX, the third junior mortgage against the subject property is in favor of the xx, a municipal corporation, in the amount of $xx and was recorded on xx/xx/XXXX, and the fourth junior mortgage against the subject property in favor of xx., a not-for-profit corporation, in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,515.04 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,216.27 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $186,205.66.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $186,205.66.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 8.41 years on the job as a special education teacher with the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan was not repurchased as certain conditions that required to be cleared were not done with the XXX-delivery deadline. SONYMA and BWR/Seller disagree on the acquisition cost, as the seller refuses to sign until SONYMA is in agreement with the acquisition cost amount. Subject property title ownership is a leasehold; final CD reflects sales price of $xx Seller affidavit located at xx."
																																																																																							* xxis xxper final title policy, the subject property is leasehold. The subject leasehold agreement is in the file located at xx, and the leasehold term expires xx/xx/XXXX, and the mortgage matures on xx/xx/XXXX. As per the tape defect leasehold expiration must be noted in the title report. Ground lease recording info to be cited on schedule BII."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,855.68	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$537.31	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	42.255%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with instrument #xx.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
The subject loan was originated on xx/xx/2025 and the first payment is due on xx/xx/2025. According to tape data as of xx/xx/2025, the next due date is xx/xx/2025. The first payment is due for xx/xx/2025. The current xxis $537.31 with an interest rate of 7.75%. The current UPB reflected as per the tape data is $75,000.00.	Collections Comments:The current status of the loan is performing.
The subject loan was originated on xx/xx/2025 and the first payment is due on xx/xx/2025. According to tape data as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB reflected as per the tape data is $75,000.00.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.

BWR has 2.91 years on this job as an office manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX.
xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/XXXX and the X-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (xxshows the final CD was signed with the right to cancel, which was not provided early but was issued in person on the closing day. Relevant information was missing from pages X and X of the final xxwas issued to cure tolerance violations and reflect that all pages contained complete data."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,279.91	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,190.64	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	36.594%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage against the subject property that was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a municipal corporation.
The first and second installments of county and other taxes for XXXX/XXXX and XXXX/XXXX(xx) are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,783.34 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,190.64 and the interest rate is 7.500%. The current UPB reflected as per the payment history is $312,598.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $312,598.09.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.41 years on the job as an audio engineer at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and Recording fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects the sum of xxfee at $X,XXX.XX. This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxshows the condo project is not approved by xxcondo questionnaire does not show any damage, repair, or assessment planned. The file shows the the condo association is involved in active litigation with a judgment amount of $XXxxsearch shows an estimated value of $XXXK. Current UPB is $XXXK."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,733.65	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,097.77	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	803	Not Applicable	46.827%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a prior civil judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
There are X prior child support liens against the borrower xx and xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX. The amount is not mentioned in the supportive document.
The first and second installments of county taxes for XXXX/XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of supplemental county taxes for XXXX/XXXX are due in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,097.77 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,097.77 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $774,032.96.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $774,032.96.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6 months at xx, BWR was SE for 4.91 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxincluded X deposits of $XXXxxbank statement income that were not business deposits. Lender defect. xxexcess of XXX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is SE with xx, FICO XXX, and $XXXK equity in the subject property. XXXX since inception."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points—loan discount fee at $XX,XXX.XX. CD dated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,321.57	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,795.01	6.125%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	709	36.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx. DBA: xx.
There is a UCC lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amounts of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,100.80 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,795.01 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $452,081.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $452,081.00.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 14.91 years on the job as a lead firefighter at the xx, BWR1 receives social security income.
BWR2 has 1.91 years on the job as a waitress at xx. Previously, BWR2 had 5 months on the job as a team member at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the guarantee coverage is at XX%, which does not meet the minimum requirement of XX%. Further details not provided. Subject originated on xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,789.56	11/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,910.79	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	776	747	40.884%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,792.48 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,910.79 and the interest rate is 6.500%. The current UPB reflected as per the payment history is $439,142.15.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $439,142.15.
The loan has not been modified since origination.
As per the seller's tape, the subject property is stated as an investor occupancy.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 15.58 years at xx
BWR2 has 5.58 years on the job as a office manager at xx. xx, BWR2 has been SE for 1.58 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxis NOO and approved at XX.XX%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has been SE for XX.XX years at Do All Disc Jockeys. BWRX has X.XX years on the job as a office manager at xx. xx, FICO XXX, XXXX last XX months, and $XXXK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$5,921.85	10/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,989.97	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	32.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active HOA lien against the subject property in favor of xx., which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The Xst, Xnd, Xrd, and Xth installments of town taxes for XXXX have been paid in the total amount of $xx on different dates.
The Xst and Xnd installments of town taxes for XXXX are due in the amounts of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,403.55 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,989.97 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $423,378.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $423,378.25.
As per the collection comment dated xx/xx/2025, the reason for the default is servicing problems.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 1.83 years at xx, BWR had 4.91 years on the job as an event planner at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows misrepresentation of income and employment. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for X.XX years at Event Painting DBA, FICO XXX, XXXX in the last XX months, and $XXXK equity in the subject."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed the xxprohibited fees test. The below fees were included in the test:
xxoptional) paid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XX.XX."
																																																																																								* XX TRID Tolerance Test Failed (xx) "TRID violation in charges that cannot increase the test due to an increase of fee in the final CD dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX does not reflect a points loan discount fee. The final CD dated xx/xx/XXXX reflects the points—loan discount fee at +$X,XXX.XX. This is a fee increase of +$X,XXX.XX for the X% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the SOL is X year expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,548.98	10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,563.54	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	750	Not Applicable	42.013%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,951.32 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,563.54 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $308,816.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $308,816.16.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as an administrator for 1.91 years. Previously, BWR had 1.16 years on the job as an administrative assistant at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows misrepresentation of income and tax returns. The revised DTI is XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE as an administrator for X.XX years. FICO XXX, XXXX in the last XX months, $XXK equity in the subject, and $X,XXX residual income."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,961.72	09/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,562.21	8.125%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	781	Not Applicable	45.841%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX/XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,988.69 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,562.21 with an interest rate of 8.125%. The current UPB is $210,262.37.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $210,262.37.
As per the tape, the subject property is investor occupancy.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is self-employed and has been running multiple businesses for 9.25 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxshows the property is an A-frame home and does not have a traditional roof and ceiling. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,744.88	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,709.45	6.624%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	725	716	40.824%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $1,709.45 and with the interest rate of 6.624%. The current UPB reflected as per the tape is $267,000.00.	Collections Comments:According to the tape, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $267,000.00.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 qualified using an offer letter as a client relations consultant at xx. Previously, BWR1 had 24.33 years on the job as a processing assistant at xx.
BWR2 qualified using an offer letter as an installer at xx. Previously, BWR2 had 17 years on the job as a warehouse manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xx) QM points and fees test due to fees charged of $xx exceed the fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of $xx exceed the fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX."
* xxmissing; loan has escrows (xxescrow account disclosure signed by the borrower xx."
* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the co-borrower is no longer employed with the employer listed on the application. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX qualified using an offer letter as a client relations consultant at xx. BWRX qualified using an offer letter as an installer at xx, FICO XXX."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TILA Test Failed (xx)     "The TRID total of payment disclosed on the final CD is $XXX,XXX.XX. The calculated total of payments is $xx for an under disclosed amount of -$XXX.XX. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $XXX."
																																																																																								* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The initial CD dated xx/xx/XXXX reflects points - loan discount fee of $X,XXX.XX. The final CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,686.36	10/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,679.73	7.875%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	752	Not Applicable	35.713%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. The subject mortgage was re-recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The fourth installment of town taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The first and second installments of town taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,954.07 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,679.73 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $506,445.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $506,445.33.
No details pertaining to the damage to the subject property have been observed.
According to the seller’s tape, the occupancy type is investment.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 7.33 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxis missing (xxagreement is missing from the loan documents."	* Loan does not conform to program guidelines (xx) "BWR is an xxwas signed as a member of the LLC only, not in the individual names. Loan does have a personal guarantee."
																																																																																							* xxfiles show the new xxwas ordered, and the value came at $XXXK, which is lower than the appraised value. The subject was closed with an appraised value of $XXXxxsearch shows an estimated value of $XXXxxcurrent UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,390.28	10/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,524.04	7.500%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	752	Not Applicable	35.906%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a prior civil judgment against the borrower xx on xx/xx/XXXX in favor of xx
The Xth installment of city taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst and Xnd installments of city taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,798.38 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,524.04 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $502,870.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $502,870.85.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is non-owner occupied.
BWR has been SE for 7.33 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxis missing (xxagreement is missing from the loan documents."	* Loan does not conform to program guidelines (xx) "BWR is an xxwas signed by a member of the LLC and not an individual. Loan does have a personal guarantee."
																																																																																							* xxfiles show the new xxwas ordered, and the value came at $XXXK, which is lower than the appraised value. The subject was closed with an appraised value of $XXXxxsearch shows an estimated value of $XXXxxcurrent UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$642.33	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$916.80	5.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	652	Not Applicable	56.622%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a prior civil judgment against the borrower xx,XXX.XX, which was recorded on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the tape as of xx/xx/2025, the next due date is xx/xx/2025. The current xxis $916.80 with an interest rate of 5.750%. The current UPB reflected as per tape is $157,102.00.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the next due date is xx/xx/2025. The current xxis $916.80 with an interest rate of 5.750%. The current UPB reflected as per tape is $157,102.00.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.91 years on the job as a youth specialist supervisor with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows the subject is not FHA insured."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx/xx/XXXX, and the SOL is X year."
* Loan does not conform to program guidelines (xxshows the subject loan is not insured due to being one day late on the FHA XX-day flipping rule. Appraisal report shows the date of the prior sale or transfer is xx/xx/XXXX in the amount of $XXxxsubject's appraised value on xx/xx/XXXX was $XXXxxmajor improvements were made to the property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
* Missing flood cert (xxflood certificate is missing from the loan documents."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,969.24	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,228.06	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	701	47.633%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx dba the lender.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX-XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the tape as of xx/xx/2025, the next due date isxx/xx/2025. The current xxis $5,228.06 with an interest rate of 7.125%. The current UPB reflected as per the tape is $776,000.00.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to the tape as of xx/xx/2025, the next due date isxx/xx/2025. The current xxis $5,228.06 with an interest rate of 7.125%. The current UPB reflected as per the tape is $776,000.00.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
BWR1  has been SE for 5.16 years at  xx, BWR has been SE for 5.16 years.
BWR2 has been SE for 5.16 years at  xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. The tape cites a credit deficiency. Further details not provided. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has been SE for X.XX years at xx, BWR has been SE for X.XX years. BWRX has been SE for X.XX years at xx, FICO XXX, and $XXXK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,487.29	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,517.59	1.990%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	44.065%	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2025	$213,631.00	Not Applicable	1.990%	$645.81	03/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with XXXX.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX-XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX-XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,194.82 (xx), which was applied for the due date of xx/xx/2025. The current xxis $645.81 with an interest rate of 1.990%. The current UPB reflected as per the payment history is $210,879.23.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $210,879.23.
As per the collection comment dated xx/xx/2024, the reason for default is marital problems.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
The loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a sprinkler fitter journeyman at the xx, BWR had multiple jobs in the last two years in the same line of work
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is $213,631.00. The monthly xxis $645.81 with an interest rate of 1.990% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and no principal forgiven amount.	xx	3: Curable	* xxfailed the xxpublic guidelines) xxtest due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fee was included in the test:
xxpaid by Borrower: $X,XXX.XX.

Loan failed the xxtest due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fee was included in the test:
xxpaid by Borrower: $X,XXX.XX."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. The tape shows the lender did not establish the stability of the qualifying income, employment history, and all other obligations. Further details not provided. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X months on the job as a sprinkler fitter journeyman at the xxequity in the subject."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xxgomez_investorpackage PG#xx.XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	$1,298.56	11/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$894.97	7.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	42.260%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #XXXX.
There is one active prior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX.
There are three junior active UCC liens against the subject property in favor of xx, and xx, which were recorded on different dates.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,001.99 (xx), which was applied for the due date of xx/xx/2025. The current xxis $894.97 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $103,393.08.
Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $103,393.08.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
xx, the borrowers filed bankruptcy under Chapter 13 with the case # xx. xxis still active.
BWR receives social security and VA compensation income.
Foreclosure Comments:Not Applicable
xx, the borrowers, xx and xx, filed bankruptcy under Chapter 13 with the case # xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $165,808.00. The unsecured portion is $0.00. xxwas filed by the creditor, xx, on xx/xx/2025, with the secured claim amount of $xx and the arrearage amount of $2,206.45. xxplan filed on xx/xx/2025 was not yet confirmed. The borrower xx.00 for 36 months to the trustee under the Chapter 13 plan. xxis still active.	Not Applicable	xx	3: Curable	* xxis missing from the loan file (xxequity loan copy of document is missing from the loan documents."
* xxis missing from the loan file (xxequity loan interest and fees pre-closing disclosure is missing from the loan documents."
* xx."
																																																																																							* xxtape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXxx, with a sales price of $XXXK, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,893.14	10/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,670.93	6.125%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	29.680%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # XXXX.
There is an active junior mortgage against the subject property, which was originated on xx/xx/XXXX with instrument # xx,XXX.XX with XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,670.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,670.93 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $273,922.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $273,922.65.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a xxanalyst at xx. Previously, BWR had 4.91 years on the job as a sergeant in the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed loan origination fee test due to fee charged $X,XXX.XX fee threshold by $X,XXX.XX, over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XXX.XX."
																																																																																							* Loan does not conform to program guidelines (xxshows affordable housing requirements not met. Escrows were not set up for this loan. This loan program does not allow escrow waivers. The investor also advised that this cannot be cured post-closing. Further details not provided."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,143.22	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$636.66	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	652	Not Applicable	48.393%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # XXXX.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX, respectively.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX is delinquent in the amount of $XX.XX, which is good through xx/xx/XXXX.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,367.94 (xx), which was applied for the due date of xx/xx/2025. The current xxis $636.66 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $92,469.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $92,469.92.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
BWR has 1 month on the job as an HR admin at xx. Previously, BWR had 10 months on the job as a trainer at xx, and prior to that, BWR was a full-time student at xx.66 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxallowed the loan to close without a sufficient credit history, only one open tradeline and one authorized user account. In addition, the BWR had no primary housing expense. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx. as an xx.X months, FICO XXX, $X,XXX residual income, $XXX reserves and $XX.XK equity in the subject property. XXXX last XX months."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,155.06	11/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,500.80	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	778	636	43.596%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #XXXX.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,066.74 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,500.80 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $244,036.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $244,036.87.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.33 years on the job as a waiter at xx.
BWR2 has 1.5 years on the job as a heavy equipment operator at xx. Previously, BWR2 had 15 years on the job as a foreman at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxshows the condo project’s eligibility was not established. The budget figures entered in CPM do not match the project’s actual XXXX budget, resulting in incorrect assessment income, exclusionary items, and reserve calculations. The project also does not meet the required XX% reserve standard. In addition, the critical-repair responses provided were insufficient to address CPM requirements. Review of the condo questionnaire does not show any ongoing critical repairs. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,766.16	11/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,314.46	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	41.161%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.com.
No active judgments or liens have been found.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd installment of combined taxes is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,669.31 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,314.46 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $495,403.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current xxis $2,314.46 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $495,403.25.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.66 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows asset misrepresentation, as bank statements were altered. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for X.XX years at xx, and $XXXK equity in the subject."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx.XX. This is an increase fee in the amount of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired.

Loan failed charges that cannot increase XX% tolerance test. xxdated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XX.XX for charges that cannot increase more than XX% test. xxincrease in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired.

TRID violation due to decrease in lender credit on initial xxdated xx/xx/XXXX reflects Lender credits at $X,XXX.XX. xxdated xx/xx/XXXX reflects Lender credits at $X,XXX.XX. This is a decrease of $X,XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$27,779.03	10/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,244.28	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	714	32.757%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.com., LLC.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The Xst installment of school taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The Xnd installment of school taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,678.80 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,244.28 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $485,272.31.	Collections Comments:The current of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $485,272.31.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 16.58 years at xx
BWR2 has 20.66 years on the job as a housewife with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxfailed the xxpublic guidelines) xxtest due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xx
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX.

Loan failed the xxtest due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xx
xxpaid by Borrower: $X,XXX.XX
																																																																																							xxpaid by Borrower: $XXX.XX."	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows asset misrepresentation, as the bank statements were falsified. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for XX.XX years at xx, FICO XXX, and $XXXK equity in the subject."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,303.76	11/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$737.94	5.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	51.298%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #XXXX.
No active judgments or liens have been found.
The Xst installment of town taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
  The Xnd installment of town taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,384.01 (xx), which was applied for the due date of xx/xx/2025. The current xxis $737.94 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $122,362.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $122,362.88.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security & retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the revised closing disclosure delivery date test. The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date."
* xxfails xxpublic guidelines) QM points and fees test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX.

Loan fails xxpoints and fees test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows BWR has undisclosed installment debt of $XXX. xxis XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR receives social security and retirement income, FICO XXX, XXXX since inception, and $X,XXX residual income."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$7,948.40	11/12/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,894.79	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	44.137%	First	Final policy	Not Applicable	Not Applicable	02/06/2024	$446,204.17	Not Applicable	2.990%	$1,594.77	03/01/2024	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # XXXX.
There is an active ECB lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XX.XX.
The first and second installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The third and fourth installments of combined taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of utilities/MUD taxes for XXXX is delinquent in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of utilities/MUD taxes for XXXX is due in the amount of $X.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,513.64 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,594.77 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $435,804.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $435,804.89.
As per the comment dated xx/xx/2024, the reason for default is marital difficulties.
The loan was modified on xx/xx/2024.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023, and the FC was put on hold due to loss mitigation. As per the comment dated xx/xx/2024, the FC was dismissed on xx/xx/2024.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged on xx/xx/2024 due to water and the borrower xx,064.43. As per the comment dated xx/xx/2025, the loss draft in the amount of $2,508.63 has been requested. The comment dated xx/xx/2025 states that the borrower xx. No comment has been found regarding completion of repair.
BWR1 has 5.83 years on the job as a sanitation worker with the xx
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023, and the FC was put on hold due to loss mitigation. As per the comment dated xx/xx/2024, the FC was dismissed on xx/xx/2024.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx., on xx/xx/2024. As per the modified term, the new principal balance is $446,204.17. The monthly xxis $1,594.77 with an interest rate of 2.990% beginning on xx/xx/2024 and a maturity date of xx/xx/2064.	xx Missing or error on the xx	xx	3: Curable	* Assets do not meet guidelines (xxtape shows that funds for the down payment and closing costs were not adequately verified due to an unsourced $xx deposit was excluded from the total verified assets. The borrower’s verified assets total $xx which includes $xx in gift funds. After excluding the unverified large $xx deposit, the available balance in the depository accounts is $xx insufficient to meet the $xx cash-to-close requirement, resulting in a $X,XXX shortfall. The subject loan originated on xx/xx/XXXX, and the borrower’s FICO score is XXX."	* Appraisal incomplete (xx) (xxsubject loan closed without appraisal. xxdisclosure signed by the borrower xx. xxsearch shows an estimated value of $XXXK."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase the X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect the xxdated xx/xx/XXXX reflects xx,XXX.XX. Loan estimate dated xx/xx/XXXX reflects xx.XX. CD dated xx/xx/XXXX reflects xx.XX. This is a cumulative increase in fee of $xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower xx,XXX.XX, and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,573.06	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,986.73	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	789	Not Applicable	39.654%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #XXXX.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been exempt on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,986.73 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,986.73 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $451,777.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $451,777.94.
As per the tape, the property occupancy is stated as vacant.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11.83 years on the job as a principal manager at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO, as BWR rented subject X days after closing. Further details not provided."	* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$647.88	11/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$419.30	6.875%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	16.972%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #XXXX.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $541.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $419.30 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $59,617.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $59,617.89.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.75 years on the job as a network administrator at xx. Additionally, BWR had 4.75 years on the second job as a network administrator at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx Transmittal (xx)	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxshows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* xxborrower's intent to proceed is missing from the loan documents."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
* Transmittal (xx) is xxfinal transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a network administrator at xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject."
																																																																																								* Property is xxhome is affixed to the land. As per the appraisal report located at xx, the subject property is a manufactured home. The affidavit of affixation and manufactured home rider attached to the recorded mortgage located at “Ln#xx. #xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,724.98	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$919.91	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	809	702	25.006%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to tape as of xx/xx/2025 and the next due date is xx/xx/2025. The current xxis $919.91 with an interest rate of 4.750%. The current UPB reflected as per the tape is $176,347.00.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to tape as of xx/xx/2025 and the next due date is xx/xx/2025. The current xxis $919.91 with an interest rate of 4.750%. The current UPB reflected as per the tape is $176,347.00.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.58 years on the job as a business taxes representative at the xx, BWR1 had 10 months on the job as a sales representative at the xx
BWR2 has 2.75 years on the job as a business taxes representative at the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxfile show the subject loan closed without an appraisal, and the PIW disclosure supported by the final AUS is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$864.03	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,211.78	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	806	803	35.774%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2025. According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current xxis $2,211.78 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $424,000.00.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the next due date is xx/xx/2025. The current UPB is $424,000.00.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxtape and file show the subject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,495.39	10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,967.80	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	766	48.964%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,228.66 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,967.80 with an interest rate of 5.50%. The current UPB reflected as per the payment history is $341,502.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $341,502.62.
As per the servicing comments dated xx/xx/2024, all the borrowers were active duty, completed on xx/xx/2024.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security income.
BWR2 has 6.41 years on the job as a meat cutter with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX receives social security income. BWRX has X.XX years on the job as a meat cutter with xx., FICO XXX, XXXX since inception, and $XXK equity in the subject."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$782.48	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	767	48.252%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX was exempt.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,643.69 (xx), which was applied for the due date of xx/xx/2025. The current xxis $782.48 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $147,133.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $147,133.91.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 was qualified using an offer letter as a nanny at xx. Previously, BWR2 had 1.83 years on the job as a nanny with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows BWR was qualified based on a new employment offer, and post-close verification shows BWR never started the new job. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX income was not used for qualification; BWRX was qualified using an offer letter as a nanny at xx, FICO XXX, and $XXXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	11/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,368.61	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	798	801	49.948%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is a prior credit card judgment against the borrower xx,” which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,623.15 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,368.61 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $467,749.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $467,749.26.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has been SE for 15.91 years at xx, BWR1 receives social security and trust income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Number of units in the property is inconsistent with the tape (xx) * Occupancy concerns - (xx)	* xxis "xxloan failed the revised closing disclosure delivery date test. The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date of xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxapproved as xxshows occupancy issue as BWR rented subject X weeks after closing. BWR defect. Subject originated XX/X/XX and the X-year SOL is active. BWR has XX years xx. $XXXK equity in subject. XXXX since inception."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,443.42	11/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,600.92	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	766	750	48.953%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX-XXXX are due in the amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX/XXXX (xx) are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX (xx) are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of county taxes for XXXX (xx) is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,408.04 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,600.92 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $880,425.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $880,425.51.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR1 has 4.41 years on the job as a program manager at xx.
BWR2 has 7.08 years on the job as a QA lead at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows a debt miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a program manager at xx. BWRX has X.XX years on the job as a QA lead at xx. FICO XXX, XXXX since inception, and $XXXK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$323.92	11/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,035.20	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	784	49.989%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is one prior hospital lien against the borrower xx, xx, PLLC, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
The Xnd installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The Xst installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,479.41 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,035.20 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $386,670.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $2,035.20 with an interest rate of 4.750%. The current UPB is $386,670.87.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 25.75 years at xx, BWR receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxdid not use the correct tax amount on a retained Investment property. Lender defect. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is SE with xx, FICO XXX, $X,XXX residual income, $XXK reserves and $XXXK equity in the subject property. XXXX since inception."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$X,XXX.XX.
The subject loan is a purchase that originated on xx/xx/XXXX, and the SOL is X year."
* XX TRID xxfailed charges that cannot increase the X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect the points - loan discount fee. xxdated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. The loan estimate dated xx/xx/XXXX reflects credit report fee of $XXX.XX. xxdated xx/xx/XXXX reflects credit report fee of $XXX.XX. This is a cumulative increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  Loan failed charges cannot increase more than XX% in the tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and the recording fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects the sum of xxrecording fee at $X,XXX.XX. This is a cumulative increase of +$XXX.XX for charges that in total cannot increase more than XX% per test. COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase that originated on xx/xx/XXXX, and the SOL is X year."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,454.42	10/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,354.98	6.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	38.867%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
There is no prior year tax information, as it is a new parcel.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,787.18 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,354.98 with an interest rate of 6.125%. The current UPB reflected as per payment history is $547,809.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $547,809.51.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 21.91 years on the job as a chief financial officer at xx. (xx).
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxout to seller to verify active MI status. Tape shows the subject loan is not insured."	* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxapproved at XX.XX%. Tape shows prior FC lacked seasoning to be eligible for loan sale. BWR had prior FC dated X/X/XX. Lender defect. Subject originated X/XX/XX. BWR has XX years on the job as a xx. $XXK residual income. $XXK reserves. $XXK equity in subject. XXXX since inception."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,391.10	11/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,272.18	6.250%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	779	Not Applicable	46.268%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
Newly built property; XXXX taxes not available.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,272.18, which was applied for the due date of xx/xx/2025. The current xxis $2,272.18 with an interest rate of 6.250%. The current UPB is $261,404.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $261,404.14.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.91 years on the job as a software engineering leader at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxis NOO, and approved at XX.XX%. Tape shows lender used rental income from REO property for qualification. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a software engineering leader at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."
																																																																																						* xxis missing (xxagreement is missing from the loan documents. Lender approved using XXXX. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,759.90	11/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,050.48	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	30.016%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,221.67 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,050.48 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $332,717.45.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $332,717.45.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.33 years on this job as a special agent at the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape and file show the lender did not document proof of liquidation for stock assets of $XXXK used for satisfying the cash-to-close requirement of $XXXxxdetails not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on this job as a special agent at the xx, XXXX since inception, $XXXK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,366.81	11/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,436.66	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	49.263%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,139.60 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,436.66 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $257,123.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $257,123.25.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 39.33 years on the job as an accountant at xx, Inc.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Number of units in the property is inconsistent with the tape (xx) * Occupancy concerns - (xx)	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase XX% tolerance test. xxdated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL is active."
																																																																																							* xxservice providers list is missing from the loan documents."	* ATR - Unable to determine borrower's xxsubject loan was approved as OO at XX.XX%. The tape shows the subject is NOO as BWR rented subject XX days after closing. Causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has XX.XX years on the job as an accountant at xx. FICO XXX, XXXX since inception, and $XXK equity in the subject."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$331.80	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,995.27	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	48.296%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,715.19 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,995.27 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $335,598.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $335,598.13.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a marketing manager at xx. Previously, BWR was a full-time student at the xx.5 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxrate lock agreement signed by the BWR is missing from the loan file."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X month on the job as a marketing manager at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$14,282.96	11/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,196.86	6.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	38.032%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a notice of special tax lien (located at “Ln#xx. XXXX-X, which was recorded on xx/xx/XXXX.
There is a notice of assessment (located at “Ln#xx, which was recorded on xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX-XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,196.86 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,196.86 with an interest rate of 6.00%. The current UPB reflected as per the payment history is $692,139.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $692,139.99.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 5.41 years on the job as a senior program manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Assets do not meet guidelines (xxfile show the gift funds was not properly documented. The bank statement in file shows $XXK of assets excluding the gift amount of $XXXxxstatement of donor or VOD is missing from the loan file. The loan does not meet the cash-to-close requirement of $XXXK at closing."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																							* xxservice providers list is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,962.42	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,080.84	5.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	42.923%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX, in the amount of $X,XXX.XX, is due on xx/xx/XXXX.
The Xst installment of county taxes for XXXX (xx) has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX (xx) has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst installment of county taxes for XXXX (xx) has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX (xx) is due in the amount of $XXX.XX on xx/xx/XXXX.
The Xst installment of county taxes for XXXX (xx) has been paid in the amount of $xx on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX (xx) is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $11,148.43 (xx), which was applied for the due date of xx/xx/2025. The current xxis $8,080.84 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $1,396,185.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $1,396,185.75.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.25 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows lease agreement from departing residence used at closing fell through. Excluding the rental income, the revised DTI is XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE for X.XX years at xx, FICO XXX, XXXX since inception, $XXXK equity in the subject, and $xx residual income."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxloan failed the revised closing disclosure delivery date test. The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date of xx/xx/XXXX."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."
* Loan program disclosure missing or unexecuted (xxsubject loan is an ARM, and the ARM disclosure is missing from the loan file."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,505.96	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,175.94	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	739	740	47.835%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active UCC lien against the subject property in favor of XXXX, which was recorded on xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX are paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,816.47 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,175.94 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $487,259.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $487,259.14.
Unable to determine reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2 months on the job as a manager with xx. Previously, BWR1 had multiple jobs in the last two years. BWR2 has been SE as a driver for 5.16 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows employment misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X months on the job as a manager with xx. BWRX has been SE as a driver for X.XX years. FICO XXX, XXXX since inception, and $XXXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,419.13	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,055.95	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	43.530%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, N.A.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,498.59 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,055.95 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $220,336.15.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $220,336.15.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
BWR has 1 month on the job as a driver at xx. Previously, BWR had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx Transmittal (xx)	xx	3: Curable	* Loan does not conform to program guidelines (xxshows servicing deficiency—MI cancellation. Further details not provided."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test.  The loan estimate dated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. The loan estimate dated xx/xx/XXXX reflects appraisal re-inspection fee at $XXX.XX. xxdated xx/xx/XXXX reflects appraisal re-inspection fee of $XXX.XX. This is a cumulative increase in fee of $XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* MI, xxmissing and required (xx) is xxtransmittal summary is missing from the loan documents. The transmittal provided by the seller is not matching the closing term of the subject loan."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,022.67	11/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,363.95	5.500%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	727	60.041%	First	Final policy	Not Applicable	Not Applicable	11/07/2024	$305,624.54	Not Applicable	5.500%	$1,737.20	12/01/2024	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,079.92 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,737.20 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $301,484.15.
As per the collection comment dated xx/xx/2024, the payments made in November 2024 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $301,484.15.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7 months on the job as a computer numerical controller at xx. BWR1 had multiple jobs in the last 2 years. Additionally, BWR1 receives social security and pension income.
BWR2 receives social security and pension income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, Sr., and xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $305,624.54. The monthly xxis $1,737.20 with an interest rate of 5.500% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount.	xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxappraisal report is subject to completion of renovations, and XXXXD confirming the completion of renovation is missing from the loan documents. The final CD does not reflect the escrow holdback."	* Loan does not conform to program guidelines (xxtape shows GNMA mod re default repurchase. Further details are not provided. The loan was modified on xx/xx/XXXX. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX."	* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to the borrower xx.XX."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$20,161.87	11/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,496.53	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	50.878%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX-XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,496.53 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,496.53 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $802,768.80.	Collections Comments:As per the servicing comment, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $802,768.80.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension and social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx Transmittal (xx)	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX% xxdid not include taxes and insurance on the rental and excluded debts required to be paid off by the xxdefect. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR receives Pension, xxincome, FICO XXX, $X,XXX residual income, $XXXK reserves and $XXX.XK equity in the subject property. XXXX since inception."	* xxfailed the xxpublic guidelines) xxtest due to fees charged $xx exceed fees threshold of $xx over by +$XX,XXX.XX.
The below fees were included in the test:
xx
xxpaid by Borrower: $xx
xxpaid by Borrower: $X,XXX.XX.

Loan failed the xxtest due to fees charged $xx exceed fees threshold of $xx over by +$XX,XXX.XX.
The below fees were included in the test:
xx
xxpaid by Borrower: $xx
xxpaid by Borrower: $X,XXX.XX."
* Missing or error on the xxlock agreement signed by the borrower xx."
* Transmittal (xx) is xxsummary is missing from the loan documents."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect points - loan discount fee. xxdated xx/xx/XXXX reflect points - loan discount fee $XX,XXX.XX. This is an increase in fee of $xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the SOL is X year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$3,917.22	11/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,253.29	4.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	713	671	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/08/2025	$26,488.93	Not Applicable	4.875%	$1,725.13	07/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, N.A.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,277.70 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,725.13 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $18,335.36. The due dates were adjusted from xx/xx/2024 to xx/xx/2025 due to a modification made on xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $18,335.36.
As per the collection comment dated xx/xx/2024, the RFD is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
As per the modification agreement, the loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is $26,488.93. The monthly xxis $1,725.13 with an interest rate of 4.875% beginning on xx/xx/2025 and a maturity date of xx/xx/2026. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxtape shows TBD details. Further details not provided."	* xxloan failed the xxtest as the final TIL is missing from the loan documents." * xxis missing from the loan documents." * Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,580.33	10/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$797.56	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	38.578%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, d/b/a xx
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,234.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $797.56 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $117,198.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $117,198.28.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the roof of the subject property has been damaged. As per the collection comment dated xx/xx/2025, the subject property has structural damage. Unable to determine the estimated cost of repairs. The tape shows the loan was included in a FEMA-declared disaster area with reported damage. The subsequent CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as an HVOF technician at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows new origination from XXXX, never delivered. The loan was included in a FEMA-declared disaster area with reported damage."
* Missing or error on the xxlock agreement signed by the borrower xx."	* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$XXX.XX.

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* XX TRID Tolerance Test Failed (xx)     "TRID violation due to decrease in lender credit on xxdated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X. This is decrease of +$XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents.

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Property is xxper the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “XXXXXXXXXX_xxstate that the manufactured home with serial #xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,125.76	10/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$918.65	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	781	28.029%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined and city taxes for XXXX has been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of combined and city taxes for XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,129.74 (xx), which was applied for the due date of xx/xx/2025. The current xxis $918.65 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $145,478.02.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $145,478.02.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property has been damaged due to the hurricane. The borrower xx. No comment indicating the completion of repairs has been found.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.66 years on the job as a water department foreman at the xx
BWR2 has 1.5 years on the job as a public works technician at xx. Previously, BWR2 had been SE as a commercial fisherman for 39.91 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xx, BWR X was on leave as of xx/xx/XXXX, evidence of return to work is missing from the file. Lender defect. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.X years, BWR X is employed with xx.X years, FICO XXX, $X,XXX residual income, $XX.XK reserves and $X,XXX equity in the subject property. XXXX since inception."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,465.81	10/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$493.41	4.000%	360	xx	xx	VA	ARM	Refinance	xx	xx	Unavailable	No	xx	xx	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a division of xx
No active judgments or liens have been found.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX, respectively.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX, respectively.
The Xst installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst installment of utilities/MUD charges for XXXX has been paid in the amount of $XX.XX on xx/xx/XXXX.
The Xnd installment of utilities/MUD charges for XXXX is delinquent in the amount of $XX.XX, which is good through xx/xx/XXXX.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $869.47 (xx), which was applied for the due date of xx/xx/2025. The current xxis $512.69 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $60,904.70.
xxchange notice document located at "xx" shows the new rate of 5.25% and monthly PITI of $869.47 with the effective date of xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $60,904.70.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx Transmittal (xx)	xx	3: Curable	* Loan does not conform to program guidelines (xxtape shows xxredefault repurchase. According to the payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. Further details are not provided."	* xxis "xxfails loan origination fee test due to fees charged $XXX.XX exceeds fees threshold of $XXX.XX over by +$X.XX.

The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X.XX"
* xxfailed TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XX,XXX.XX.

Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XX,XXX.XX.

Loan failed xxtest due to APR disclosed on final TIL as X.XXX%. xxis X.XXX% for an under disclosed APR of -X.XXX%.

This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* Transmittal (xx) is xxis xxloan analysis is missing from the loan document."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,624.04	11/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,649.65	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	731	44.804%	First	Short Form Policy	Not Applicable	Not Applicable	09/11/2023	$373,657.69	Not Applicable	3.250%	$1,392.03	11/01/2023	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,530.64 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,392.03 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $363,841.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $363,841.40.
The loan was modified on xx/xx/2023.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.91 years on the job as an assembler at xx.
BWR2 has 7.75 years on the job as a forklift operator at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is $373,657.69. The monthly xxis $1,392.03 with an interest rate of 3.250% beginning on xx/xx/2023 and a maturity date of xx/xx/2063. There is no deferred balance and principal forgiven amount.	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows income issues. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X.XX years on the job as an assembler at xx. BWRX has X.XX years on the job as a forklift operator at xx. FICO XXX, $XXK equity in the subject."
* XX TRID Tolerance Test Failed (xx)     "TRID violation due to decrease in lender credit on xxdated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of +$XX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents.

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xxits recommendation is Accept with a DTI of XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,038.12	$5,771.52	10/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,028.45	6.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	46.559%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.xx
There is an active UCC lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX-XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xnd installment of county taxes for XXXX-XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The Xst installment of county taxes for XXXX-XXXX (xx) has been delinquent in the amount of $X,XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,594.60 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,028.45 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $329,836.17.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $329,836.17.
As per the servicing comment dated xx/xx/2025, the reason for default is payment dispute.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.66 years on the job as a manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,018.00	11/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,713.95	8.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	812	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of city taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,370.06 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,713.95 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $360,787.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $360,787.70.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR qualified using asset depletion income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxfile show the subject loan is HPML, and the appraisal was not delivered X days prior to closing. Loan failed the HPML test by Infinity, loan is escrowed and downgraded to LVLX."
* Missing or error on the xxrate lock agreement is missing from the loan file."	* xxtest xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

																																																																																								Loan failed xxthreshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$3,960.25	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,740.65	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	777	784	24.454%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx, a xx
There is a prior mortgage against the subject property that was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx. dba xx
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2026. According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current xxis $2,740.65 with an interest rate of 6.5000%. The current UPB reflected as per the tape is $433,600.00.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is $433,600.00.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property occupancy is stated as investment.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 2.33 years on the job as a cardiologist at xx.
BWR2 has 18.58 years on the job as an accenture leadership member at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxlease agreement is missing from the loan documents."	* Loan does not conform to program guidelines (xxfile show the subject is a condotel. The appraisal report shows the amenities like beach access, pool, and guest parking. The condo questionnaire shows X out of XX units are investor-owned, and FNMA shows XX% of units are owned by investors. Further details not provided. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$10,301.75	11/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,992.66	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	48.620%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
 There are X xxreal estate liens against the subject property in favor of the xx, Georgia, and xx, Georgia, which were recorded on xx/xx/XXXX in the total amount of $X,XXX.XX.
The annual installment of combined taxes for XXXX/XXXX/XXXX has been paid in the total amount of $X,XXX.XX on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
The annual installments of city taxes for XXXX/XXXX/XXXX are due in the total amount of $xx on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
The annual installment of utility/MUD charges for XXXX/XXXX has been paid in the total amount of $XX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,931.94 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,992.66 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $759,361.51.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $759,361.51.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.91 years on the job as a senior director account manager at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the insurance policy is based on agreed value rather than replacement cost value. Further details not provided."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,112.93	11/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,836.24	7.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	694	Not Applicable	26.701%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,311.13 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,836.24 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $541,017.39.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $541,017.39.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is self-employed and has been running multiple businesses for 11.91 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis a Xxxlast sale was X/XX for $XXXK. BWR acquired the property via QCD in XXXX. Subject cash out loan originated X/XX/XX in the amount of $XXXxxwas at $XXXK and appears overstated. Elevated for client review."	* Loan does not conform to program guidelines (xxshows the note is aged. The investor has everything they need to meet agency guidelines and is waiting for an exception for the age of the note. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$993.20	$1,971.63	10/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,472.72	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	720	45.169%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx DBA xx
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX are paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst installment of county taxes for XXXX is paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is delinquent in the total amount of $XXX.XX, which was good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,814.34 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,472.72 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $225,928.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $225,928.80.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
BWR has 2.04 years on the job as a sales associate with xx. , and BWR2 has 1.12 years on the job as a front desk clerk with xx. BWR2 has prior employment experience as a cashier with xx.1 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxshows the loan was unsalable at the time of closing and the work needed on the home has been completed. Appraisal report shows that the old porch has been removed and the installation of the remaining exterior siding is still in process. The estimated cost to cure is not available. XXXXD/completion certificate is missing from the loan document, and the final CD does not reflect the escrow holdback. Zillow search reflects an estimated value of $XXXxxcurrent UPB is $XXXK."	* xxloan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the xxcoverage conflict validation test. The loan contains multiple disclosures, including a xx, and the data required for determining TILA coverage conflicts between the PCCD and the last disclosure given at or prior to consummation."
																																																																																							* XX TRID xxloan failed the charges that cannot increase more than XX% in the tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and the recording fee at $XXX.XX. xxdated xx/xx/XXXX reflects the sum of xxrecording fee at $XXX.XX. This is a cumulative increase of +$XXX.XX for charges that in total cannot increase more than XX% per test. A valid COC for the increase in fee is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$20,722.48	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,355.23	6.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	797	37.641%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd annual installments of county taxes for XXXX/XXXX are due in the amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,060.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,355.23 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $518,280.64.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $518,280.64.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 14.41 years at xx, xx, BWR1 has been SE for 6.83 years at xx
BWR2 has 1 month on the job as a vision therapist at xx. Previously, BWR2 had 7.16 years on the job as a therapist at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxpurchased in X/XX for $X.XM in cash. BWR subject cash out refinance on xx/xx/XXXX in the amount of $XXX.XX paying off a lien to $XXXK."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows BWR was not employed prior to closing, as she went on maternity leave before funding without informing the lender. Further details not provided. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has been SE for XX.XX years at xx, xx, BWRX has been SE for X.XX years at XXXX BWRX has X month on the job as a vision therapist at xx. FICO XXX and $X.XM equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,168.97	11/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,829.40	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	635	630	43.286%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,829.40 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,829.40 with an interest rate of 6.990%. The current UPB is $273,873.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $273,873.68.
According to the servicing comments, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3 months on the job as an auto salesman at xx. BWR1 had multiple jobs in the last 2 years.
BWR2 has 2 months on the job as an auto salesman at xx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the borrowers were not employed at closing. BWRs have new jobs and the revised DTI is XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X months on the job as an auto salesman at xx. BWRX has X months on the job as an auto salesman at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,970.24	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,473.64	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	46.266%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a prior execution of money judgment (xx) against the subject property in favor of xx, as assignee of HSBC, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,006.26 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,473.64 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $396,132.77.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $396,132.77.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has been SE for 3.66 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxdid not use the average for xx. xx.XX%. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. BWR is SE with xx.X years, FICO XXX, $X,XXX residual income and $XX.XK equity in the subject property."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."
* xxfails xxpublic guidelines) QM points and fees test due to fees charged $xx exceed fees threshold of $xx over by +$XXX.XX.
The below fees were included in the test:
xx
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $X,XXX.XX.

Loan fails xxpoints and fees test due to fees charged $xx exceed fees threshold of $xx over by +$XXX.XX.
The below fees were included in the test:
xx
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $X,XXX.XX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$766.76	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.81	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	18.947%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,433.62 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,024.81 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $155,868.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $155,868.94.
According to the servicing comments, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.08 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Appraisal incomplete (xx) (xxsubject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."
																																																																																							* Loan does not conform to program guidelines (xxtape shows the subject loan should have closed as a cash-out refinance with no interest rate buydown, as the BWR is buying out the ex-spouse, per their divorce decree. xxreflects a $XXXK payoff to the ex-spouse. Further details not provided. The subject loan closed on xx/xx/XXXX, FICO XXX, XXXX since inception."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,071.10	11/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,288.38	6.090%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	654	646	49.525%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active junior mortgage against the subject property in favor of the xx, Arizona, and the xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument #xx.
The second installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The first installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,493.70 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,288.38 with an interest rate of 6.090%. The current UPB reflected as per the payment history is $369,864.07.
PH shows a large transaction of principal payments other than xxon xx/xx/2025 in the amount of $6,671.03. As per the collection comment dated xx/xx/2025, there are borrower payments.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $369,864.07.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.25 years on the job as an area director at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxinsurance is not active (xxshows subject is not FHA insured."	* Loan does not conform to program guidelines (xxfile show the loan received a DU refer recommendation and does not qualify for manual underwriting. Further details not provided. Subject originated on xx/xx/XXXX."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,326.19	11/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,071.82	6.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	47.178%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX at Book xx, Page xx in the amount of $xx with xx.
There is a junior mortgage against the subject property that originated on xx/xx/XXXX and was recorded on xx/xx/XXXX at Book xx, Page xx in the amount of $xx with the xx, a xx
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,452.01 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,071.82 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $316,974.81.
As per the collection comment dated xx/xx/2025, the payments received in the month of Nov 2025 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $316,974.81.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14 years on the job as a massage therapist with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows the subject loan is not FHA insured." * xxrequired by guidelines (xxreport is missing from the loan documents."	* Loan does not conform to program guidelines (xxshows the subject loan does not qualify for a manual underwrite, as the front debt ratio exceeds XX.XX% and AUS risk recommendation is refer. Further details not provided."
* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."
																																																																																							* xxis missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,648.24	11/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,773.57	7.250%	300	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	54.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The water/sewer charges for the year XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,334.23 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,773.57 with an interest rate of 7.25%. The current UPB reflected as per the payment history is $239,926.65.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $239,926.65.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.83 years on the job as a technician at xx. Previously, BWR had 3 years on the job as a technician at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject is not FHA insured."	* Loan does not conform to program guidelines (xxshows the loan received a DU refer recommendation and does not qualify for manual underwriting. Further details not provided. Subject originated on xx/xx/XXXX."
* Missing or error on the xxrate lock agreement signed by the borrower xx."	* xxtest xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

Loan failed xxthreshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%.

																																																																																								Loan failed xxloan test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,407.10	11/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,054.28	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	49.332%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are X junior mortgages against the subject property. The first junior mortgage in favor of MERS as nominee for xx, in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx, and the second junior mortgage in favor of xx, a nonprofit corporation, in the amount of $xx originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx.
The Xst and Xnd annual installments of county taxes for XXXX/XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd annual installments of county (xx) taxes for XXXX/XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,721.36 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,054.28 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $474,427.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $474,427.60.
Unable to determine RFD.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 2.75 years on the job as an acquisition program manager at the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows the loan is unsaleable, as does not meet TRID/RESPA guidelines for the secondary financing loan. The subordinate lien CD reflects X.XXX% when it should have been at X.XX%. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,328.86	11/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,777.40	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	48.745%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book #xx, page #xx, in the amount of $xx with xx.
The subject mortgage was re-recorded on xx/xx/XXXX to correct the notary state and county on the notary section on Page xx.
There is an active junior mortgage against the subject property in favor of the xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with book #xx, Page #xx.
There are X prior state tax liens against the borrower xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX, in the total amount of $X,XXX.XX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,668.67 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,777.40 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $408,853.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $408,853.44.
Unable to determine the RFD.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 3 years on the job as a servicer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX reflects processing fee at $XXX.XX. CD dated xx/xx/XXXX reflects processing fee at $XXX.XX.
Loan estimate dated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. CD dated xx/xx/XXXX reflects transfer taxes fee at $X,XXX.XX.
This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
The subject is a purchase case originated on xx/xx/XXXX, and the X-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (xxshows BWR does not qualify for the loan program as the BWR has ownership interest in a previous property. Further details not provided."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,809.94	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$770.97	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	810	Not Applicable	24.375%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with bk/pg #xx.
No active judgments or liens have been found.
The first installment of town taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of town taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,103.67 (xx), which was applied for the due date of xx/xx/2025. The current xxis $770.97 and the interest rate is 6.990%. The current UPB reflected as per the payment history is $114,737.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $114,737.18.
As per the comment dated xx/xx/2025, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.5 years on the job as a firefighter with the xx, BWR has 6 months on the job as a firefighter with the xx.75 years on the job as a sergeant with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows borrower is current. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB reflected as per the payment history is $XXX,XXX.XX."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxshows the subject condo unit required and had mold remediation completed, and the investor required the entire building to be remediated. File shows the available XXXXD reflects the inspection and removal of mold was completed. Review of the condo questionnaire does not show any special assessment for mold inspection for the condo project. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,543.61	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	49.776%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been exempted on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,924.21 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,543.61 with an interest rate of 5.880%. The current UPB reflected as per the payment history is $429,121.05.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $429,121.05.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.33 years on the job as an associate with xx. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows SSI income calculated as XXX% non-taxable incorrectly; with the correct factor of XX%, the revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as an associate with xx. Additionally, BWR receives social security income, FICO XXX, XXXX since inception, $XXK equity in the subject, and $xx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,277.00	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,478.80	6.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	33.437%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/Page xx/XXXX, in the amount of $xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The first and second installments of county taxes for XXXX have been paid in the combined amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,922.04 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,478.80 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $226,632.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $226,632.14.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 2.41 years on the job as a doctor of chiropractic with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a doctor of chiropractic with xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,748.64	10/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,178.86	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	39.228%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active junior mortgage against the subject property in favor of the xxamount of $X,XXX.XX, which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument # xx.
The first and second installments of combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,535.35 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,178.86 with an interest rate of 6.880%. The current UPB reflected as per the payment history is $179,082.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025.  The current UPB is $179,082.97.
As per tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.66 years on the job as an economic development administrator at the xx, BWR has been SE as a director for 6.58 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																							* xxshows ineligible condo. The condo questionnaire does not show any damage or repair work. Redfin search shows an estimated value of $XXXK. Current UPB is $XXXK."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,254.08	11/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$370.89	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	44.919%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $605.95 (xx), which was applied for the due date of xx/xx/2025. The current xxis $370.89 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $61,844.19.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $61,844.19.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per tape, the subject property is owner-occupied.
BWR has been SE for 39.08 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the xxdue to the calculated finance charge of $xx exceeds the disclosed finance charge of $xx by -$XX.XX."
																																																																																							* XX TRID xxfailed charges cannot increase more than XX% in the tolerance test. xxdated xx/xx/XXXX reflects the sum of xxfees and the recording fee at $XXX.XX, and the CD dated xx/xx/XXXX reflects the sum of xxrecording fee at +$XXX.XX. This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% per test. xxincrease in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/XXXX, and the SOL is X years."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows X undisclosed installment debts with a total monthly payment of $XXX. xxis over XXX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE for XX.XX years at xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,672.12	10/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,182.78	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	39.437%	First	Final policy	Not Applicable	xx	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property that was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the instrument #xx,XXX.XX with the xx
There are XX prior state tax liens found against the subject borrower in favor of the xx, which were recorded on different dates in the total amount of $XX,XXX.XX.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,513.40 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,182.78 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $182,045.11.	Collections Comments:As per the servicing comment, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $182,045.11.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.25 years on the job as a property maintenance inspector with the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect the condo questionnaire fee. xxdated xx/xx/XXXX reflects the condo questionnaire fee at $XXX.XX. The loan estimate dated xx/xx/XXXX reflects a loan origination fee of $X,XXX.XX. xxdated xx/xx/XXXX reflects a loan origination fee of $X,XXX.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/XXXX, and the SOL is X year."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxshows the condo project was not approved by xxincorrect coverage on the master policy. Further details not provided. Condo questionnaire does not show any special assessment or repairs going on in the subject condo project. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$552.52	11/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$730.87	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	48.442%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior mortgage against the subject property that was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx,XXX.XX with the xx
The first and second installments of county taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $982.08 (xx), which was applied for the due date of xx/xx/2025. The current xxis $730.87 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $100,519.78.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $100,519.78.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.91 years on the job as a skilled craft worker at xx. Previously BWR had 6 months on the job as an assistant store manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows undisclosed debt opened prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a skilled craft worker at xx. xxsince inception, and $XK equity in the subject."
* Cash out purchase (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,735.83	11/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,939.89	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	711	Not Applicable	44.630%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx dba the Lender.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,939.89 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,939.89 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $584,329.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $584,329.34.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 10.25 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxdid not include all rental mortgages, taxes and insurance on all of the BWR properties. xxcannot be determined. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is SE with xx.X years, FICO XXX, $XXK reserves (xx) and $XXX.XK equity in the subject property. XXXX since inception."	* Missing or error on the xxrate lock agreement is missing from the loan file."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$7,748.74	11/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,069.79	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	42.722%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx dba the Lender.
There is an active prior mortgage against the subject property originated on xx/xx/XXXX in favor of xxamount of $xx which was recorded on xx/xx/XXXX with the instrument #xx.
There is an active real estate tax lien against the subject property in favor of the xx, the xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst and Xnd installments of town taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the total amount of $XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,944.01 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,069.79 with an interest rate of 7.250%. The current UPB reflected as per the payment history is $449,295.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $449,295.80.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 11.58 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxfile is missing a lease agreement for a rental property. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is SE with xx, FICO XXX, $X,XXX residual income, and $XXXK equity in the subject property. XXXX since inception."	* Missing or error on the xxlock agreement is missing from the loan file."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,080.45	11/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,844.85	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	738	Not Applicable	46.461%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with bk/pg #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The first installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The water/sewer charges for XXXX are delinquent in the amount of $XX.XX on xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,414.17 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,844.85 and the interest rate is 6.375%. The current UPB reflected as per the payment history is $451,944.96.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $451,944.96.
As per the seller’s tape, the property occupancy is stated as an investor.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.08 years on the job as a teacher at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxagreement is missing from the loan file."	* Loan does not conform to program guidelines (xxshows the borrower xx and X/XX payments to the investor. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB reflected as per the payment history is $XXX,XXX.XX."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,327.11	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	727	Not Applicable	43.741%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The Xst and Xnd annual installments of county taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,560.26 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,327.11 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $187,227.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $187,227.73.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is non-owner occupied.
BWR has 13.91 years on the job as a sheriff's deputy with the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan is NOO and was approved at XX.XX%. Tape states the final VOE showed BWR was not working at closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has XX.XX years on the job as a sheriff's deputy with the xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$50.00	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,030.92	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	33.562%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx dba xx
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,491.70 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,030.92 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $308,894.27.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $308,894.27.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR receives VA benefits and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxfailed the xxpublic guidelines) xxtest due to fees charged $xx exceed fees threshold of $xx over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX.

Loan failed the xxtest due to fees charged $xx exceed fees threshold of $xx over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																							* xxtape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXxx, with a sales price of $XXXK, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXxxshows subject barndominium value appears supported."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$955.42	01/06/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,010.20	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	43.266%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx. There is an active prior child support lien against the borrower xx, which was recorded on xx/xx/XXXX. The Xst installment of county taxes for XXXX has been partially paid in the amount of $XXX.XX on xx/xx/XXXX. The Xst and Xnd installments of county taxes for XXXX are due in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,204.72 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,010.20. The current UPB reflected as per the payment history is $303,361.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB as per the payment history is $303,361.95.
As per the comment dated xx/xx/2025, the subject property was damaged due to water on xx/xx/2025. The BWR received the loss draft in the amount of $37,934.96. Unable to confirm the status of the repairs and further details not available.
Unable to determine RFD.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3 months on the job as an account executive at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Assets do not meet guidelines (xxshows two large deposits were not sourced. Review of file shows a large source of funds totaling $xx is from a relative for the purchase of a spa. Bank statement in file shows $XXK of available assets, satisfying the cash-to-close requirement of $XXK at closing. Further details not provided. The file supports the source of funds for the large deposits. FICO XXX, and $XXK equity in the subject. Subject originated on xx/xx/XXXX." * Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$37,934.96	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,131.75	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,545.27	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	688	Not Applicable	29.349%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installments of county taxes for XXXX/XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,545.27 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,545.27 with an interest rate of 6.990%. The current UPB is $216,411.18.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $216,411.18.
As per the seller’s tape, the subject property is non-owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 18.75 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,307.17	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	28.399%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,659.89 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,307.17 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $359,682.44.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $359,682.44.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR has 17.5 years on the job as a vice president at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* XX TRID xxis Incomplete (xx) "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL is active."
* xxclosing disclosure is missing from the loan documents."
																																																																																							* xxsubject loan has a single-premium MI plan and full amount for xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,424.77	11/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,333.22	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	45.098%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,783.49 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,333.22 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $378,393.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history is $378,393.48.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.75 years on the job as a warehouse team leader at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxshows BWR income declined after closing. Review shows ATR confirmed at time of closing. Subject originated XX/X/XX. XXXX since inception."	* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,157.52	11/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,193.45	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	736	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, xx
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX-XXXX have been due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,193.45 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,193.45 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $479,606.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $479,606.55.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is non-owner occupied.
The subject was approved using DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxsubject was approved as xxshows the business purpose loan included the payoff of over $XXK in personal debt, rendering it ineligible with the investor. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$29,103.57	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$10,085.00	8.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	22.897%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, xx
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $13,451.13 (xx), which was applied for the due date of xx/xx/2025. The current xxis $10,085.00 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $1,322,275.30.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $1,322,275.30.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.58 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx	xx	3: Curable	* xxmissing; loan has escrows (xxescrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (xxshows xxloan has since been brought current. According to the payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB reflected as per the payment history is $X,XXX,XXX.XX."
* Missing proof of hazard insurance (xxinsurance policy is missing from the loan documents."	* xxfailed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points—loan discount fee at $XX,XXX.XX. xxdated xx/xx/XXXX reflects points—loan discount fee at $XX,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
																																																																																								The subject loan is a purchase, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,234.89	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,639.37	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	760	40.141%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, xx
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $XXXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX/XXXX (xx) are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,359.50 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,639.37 with an interest rate of 7.750%. The current UPB reflected as per the payment history is $507,280.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $507,280.61.
Tape and file show the subject property undergoing repairs and improvements. The wall radiant heating does not meet the code, and the garage door that was installed with poor workmanship has not been replaced, as it would allow moisture and pest intrusion. CCs do not show damage.
As per the tape data, the subject is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.08 years on the job as a learning experience designer with xx.
BWR2 has been SE for 9 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Appraisal incomplete (xx) (xxfile show the subject property undergoing repairs and improvements. The wall radiant heating does not meet the code, and the garage door that was installed with poor workmanship has not been replaced, as it would allow moisture and pest intrusion. xxcompletion report is missing from the loan documents. xxdoes not reflect any escrow holdback amount."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase the X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect the Lock extension fee [xx. CD dated xx/xx/XXXX reflects a Lock extension fee [xx,XXX.XX. The loan estimate dated xx/xx/XXXX reflects an xx.XX. xxdated xx/xx/XXXX reflects an xx.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
																																																																																							The subject loan is a purchase case that originated on xx/xx/XXXX, and the SOL is active."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,578.45	11/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$503.42	8.875%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	44.657%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, xx
There is a prior mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx, xx
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $503.42, which was applied for the due date of xx/xx/2025. The current xxis $503.42 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $49,731.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $49,731.75.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 24.5 years on the job as sales manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxtape shows the loan failed the state points and fees test by $XXX.XX, and a refund was sent to the borrower. Further details not provided. xxcompliance test result shows the loan passed xxhigh-cost home loan points and fees threshold test after applying the refund credit."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The initial LE dated xx/xx/XXXX does not reflect rate lock fee. The final CD dated xx/xx/XXXX reflects rate lock fee at $XX.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL is active."	* xxloan failed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at XX.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. The subject is a second lien. The first lien is escrowed.

																																																																																								The loan failed the qualified mortgage safe harbor threshold test due to the calculated APR of X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,108.94	11/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,325.72	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	49.109%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is one junior mortgage against the subject property, which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx.
The Xst and Xnd installments of county taxes for XXXX-XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,806.23 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,325.72 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $209,670.79. As per the comment dated xx/xx/2025, the payments made in the month of January 2025 are BWR payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $209,670.79.
As per the collection comment dated xx/xx/2025, the reason for default is the illness of the borrower.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.33 years on the job as a press operator with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxmiscalculated hourly income and allowed the loan to close without sufficient established credit. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.X years, FICO XXX, $X,XXX residual income. XXXX since inception."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan fails the xxpublic guidelines) QM points and fees test due to fees charged of $X,XXX.XX exceeding the fees threshold of $X,XXX.XX by +$XXX.XX.  The below fees were included in the test: xxpaid by borrower: $X,XXX.XX xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $XXX.XX

The loan fails the qualified mortgage lending policy points and fees test due to Fees charged $X,XXX.XX exceed the fees threshold of $X,XXX.XX by +$XXX.XX.  The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX"
* Loan does not conform to program guidelines (xx): $XX,XXX.XX. Loan amount: $XXX,XXX.XX. xx.XXX%."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the xxdated xx/xx/XXXX reflects xx.XX. The loan estimate dated xx/xx/XXXX does not reflect the xxdated xx/xx/XXXXX reflects xx.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,221.12	11/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,457.74	7.375%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	746	49.734%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,666.10 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,457.74 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $307,435.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $307,435.18.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.83 years on the job as a parts manager at xx.
BWR2 has 8.16 years on the job as a manager at xx.
BWR3 has 2 months on the job as a legal assistant with xx. Previously, BWR3 had 2.5 years on the job as a legal assistant at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx Note	xx	4: Unacceptable	* xxloan failed the higher-priced mortgage loan test (xx)(xx)) due to an APR calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%. The tape and file show the subject loan did not escrow homeowner insurance, which is required for xx. The subject loan originated on xx/xx/XXXX, and the X-year affirmative defense period is open."
* Note is missing or unexecuted (xxoriginal note, along with the lost note affidavit, is missing from the loan file."	* xxfailed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,879.86	12/12/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,650.19	9.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	688	Not Applicable	7.644%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx. There is an active utility lien against the subject property in favor of the xx, xx, which was recorded on xx/xx/XXXX. The amount of the lien is not provided. The annual county taxes for XXXX were paid in the amount of $xx on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $10,816.29 (xx), which was applied for the due date of xx/xx/2025. The current xxis $8,650.19 with an interest rate of 9.375%. The current UPB reflected as per the payment history is $1,029,891.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $1,029,891.87.
As per the collection comment dated xx/xx/2025, the reason for default is payment dispute.
As per the collection comment dated xx/xx/2025, the subject property is vacant.
As per the collection comment dated xx/xx/2025, the forbearance plan was approved for 2 months from xx/xx/2025 to xx/xx/2025.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the loan was reinstated. Further details are not provided.
As per the servicing comment dated xx/xx/2025, the borrower xx. The date of loss is xx/xx/2024, and the borrower xx and the loss draft check was received in the amounts of $xx $xx and $xx on xx/xx/2025. As per the seller’s response, they currently have $xx in restricted escrow, which is the holding account for insurance loss funds. The cornerstone is monitoring the repairs, and the borrower xx. The typical process is that Cornerstone will demand period inspections to ensure repairs are being done, and the borrower xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR has been SE for 15.33 years at xx
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the loan was reinstated. Further details are not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows xxpayment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB reflected as per the payment history is $X,XXX,XXX.XX."	* xxfailed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TRID rate lock disclosure delivery date test.

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* XX TRID xxfailed charges that cannot increase X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect the points - loan discount fee. CD dated xx/xx/XXXX reflects points - loan discount fee at $XXX.XX.
Loan estimate dated xx/xx/XXXX reflects credit report fee at $XXX.XX. CD dated xx/xx/XXXX reflects credit report fee at $XXX.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
																																																																																								The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$238,768.06	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$222.17	$6,934.39	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,847.14	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	49.616%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, INC.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX/XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The second installment of county taxes for XXXX/XXXX has been delinquent in the total amount of $XXX.XX, which was good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,527.96 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,847.14 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $300,665.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $300,665.56.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.66 years on the job as a manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* xxmissing; loan has escrows (xxescrow account disclosure signed by the borrower xx."
* Loan does not conform to program guidelines (xxshows the original xxfindings cannot be retrieved, as the borrower’s credit has expired. The initial AUS decisions are unavailable."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$809.38	2.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	38.381%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,271.89 (xx), which was applied for the due date of xx/xx/2025. The current xxis $809.38 with an interest rate of 2.999%. The current UPB reflected as per the payment history is $170,287.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $170,287.09.
Unable to determine the reason for default.
As per tape data, the property is stated as owner-occupied.
The loan has been modified once since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a sterile processing assistant with xx. Previously, BWR had 2.83 years on the job at the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X months on the job as a sterile processing assistant with xx, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxloan fails the qualified mortgage lending policy points and fees test due to fees charged of $xx exceeding the fees threshold of $X,XXX.XX by +$X,XXX.XX.  The below fees were included in the test: xx,XXX.XX xxpaid by Borrower: $X,XXX.XX"
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects the points—loan discount fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxloan fails the xxpublic guidelines) QM points and fees test due to fees charged of $xx exceeding the fees threshold of $X,XXX.XX by +$X,XXX.XX.  The fees below were included in the test: xx,XXX.XX xxpaid by Borrower: $X,XXX.XX"
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,852.00	08/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,738.16	4.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	744	Not Applicable	41.013%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the total amount of $XXX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,406.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,406.57 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $730,933.39.
Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $730,933.39.
As per tape data, the subject property occupancy is stated as an investor.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.83 years on the job as a dental director with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxlease agreement is missing from the loan file."	* Loan does not conform to program guidelines (xxshows no defect, and the subject is a part of the lower coupon loan sale. Further details not provided. The subject originated on xx/xx/XXXX, FICO XXX."	* Settlement date is different from note date (xxper the document, the settlement date is xx/xx/XXXX, and the note date is xx/xx/XXXX."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$25,690.75	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$6,650.00	$8,767.58	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	751	44.768%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active prior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx, a Delaware limited liability company.
The annual installment of combined taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $6,644.06, which was applied for the due date of xx/xx/2025. The current interest-only payment is $6,644.06 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $1,118,500.00.
Note has interest only period of 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $1,118,500.00.
Unable to determine the reason for default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.41 years on the job as an attorney at xx, xx. BWR1 has prior employment experience as an attorney at xx between xx/xx/2022 and xx/xx/2023 for 1.33 years.
BWR2 has been SE for 2.08 years with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxshows disclosure changing loan terms was provided without X days notice. Loan was qualified with xx. xxfailed the qualified mortgage interest-only test."
* xxis "xxloan failed the revised closing disclosure delivery date test (xx) due to  the revised closing disclosure receipt date is less than three business days before the consummation date xx/xx/XXXX.

																																																																																							This loan failed the qualified mortgage interest only test."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$7,689.23	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,976.35	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	50.211%	First	Final policy	Not Applicable	Not Applicable	04/01/2025	$325,396.16	$59,489.16	6.625%	$1,580.51	05/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. dba xx
There is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual combined, city, school and other taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual combined, city, school and other taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,759.30 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,580.51 with an interest rate of 6.625%. The current UPB is $264,989.56 and the deferred balance is $59,489.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $264,989.56.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as an excavator operator with xx. Previously, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower, xx, and the lender, MERS as nominee for xx, with an effective date of xx/xx/2025, and the new modified unpaid principal balance is $xx out of which $xx is interest bearing. The modified monthly xxis $1,580.51 with an interest rate of 6.625% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is a deferred balance in the amount of $xx and no principal forgiven balance.	Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxseller confirmed the MI coverage is rescinded on the loan."	* ATR - Unable to determine borrower's xxsubject approved at XX.XX%. Tape shows MI was rescinded due to income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X months on the job as an excavator operator with xx, FICO XXX, and $XXK equity in the subject.
xx/xx/XXXX: SOL expired, we will downgrade exception to LVLX."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,409.32	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,291.88	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	810	Not Applicable	49.855%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of xx, a political subdivision of the xx, acting by and through the xx, in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument # xx.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,117.51 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,291.88 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $328,308.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $328,308.21.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a managing director with xx. Additionally, BWR has been SE for 1.50 years at xx, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxshows unallowable condo project. Appraisal and condo questionnaire did not reflect any repairs or safety issues. Further details not provided. Zillow search shows an estimated value at $XXXK. Current UPB is $XXXK."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of $XX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.  Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx Page #xx.XX%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,465.74	08/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,958.79	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	24.360%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $7,187.64 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,958.79 with an interest rate of 4.375%. The current UPB reflected as per the tape is $1,117,691.44.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $1,117,691.44.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 6.5 years on the job as a senior xx.com, Inc.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable		* Loan does not conform to program guidelines (xxshows the subject loan has no defect and is part of a lower coupon sale. Further details not provided. The subject loan originated on xx/xx/XXXX, and FICO XXX."	* xxhome loan toolkit/acknowledgment/disclosure tracking is missing in the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,946.13	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,991.53	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	30.061%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,768.78 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,991.53 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $781,859.47.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $781,859.47.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
BWR has 2.25 years on the job as a regional vice president at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* xxshows the subject closed with single-premium MI paid by the lender."	* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,070.81	12/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,028.78	6.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	657	48.222%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, dba xx
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX is exempt in the amount of $X.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,400.67 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,028.78 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $105,918.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $105,918.06.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 16.91 years on the job as a floor technician at xx. Additionally, BWR1 receives social security income. BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxloan file show that the loan does not qualify for a rate and term refinance. As per LOX, the second mortgage payoff to be linked to the original home purchase.
																																																																																							This loan includes a second mortgage from XXXX, long after the original loan in XXXX. So, the second mortgage is not related to the original purchase. Further details are not provided."	* xxproceed is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	$8,533.35	12/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,094.28	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	26.383%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a prior child support lien in favor of xxamount of $xx which is recorded on xx/xx/XXXX. xxmentioned on supportive documents is inconsistent with the borrower's SSN.
The annual installment of combined taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,417.66 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,094.28 with an interest rate of 2.750%. The current UPB, reflected as per the payment history, is $465,418.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is $465,418.85.
As per the tape, the subject property is owner-occupied.
According to the collection comment dated xx/xx/2025, the reason for default is a servicing problem.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.5 years on the job as a director of product services at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,742.94	9.125%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	641	Not Applicable	42.105%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx. There are no active judgments or liens that have been found. The annual county taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,064.71 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,742.94 with an interest rate of 9.125%. The current UPB is $190,269.77.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $190,269.77.
As per the seller’s tape, the subject property is non-owner-occupied.
Unable to determine the RFD.
The appraisal report is as-is. The photo addendum shows the property needs repairs for the peeling ceiling. The estimated cost of repairs is $100.00. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and child support income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable		* Appraisal incomplete (xx) (xxappraisal report is as-is. The photo addendum shows the property needs repairs for the peeling ceiling. The estimated cost of repairs is $XXX.XX. XXXXD is missing from the loan document, and the final CD does not reflect the escrow holdback." * Loan does not conform to program guidelines (xxshows no defect, and the subject does not have coupon for delivery. Further details not provided. The subject originated on xx/xx/XXXX, FICO XXX."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$100.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,705.76	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,660.06	7.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	40.050%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book-page #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $XX.XX on xx/xx/XXXX.
The Xst installment of city taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual utilities/MUD charges for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of county & city taxes for XXXX and XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the total amount of $XXX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,088.86 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,660.06 with an interest rate of 7.490%. The current UPB reflected as per the payment history is $236,755.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $236,755.26.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
Tape and the appraisal report dated xx/xx/2025 are subject to completion/repairs due to the property having cosmetic issues. The estimated cost of repairs is not available. CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.33 years on the job as a store manager with xx.
BWR has been SE for 3.16 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxappraisal show the subject has a lot of cosmetic issues. The current owners poured epoxy over some floors and fixtures. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$884.10	$1,565.72	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,258.57	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	49.974%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX was paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX has been delinquent in the total amount of $XXX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,258.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,258.57 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $336,623.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $336,623.12.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.58 years on the job as a management trainee with xx. Additionally, BWR has been SE for 3.83 years at XX.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect points—loan discount fee. CD dated xx/xx/XXXX reflects xx.X. This is an increase in fee of +$XXX.X for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx/xx/XXXX, and the SOL is X year."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject approved at XX.XX%. Tape shows rental income miscalculation. Further details not provided. Lender defect. The revised DTI is XX.XX%. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a management trainee with xx. Additionally, BWR has been SE for X.XX years at XX for X.XX years, FICO XXX, XXXX since inception, $XXXK equity in the subject, and a residual income of $X,XXX. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,416.05	08/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,419.29	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	775	Not Applicable	38.797%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, in the amount of $xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,324.54 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2419.29 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $268,119.54.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $268,119.54.
As per the tape, the subject property is non-owner occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as an architect at xx. Previously, BWR had 1.08 years on the job as a program manager at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* xxis missing (xxlease agreement is missing from the loan file."	* Appraisal incomplete (xx) (xxshows the subject loan has no defect and was closed without an appraisal report, and the PIW disclosure is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,750.08	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,922.75	3.875%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	33.064%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the total amount of $XXXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,638.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,922.75 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $854,844.28.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $854,844.28.
As per tape data the subject property is owner occupied.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a physician at xx. Previously, BWR had 2.75 years on the job as an orthopedic surgeon at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxsubject loan has a single-premium MI plan and full amount for xx."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase fee in the amount of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$502.40	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,460.87	6.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	768	37.030%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx dba xx
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,758.61 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,460.87 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $714,704.70.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $714,704.70.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the seller tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives VA benefits income.
BWR2 has 18.5 years on the job as a health system specialist with the xxfinancial systems.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxfile show the subject did not meet the VA XXX-day seasoning period. The subject loan closed on xx/xx/XXXX."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,588.02	12/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,221.86	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	43.059%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. dba xx
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,562.50 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,221.86 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $261,493.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $261,493.57.
As per the deferred agreement located at Deferral 11.2023 - xx, the deferred amount is $3,665.58.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.08 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2020 with a xx,221.86, a rate of interest of 2.875%, and a maturity date of xx/xx/2051. xxper payment history is $1,221.86, and the rate of interest is 2.875%. The current UPB, as reflected in the payment history, is $261,493.57. As per the tape data, the loan has been modified. The modification agreement is missing from the loan file.	Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxshows the MI was rescinded. xx/xx/XXXX: Seller responded that MI was rescinded on this file and that is the known defect of the loan."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows misrepresentation of income. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for X.XX years at xxequity in the subject."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx.XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,080.80	10/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,644.80	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	39.344%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, xx
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of county taxes for XXXX are due in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,784.59 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,644.80 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $254,312.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $254,312.03.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.83 years on the job as a manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xx) deductible exceeds the agency’s maximum allowable limit. As a result, the insurance coverage does not meet agency guidelines, and the loan fails eligibility requirements"
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,798.24	12/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$581.63	3.250%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	44.054%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
No active judgments or lines have been found.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025 the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,054.25 (xx), which was applied for xx/xx/2025. The current xxis $581.63 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $122,897.83.	Collections Comments:According to the services, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $122,897.83.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 12.5 years on the job as a senior aircraft maintenance manager at the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan cannot be guaranteed by VA, as the BWR has $X base entitlement, which cannot be restored due to retention of the existing VA property, and the loan amount does not exceed the $xx threshold required to utilize bonus entitlement. Subject originated on xx/xx/XXXX."
* xxsubject loan has a single-premium MI plan and full amount for xx."	* xxis "xxfailed xxdue to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in this test:
Title - Final Title Report paid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower xx,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, and its recommendation is “xxwith a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,122.49	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	757	755	44.535%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
  No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the total amount of $xx on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $7,895.36 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,122.49 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $794,223.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $794,223.09.
  No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
The loan has not been modified since origination.
  No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
BWR1 has been SE for 4.33 years at xx
BWR2 has 4.16 years on the job as an adjunct faculty member with xx. Additionally, the BWR2 has been SE for 1.16 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows the lender used one year's tax return instead of two years. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has been SE for X.XX years at Engineering Inspection Services. BWRX has X.XX years on the job as an adjunct faculty member with xx. Additionally, the BWRX has been SE for X.XX years at xxsince inception and $XXXK equity in the subject."	* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,917.93	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,689.17	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	815	Not Applicable	49.486%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are no active judgments or liens that have been found.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,165.15 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,689.17 with an interest rate of 5.500%. The current UPB is $293,148.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $293,148.43.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives 401k distribution and social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows income miscalculation, as the lender did not document receipt of XXXk distribution income. xxis XXX.XX%. Further details not provided. Lender defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR receives XXXk distribution and social security income, FICO XXX, XXXX since inception, and $XXK equity in the subject."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,939.94	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	767	34.655%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a California limited liability company.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,870.08 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,939.94 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $602,517.09.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $602,517.09.
Unable to determine the reason for the default.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.25 years on the job as a financial examiner with the xx
BWR2 has 3 months on the job as a registered nurse with xx. Additionally, BWR2 has 6 months on the second job as a registered nurse with xx. Previously, BWR2 had multiple jobs in the last 2 years in the same line of work.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable		* xxis not active (xxshows the subject loan has no defect and originated as a jumbo loan requiring no xxfile show the subject closed with single-premium MI purchased post-closing."	* xxmissing; loan has escrows (xxescrow account disclosure signed by the borrower xx." * Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,002.59	12/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,099.47	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	47.401%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is one junior mortgage against the property, which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx, in the amount of $XX,XXX.XX.
The annual installment of combined taxes for the year XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The annual water/sewer charges for the XXXX year have been delinquent in the amount of $XXX.XX, good through xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2117.21 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,099.47 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $235,596.04.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $235,596.04.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 2.50 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows income miscalculation. xxis XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for X.XX years at xx, FICO XXX, XXXX in the last XX months, $XXK equity in the subject, and $XXX residual income."
* xxfails xxpublic guidelines) QM points and fees test due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xx,XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xx,XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx Page#xx.XX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,148.04	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,882.23	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	810	812	48.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. No active judgments or liens have been found. The Xst and Xnd installments of combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX. No prior year’s taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,669.98 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,882.23 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $451,775.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $451,775.75.
As per the tape, the subject property is owner-occupied.
The appraisal report is completed as is. The supplemental addendum shows deferred maintenance as worn flooring, walls, and lack of overall upkeep due to the property remaining vacant for some time. The estimated cost to cure is $25xxis missing from the loan file. The final CD does not reflect the escrow holdback amount. xxdo not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.25 years on the job as a lecturer with xx.
BWR2 has been SE as a licensed contractor for 7.58 years. Additionally, BWR2 has 23.66 years on the job as a conservation biologist at the xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxloan file is as-is. Tape and a supplemental addendum show deferred maintenance as worn flooring, walls, and lack of overall upkeep due to the property remaining vacant for some time. Estimated cost to cure is $XXxxengineer's inspection report verifying the completion of repair and structural integrity is missing from the loan file. xxdoes not reflect the escrow holdback amount."	* Loan does not conform to program guidelines (xxshows the flood certification notice was not signed at least XX days prior to the document. File shows the certificate was signed on xx/xx/XXXX." * Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$25,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,533.41	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,284.29	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	780	Not Applicable	42.385%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received onxx/xx/2025 in the amount of $1,724.61 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,284.29 with an interest rate of 5.625%. The current UPB reflected as per the payment history is $207,545.23.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $207,545.23.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.41 years on the job as a senior operations manager with xx. Additionally, BWR has been SE for 5 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxshows the subject condo project budget lacking required reserves. Appraisal report is as is. Condo questionnaire shows a total reserves deficit of $XXK, and the association has planned a special assessment of $Xxxdetails not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase fee in the amount of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$7,299.47	07/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,441.61	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	814	Not Applicable	41.491%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,229.31 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,441.61 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $1,091,150.05.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $1,091,150.05.
As per the tape, the subject property occupancy is stated as a secondary home.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 26.83 years on the job as an xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the subject loan has no defect and is part of a lower coupon sale. Further details not provided. The subject loan originated on xx/xx/XXXX, and FICO XXX."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX.
Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX.
This is a cumulative increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than XX% tolerance test. xxdated xx/xx/XXXX reflects the sum of xxfees and Recording fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects the sum of xxfee at $X,XXX.XX. This is a cumulative increase of +$XXX.XX for charges that in total cannot increase more than XX% test. xxincrease in fee is missing from the loan documents.
Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,432.30	12/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,265.20	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	38.454%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.A.
The Xst and Xnd installments of the combined taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX, respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,603.17 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,265.20 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $259,693.04.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $259,693.04.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details are not provided.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 11 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	2: Acceptable with xx	* Appraisal incomplete (xx) (xxsubject loan closed without appraisal. PIW disclosure signed by the borrower xx. Zillow search shows an estimated value of $XXXxxcurrent UPB is$XXXK."
* ATR - Unable to determine borrower's xxsubject approved at XX.XX%. Tape shows BWR was not employed  prior to closing. Further details not provided. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is expired. BWR has XX years on the job as a xx, FICO XXX."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,271.73	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,954.14	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	677	680	25.640%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,493.87 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,954.14 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $422,734.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $422,734.67.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.41 years on the job as a xx.
BWR2 has 5.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable		* Appraisal incomplete (xx) (xxsubject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value at $X.XXM. Current UPB is $XXXK."	* ATR - Unable to determine borrower's xxsubject approved at XX.XX%. Tape shows lender used cannabis income to quality xxdetails not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X.XX years on the job as a xx. BWRX has X.XX years on the job as a xx, FICO XXX, and XXXX in the last XX months."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,979.90	12/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,691.44	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	817	829	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX are due in the total amounts of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,699.38 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,691.44 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $373,549.57.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $373,549.57.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxfile show subject did not meet the VA XXX-day seasoning period. Subject originated on xx/xx/XXXX."	* XX TRID Tolerance Test Failed (xx) "TRID violation due to decrease in lender credit on CD dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of -$XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,340.04	12/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,834.53	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	51.727%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,468.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,834.53 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $472,118.39.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $472,118.39.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11.91 years on the job as a principal product owner with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable		* Assets do not meet guidelines (xx) "The TRID tolerance test is incomplete due to xxis missing from the loan documents." * xxinitial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxmiscalculated bonus income. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.XX years, FICO XXX, $X,XXX residual income, $XXX.XK reserves and $XX.XK equity in the subject property and XxXX since inception."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,545.41	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,038.73	2.500%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	758	729	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,514.82 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,038.73 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $229,960.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $229,960.39.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxrefinance loans, there should be a waiting period or gap between the XXX-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,344.76	08/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,082.23	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	696	734	36.957%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
No active judgments or liens have been found.
The annual installments of combined taxes for XXXX & XXXX have been paid in the total amount of $xx on xx/xx/XXXX & xx/xx/XXXX.
The Xst installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,312.23 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,082.23 with an interest rate of 3.00%. The current UPB reflected as per the payment history is $657,891.77.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to tape as of xx/xx/2025, the borrower xx and the next due date is xx/xx/2025. The current UPB is $657,891.77.
As per tape data, subject property is stated as owner occupied.
Unable to determine the reason for default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.5 years on the job as a research scientist at xx. Previously, BWR1 had 2.08 years on the job as an associate at xx.
BWR2 has 2.08 years on the job as a public-private partnership specialist with the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxshows no flaw lower coupon loan sale. Further details not provided."	* xxproceed is missing from the loan documents." * Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,656.05	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,021.65	2.625%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	789	Not Applicable	38.647%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX-XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX-XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The water charges for XXXX are due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,682.44 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,021.65 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $112,403.88.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $112,403.88.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the subject property occupancy is stated as an investor.
Unable to determine the reason for the default.
The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 7.41 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxlease agreement is missing from the loan documents."	* Loan does not conform to program guidelines (xxshows no defect, and the subject is a part of the lower coupon loan sale. Further details not provided. The subject originated on xx/xx/XXXX, FICO XXX."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,860.14	5.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	765	Not Applicable	49.691%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,541.82 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,860.14 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $304,915.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current xxis $1,860.14 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $304,915.48.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a senior investment associate at xx. Previously, BWR had 1.66 years on the job as an associate with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxinfinity compliance report show the loan failed for the xxtest. Further details are not provided."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxfailed qualified mortgage safe harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%.

Loan failed qualified mortgage APR threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
* XX TRID xxfailed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxfailed xxpublic guidelines) xxtest due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX. AUS is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,323.31	2.750%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	797	Not Applicable	24.785%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.L.C.
There are two junior UCC liens against the subject property in favor of xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,654.92 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,323.31 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $139,111.67.

Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $139,111.67.
As per tape, the subject property occupancy is stated as an investor.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.58 years on the job as a psychiatric-mental health nurse practitioner at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable		* Appraisal incomplete (xx) (xxshows the subject loan has no defect and was closed without an appraisal report, and the PIW disclosure is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,697.65	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	781	49.337%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are no active judgments or liens that have been found.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,149.41 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,697.65 with an interest rate of 5.875%. The current UPB is $282,132.60.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $282,132.60.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5 years on the job as the head of English associated with xx.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows income miscalculation. xx.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X years on the job as the head of English associated with xx. BWRX receives social security income, FICO XXX, XXXX since inception, $XXXK equity, and $X,XXX residual income."	* xxis missing from the loan documents."	* XX TRID xxis Incomplete (xx) "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* xxborrower's intent to proceed is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,618.29	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,542.16	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	32.419%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utilities/MUD charges for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utilities/MUD charges for XXXX is delinquent in the amount of $X,XXX.XX and is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,542.16 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,542.16 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $327,066.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $327,066.58.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data the subject property is owner-occupied.
BWR has 25.66 years on the job as a head of process at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxshows using the lower appraised value of $XXXK, the LTV increases from XX.XX% to XX.XX%, which exceeds the max LTV of XX%. XXXX and AUS show an appraised value of $XXXxxsearch shows an estimated value of $XXXK. Current UPB $XXXK."	* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,489.00	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,352.05	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	754	714	34.904%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page # xx.
There is one junior mortgage against the subject property that was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx,XXX.XX with the xx
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,881.96 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,352.05 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $225,693.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $225,693.11.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.58 years on the job as a corporate gift-in-kind specialist with xx. Previously, BWR had 5 months on the job as a treatment coordinator with xx.
BWR2 has 1.5 years on the job as a sales representative with xx. Previously, BWR had 4 months on the job as a shift lead with xx. Prior to that, BWR had 1.41 years on the job as a barista with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxfile show the late fee on the CD is X% and should be X%, as the subject loan was originated as an xx,XXX.XX. Further details not provided. Subject loan originated on xx/xx/XXXX, xxsince inception."
* Missing or error on the xxrate lock agreement signed by the borrower xx."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the tax fee. CD dated xx/xx/XXXX reflects tax fee of $XX.XX. The loan estimate dated xx/xx/XXXX does not reflect the xxdated xx/xx/XXXX reflects xxlender at $XXX.XX. The loan estimate dated xx/xx/XXXX reflects appraisal fee of $XXX.XX. xxdated xx/xx/XXXX reflects appraisal fee of $XXX.XX. The loan estimate dated xx/xx/XXXX reflects credit report fee at $XX.XX. CD dated xx/xx/XXXX reflects credit report fee at $XXX.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$12,089.62	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,370.50	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	774	25.662%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a prior mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with instrument #xx.
The Xst and Xnd installments of combined taxes for XXXX were paid in the amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
The annual water charges for XXXX are due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,475.14 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,370.50 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $287,774.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $287,774.61.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.16 years on the job as a teacher with xx.
BWR2 has 9.41 years on the job as a package car driver with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows the subject loan has no defect, and the loan is aged out. Further details not provided. Subject originated xx/xx/XXXX, FICO XXX, and XXXX in the last XX months."	* XX TRID Tolerance Test Failed (xx) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X.XX. This is decrease of +$X,XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,795.27	11/26/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$779.85	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	668	Not Applicable	36.468%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with Book xx, Page xx, in the amount of $xx with xx.
There is a state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
There are two writs of fieri facias against the borrower, xx, in favor of xx, assignee of xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX, in the total amount of $X,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1300.08 (xx), which was applied for the due date of xx/xx/2025. The current xxis $779.85 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $157,593.34.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $157,593.34.
As per tape data, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx. xxwas dismissed on xx/xx/2025 and terminated on xx/xx/2025.
The loan has not been modified since origination.
BWR has been SE for 14.25 years at xx

Foreclosure Comments:Not Applicable
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $220,000.00. The unsecured portion is $0.00. xxwas filed by the creditor, xx, on xx/xx/2023, with the secured claim amount of $xx and the arrearage amount of $2,042.17. xxplan filed on xx/xx/2023 was confirmed on xx/xx/2023. There is no comment indicating a cramdown. xxwas dismissed on xx/xx/2025 and terminated on xx/xx/2025.	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the borrower xx. Further details are not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for XX.XX years at xx, FICO XXX, and XXK equity in the subject."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X.XX. This is decrease of +$XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents.

Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxfailed the xxpublic guidelines) xxtest due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xx,XXX.XX
xxpaid by Borrower: $X,XXX.XX.

Loan failed the xxtest due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xx,XXX.XX
xxpaid by Borrower: $X,XXX.XX."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,256.41	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,239.64	7.125%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	742	724	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,753.43 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,239.64 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $179,532.22.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $179,532.22.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	4: Unacceptable	* MI, xxmissing and required (xxconfirmed the subject loan is not insurable by the VA."	* Loan does not conform to program guidelines (xxfile show the subject did not meet the VA XXX-day seasoning period. Subject closed on xx/xx/XXXX."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$17,529.34	10/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,183.83	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	34.710%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX at Instrument # xx.
There is one junior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
The annual combined taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,846.03 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,183.83 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $615,043.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $615,043.03.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.66 years on the job as a manufacturing manager II with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan exceeded the FNMA delivery time of X months. Further details not provided. The loan originated on xx/xx/XXXX, and FICO XXX."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect the rate lock fee. xxdated xx/xx/XXXX reflects rate lock fee of $X,XXX.XX. The loan estimate dated xx/xx/XXXX reflects appraisal re-inspection fee at $XXX.XX. xxdated xx/xx/XXXX reflects appraisal re-inspection fee of $XXX.XX. The loan estimate dated xx/xx/XXXX reflects  credit report fee at $XX.XX. xxdated xx/xx/XXXX reflects credit report fee of $XXX.XX. The loan estimate dated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. xxdated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,322.08	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$971.60	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	37.886%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book #xx, page #xx, in the amount of $xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,300.27 (xx), which was applied for the due date of xx/xx/2025. The current xxis $971.60 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $203,157.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $203,157.40.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.66 years on the job as a cook with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Assets do not meet guidelines (xxshows down payment and closing costs were not satisfactorily verified. Bank statements in the file show assets in the amount of $xx; gift assets verified of $X,XXX supported by a gift letter satisfy the cash-to-close requirement of $X,XXX.XX. The subject originated on xx/xx/XXXX, FICO XXX."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows income miscalculation. Further details not provided. xxis XX.XX%. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as a cook with xx, FICO XXX, XXXX in the last XX months, $XXK equity in the subject, and residual income of $X,XXX."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* Property is xxhome is affixed to the land. As per the appraisal report located at xx, the subject property is a manufactured home. The affidavit of affixation and manufactured home rider attached to the recorded mortgage located at “Ln#xx. #xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,514.31	2.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	774	696	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the amount of $xx with xx.
No active judgments or liens have been found.
The annual water charges for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,241.04 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,514.31 with an interest rate of 2.375%. The current UPB, reflected as per the payment history, is $551,508.85.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is $551,508.85.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows that the VA seasoning requirement does not meet GNMA guidelines. The prior mortgage was originated on xx/xx/XXXX, with a first payment date of xx/xx/XXXX, and the subject loan was originated on xx/xx/XXXX. The subject loan was originated within XXX days of the prior mortgage, it does not satisfy the GNMA requirement of XXX days. No further details are provided."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
* xxsubject loan has a single-premium MI plan and full amount for xx."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower xx on xx/xx/XXXX. The subject is a refinance case originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects the points—loan discount fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,436.92	12/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,814.63	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	730	727	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX-XXXX has been paid in the amount of $XXXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX-XXXX is due in the amount of $XXXX.XX on xx/xx/XXXX.
 No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2719.87 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1814.63 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $387,430.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $387,430.68.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxrefinance loans, there should be a waiting period or gap between the XXX-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."	* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,197.09	12/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,469.59	3.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	647	51.365%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are five child support liens against the borrower xx, which were recorded on different dates in the total amount of X.XX. xx.
There is one UCC lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX.
The Xst installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,950.43 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,469.59 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $315,397.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $315,397.33.
According to tape data, the subject property is owner-occupied.
The loan has been modified once since origination.
The reason for the default is unable to be determined.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 3.91 years on the job as a janitorial team member at xx.
BWR2 has 1.5 years on the job as a security professional at xx. Previously, BWR2 had 6.5 years on the job as a security guard at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxtape shows the subject loan is not FHA insured. xx/xx/XXXX: Seller responded that this loan is not insured and that is the known defect of the loan."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows undisclosed debt with a monthly payment of $XXX. xxis XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X.XX years on the job as a janitorial team member at xx. BWRX has X.X years on the job as a security professional at xx, FICO XXX, XXXX in the last XX months, $XXK equity in the subject, and $X,XXX residual income."
* XX TRID Tolerance Test Failed (xx)     "TRID violation due to decrease in lender credit in initial closing disclosure dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of $XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents.
Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,565.14	12/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$440.06	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	708	Not Applicable	47.285%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, Page #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $821.84 (xx), which was applied for the due date of xx/xx/2025. The current xxis $440.06 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $87,612.45.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026.  The current UPB is $87,612.45.
As per the tape, the subject property occupancy is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.08 years on the job as an HVAC technician at xx. Hottel, xx, BWR has been SE for 6.33 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxagreement is missing from the loan documents."		* ATR - Unable to determine borrower's xxsubject loan was approved as NOO at XX.XX%. The tape shows the lender did not obtain the SE income documentation. The revised DTI is XX.XX%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as an HVAC technician at xx. Hottel, xx, BWR has been SE for X.XX years at xx, XXXX last XX months, $XXK equity in the subject, $X,XXX residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,739.90	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$638.86	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	30.192%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
There is an active junior mortgage against the subject property in favor of xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the xx.
There is a UCC lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX.
The annual county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $973.05 (xx), which was applied for the due date of xx/xx/2025. The current xxis $638.86 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $106,525.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $106,525.75.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
BWR1 has been SE as a contractor for 1.75 years. Previously, BWR1 was SE for 3 years at xx
BWR2 has 3.50 years on the job as a delivery driver with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the investor did not allow HFA programs, as the subject loan closed with the xxdetails not provided. The subject originated on xx/xx/XXXX, FICO XXX."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."	* xxloan failed the Kansas license validation test."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,213.30	12/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,517.17	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	780	44.395%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active real estate lien against the subject property in favor of the xxamount of $X,XXX.XX, recorded on xx/xx/XXXX.
The Xst and Xnd installments of town taxes for XXXX have been paid in the total amount of $X,XXX.XX.
The annual installment of water/sewer charges for XXXX has been delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3306.30 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,517.17 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $357,815.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $357,815.30.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
BWR1 receives social security income.  BWR 2 has 4.5 years on the job as a social worker with the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxappraisal report shows property condition is CX and is subject to multiple interior and exterior repairs. The estimated cost to cure is $Xxxis missing from the loan file. The final CD does not reflect escrow holdback. Tape shows repairs were made and appraisal was not updated."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxloan fails the qualified mortgage lending policy points and fees test due to fees charged of $xx exceeding the fee threshold of $xx by +$X,XXX.XX. The below fees were included in the test: xxpaid by Borrower: $xx xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the appraisal re-inspection fee. xxdated xx/xx/XXXX reflects an appraisal re-inspection fee of $XXX.XX. The loan estimate dated xx/xx/XXXX reflects the xx,XXX.XX. CD dated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase that originated on xx/xx/XXXX, and the SOL is X year."
* xxloan fails the xxpublic guidelines) QM points and fees test due to fees charged of $xx exceeds the fees threshold of $xx by $X,XXX.XX. The below fees were included in the test: xxpaid by Borrower: $xx xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"	* xxtest xxloan failed the higher-priced mortgage loan test (xx)(xx)) due to an APR calculated at X.XXX%, which exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx), and (xx). The loan failed the xx.XX xxdue to the APR calculated at X.XXX%, which exceeds the disclosed APR of X.XXX% by +X.XXX%.
																																																																																								The loan failed the xxdue to the APR calculated at X.XXX%, which exceeds the disclosed APR of X.XXX% by +X.XXX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,273.38	12/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,803.15	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	743	47.070%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page # xx.
There are X prior state tax liens against the borrower xx and the xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $XX,XXX.XX.
The first installment of county taxes for XXXX has been paid in the amount of $XX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The first installment of county taxes for XXXX has been paid in the partial amount of $X,XXX.XX on xx/xx/XXXX.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,676.70 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,803.15 with an interest rate of 7.500%. The current UPB is $399,086.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $399,086.73.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1.50 years on the job as a baker with xx. Previously, BWR1 had multiple jobs in the last two years.
BWR2 has 2.41 years on the job as a care coordinator at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows the lender is not able to sell xxloans to their normal aggregator due to the aggregator working on solving issues with xx. Further details not provided. The subject loan originated on xx/xx/XXXX, FICO XXX."	* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to the borrower xx.XX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,462.35	12/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,698.75	5.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	633	627	37.880%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx dba xx
There is one junior mortgage against the subject property originated on xx/xx/XXXX in favor of xxamount of $xx which was recorded on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,160.70 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,698.75 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $453,490.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $453,490.98.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.66 years on the job as an access control manager with xx. Previously, BWR1 had 7.08 years on the job as an xx.
BWR2 has 2.66 years on the job as a service coordinator with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxinsurance is not active (xxtape shows the subject loan is not FHA insured. xx/xx/XXXX: Seller responded that this loan is not insured and that is the known defect of the loan."	* xxviolations (xx) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects a lender credit of $XXX.XX, and the final CD dated xx/xx/XXXX reflects a lender credit of $X.XX. This is a decrease of +$XXX.XX for the fee in the final CD, which has a X% tolerance test. The subject loan is refinance case originated on xx/xx/XXXX, and the X-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (xxshows the loan was not repurchased, as the seller was unable to sell due to the FHA case number being pulled too early. Further details not provided. The subject originated on xx/xx/XXXX, FICO XXX."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,203.28	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,496.33	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	823	737	49.934%	First	Final policy	Not Applicable	Not Applicable	06/01/2025	$272,537.45	Not Applicable	6.875%	$1,826.25	06/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. No active judgments or liens have been found. The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,826.25, which was applied for the due date of xx/xx/2025. The current xxis $1,826.25 with an interest rate of 6.875%. The current UPB is $270,651.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $270,651.42.
As per the comment dated xx/xx/2025, the borrower xx, and the DOL is xx/xx/2025. As per the comment dated xx/xx/2025, the borrower xx on xx/xx/2025 and $508.29 on xx/xx/2025. As per the seller's response located at "xx" the updated servicing comments identify that all draws have been released, all inspections are in order, all work has been completed, and the claim has been closed.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the loan has been recast.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives SSI and pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The recast agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2025. As per the recast term, the new principal balance is $272,537.45. The monthly xxis $1,826.25 with an interest rate of 6.875% beginning on xx/xx/2025 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount.	xx	3: Curable	* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects a point loan discount fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects a point-loan discount fee at $X,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/XXXX, and the SOL of X years is active."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxused the full lease amount for the departing residence and miscalculated taxes on rental properties. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR’s both receive xx, FICO XXX, $X,XXX residual income, $XXX.XK reserves and $XXK equity in the subject property. XXXX last XX months."
																																																																																								* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$37,537.23	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,317.80	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,775.41	2.625%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	642	43.191%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx, organized and existing under the laws of the xx
The Xst and Xnd installments of county taxes for XXXX-XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,641.24 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,775.41 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $614,787.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $614,787.94.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.58 years on the job as an aircraft mechanic work leader at xx.
BWR2 has 4.75 years on the job as a plumbing service manager at xx, xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Loan does not conform to program guidelines (xxfile show subject did not meet the VA XXX-day seasoning period. Subject originated on xx/xx/XXXX."	* XX TRID xxis Incomplete (xx) "TRID tolerance test is incomplete as initial LE is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxborrower's intent to proceed is missing from the loan documents."
																																																																																								* xxis missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	$10,761.02	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,776.88	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	669	Not Applicable	35.737%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX was due in the amount of $xx on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $5,063.36 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,776.88 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $617,074.55.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $617,074.55.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 7.41 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan was too aged. Further details not provided. Subject loan originated on xx/xx/XXXX, and FICO XXX."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does reflect points - loan discount fee at $X,XXX.XX and lock extension Fee at $X.XX. CD dated xx/xx/XXXX reflects points - loan discount fee at $xx and lock extension fee at $X,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and recording fee at $XXX.XX. CD dated xx/xx/XXXX reflects the sum of xxrecording fee at $XXX.XX. This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents."
																																																																																								* Missing or error on the xxlock agreement signed by BRW is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$586.66	09/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$670.79	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	40.270%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior mortgage against the subject property, which originated on xx/xx/XXXX in favor of the xx, which was recorded on xx/xx/XXXX with instrument #xx,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and on xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the amount of $XX.XX which is due on xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $842.51 (xx), which was applied for the due date of xx/xx/2025. The current xxis $670.79 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $103,619.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $103,619.98.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1 year on the job as a caseworker at xx. Previously, BWR was a full-time student at the xx.75 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxappraisal report is as-is. Tape and the property contract disclosure show moisture and water dampness in the basement. XXXXxxinspection report by a qualified professional is missing from the loan documents. The estimated cost to cure is not available in the loan file. The final CD does not reflect the escrow holdback. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."		* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to in the amount of $XXX.XX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$190.89	12/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,234.86	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	733	717	37.753%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xxoration.
There is an active junior mortgage against the subject property in favor of the xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument #xx.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025 the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,343.39 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,234.86 with an interest rate of 5.375%. The current UPB reflected as per the payment history is $209,119.45.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $209,119.45.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 is self-employed and has been running multiple businesses for 4.58 years.
BWR2 is self-employed and has been running multiple businesses for 9.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxtape shows no evidence that the parcel located across the street is non-buildable. The appraisal report shows that each individual lot is not large enough for any improvements to be built. Further details are not provided."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the lender did not obtain a third-party verification of employment or CPA letter to support borrower’s self-employment. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX is self-employed and has been running multiple businesses for X.XX years. BWRX is self-employed and has been running multiple businesses for X.XX years, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject."
* xxfails xxpublic guidelines) QM points and fees test due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X.XX
xx,XXX.XX
xxpaid by Borrower: $xx
xxpaid by Borrower: $XX.XX.

Loan fails xxpoints and fees test due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X.XX
xx,XXX.XX
xxpaid by Borrower: $xx
xxpaid by Borrower: $XX.XX."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,574.29	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,050.30	2.625%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	32.921%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of county taxes for XXXX were due in the total amount of $XXX.XX on xx/xx/XXXX & xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,425.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,050.30 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $231,627.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $231,627.06.
As per tape data, the subject property is stated as owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
BWR has 5 years on the job as a territory manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxseller confirmed the MI coverage is rescinded on the loan. xx/xx/XXXX: Seller responded that this loan is not insured and that is the known defect of the loan."	* Loan does not conform to program guidelines (xxshows per xx, the maximum allowable base loan amount excluding the financed upfront mortgage insurance premium is $xx; the subject loan closed at $xx exceeding the limit by $X,XXX.XX. Further details not provided. Subject originated on xx/xx/XXXX."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects the appraisal fee at $XXX.XX. xxdated xx/xx/XXXX reflects appraisal fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,804.40	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,528.62	2.750%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	41.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a prior credit card judgment against the borrower xx xx, N.A., which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX. xx.
The Xst installment of county taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,258.11 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,528.62 with an interest rate of 2.75%. The current UPB reflected as per the payment history is $334,066.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $334,066.76.
As per the servicing comment dated xx/xx/2025, the reason for default is a servicing problem.
As per tape, the subject property is currently owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.25 years on the job as an environmental supervisor with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxseller confirmed the MI coverage is rescinded on the loan. xx/xx/XXXX: Seller responded that this loan is not insured and that is the known defect of the loan."	* Loan does not conform to program guidelines (xxshows the loan is uninsurable. The case number expired on xx/xx/XXXX, and the loan closed on XX/X. Further details not provided."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxfailed xxthreshold test due to APR calculated at X.XXX% xxthreshold of X.XXX% by -X.XXX%. The subject loan is escrowed.

The loan fails the qualified mortgage lending policy points and fees test due to fees charged, $xx exceeding the fees threshold of $xx by +$X,XXX.XX.  The below fees were included in the test: xx xxpaid by Borrower: $X,XXX.XX"
* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is available; COC is not getting tested due to the loan failing the TRID delivery and timing test. The subject loan is a refinance that originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxloan fails the xxpublic guidelines) QM points and fees test due to fees charged of $xx exceeding the fees threshold of $xx by +$X,XXX.XX.  The below fees were included in the test: xx xxpaid by Borrower: $X,XXX.XX"
* xxinitial XXXX signed by the loan originator is missing from the loan documents."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxdefined by loan findings (xxloan fails the xxbecause the fees charged, $xx exceed the fee threshold of $xx by $X,XXX.XX. The below fees were included in the test: xx xxpaid by Borrower: $X,XXX.XX"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,304.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,511.29	2.375%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	756	781	42.290%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $1,511.29 with an interest rate of 2.375%. The current UPB reflected as per the tape is $181,116.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $181,116.92.
Unable to determine the reason for the default.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.25 years on the senior engineer at the xx
BWR2 has 4 years on the job as a senior web designer at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable		* Appraisal incomplete (xx) (xxshows the subject loan has no defect and was closed without an appraisal report, and the PIW disclosure is missing from the loan documents. Zillow search shows an estimated amount at $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,461.65	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$997.90	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	No	Not Applicable	No	769	790	40.078%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,445.52 (xx), which was applied for the due date of xx/xx/2025. The current xxis $997.90 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $158,525.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $158,525.86.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a safety technician at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx	xx	3: Curable	* xxmissing; loan has escrows (xxinitial escrow account disclosure signed by the borrower xx."
* Loan does not conform to program guidelines (xxshows the manufactured home is at XX% LTV, which exceeds GSE eligibility limits and renders the loan ineligible for sale to the GSEs, and the AUS findings are not valid as the property type was not identified as a manufactured home. Further details not provided. Subject originated on xx/xx/XXXX."
																																																																																							* Missing flood cert (xxflood certificate is missing from the loan documents."	* Property is xxper the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider attached to the recorded mortgage located at “Ln#xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,609.38	$5,984.75	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	714	Not Applicable	38.958%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last interest-only payment was received on xx/xx/2025 in the amount of $4,589.44, which was applied for the due date of xx/xx/2026. The current interest-only payment is $4,589.44 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $746,143.31. This loan is in an interest-only period for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $746,143.31.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.83 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxshows HPML loan without an escrow account. Further details are not provided. xxreport shows loan did not fail HPML test."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been an SE for X.XX years at xx, FICO XXX, XXXX in the last XX months, and $XXXK equity in the subject."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxfailed xxtest threshold test is due to the APR calculated X.XXX%. xxthreshold of X.XXX% by +X.XXX%.   The loan failed the xxdue to the APR being calculated at X.XXX%. xxthreshold of X.XXX% by +X.XXX%."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,093.67	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$517.43	6.250%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	29.838%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $862.88 (xx), which was applied for the due date of xx/xx/2025. The current xxis $517.43 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $83,634.14.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $83,634.14.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.

BWR qualified using an offer letter as an HVAC service technician at xx. Previously, BWR had 2.91 years on the job as a senior service technician at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxis "xxloan failed the loan origination fee test due to the fees charged $X,XXX.XX exceed fees threshold of $XXX.XX over by +$XXX.XX.
The following fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XXX.XX."
* Loan does not conform to program guidelines (xxcertificate of eligibility show guarantee cannot be obtained on VA loan, as the BWR does not have any entitlement available. Total entitlement charged on the previous VA loan is $XXxxdetails not provided. Subject loan originated on xx/xx/XXXX."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																							* xxloan is not insured per the tape."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,706.11	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,081.97	6.125%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	652	Not Applicable	39.862%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $7,581.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $6,081.97 with an interest rate of 6.125%. The current UPB is $619,136.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $619,136.18.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 13.83 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxshows the subject is a condotel. The subject unit is located at the xxproject, located in the city of xxproject has amenities such as a restaurant, spa, pools. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."	* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,768.71	11/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,435.71	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	797	35.690%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst & Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $5,410.31 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,435.71 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $700,003.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $700,003.39.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 3.08 years with xx. Additionally, BWR1 has been SE for 2.66 years at xx
  BWR2 has 2 months on the job as a xx. Additionally, BWR2 has been SE for 3.08 years with xx.66 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows miscalculation of income. The revised DTI is XX.XX%. Further details not provided. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has been SE for X.XX years at xx, BWRX has been SE for X.XX years at XXXX. BWRX has X months on the job as a xx. Additionally, BWRX has been SE for X.XX years with xx.XX years at xx, XXXX since inception, $XXK equity in the subject, and $X,XXX residual income. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,957.50	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,124.05	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	49.541%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
  No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,637.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,124.05 with an interest rate of 5.750%. The current UPB is $526,545.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $526,545.14.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as a development manager at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxmiscalculated bonus income. xx.XX%. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.X years, FICO XXX, $XXXX residual income, $XX.XK reserves and $XXX.XK equity in the subject property. XxXX since inception."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,442.27	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,129.24	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	47.045%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of other taxes for XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,250.37 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,129.24 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $355,812.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026.  The current UPB is $355,812.88.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, there is a payment dispute. Further details not provided.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 2.50 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxallowed the loan to close with the BWR being SE and relocating from xxcannot be determined. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is SE with xx. which was established xx/xx/XXXX, FICO XXX, $XX.XK reserves and $XXK equity in the subject property."			* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 12/XX/2024. Notary's signature date on the mortgage/deed of trust is 12/XX/2024. Note date is 12/XX/2024."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,763.43	11/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$886.94	2.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	647	663	56.710%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,522.65 (xx), which was applied for the due date of xx/xx/2025. The current xxis $886.94 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $187,776.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $187,776.55.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5 months on the job as an equipment operator at xx. Previously, BWR1 has 3.41 years on the job with xx.
BWR2 has 2.16 years on the job as a part-time yard team member with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxinsurance is not active (xxseller confirmed the MI coverage is rescinded on the loan. xx/xx/XXXX: Seller responded that this loan is not insured and that is the known defect of the loan."	* xxis "xxinitial closing disclosure receipt date of xx/xx/XXXX is less than three business days before the consummation date of xx/xx/XXXX."
																																																																																							* Loan does not conform to program guidelines (xxshows BWR is not a US citizen and falls under the DACA rule. xxwork authorization permit card is available in the loan file. Further details not provided."	* xxloan failed the Kansas license validation test."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,075.48	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,998.53	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	799	800	33.369%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one UCC lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX. xxjudgment was amended and recorded on xx/xx/XXXX. As per subordination agreement recorded on xx/xx/XXXX located at Ln#xx, this UCC lien has been subordinated to the subject mortgage.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,128.08 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,998.53 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $443,333.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $443,333.58.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.58 years on the job as a machine supervisor at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxfile show the loan amount was changed from $xx to $xx after the loan was cleared to close, and correcting the documents with the accurate information extended beyond the agency delivery deadlines. Further details not provided. Subject originated on xx/xx/XXXX."	* XX TRID Tolerance Test Failed (xx) "TRID violation due to decrease in lender credit on CD dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $XX,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of -$X,XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,210.40	11/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$769.69	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	39.730%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a prior credit card judgment against xxfavor of xx, L.L.C., as assignee of xx, N.A., which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX. The borrower's name mentioned on supportive documents is inconsistent with the borrower's name mentioned on the note and mortgage.
There is a prior credit card judgment against the borrower xx xx, N.A., a corporation, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
There are two credit card judgments against the borrower xx, which were recorded on different dates, for the total amount of $XX,XXX.XX.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX have been delinquent in the amount of $XX.XX, which was due on xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,209.71 (xx), which was applied for the due date of xx/xx/2025. The current xxis $769.69 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $154,744.05.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $154,744.05.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.

BWR has 1.42 years on the job as a driver at xx. BWR has prior employment experience as a driver with xx.42 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxloan was approved at XX%. Tape shows BWR’s capacity to repay the subject mortgage was not established. xxis XX.XX%. Further details not provided. Lender defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as a driver at xx, FICO XXX, XXXX in the last XX months, and $X,XXX residual income."
* xxis "xxloan fails the qualified mortgage lending policy points and fees test due to fees charged, $X,XXX.XX, exceed the fees threshold of $X,XXX.XX by +$XX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX"
* xxloan fails the xxpoints and fees test due to fees charged, $X,XXX.XX, exceed the fees threshold of $X,XXX.XX by +$XX.XX. The below fees were included in the test: xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $XXX.XX"
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,197.60	08/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,921.53	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	42.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is one junior mortgage against the subject property that originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument # xx.
The Xst and Xnd installments of county taxes for XXXX/XXXX are due in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,756.94 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,921.53 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $1,017,101.55.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $1,017,101.55.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape reflects an increased DTI of XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR receives pension income, FICO XXX, and $XXXK equity in the subject."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.  Loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. Loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of +$XX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents.

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,053.21	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,990.32	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	719	46.104%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated and recorded on xx/xx/XXXX with book/page # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,808.29 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,990.32 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $276,874.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $276,874.08.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8 months on the job as a principal with xx. Previously, BWR had 1.91 years on the job as a principal with xx.
BWR2 has 5.66 years on the job as a district testing coordinator.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxtape shows unacceptable appraisal, and the value is $XXXxx, with a sales price of $XXXK, is closest to the subject property. Zillow search shows an estimated value of $XXXxxshows value of $XXXK. Current UPB is $XXXK."	* xxloan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, any other interest rate-dependent charges, and terms were not provided to the borrower xx."
* XX TRID Tolerance Test Failed (xx)     "TRID violation in charges that cannot increase the test due to the increase of the fee in the final CD dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects an appraisal fee of $XXX.XX. The final CD dated xx/xx/XXXX reflects an appraisal fee of $XXX.XX. This is a fee increase of $XXX.XX for the X% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* xxborrower's intent to proceed is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$29,370.31	12/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,860.19	4.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	791	2.484%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The annual installment of water/sewer charges for XXXX has been delinquent in the amount of $XXX.XX, good through xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $9,045.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,860.19 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $696,450.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $696,450.75.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is servicing problems.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 10.08 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxagent closed file over title exception. Investor would not purchase."	* xxfailed TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower xx on xx/xx/XXXX. The subject is a refinance case originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,035.35	2.568%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	686	697	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX, and recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage against the subject property that was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
The Xst, Xnd and Xrd instalments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,734.82 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,035.35 with an interest rate of 2.568%. The current UPB reflected as per the payment history is $449,177.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $449,177.00.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxfile show the subject did not meet the VA XXX-day seasoning period. The subject loan closed on xx/xx/XXXX."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,373.48	11/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,186.52	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	757	36.100%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,132.37 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,186.52 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $807,844.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $807,844.20.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 8.25 years at xx
BWR2 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Lender excluded an REO mortgage that the BWR was obligated on. xx.XX%. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is SE with xx.X years, BWR X receives SSI, FICO XXX, $X,XXX residual income, $XXXK equity in the subject property. XXXX since inception."	* xxrider xxrider is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (xxfile show the subject loan closed with the xxwas not licensed to do business with the originating company, and the DOT was recorded with incorrect xxwebsite search for the LO shows that his license has been inactive since xx/xx/XXXX and the subject loan closed on xx/xx/XXXX. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,092.44	6.775%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	724	46.250%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The taxes are to follow.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,367.25 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,092.44 with an interest rate of 6.775%. The current UPB reflected as per the payment history is $166,975.19.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $166,975.19.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 income not used for qualification.
BWR2 has 3.25 years on the job as a principal RF engineer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxfailing for state regulations PA license validation test. In the state of PA, the lender is licensed under state ID #xx.

The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxtape shows the investor will not accept the appraisal report reflecting a CX condition rating for the subject property. The subject loan closed with xx, and the secondary appraisal report available in the file shows the subject property condition rating as CX, reflecting no damage or repairs required. Zillow search shows an estimated value of $XXXK. Current UPB $XXXK."	* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects the points - loan discount fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.X. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/XXXX, and the SOL is X year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,389.22	10/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$775.95	6.450%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	40.273%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are X prior judgments against the borrower xx and xxtotal amount of $X,XXX.XX, which were recorded on xx/xx/XXXX and xx/xx/XXXX, respectively.
There is one civil judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,142.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $775.95 with an interest rate of 6.450%. The current UPB reflected as per the payment history is $120,141.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $120,141.13.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.6 years on the job as a general manager at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx	xx	4: Unacceptable	* Occupancy concerns - (xxapproved as xxshows owner occupancy of the subject could not be determined. xxclient review."	* Appraisal incomplete (xx) (xxappraisal report is as-is. The photo addendum of the appraisal report shows peeling paint on the exterior workshop siding. The estimated cost to cure is not available in the loan file. XXXXD is missing from the loan documents, and the final CD does not reflect the escrow holdback."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. Tape shows the occupancy could not be determined. Review is treating as NOO and a BWR defect. Subject originated X/XX/XX and the X year SOL is active. BWR has X.X years as a xxs. xxequity in subject. XXXX last XX months."
* XX TRID xxis Incomplete (xx)     "TRID tolerance test is incomplete as initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* xxis missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,877.26	11/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,140.11	8.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	741	768	47.547%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active prior mortgage against the subject property, which originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,140.11 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,140.11 with an interest rate of 8.375%. The current UPB reflected as per the payment history is $149,718.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $149,718.34.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11.41 years on the job as a manager at the xx, BWR1 receives retirement income.
BWR2 receives retirement and social security income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	2: Acceptable with xx			* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxdid not include tax & insurance on other properties. xxis XX.XX %. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.X years and receives Pension, BWR X receives xx, FICO XXX, $xx residual income, and $XXXK equity in the subject property. XXXX since inception."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,834.62	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,725.69	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	666	677	47.417%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The Xst and Xnd installments of combined taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,725.69 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,725.69 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $559,540.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $559,540.98.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 & BWR2 receive social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxexcluded a new HELOC payment on the primary residence and did not obtain evidence of a new loan being co-signed for their daughter. xxcannot be determined. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR receives SSI and asset depletion income, BWRX receives SSI, xxequity in the subject property."	* xxfile show LE was not provided within X business days from the application date. Infinity did not perform regulatory compliance test as the subject is NOO."
																																																																																							* Property type is inconsistent with the tape (xxtype is inconsistent with the tape."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$448.09	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	44.023%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The taxes are to follow.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $448.09 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $96,667.27.
As per the collection comment dated xx/xx/2024, the payments have been deferred in the amount of $17,679.45.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $96,667.27 with a deferred balance of $17,679.45.
As per the servicing comments dated xx/xx/2024, the reason for default is illness of the borrower.
As per tape, the current occupancy of the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the borrower xx on his property for the past 9 months.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 year on the job as a key holder at xx. Previously, BWR was SE for 1.91 years at Landscaper.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows BWR does not have sufficient income to support the total monthly obligations. xxis XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X year on the job as a key holder at xx, FICO XXX, and $XXK equity in the subject."
* xxfailed the xxprohibited fees test. The below fees were included in the test:
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XX.XX."
* xxborrower's intent to proceed is missing from the loan documents."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower’s income is $X,XXX.XX, and total expenses are in the amount of $XXX.XX, and the loan was underwritten by xx, and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,878.83	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,508.61	5.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	666	38.775%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $1,508.61 with an interest rate of 5.250%. The current UPB reflected as per the tape is $266,206.60.	Collections Comments:The current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $266,206.60.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.91 years on the job as an assembler at xx.
BWR2 has 3.16 years on the job as an assembler at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject is not FHA insured."	* xxfailed the xxpublic guidelines) xxtest due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX.

Loan failed the xxtest due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX."
* Loan does not conform to program guidelines (xx) xxtest due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
																																																																																							xxpaid by Borrower: $X,XXX.XX."	* xxfailed the xxsafe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% under by -X.XXX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,556.34	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,016.24	5.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	596	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of town taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $2,016.24 with an interest rate of 5.750%. The current UPB reflected as per the tape is $341,435.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $341,435.66.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the Pennsylvania license validation test."
* Loan does not conform to program guidelines (xxstreamline refinance loans, there should be a waiting period, or gap, of XXX days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,929.33	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,409.23	5.749%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	774	775	46.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the lender MERS as nominee for eMortgage xxamount of $XXX,XXX.XX.
There are X civil judgments against the borrower xx,XXX.XX recorded on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
The first and second installments of county taxes for XXXX and XXXX have been paid in the amount of $xx on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
The annual installment of county for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The water/sewer charges are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $3,409.23 with an interest rate of 5.749%. The current UPB reflected as per the tape is $561,490.97.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $561,490.97.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives retirement income.
BWR2 has 15.5 years on the job as a security specialist at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents." * xxshows subject is not VA insured."	* xxloan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																							* Loan does not conform to program guidelines (xxtape shows the loan as uninsurable, and it was closed under case number XX-XX-X-XXXXXXX, and the newly assigned case number is XX-XX-X-XXXXXXX. xxcodes are not in the same locations between the two case records, resulting in an insuring error. The file shows the loan was closed under case number XX-XX-X-XXXXXXX."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,357.84	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,652.88	5.499%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $1,652.88 with an interest rate of 5.499%. The current UPB reflected as per the tape is $289,531.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape data is $289,531.68.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxfile show subject did not meet the VA XXX-day seasoning period. Subject originated on xx/xx/XXXX."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,857.73	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,115.22	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	747	712	45.509%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first and second installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $2,115.22 with an interest rate of 6.500%. The current UPB reflected as per the tape is $325,177.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $325,177.66.
As per the seller’s tape, the subject property is owner occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7 months on the job as an apprentice at xx. Previously, BWR1 had 2.66 years on the job as a certified personal coach with xx.  BWR2 has 2.91 years on the job as a site lead with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxappraisal report in the file is as-is. Tape shows the subject condo project does not meet temporary condo project eligibility requirements. The condo questionnaire shows special assessments of $X.XM planned for decks and siding repairs. The final inspection report verifying the completion of repairs is missing from the loan documents."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,473.98	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,768.23	6.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	42.802%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $3,768.23 with an interest rate of 6.625%. The current UPB reflected as per the tape is $585,411.08.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $585,411.08.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11.91 years on the job as a claims manager at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL is active."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,158.95	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,060.24	5.990%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	53.207%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received date. The current xxis $2,060.24 with an interest rate of 5.990%. The current UPB reflected as per the tape is $342,965.53.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $342,965.53.
Unable to determine the reason for default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as an associate at xx. Additionally, BWR receives VA compensation and social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxrefinance loans, there should be a waiting period, or gap, of XXX days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,312.08	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$638.38	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	839	Not Applicable	44.526%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active credit card judgment against the borrower xx xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd, Xrd, and Xth installments of county taxes for XXXX are due in the total amount of $XXX.XX on different dates.
No prior year’s delinquent taxes have been found.
According to payment history tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. We are unable to determine the last payment received. The current xxis $638.38 with an interest rate of 3.875%. The current UPB reflected as per the payment history tape data is $139,852.98.
As per the collection comment dated xx/xx/2024, the deferred balance is $300.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history tape data is $139,852.98.
As per the servicing comment dated xx/xx/2023, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the forbearance plan began on xx/xx/2024 and ended on xx/xx/2024.
As per the servicing comment dated xx/xx/2024, the borrower xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.81 years on the job as a caregiver with xx. Additionally, BWR receives the alimony income. Previously, BWR has prior employment experience as a certified nursing assistant with xx.08 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2022 with a xx.38, a rate of interest of 3.875%, and a maturity date of xx/xx/2052. xxper tape data is $638.38, and the rate of interest is 3.875%. The collection comment dated xx/xx/2024 shows that the loan was modified on xx/xx/2024 with a xx.51, an interest rate of 3.875%, and a UPB of $142,015.43. The current UPB reflected on tape is in the amount of $139,852.98. The modification agreement is missing from the loan file.	xx	4: Unacceptable	* xxis not active (xxout to seller to verify the active MI status."	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows the lender did not establish stability of BWR's alimony income, and funds for down payment and closing costs were not satisfactorily verified. Bank statements in the file show $XXK satisfies the cash-to-close requirement of $XXxxdefect. The subject originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as a caregiver with xx. Additionally, BWR receives the alimony income, FICO XXX, and $XXK equity in the subject."
* xxborrower's intent to proceed is missing from the loan documents."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $XXX.XX and the loan was underwritten by xx.XX%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,128.50	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$834.87	2.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	694	812	49.021%	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2024	$222,245.16	Not Applicable	2.250%	$702.61	08/01/2024	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $702.61 with an interest rate of 2.250%. The current UPB reflected as per the tape is $218,193.41.
The due dates were advanced from xx/xx/2023 to xx/xx/2024 due to a loan modification.	Collections Comments:As per the servicing comment, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $218,193.41.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 1.5 years at xx
BWR2 receives pension and social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $222,245.16. The monthly xxis $702.61 with an interest rate of 2.250% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.	Missing or error on the xx	xx	3: Curable	* xxfailed the xxpublic guidelines) xxtest due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX.

Loan failed the xxtest due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the lender did not establish stability of the qualifying income and employment history. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has been SE for X.X years at Fletcher and Janz Processing Services. BWRX receives pension and social security income. FICO XXX, $XXK equity in the subject."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,288.41	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,896.11	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	794	Not Applicable	48.328%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior mortgage against the subject property originated on xx/xx/XXXX in favor of xx, a public corporation, in the amount of $xx which was recorded on xx/xx/XXXX with instrument #xx.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the details of the last payment received. The current xxis $1,896.11 with an interest rate of 7.000%. The current UPB is $281,078.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $281,078.70.
Unable to determine the RFD.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.25 years on the job as a supervisor at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxfile show the condo project is ineligible. The structural assessment report does not confirm the project’s structural safety and soundness, and special assessments are planned for stucco cracking and delamination, structural concrete cracks, concrete beam repair, wall cracks, railing grout pocket cracks, and damaged metal-glazing sealant. The inspection report by a licensed professional verifying the completion of work is missing. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,060.39	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$665.24	6.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	812	Not Applicable	44.055%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and on xx/xx/XXXX.
The Xst installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $665.24 with an interest rate of 6.999%. The current UPB reflected as per the tape is $97,801.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $97,801.34.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and retirement income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xx), and the condo questionnaire does not show repairs, damage, or special assessment. xxreserve study shows the need for critical repairs or damage. The estimated amount of cost to cure is not available. An engineer inspection report by a licensed professional verifying the completion of repairs and structural integrity is missing from the loan documents. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXK."		* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$12,532.65	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,764.49	2.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	729	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active IRS lien against xxcurrent owner) in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The annual installment of county taxes for XXXX was paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current xxis $1,764.49 with an interest rate of 2.375%. The current UPB reflected as per the tape is $400,775.17.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the tape is $400,775.17.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamlined refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan does not meet the GNMA seasoning requirement. Further details not provided."	* XX TRID Tolerance Test Failed (xx) "The TRID violation is due to a decrease in lender credit on the closing disclosure dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects lender credit at $XX.XX; the final CD dated xx/xx/XXXX reflects lender credit at $X.XX. This is a decrease of $XX.XX for a fee that has a X% tolerance test. The subject loan is a refinance, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,286.26	10/31/2025	Unavailable	No	Modification/Short Sale Pending	Chapter 7	xx	Unavailable	Yes	xx	Not Applicable	$2,157.44	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	45.301%	First	Final policy	Not Applicable	Not Applicable	03/01/2025	$537,209.71	Not Applicable	2.875%	$1,884.63	04/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx., a California corporation.
There are three junior civil judgments against the borrower xx, which were recorded on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX, in the total amount of $XXX,XXX.XX.
The annual installments of combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installments of school taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installments of village taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,601.34 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,884.63 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $533,602.77. The due dates were adjusted from xx/xx/2023 to xx/xx/2025 due to modification.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $533,602.77.
As per the collection comments dated xx/xx/2024, the reason for default is curtailment of income.
As per the collection comments dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the collection comments dated xx/xx/2025, the loan was modified.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the collection comment dated xx/xx/2025, the FC case was stopped due to modification. Further details not provided.
xx, the borrower, xx, filed bankruptcy under Chapter 07 with the case # xx. xxwas discharged on xx/xx/2024 and terminated on xx/xx/2024.
BWR has 15.50 years on the job as a manager with xx. Additionally, BWR receives public assistance income.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the collection comment dated xx/xx/2025, the FC case was stopped due to modification. Further details not provided.
xx, the borrower, xx, filed bankruptcy under Chapter 07 with the case # xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $500,000.00. The unsecured portion is $7,422.00. xxwas discharged on xx/xx/2024 and terminated on xx/xx/2024.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is $537,209.71. The monthly xxis $1,884.63 with an interest rate of 2.875% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount.	Missing or error on the xx	xx	3: Curable	* xxshows the subject loan closed with XX% LTV that does not meet xxrequirement of a full condo project review. Appraisal report is as is, and the condo questionnaire does not show any damage. Further details not provided. Zillow and other site searches do not reflect the subject property. Current UPB is $XXXK."	* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,321.20	12/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,048.82	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	20.629%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx., a California corporation.
No active judgments or liens have been found.
The first, second, and third installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,048.82 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,048.82 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $149,325.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $149,325.48.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 12 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxfile show the rate was relocked on XX/XX, and the final APR of X.XXX% exceeds the applicable threshold of X.XX%. Further details not provided. Subject originated on xx/xx/XXXX. Infinity tested CE with correct details and result is elevated."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,537.44	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,670.50	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	709	45.230%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a California corporation.
There are two junior mortgages originated in favor of MERS as nominee for xx. The first subordinate mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx,XXX.XX. The second subordinate mortgage was originated on xx/xx/XXXX with instrument #xx,XXX.XX.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025, in the amount of $3,315.16 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,670.50 with an interest rate of 7.375%. The current UPB is $386,355.79.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $386,355.79.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.58 years on the job as a program analyst with the xx
BWR2 has 8.58 years on the job as an underwriting support with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (xxtape shows the BWR did not meet the minimum closing funds requirement. Bank statements in the file show assets in the amount of $X,XXX, and as per the AUS cash-to-close requirement of $XXX.XX, it is satisfied. The final CD reflects BWR received funds in the amount of $X,XXX.XX due to a subordinate lien that was applied to close the loan. Subject originated on xx/xx/XXXX. FICO XXX."	* xxis "xxloan failed the qualified mortgage safe harbor threshold test due to the calculated APR of X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* xxloan failed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx). The loan failed xxhigher-priced mortgage loan threshold test due to the APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,979.21	11/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,208.00	9.000%	36	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	765	Not Applicable	28.620%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,976.25 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,208.00 with an interest rate of 9.000%. The current UPB reflected as per the payment history is $294,400.00. The loan is interest-only for 12 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $294,400.00.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property occupancy is stated as second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.50 years on the job as a city administrator with the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* xxballoon rider is missing from the loan file. CD and amortization schedule shows BWR will make balloon payment at maturity. Maturity date is xx/xx/XXXX."
* xxis "xxloan failed the qualified mortgage safe harbor threshold test due to the APR calculated, X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%.  This loan failed the qualified mortgage interest-only test due to this loan is an interest-only loan.  The loan failed the qualified mortgage APR threshold test due to the APR calculated at X.XXX%, which exceeds the APR threshold of X.XXX% by +X.XXX%."
* Loan does not conform to program guidelines (xxshows the loan does not meet seasoning period of X years for prior foreclosure history. Credit report does not reflect any prior foreclosure history. The subject loan originated on xx/xx/XXXX."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* Occupancy concerns - (xxapproved as a second home. Tape and file show BWR lives and works in xxis in xxis listed for rent. Subject is an NOO."			Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,851.46	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$838.47	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	823	Not Applicable	22.498%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is xx/xx/2026. According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current xxis $838.47 with an interest rate of 5.990%. The current UPB reflected as per the tape is $140,000.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment date is xx/xx/2026. According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is $140,000.00.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 24.83 years at xx, Attorney at xx. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxshows pending condo approval with agency. The appraisal report is as is, and the condo questionnaire does not show any damage or repair work. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,501.80	11/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$984.21	8.500%	36	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	32.152%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,439.07 (xx), which was applied for the due date of xx/xx/2025. The current xxis $984.21 with an interest rate of 8.50%. The current UPB reflected as per the payment history is $127,686.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $127,686.52.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as a postdoctoral associate at the xx, BWR was a full-time student at the xx.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows BWR is in the process of obtaining an H-X visa and is currently working under a J-X student working visa. The file shows BWR is not a US citizen, and visa or citizenship documents are missing in the loan file. Further details not provided. Subject originated on xx/xx/XXXX. FICO XXX, XXXX since inception."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,023.85	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,059.20	4.990%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	724	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, L.L.C.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,429.10 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,059.20 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $375,900.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $375,900.21.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxtape shows that the subject VA loan is uninsurable."	* xxis "xxfailed prohibited fees test.
The below fee was included in the test:
xxpaid by Borrower: $XXX.XX."
* Loan does not conform to program guidelines (xxfile show subject did not meet the VA XXX-day seasoning period. Subject originated on xx/xx/XXXX."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																							* Property type is inconsistent with the tape (xxtype is inconsistent with the tape."			Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,652.41	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,099.29	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	769	781	30.998%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,698.71 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,099.29 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $319,293.53.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $319,293.53.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.16 years on the job as an occupational therapist at xx.
BWR2 has 1.33 years on the job as a strategic relationship manager at xx. Additionally, BWR2 has been SE for 3.25 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxfailed xxfinance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XX.XX. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL is active.

This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Loan does not conform to program guidelines (xxshows the loan lost the appraisal waiver after closing, and no appraisal was obtained. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXxxoriginated on xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$218.51	12/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$916.33	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	739	Not Applicable	42.954%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,400.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $916.33 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $152,607.95.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $152,607.95.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.75 years on the job as a store manager at 7-xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."
* Loan does not conform to program guidelines (xxshows AUS was run as a single-family home, and the subject property is a manufactured single-wide, causing the loan to lose xxfindings due to the incorrect property type input. Further details not provided. Subject originated on xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* Property is xxis affixed. As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “Ln#xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,393.07	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,072.18	6.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	806	Not Applicable	31.743%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, xx.
No active judgments or liens have been found.
The Xst installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,643.68 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,072.18 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $328,020.78.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $328,020.78.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has 1 year on the job as a pharmacist with xx. Previously, BWR had 5.16 years on the job as a pharmacy manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* xxtape and appraisal report show that the comps selected are not similar and the value is $XXXxx, with a sales price of $XXXK, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK"	* Appraisal incomplete (xx) (xx) "TRID violation due to decrease in lender credit on CD dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of -$XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,931.83	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,496.63	6.000%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	712	66.470%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been exempt on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025 with a first payment date of xx/xx/2025. According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current xxis $4,496.63 with an interest rate of 6.000%. The current UPB as per the tape is $750,000.00.	Collections Comments:The current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $750,000.00.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives VA benefits income.
BWR2 has 3 years on the job as an accountant with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* xxshows the subject loan is not insured."	* xxfails compliance delivery and timing test for xx. The document tracker is missing, and X business days were added to get the receipt date of xx/xx/XXXX, which is before the consummation date of xx/xx/XXXX. Subject loan is a purchase case originated on xx/xx/XXXX, and the X-year SOL is active."
* xxproceed is missing from loan documents."
* Loan does not conform to program guidelines (xxtape shows the subject is uninsured by the VA as the BWR does not have any entitlement for the subject loan. The certificate of eligibility available in the file shows BWR does not have any entitlement left for the subject loan, as the total entitlement charged to the previous VA loans is $XXXxxdetails not provided."
* xxinitial XXXX signed by the loan originator is missing from the loan documents."
																																																																																							* Property type is inconsistent with the tape (xxtype is inconsistent with the tape."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	$1,546.86	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$929.58	4.750%	360	xx	xx	VA	ARM	Refinance	xx	xx	Unavailable	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a division of xx
No active judgments or liens have been found.
The second installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,159.74 (xx), which was applied for the due date of xx/xx/2025. The current xxis $734.17 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $54,369.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $54,369.91.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the subject is an ARM loan, and the lookback period on the note is not eligible for re-pool. The note document shows the service lookback period is for XX days. Further details not provided."	* xxis "xxloan fails the loan origination fee test due to fees charged $X,XXX.XX exceeds the fees threshold of $X,XXX.XX over by +$XX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX."
* xxfailed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XX,XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XX,XXX.XX.

Loan failed xxtest due to APR calculated at X.XXX% and calculated APR threshold is X.XXX%. APR calculated is under disclosed by -X.XXX%."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,090.51	11/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$710.49	4.750%	360	xx	xx	VA	ARM	Purchase	xx	xx	Unavailable	Yes	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx, a xxsubject mortgage was re-recorded on xx/xx/XXXX with xx.
There is a junior notice of lien against the borrower xx on xx/xx/XXXX.
The annual combined and city taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual combined and city taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,275.92 (xx), which was applied for the due date of xx/xx/2025. The current xxis $615.10 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $49,178.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $49,178.13.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxshows the ARM has an ineligible lookback period, making the loan ineligible for re-pooling. Further details not provided. Subject originated on xx/xx/XXXX."
* Loan does not conform to program guidelines (xxsubject loan has a single-premium MI plan, and the full amount for xx."	* xxis "xxfailed xxdue to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in this test:
xxpaid by Borrower: $X,XXX.XX
Additional loan discount OPC paid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X.XX
xxpaid by Borrower: $XX.XX."
* xxfailed xxtest due to calculated finance charge $xx exceeds disclosed finance charge of $xx under disclosed by -$XX,XXX.XX.

Loan failed xxtest due to calculated APR X.XXX% exceeds APR threshold of X.XXX% under disclosed by -X.XXX%."
* xxloan is not failing predatory lending laws. It only exceeds the GSE points and fees test. xxfee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,486.66	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,118.90	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	38.495%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior mortgage against the subject property in favor of xx., which was originated on xx/xx/XXXX in the amount of $xx and recorded on xx/xx/XXXX with instrument #xx.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,696.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,118.90 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $197,770.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $197,770.60.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has been SE for 12.16 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx xx Missing or error on the xx xx xx xx Transmittal (xx)	xx	4: Unacceptable	* AUS is missing (xxreport is missing from the loan documents." * MI, xxmissing and required (xxfile show the mortgage insurance certificate is missing from the loan documents."	* XX TRID xxis Incomplete (xx) "TRID tolerance test is incomplete, as the initial xxare missing from loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* xxis missing. (xx) is xxsummary is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,714.02	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$537.30	4.750%	360	xx	xx	VA	ARM	Refinance	xx	xx	Unavailable	Yes	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX was paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utility/MUD charges for XXXX has been delinquent in the total amount of $XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $960.90 (xx), which was applied for the due date of xx/xx/2025. The current xxis $516.38 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $40,979.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $40,979.58.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx xx	xx	3: Curable	* xxshows the ARM has an ineligible lookback period, making the loan ineligible for re-pooling. Further details not provided. Subject originated on xx/xx/XXXX."
* Loan does not conform to program guidelines (xxsubject loan has a single-premium MI plan, and the full amount for xx."	* xxfailed the TILA finance charge test. Finance charge disclosed on xx,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX. Loan failed the TILA foreclosure rescission finance charge test. Finance charge disclosed on xx,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX."
* Loan program disclosure missing or unexecuted (xxprogram disclosure is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	No	Not Applicable	First	$279.92	$559.84	12/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$431.15	4.750%	360	xx	xx	VA	ARM	Refinance	xx	xx	Unavailable	Yes	xx	xx	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, a division of xx
There is an active junior mortgage against the subject property, in favor of MERS as nominee for xx, in the amount of $xx which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The Xst installment of county taxes for XXXX is delinquent in the amount of $XXX.XX on xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $555.66 (xx), which was applied for the due date of xx/xx/2025. The current xxis $354.21 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $28,056.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $28,056.51.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx xx	xx	3: Curable	* xxloan failed the loan origination fee test. In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed X%."
* Loan does not conform to program guidelines (xxshows the subject is an ARM loan, and the lookback period on the note is not eligible for re-pool. The note document shows the service lookback period is for XX days. Further details not provided."	* xxfailed the TILA finance charge test. Finance charge disclosed on xx,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX.

Loan failed the TILA foreclosure rescission finance charge test. Finance charge disclosed on xx,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX."
* Loan program disclosure missing or unexecuted (xxprogram disclosure is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
* Property is xxhome is affixed to the land. The appraisal report is missing. The seller’s tape data shows that the subject property type is a single-family residence.  As per the updated title report dated xx/xx/XXXX located at Ln#xx, the subject property is a manufactured home. The affidavit of affixation document available at Ln#xx."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,586.41	11/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$529.48	4.750%	360	xx	xx	VA	ARM	Purchase	xx	xx	Unavailable	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a division of xx
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025, in the amount of $1,294.72 (xx), which was applied for the due date of xx/xx/2025. The current xxis $437.53 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $34,373.53.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $34,373.53.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxshows the ARM has an ineligible lookback period, making the loan ineligible for re-pooling. Further details not provided. Subject originated on xx/xx/XXXX."
* Loan does not conform to program guidelines (xxsubject loan has a single-premium MI plan, and the full amount for xx."	* xxis "xxfailed xxdue to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in this test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X.XX
xxpaid by Borrower: $XX.XX."
* xxfailed xxtest due to calculated finance charge $xx exceeds disclosed finance charge of $xx under disclosed by -$XX,XXX.XX.

Loan failed xxtest due to calculated APR X.XXX% exceeds APR threshold of X.XXX% under disclosed by -X.XXX%."
* xxloan is not failing predatory lending laws. It only exceeds the GSE points and fees test. xxfee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,866.38	12/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$333.08	4.750%	360	xx	xx	VA	ARM	Purchase	xx	xx	Unavailable	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
There are two junior mortgages against the subject property in favor of xxfirst junior mortgage against the subject property is in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with book/page #xx.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $894.29 (xx), which was applied for the due date of xx/xx/2025. The current xxis $320.10 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $25,403.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $25,403.12.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxshows the ARM has an ineligible lookback period, making the loan ineligible for re-pooling. Further details not provided. Subject originated on xx/xx/XXXX."
* Loan does not conform to program guidelines (xxsubject loan has a single-premium MI plan, and the full amount for xx."	* xxis "xxfailed xxdue to fees charged $XXX.XX exceed fees threshold of $XXX.XX over by +$XXX.XX.
The below fees were included in this test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX."
* xxfailed xxtest due to calculated finance charge $xx exceeds disclosed finance charge of $xx under disclosed by -$XX,XXX.XX.

Loan failed xxtest due to calculated APR X.XXX% exceeds APR threshold of X.XXX% under disclosed by -X.XXX%."
* xxloan is not failing predatory lending laws. It only exceeds the GSE points and fees test. xxfee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,801.71	09/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$622.85	4.750%	360	xx	xx	VA	ARM	Refinance	xx	xx	Unavailable	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $718.02 (xx), which was applied for the due date of xx/xx/2026. The current xxis $161.69 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $12,551.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $12,551.82.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* xxshows the ARM with an ineligible lookback period to re-pool. Further details not provided. The subject originated on xx/xx/XXXX."
* Loan does not conform to program guidelines (xxsubject loan has a single-premium MI plan, and the full amount for xx."	* xxfailed TILA finance charge test. Finance charge disclosed on final TIL as $xx Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,648.28	11/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$765.52	4.750%	360	xx	xx	VA	ARM	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,189.74 (xx), which was applied for the due date of xx/xx/2025. The current xxis $731.87 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $57,472.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $57,472.06.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the subject is an ARM loan, and the lookback period on the note is not eligible for re-pool. The note document shows the service lookback period is for XX days. Further details not provided."	* xxis "xxloan fails the loan origination fee test due to fees charged of $X,XXX.XX exceeding the fees threshold of $X,XXX.XX by +$X,XXX.XX. The fees below were included in the test: xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $X,XXX.XX xxpaid by borrower: $XXX.XX xxpaid by borrower: $XXX.XX Flood certification fee paid by borrower: $XX.XX"
* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeds the disclosed finance charge of $xx by -$XX,XXX.XX.   The loan failed the xxtest due to the APR calculated at X.XXX% exceeding the disclosed APR of X.XXX% by -X.XXX%."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxright of rescission is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$1,810.33	$1,810.33	12/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$486.44	4.750%	360	xx	xx	VA	ARM	Refinance	xx	xx	Unavailable	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a hospital lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
There is a credit judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual combined taxes for XXXX are delinquent in the total amount of $X,XXX.XX, which is good through xx/xx/XXXX.
The annual utilities/MUD charges for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual utilities/MUD charges for XXXX have been overpaid in the amount of $XXX.XX on xx/xx/XXXX.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $712.81 (xx), which was applied for the due date of xx/xx/2025. The current xxis $407.57 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $32,344.69.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $32,344.69.
The loan has not been modified since origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxshows the ARM has an ineligible lookback period, making the loan ineligible for re-pooling. Further details not provided. Subject originated on xx/xx/XXXX."
* Loan does not conform to program guidelines (xxsubject loan has a single-premium MI plan, and the full amount for xx."	* xxis "xxloan failed loan origination fee test due to fee charged $X,XXX.XX fee threshold by $XXX.XX, over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX."
* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$X,XXX.XX.

																																																																																								The loan failed the TILA foreclosure rescission finance charge test due to calculated finance charge of $xx exceeds the disclosed finance charge of $xx by -$X,XXX.XX."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,445.50	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$594.68	4.750%	360	xx	xx	VA	ARM	Refinance	xx	xx	Unavailable	Yes	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of city taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $571.99 (xx), which was applied for the due date of xx/xx/2025. The current xxis $571.99 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $45,393.00.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $45,393.00.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
xx, the borrower, xx. Miller, filed bankruptcy under Chapter 13 with the case #xx. xxwas dismissed on xx/xx/2010.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
xx, the borrower, xx. Miller, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $165,000.00. The unsecured portion is $0.00. xxwas not filed by the creditor. The amended chapter 13 plan filed on xx/xx/2009 was confirmed on xx/xx/2009. The borrower xx.00 for 04 months and $409.00 for 56 months to the trustee under the Chapter 13 plan. xxwas dismissed on xx/xx/2010 and terminated on xx/xx/2010.	Not Applicable	xx Missing or error on the xx xx	xx	3: Curable	* xxis "xxloan failed the loan origination fee test. In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed X%."
* Loan does not conform to program guidelines (xxshows the subject is an ARM loan, and the lookback period on the note is not eligible for re-pool. The note document shows the service lookback period is for XX days. Further details not provided."	* xxfailed the TILA finance charge test. Finance charge disclosed on xx,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX.

Loan failed the TILA foreclosure rescission finance charge test. Finance charge disclosed on xx,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX.

Loan failed xxtest because APR calculated at X.XXX% exceeds APR threshold of X.XXX% under disclosed by -X.XXX%."
* Loan program disclosure missing or unexecuted (xxprogram disclosure is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,276.98	11/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$740.22	4.750%	360	xx	xx	VA	ARM	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a xx
No active judgments or liens have been found.
The annual combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
The other annual taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual combined taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The other annual taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,199.73 (xx), which was applied for the due date of xx/xx/2025. The current xxis $528.10 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $42,221.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $42,221.95.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx xx	xx	3: Curable	* xxshows the ARM has an ineligible lookback period, making the loan ineligible for re-pooling. Further details not provided. Subject originated on xx/xx/XXXX."
* Loan does not conform to program guidelines (xxsubject loan has a single-premium MI plan, and the full amount for xx."	* xxis "xxloan fails loan origination fee test due to fees charged $X,XXX.XX fees threshold $X,XXX.XX over by +$XXX.XX.
The below fees included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XXX.XX"
* xxfailed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX."
* Loan program disclosure missing or unexecuted (xxprogram disclosure is missing from the loan document."
* Missing or error on the xxlock agreement is missing from the loan file."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	$1,106.96	11/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$536.00	4.750%	360	xx	xx	VA	ARM	Purchase	xx	xx	Unavailable	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is one junior UCC lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX. The amount of the lien is not provided.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $825.01 (xx), which was applied for the due date of xx/xx/2025. The current xxis $460.11 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $36,786.26	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $36,786.26.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxshows the ARM has an ineligible lookback period, making the loan ineligible for re-pooling. Further details not provided. Subject originated on xx/xx/XXXX."
* Loan does not conform to program guidelines (xxsubject loan has a single-premium MI plan, and the full amount for xx."	* xxis "xxfailed xxdue to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in this test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $X.XX."
* xxfailed xxtest due to calculated finance charge $xx exceeds disclosed finance charge of $xx under disclosed by -$XX,XXX.XX.

Loan failed xxtest due to calculated APR X.XXX% exceeds APR threshold of X.XXX% under disclosed by -X.XXX%."
* xxloan is not failing predatory lending laws. It only exceeds the GSE points and fees test. xxfee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,386.17	11/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$262.92	4.750%	360	xx	xx	VA	ARM	Refinance	xx	xx	Unavailable	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $468.48 (xx), which was applied for the due date of xx/xx/2025. The current xxis $246.80 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $19,585.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $19,585.57.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* xxshows the ARM has an ineligible lookback period, making the loan ineligible for re-pooling. Further details not provided. Subject originated on xx/xx/XXXX."
* Loan does not conform to program guidelines (xxsubject loan has a single-premium MI plan, and the full amount for xx. The subject originated on xx/xx/XXXX."	* xxis "xxloan fails the loan origination fee test due to fees charged of $X,XXX.XX exceeding the fees threshold of $XXX.XX by +$XXX.XX. The fees below were included in the test: xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $XXX.XX xxpaid by borrower: $XXX.XX xxpaid by borrower: $XX.XX xxpaid by Borrower: $XX.XX"
* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeds the disclosed finance charge of $xx over by -$XXX.XX   The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of $xx exceeds the disclosed finance charge of $xx over by -$X,XXX.XX."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
* xxmissing or unexecuted (xxright of rescission is missing from the loan documents."
																																																																																								* TIL not hand dated (xxtruth in lending is not hand dated."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,919.13	12/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$394.11	4.750%	360	xx	xx	VA	ARM	Purchase	xx	xx	Unavailable	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of city taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of city taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $677.54(xx), which was applied for the due date of xx/xx/2025. The current xxis $379.07 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $30,082.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history is $30,082.71.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxshows the ARM has an ineligible lookback period, making the loan ineligible for re-pooling. Further details not provided. Subject originated on xx/xx/XXXX."
* Loan does not conform to program guidelines (xxsubject loan has a single-premium MI plan, and the full amount for xx."
* Number of units in the property is inconsistent with the tape (xxnumber of units in the property is inconsistent with the tape."	* xxis "xxfailed xxdue to fees charged $X,XXX.XX exceed fees threshold of $XXX.XX over by +$XXX.XX.
The below fees were included in this test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $XX.XX."
* xxfailed xxtest due to calculated finance charge $xx exceeds disclosed finance charge of $xx under disclosed by -$XX,XXX.XX.

Loan failed xxtest due to calculated APR X.XXX% exceeds APR threshold of X.XXX% under disclosed by -X.XXX%."
* xxloan is not failing predatory lending laws. It only exceeds the GSE points and fees test. xxfee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,215.94	10/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,321.56	7.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	47.190%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is an active prior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,709.44 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,321.56 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $326,797.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $326,797.86.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 4 years on the job as a retail technician with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan was repurchased due to xxpayment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,863.47	11/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,968.66	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	40.678%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx dba xx
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX/XXXX are due in the amount of $X,XXX.XX on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,411.98 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,968.66 and the interest rate is 8.125%. The current UPB reflected as per the payment history is $264,616.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $264,616.14.
As per the seller’s tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.33 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX.
Loan estimate dated xx/xx/XXXX does not reflect XXXXxxdated xx/xx/XXXX reflects XXXXxx.XX.
This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active.

TRID violation due to decrease in lender credit on CD dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $XXX.XX. xxdated xx/xx/XXXX does not reflect lender credit. This is decrease of -$XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."
* Loan does not conform to program guidelines (xxshows the seller did not obtain second appraisals as the subject loan does not meet the seasoning period requirements between the last transaction of the property and the subject loan. The review of the appraisal report shows the date of the prior transaction of the subject was xx/xx/XXXX with a sales price of $XXXK and the subject loan closed on xx/xx/XXXX with a sales price of $XXXxxwas substantially renovated. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* xxtest xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,041.82	11/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,196.64	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	687	766	38.689%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx dba xx
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,588.99 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,196.64 with an interest rate of 8.250%. The current UPB reflected as per the payment history is $424,647.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $424,647.15.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape, the subject property is owner-occupied.
BWR1 has been SE for 26.83 years at xx
BWR2 has 6 months on the job as an XXXX at xx. Previously, BWR2 had 2.16 years on the job as an XXXX at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxtape shows the appraised value of $XXXK is not supported, as the AVM report reflects the value of the subject property at $XXXxx, the appraiser did not consider the improved third-floor bonus room with appropriate adjustments to the property value, the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXxx, with a sales price of $XXXK, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* xxtest xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$10,262.48	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,520.14	8.375%	360	xx	xx	Commercial	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a Delaware limited liability company. There are two code enforcement liens against the subject property in favor of different plaintiffs, which were recorded on different dates in the total amount of $X,XXX.XX. The Xst and Xnd installments of county taxes for XXXX-XXXX were paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,479.58 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,520.14 with an interest rate of 8.375%. The current UPB reflected as per the payment history is $197,341.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $197,341.90.
As per tape data, the subject property is non-owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2024, the loss draft check was received in the amount of $xx on xx/xx/2024. Details regarding the repairs are not available.
The loan has not been modified since origination.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Guideline is missing (xxsubject is a manually underwritten loan. Reaching out to the seller for the guidelines." * xxapproval is missing from the loan file. xx/xx/XXXX : Seller confirmed, loan is commercial and loan approval is not required."	* Loan does not conform to program guidelines (xx) "BWR is an xxmortgage documents were signed by the BWR as members of the LLC and not in the individual names. Personal guarantee is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$70,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	$24,422.86	01/09/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,988.12	$3,891.57	7.380%	360	xx	xx	Commercial	ARM	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst, Xnd, Xrd, and Xth installments of town taxes for XXXX have been paid in the total amount of $xx on different dates.
The annual installment of utilities/MUD charges for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of utilities/MUD charges for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The Xst and Xnd installments of town taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX, respectively.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $4,581.27 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,998.13 with an interest rate of 7.380%. The current UPB reflected as per the payment history is $487,500.00. The loan is interest only for ten years.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $487,500.00.
As per tape data, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Guideline is missing (xxloan is a manual underwritten loan. Reaching out to the seller for the guidelines."	* Loan does not conform to program guidelines (xx) "BWR is an xxmortgage documents were signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$154.76	$6,978.18	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,767.14	7.750%	360	xx	xx	Commercial	ARM	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	682	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior UCC lien against the borrower xx., which was recorded on xx/xx/XXXX.
The Xst, Xnd, Xrd, and Xth installments of town taxes for XXXX have been paid in the amount of $X,XXX.XX on different dates.
The Xst and Xnd installments of town taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst installment of utility/MUD charges for XXXX is due in the total amount of $XX.XX on xx/xx/XXXX.
The Xnd installment of utility charges for XXXX has been delinquent in the total amount of $XX.XX, which is good through xx/xx/XXXX.
The Xth installment of town taxes for XXXX has been delinquent in the total amount of $XXX.XX, which is good through xx/xx/XXXX.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $3,606.08 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,767.14 with an interest rate of 7.750%. The current UPB reflected as per the payment history is $380,449.99.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $380,449.99.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Guideline is missing (xxloan is manually underwritten. Reaching out to the seller for the guidelines."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,402.87	11/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,208.74	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	38.922%	First	Final policy	Not Applicable	Not Applicable	05/17/2024	$249,562.28	Not Applicable	3.875%	$1,023.70	07/01/2024	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. No active judgments or liens have been found. The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,842.07 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,023.70 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $245,762.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $245,762.09.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2024, the subject property is occupied by unknown party.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.6 years on the job as an account manager at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $249,562.28. The monthly xxis $1,023.70 with an interest rate of 3.875% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx Missing or error on the xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxreview of the file show noted items that pose health, safety, and structural issues. Due to rain, the front stoop and bottom drive have shifted and need to be repaired. The estimated cost to cure is approximately $XXXX - $XXXX. XXXXD/inspection report by a qualified professional addressing the completion of repairs is missing from the loan documents, and the final CD does not reflect the escrow holdback."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the state regulation for the first lien prohibited fees test. The following fee was included in the test:
xxpaid by Borrower: $X,XXX.XX."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$315.69	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,515.24	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	47.241%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
Parcel # xx
The annual county taxes for XXXX and XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
Parcel # xx
The annual county taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual county taxes for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,995.85 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,515.24 with an interest rate of 5.990%. The current UPB is $249,619.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $249,619.40.
According to the servicing comments, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the lender did not document the rental income. Excluding the rental income, the revised DTI is XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR receives social security income, FICO XXX, XXXX since inception, $XXK equity in the subject, and $X,XXX residual income."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,437.24	11/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,194.91	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	49.367%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one UCC judgment against subject property in favor of xx, which was recorded on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,733.89 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,194.91 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $200,537.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $200,537.00.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.33 years on the job as a teacher at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX.
Loan estimate dated xx/xx/XXXX reflects xx.XX. CD dated xx/xx/XXXX reflects xx,XXX.XX.
This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."
* xxfails xxpublic guidelines) QM points and fees test due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX.

Loan fails xxpoints and fees test due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX."
																																																																																							* xxshows the condo project reflects a PAR status of not eligible in the condo project advisor, making the loan ineligible for delivery. Review of the condo questionnaire does not reflect any special assessment. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXxxoriginated on xx/xx/XXXX."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,916.88	10/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$885.22	3.125%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/10/2025	$215,635.08	Not Applicable	2.500%	$711.12	09/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a civil judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual combined taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,070.52 (xx), which was applied for the due date of xx/xx/2025. The current xxis $711.12 with an interest rate of 2.50%. The current UPB reflected as per the payment history is $214,847.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $214,847.80.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the borrower xx on a forbearance plan.
The loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a delivery driver with xx, and also BWR has 1.08 years on the job as an infantryman with the xx Company. BWR has previous work experience with xx.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is $215,635.08. The monthly xxis $711.12 with an interest rate of 2.50% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount.	xx Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the BWR entered into the xxmortgage program that had already expired. Further details not provided. Subject loan originated on xx/xx/XXXX, and FICO XXX."	* Cash out purchase (xx)(xx)(xx)(xx))
A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower xx on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX."
* xxmissing; loan has escrows (xxescrow account disclosure signed by borrower is missing from the loan documents."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,479.41	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,157.00	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	49.566%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,774.61 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,157.00 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $467,185.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $467,185.92.
As per the collection comments dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the reason for default is an excessive obligation.
As per the collection comments dated xx/xx/2024, the BWR stated that there is unexpected damage to the property that was pre-existing after purchase. The estimated cost of repairs is not available. Subsequent comments do not show any damages and repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 13 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's xxsubject approved as OO at XX.XX%. The tape shows the subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE for XX.XX years at xx, xxequity in the subject."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The initial loan estimate dated xx/xx/XXXX reflects points - loan discount fee of $X,XXX.XX. The final CD dated xx/xx/XXXX reflects points - loan discount fee of $X,XXX.XX. The initial loan estimate dated xx/xx/XXXX does not reflect the appraisal - comparable rent fee. The final CD dated xx/xx/XXXX reflects the appraisal - comparable rent fee of $XXX.XX. The initial loan estimate dated xx/xx/XXXX reflects an appraisal fee of $XXX.XX. The final CD dated xx/xx/XXXX reflects an appraisal fee of $XXX.XX. The initial loan estimate dated xx/xx/XXXX does not reflect the appraisal review fee. The final CD dated xx/xx/XXXX reflects the appraisal review fee of $XXX.XX. The initial loan estimate dated xx/xx/XXXX reflects a transfer tax fee of $X,XXX.XX. The final CD dated xx/xx/XXXX reflects a transfer tax fee of $X,XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,486.96	11/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,117.48	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	36.824%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $5,855.40 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,117.48 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $775,016.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $775,016.57.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 14.33 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Assets do not meet guidelines (xxshows assets could not be verified. Bank statements in the file show $XXK in assets; gift assets of $XXK are supported by a gift letter, and the cash-to-close requirement is $XXK."
																																																																																							* xxis "xxfailed XX delivery and timing test for revised CD dated xx/xx/XXXX. Document tracker is missing and X business days were added to get receipt date xx/xx/XXXX which is after the consummation date xx/xx/XXXX."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,129.35	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	45.964%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The tax status is to follow.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,580.80 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,129.35 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $167,726.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025.  The current UPB is $167,726.42.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR has 4.25 years on the job as a warehouse keeper at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX% xxtape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a warehouse keeper at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."
* xxfailed TRID Rate lock disclosure delivery date test due to disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower xx on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX."
* xxloan failed the Pennsylvania license validation test."
																																																																																								* xxis "xxloan failed the initial closing disclosure delivery date test due to The initial closing disclosure receipt date is provided, and the initial closing disclosure receipt date is less than three business days before the consummation date."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,718.45	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,472.10	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	793	Not Applicable	33.036%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $5,472.10, which was applied for the due date of xx/xx/2025. The current xxis $5,472.10 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $750,448.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $750,448.25.
As per the tape, the subject property occupancy is stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE owning multiple businesses for 29.66 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxappraisal report show various cracks in the basement foundation walls, unfinished drywall at the main bedroom ceiling, and a broken ceiling in the basement. The estimated cost to cure is $XXxx, or a structural inspection report by a licensed professional, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	11/17/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,016.76	3.240%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	35.754%	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2025	$129,680.56	Not Applicable	3.240%	$812.74	09/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx., dba xx
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,189.01 (xx), which was applied for the due date of xx/xx/2025. The current xxis $812.74 with an interest rate of 3.240%. The current UPB reflected as per the payment history is $128,189.09.
As per the comment dated xx/xx/2025, the payments made in the month of Sep-2025 are BWR payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $128,189.09.
As per the comment dated xx/xx/2025, the subject property is tenant occupied.
As per the comment dated xx/xx/2025, the reason for default is unemployment.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2025, the borrower xx, which will begin on xx/xx/2025.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was put on hold on xx/xx/2025 due to loss mitigation. Further details not provided.
As per the comment dated xx/xx/2024, the roof of the subject property was damaged due to disaster. No comments have been found regarding the DOL, the estimated cost to repair the damages, or the completion of the repairs. xxdo not show any damages.
As per the comment dated xx/xx/2024, a payment dispute has been notified. Further details not provided.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a plumber at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was put on hold on xx/xx/2025 due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx., on xx/xx/2025. As per the modified term, the new principal balance is $129,680.56. The monthly xxis $812.74 with an interest rate of 3.240% beginning on xx/xx/2025 and a maturity date of xx/xx/2043. There is no deferred balance and no principal forgiven amount.	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows income miscalculation. xxis XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X months on the job as a plumber at xx, FICO XXX, $XXK equity in the subject, and $X,XXX residual income."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxfails xxpoints and fees test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX."
* xxloan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxfails xxpublic guidelines) QM points and fees test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX."
* xxis missing. (xxcounseling disclosure is missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by BWR is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,122.55	$4,308.32	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,784.04	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	711	33.848%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active junior mortgage against the subject property in favor of MERS as nominee for xx, in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument # xx.
The second installment of city taxes for XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
The first installment of city taxes for XXXX is delinquent (xx) in the total amount of $X,XXX.XX, which is good through xx/xx/XXXX.
The first installment of city taxes for XXXX has been partially paid in the amount of $X,XXX.XX on xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,391.89, which was applied for the due date of xx/xx/2025. The current monthly xxis $1,784.04 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $289,475.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $289,475.07.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
BWR1 has 1.41 years on the job as an environmental services supervisor at xx. Previously, BWR1 had 8 months on the job as a manager at xx.
BWR2 has 5.25 years on the job as a server with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxshow closing CD was not issued X days prior to the closing date. Further details not provided. xxreport shows this loan failed the revised closing disclosure delivery date test."
																																																																																							* xxdate test xxloan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,841.92	11/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,482.33	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	730	Not Applicable	39.273%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX-XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,723.98 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,482.33 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $209,489.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $209,489.56.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.91 years on this job as a finance director at the xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxagreement is missing from the loan documents."	* xxshows the condo project is ineligible due to split ownership arrangements, as ownership of the land and improvements is divided. Review of condo questionnaire does not show any special assessment. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,437.27	12/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$710.90	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	683	37.413%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $983.45 (xx), which was applied for the due date of xx/xx/2025. The current xxis $710.90 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $116,772.00.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $116,772.00.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
BWR1 has been SE for 3.33 years at xx
BWR2 has 5.25 years on the job as a bartender with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows the co-borrower was not employed at the time of closing. The revised DTI is XX.X%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has been SE for X.XX years at XXXX. BWRX has X.XX years on the job as a bartender with xx. FICO XXX, XXXX since inception, $XXK equity in the subject, and $XXX residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,373.08	12/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,236.13	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	738	738	32.118%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, LTD.
There is an active junior mortgage against the subject property in favor of the xxamount of $X,XXX.XX, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the instrument #xx. This mortgage was rerecorded on xx/xx/XXXX to correct the notary section.
The first and second installments of county taxes for XXXX/XXXX have been paid in the total amounts of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,723.05 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,236.13 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $184,715.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $184,715.07.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
BWR1 has 9.83 years on the job as a welder at xx.
BWR2 has 10.75 years on the job as a landscape foreman at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxseller’s tape data shows the second lien $X,XXX IHDA down payment assistance will be retained by xxupdated title report dated xx/xx/XXXX, there is an active junior mortgage against the subject property in favor of the xxamount of $X,XXX.XX, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the instrument #xx. This mortgage was rerecorded on xx/xx/XXXX to correct the notary section."
* TRID xxloan failed the TRID rate lock disclosure delivery date."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the lender did not document sufficient assets to close. xxreflects a $X,XXX gift of equity and a tax proration credit of $X,XXX.XX. Excluding the excess tax proration credit, bank statement in file reflects $XXX.XX in available assets, which does not meet the required qualifying assets, resulting in a borrower shortfall of $X,XXX.XX. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a welder at xx. BWRX has XX.XX years on the job as a landscape foreman at xx, FICO XXX, and $X,XXX equity in the subject."
																																																																																								* Cash out purchase (xxsubject loan is purchase case. xxdated xx/xx/XXXX reflects cash to in the amount of $XXX.XX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,697.75	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,907.51	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	Not Applicable	49.761%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx, LTD.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,592.33 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,907.51 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $458,745.70.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $458,745.70.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified using an offer letter as a lead analyst with xx. Previously, BWR had 3.33 years on the job as an assistant director with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxwas approved at XX.XX%. The tape shows the lender was unable to validate income and employment due to insufficient income history, and the lease agreement for the departing residence was unacceptable because the property is vacant and listed for sale. Unable to determine revised xxdefect. The subject originated on xx/xx/XXXX, and the X-year SOL is active. BWR was qualified using an offer letter as a lead analyst with xx, FICO XXX, and $XXXK equity in the subject."	* Missing or error on the xxlock agreement signed by BWR is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3.26	$2,559.96	11/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,228.28	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	798	Not Applicable	38.562%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, LTD.
No active judgments or liens have been found.
The Xnd installment of town taxes for XXXX has been paid in the total amount of $XXX.XX on xx/xx/XXXX.
The Xst installment of town taxes for XXXX was partially paid in the amount of $XXX.XX and remaining balance is delinquent in the amount of $X.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,436.41 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,228.28 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $188,550.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $188,550.54.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 13.25 years at xx, BWR has been SE for 6.33 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxsubject is approved as xxlease agreement is missing from the loan documents. Seller provided XXXX and confirmed that XXXX was used in lieu of a lease agreement."		* ATR - Unable to determine borrower's xxloan is NOO and was approved at XX.XX%. Tape shows rental income used for qualification is not supported by tax return. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE for XX.XX years at xx, BWR has been SE for X.XX years at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject. Review confirms ATR with documented repairs on rental properties in question."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$316.86	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$811.18	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	7.278%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of county taxes for XXXX are due in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $864.90 (xx), which was applied for the due date of xx/xx/2025. The current xxis $811.18 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $107,310.35.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $107,310.35.
As per tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as a product designer at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxshows property is NOO as the BWR did not occupy the subject after closing. Further details were not provided. Elevated for client review."
																																																																																						* xxis not active (xxshows the MI rescinded."	* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxapproved as OO at X.XX%. Tape shows subject is NOO as the BWR did not occupy the subject after closing, causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a product designer at xx, FICO XXX, XXXX in the last XX months and $X,XXX equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,567.29	6.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	43.748%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a prior medical lien against the borrower xx, LTD, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
The Xst and Xnd installments of county taxes for XXXX have been exempted.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,730.56 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,567.29 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $547,118.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $547,118.51.
The loan has not been modified since origination.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension and VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	4: Unacceptable	* MI, xxmissing and required (xxloan guaranty certificate is missing from the loan documents." * xxshows the subject loan is not insured."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The revised LE dated xx/xx/XXXX reflects points - loan discount fee of $X,XXX.XX. The final CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL is active."
* Loan does not conform to program guidelines (xxshows the subject loan does not meet VA net tangible benefit requirements for a refinance loan. xxshows BWR received $XXXK at closing. Further details not provided. Subject originated on xx/xx/XXXX."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,341.24	12/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,309.01	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	802	Not Applicable	38.300%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,755.81 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,309.01 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $355,693.49.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $355,693.49.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as an operations analyst at xx. BWR had multiple jobs in the last 2 years. Additionally, BWR receives VA benefit income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxagreement is missing from the loan documents."	* Loan does not conform to program guidelines (xx) for investment property. xxreflects seller credit of $XX,XXX.XX. Further details not provided. Subject originated on xx/xx/XXXX."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$123.46	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,992.69	8.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	12.528%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,679.04 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,992.69 with an interest rate of 8.750%. The current UPB reflected as per the payment history is $374,451.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history tape data, is $374,451.73.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6.58 years with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

The loan failed the NC rate spread home loan test."
* XX TRID xxfailed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect xx, CD dated xx/xx/XXXX reflects xx.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. xxincrease in fee is available. xx/xx/XXXX, COC is not getting tested.
Subject loan is a purchase case, originated on xx/xx/XXXX and the SOL is X-year SOL is active."
* Loan does not conform to program guidelines (xxshows the subject loan is an HPML loan, and the second appraisal ordered was not delivered X days prior to closing. Further details not provided."
																																																																																							* Missing or error on the xxrate lock agreement is missing from the loan documents."	* xxtest xxfailed the higher-priced mortgage loan test (xx)(xx)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(xx), (xx), and (xx)."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$23,790.64	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,837.38	6.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	32.482%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2026. According to the tape as of xx/xx/2025, the next due date is xx/xx/2026. The current xxis $5,837.38 with an interest rate of 6.750%. The current UPB reflected as per the tape is $900,000.00.
Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is $900,000.00.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 months on the job as a professional athlete at the xx, BWR was a full-time student with the xxbetween xx/xx/2022 and xx/xx/2025 for 2.58 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxfile show the BWR is an XXXX and the investor would not purchase loan due to the structure of XXXX contracts. Further details not provided. The subject originated on xx/xx/XXXX. FICO XXX."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,743.61	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,670.72	7.250%	359	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	814	Not Applicable	46.286%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,136.79 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,670.72 with an interest rate of 7.25%. The current UPB reflected as per the payment history is $388,361.53.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $388,361.53.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 years on the job as a vehicle inspector at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows BWR income declined after closing. Further details not provided. Subject originated on xx/xx/XXXX. BWR has X years on the job as a vehicle inspector at xx, FICO XXX, and XXXX since inception."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$607.67	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,069.15	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	818	Not Applicable	38.616%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of county taxes for XXXX are due in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,163.18 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,069.15 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $162,337.46.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $162,337.46.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.58 years on the job as an accountant at the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows the condominium project is not warrantable (xxmaster insurance policy carries a XX% deductible, which exceeds agency guideline limits. Review of the condo questionnaire does not show any special assessment. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,308.18	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,614.89	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	815	29.717%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior mortgage against the subject property, which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $xx with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025 with a first payment date of xx/xx/2026. According to the tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current xxis $2,614.89 with an interest rate of 6.375%. The current UPB reflected as per the tape is $419,141.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB as per the tape is $419,141.00.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.25 years on the job as a teacher at the xx
BWR2 has 7.58 years on the job as a pilot at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TRID rate lock disclosure delivery date test."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX.
Loan estimate dated xx/xx/XXXX does not reflect Funding, Wire, or xxdated xx/xx/XXXX reflects Funding, Wire, or xx.XX.
This is a cumulative increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (xxshows the DPA program guidelines were not met, as the borrower’s qualifying income exceeds the county income limit and the loan is not eligible for the DPA program. Further details not provided. The subject is in first lien. Subject originated on xx/xx/XXXX, FICO XXX, and $xx equity in the subject."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,875.88	11/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,627.72	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	43.735%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage against the subject property that originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx, a public corporation.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,679.33 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,627.72 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $389,825.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $389,825.29.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.25 years on the job as a team lead at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the DPA program did not meet guidelines that require the borrower xx. Review of the loan file subject property located in the state of FL, and BWR was working at xx, which is located in xxdetails not provided."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,462.67	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,792.09	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	38.420%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a public corporation.
The annual installment of county taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,290.07 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,792.09 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $263,970.94.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $263,970.94.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as a service technician III with xx. Previously BWR had 2 years on the job as a diesel technician with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the subject lien is in first position. Review of the file shows the subject has a xx, resulting in an xxdecision. Manual underwriting is not acceptable for this loan. Subject originated on xx/xx/XXXX."	* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx)."
																																																																																								* Property is xxper the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at “Ln#xx."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,456.50	12/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,216.48	8.990%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	50.183%	First	Final policy	Not Applicable	Not Applicable	07/18/2011	$270,000.00	Not Applicable	5.500%	$1,630.85	08/01/2011	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
There are four credit card judgments against the borrower xx, which were recorded on different dates, in the total amount of $XX,XXX.XX.
The Xst installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,346.50 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,630.85 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $167,376.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $167,376.58.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the reason for default is unemployment.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xxlender xxon xx/xx/2011. As per the modified term, the new principal balance is $270,000.00. The monthly xxis $1,630.85 with an interest rate of 5.500% beginning on xx/xx/2011 and a maturity date of xx/xx/2037. The loan has been modified once since origination.	Missing or error on the xx xx	xx	2: Acceptable with xx	* xxloan failed the Connecticut license validation test."
* xxloan failed the Connecticut license validation test."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
* Note has xxwith xx, the note holder will choose a new index that is based upon comparable information.  The note holder will give notice of this choice."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	12/04/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No	xx	Not Applicable	$385.04	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	7.701%	First	Short Form Policy	Not Applicable	Not Applicable	01/19/2021	$82,335.35	$1,659.00	7.625%	$536.27	03/01/2021	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active PACE lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $536.27 (xx), which was applied for the due date of xx/xx/2025. The current xxis $536.27 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $77,573.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $77,573.58.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
xx, the borrowers, xx and xx, filed bankruptcy under Chapter 13 with the case # xx. xxwas dismissed on xx/xx/2019 and terminated on xx/xx/2019.

Foreclosure Comments:Not Applicable
xx, the borrowers, xx and xx, filed bankruptcy under Chapter 13 with the case # xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $51,000.00. The unsecured portion is $0.00. xxwas filed by the creditor on xx/xx/2014, with the secured claim amount of $xx and the arrearage amount of $48,563.97. The chapter 13 plan filed on xx/xx/2019 was confirmed on xx/xx/2014. The borrower xx.27 per month for 60 months to the trustee under the Chapter 13 plan. There is no comment indicating a cram down. xxwas dismissed on xx/xx/2019 and terminated on xx/xx/2019.	The modification agreement was made between the borrower, xx and xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is $82,335.35. The monthly xxis $536.27 with an interest rate of 7.625% beginning on xx/xx/2021 and a maturity date of xx/xx/2060. There is no deferred balance and principal forgiven amount.	xx Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows xxdetails not provided."	* xxloan is not failing predatory lending laws. It only exceeds the GSE points and fees test. xxfee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (xxcredit report is missing from the loan file."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,379.99	10/03/2025	Unavailable	Unavailable	Bankruptcy	Chapter 13	xx	Unavailable	No	xx	Not Applicable	$2,084.72	6.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	572	538	41.609%	First	Final policy	Not Applicable	Not Applicable	12/01/2013	$495,798.61	$348,798.61	4.250%	$666.55	12/01/2013	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX at Book xx, Page xx in the amount of $xx with xx, a corporation.
There is an active certificate of tax sale against the subject property in favor of xxyear XXXX, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst to Xth installments of town taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
The Xst and Xnd installments of town taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,555.13 (xx), which was applied for the due date of xx/xx/2025. The current xxis $666.55 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $105,381.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $105,381.69.
The loan was modified on xx/xx/2013.
As per the comment dated xx/xx/2025, the reason for the default is the death of the mortgagor’s family member.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property needs repairs to the home. Unable to determine the type of damage and estimated cost of repair. No comments have been found regarding repair completion.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2019. The foreclosure sale was scheduled in May 2019, and the bankruptcy was filed to stop the foreclosure sale. Further details are not provided.
xx, the borrower, xx. Violeta, filed bankruptcy under Chapter 13 with the case #xx. xxwas discharged on xx/xx/2022 and terminated on xx/xx/2022.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan in 2019. and the foreclosure sale was scheduled in May 2019, and the FC was placed on hold due to bankruptcy. Further details are not provided.
xx, the borrower, xx. Violeta, filed bankruptcy under Chapter 13 with the case # xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $220,000.00. The unsecured portion is $0.00. xxwas filed by the creditor, xx, on xx/xx/2019, with the secured claim amount of $xx and the arrearage amount of $23,678.12. The chapter 13 plan filed on xx/xx/2019 was confirmed on xx/xx/2021. The borrower xx, and then the sum of $2,089.00 for a period of 2 months. There is no comment indicating a cramdown. xxwas discharged and terminated on xx/xx/2022.	The step modification agreement was signed between the borrowers, xx and xx, and the lender, xx, with an effective date of xx/xx/2013, and the new modified unpaid principal balance is $495,798.61. The modified monthly xx.84 with an interest rate of 2.000% starting on xx/xx/2013, which will be changed in 04 steps until the new maturity date of xx/xx/2046. The rate will change in 04 steps, which end with 4.250%. There is a deferred balance of $xx and the deferred balance is eligible for forgiveness in the amount of $348,798.61. The interest-bearing principal balance is $147,000.00.	1-4 xx Missing or error on the xx	xx	2: Acceptable with xx	* xxloan fails the prohibited fees test.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* Missing required X-X family rider (xxfamily rider is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$2,615.90	$3,335.02	12/14/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,202.01	5.000%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Streamline Refinance	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/24/2020	$54,916.11	$1.00	5.000%	$582.47	08/01/2020	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, FA.
There are two junior mortgages against the subject property, which were recorded on xx/xx/XXXX and xx/xx/XXXX in favor of xx, a federal association, and xxamounts of $xx and $XX,XXX.XX.
  The Xst and Xnd instalments of borough taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth instalments of borough taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
  The annual instalment of utilities/MUD taxes for XXXX is delinquent in the amount of $X,XXX.XX on xx/xx/XXXX, which is good through xx/xx/XXXX.
The annual water taxes for XXXX have been delinquent in the amount of $X,XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,407.59 (xx), which was applied for the due date of xx/xx/2025. The current xxis $582.47 with an interest rate of 5.000%. The current UPB is $22,791.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $22,791.13.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the loan documents, the loan was modified on xx/xx/2020.
According to the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in 2017. As per the lis pendency located at Ln#xx, the complaint was filed on xx/xx/2017. As per the document located at Ln#xx,  the release of lis pendens was filed on xx/xx/2021 and recorded on xx/xx/2021.
No post-close bankruptcy record has been found.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan in 2017. As per the lis pendency located at Ln#xx, the complaint was filed on xx/xx/2017. As per the updated title report, the release of lis pendens was filed on xx/xx/2021 and recorded on xx/xx/2021.
Bankruptcy Comments:Not Applicable	The fixed-rate modification agreement was signed between the borrowers, xx and xx, and the lender, MERS as nominee for xx, with an effective date of xx/xx/2020, and the new modified unpaid principal balance is $54,916.11. The modified monthly xxis $582.47 with an interest rate of 5.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2030. There is a deferred balance of $1.00 and no principal forgiven balance. The loan has been modified once since origination.	xx xx xx	xx	2: Acceptable with xx	* xxloan failed the xxtest as the final TIL is missing from the loan documents."
* xxis missing from the loan documents."
* xxapplication signed by the loan originator is missing from the loan documents."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,003.16	12/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,553.68	7.840%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	48.118%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.000%	$1,425.45	Unavailable	Unavailable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,043.03 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,425.45 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $122,502.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $122,502.64.
Unable to determine the RFD.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The modification agreement is missing from the loan file.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a xx,553.68, a rate of interest of 7.84000%, and a maturity date of xx/xx/2034. xxper payment history tape data is $1,425.45, and the rate of interest is 6.00%. There is a difference in xxrate of interest with respect to the note. The modification agreement is missing from the loan file.	Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxshows the subject loan is uninsured."	* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeds the disclosed finance charge of $xx over by -$XXX.XX. The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of $xx exceeds the disclosed finance charge of $xx over by -$XXX.XX."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	$981.08	12/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,632.44	8.092%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/25/2016	$176,448.29	Not Applicable	6.500%	$1,194.59	11/01/2016	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, FSB.
There is a junior mortgage against the subject property in favor of xx, NA, in the amount of $xx which was recorded on xx/xx/XXXX.
The first and second installments of county taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The third and fourth installments of county taxes for XXXX are due in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,362.65 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,194.59 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $139,886.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $139,886.41.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2016.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2016. As per the modified term, the new principal balance is $176,448.29. The monthly xxis $1,194.59 with an interest rate of 6.500% beginning on xx/xx/2016 and a maturity date of xx/xx/2041. There are no deferred balances or principal forgiven amounts.	xx Missing or error on the xx xx	xx	2: Acceptable with xx	* Missing credit report (xxcredit report is missing from the loan file."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,574.74	11/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,103.61	10.071%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	44.533%	First	Final policy	Not Applicable	Not Applicable	07/01/2021	$145,501.65	Not Applicable	6.000%	$1,126.82	08/01/2021	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with Book xx, Page xx, in the amount of $xx with xx, FSB.
There is a xxagainst the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
 The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,850.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,126.82 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $121,705.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $121,705.06.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. xx, and the lender, xx, by xx, as indenture trustee, on xx/xx/2021. As per the modified term, the new principal balance is $145,501.65. The monthly xxis $1,126.83 with an interest rate of 6.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2038. There is no deferred balance and principal forgiven amount.	xx Missing or error on the xx xx xx	xx	4: Unacceptable	* xxis not active (xxshows subject loan is uninsured."	* xxreport is missing from the loan documents. Zillow search shows an estimated value at $XXXxxcurrent UPB is $XXXK."
* xxapplication signed by the loan originator is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxsigned by the borrower xx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$0.00	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,277.85	11.600%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	31.472%	First	Final policy	Not Applicable	Not Applicable	05/26/2009	$131,945.15	Not Applicable	4.490%	$689.60	06/01/2009	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active HOA lien against the subject property in favor of xx., a xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
There is an active state tax (Warrant for xx, xx, xx, xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $846.81 (xx), which was applied for the due date of xx/xx/2025. The current xxis $689.60 with an interest rate of 4.490%. The current UPB reflected as per the payment history is $73,867.75.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $73,867.75.
As per the collection comment dated xx/xx/2025, the reason for default is payment dispute.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2009.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2009. As per the modified term, the new principal balance is $131,945.15. The monthly xxis $689.60 with an interest rate of 4.490% beginning on xx/xx/2009 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount.	Missing or error on the xx xx	xx	2: Acceptable with xx	* xxloan failed the TILA finance charge test due to the disclosed finance charge of $xx exceeds the calculated finance charge of $xx by -$XXX.XX. The loan failed the TILA foreclosure rescission finance charge test due to the disclosed finance charge of $xx exceeds the calculated finance charge of $xx by -$XXX.XX."
* xxloan does not violate predatory lending laws. It only exceeds the GSE points and fees test: xxfee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,499.46	12/01/2025	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$838.54	11.550%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	547	513	38.614%	First	Short Form Policy	Not Applicable	Not Applicable	06/30/2011	$97,451.67	Not Applicable	6.000%	$551.16	08/01/2011	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. There is a mechanic's lien against the borrower xx, in the amount of $X,XXX.XX, which was recorded on xx/xx/XXXX. There is an active DOJ lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX. The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $652.04 (xx), which was applied for the due date of xx/xx/2025. The current xxis $551.16 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $78,876.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $78,876.41.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the borrower xx. The date of loss is xx/xx/2021. As per the comment dated xx/xx/2024, the loss draft check was received in the amount of $19,304.21. As per the comment dated xx/xx/2025, a claim check was received for the total amount of $1,430.16 due to water damage. Further details not provided. No further information was found regarding the completion of repairs.
The loan was modified on xx/xx/2011.
As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2020; the FC is put on hold because a bankruptcy.
xx, the borrowers, xx and xx, filed bankruptcy under Chapter 13 with the case #xx. xxwas dismissed on xx/xx/2023 and terminated on xx/xx/2023.

Foreclosure Comments:As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2020; the FC is put on hold because a bankruptcy chapter 13 plan was filed on xx/xx/2022 and confirmed on xx/xx/2022. The borrower xx,100.00 for 60 months to the trustee under the Chapter 13 plan. Further details not provided.
Bankruptcy Comments:
xx, the borrowers, xx and xx, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $160,000.00. The unsecured portion is $0.00. xxwas filed by the creditor, xx, on xx/xx/2022, with the secured claim amount of $xx and the arrearage amount of $29,137.30. The amended chapter 13 (Doc #xx. The borrower xx,100.00 for 60 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. xxwas dismissed on xx/xx/2023 and terminated on xx/xx/2023.
																																																																																		The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2011. As per the modified term, the new principal balance is $97,451.67. The monthly xxis $551.16 with an interest rate of 6.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx Missing or error on the xx	xx	2: Acceptable with xx			* xxis missing from the loan documents." * Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,734.37	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,350.00	12/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$436.44	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	549	37.885%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, xx, and xx
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $637.44 (xx), which was applied for the due date of xx/xx/2025. The current xxis $436.43 with an interest rate of 7.000%. The current UPB is $41,092.27.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $41,092.27.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the reason for default is the borrower's income was impacted by Covid-19.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
xx, the borrowers, xx. xx, filed bankruptcy under Chapter 13 with the case #xx. xxwas discharged on xx/xx/2014 and terminated on xx/xx/2014.
Foreclosure Comments:Not Applicable
xx, the borrowers, xx. xx, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $85,000.00. The unsecured portion is $0.00. xxwas filed by the creditor, Taylor, Bean, and xx, on xx/xx/2009, with the secured claim amount of $xx and the arrearage amount of $7,393.73. xxplan filed on xx/xx/2008 was confirmed on xx/xx/2009. There is no comment indicating a cramdown. xxwas discharged on xx/xx/2014 and terminated on xx/xx/2014.	Not Applicable	xx	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for xx."	* xxmissing or unsigned (xxfinal HUD-X is missing from the loan documents. CE was tested using the fee itemization in the file."	* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$XXX.XX.

																																																																																								The loan failed the TILA foreclosure rescission finance charge test due to calculated finance charge of $xx exceeds the disclosed finance charge of $xx by -$XXX.XX."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,404.63	11/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.73	7.800%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	557	531	45.460%	First	Final policy	Not Applicable	Not Applicable	Unavailable	$98,676.04	Unavailable	6.375%	$752.72	01/01/2025	Unavailable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual sewer charges for XXXX have been delinquent in the amount of $XXX.XX, which was good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,597.84 (xx), which was applied for the due date of xx/xx/2025. The current xxis $752.72 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $96,335.60.
The due dates were adjusted from xx/xx/2024 to xx/xx/2025 due to modification.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $96,335.60.
As per the collection comment dated xx/xx/2025, the reason for the default is illness of the borrower.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a xx,104.73, a rate of interest of 7.800%, and a maturity date of xx/xx/2035. The current xxper the latest payment history as of xx/xx/2025 is $752.72, and the rate of interest is 6.375%. There is a difference in xxrate of interest with respect to the note. As per the tape, the loan has been modified on xx/xx/2024. The modification agreement is missing from the loan file.	Missing or error on the xx	xx	2: Acceptable with xx	* xxloan failed the CT license validation test."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
* Not all borrowers signed xxis not hand signed by the borrower."
																																																																																								* TIL not hand dated (xxis not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/11/2025	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$605.67	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	607	Not Applicable	55.552%	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2013	$116,044.88	Not Applicable	4.125%	$494.06	08/01/2013	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active civil judgment against the borrower xx and xx, L.L.C., which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,198.23 (xx), which was applied for the due date of xx/xx/2025. The current xxis $494.06 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $100,353.45. As per the comment dated xx/xx/2024, the payments made in the month of August 2024 are BWR payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $100,353.45.
As per the comment dated xx/xx/2025, the reason for the default is the illness of the borrower.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2013.
As per the comment dated xx/xx/2024, the borrower xx. Further details were not provided.
According to the updated title report dated xx/xx/2025, the foreclosure was initiated on this loan in 2012, and the notice of seizure located at Ln#xx. Further details were not provided.
 xx, the borrower xx. xxwas dismissed on xx/xx/2018 and terminated on xx/xx/2019.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated on this loan in 2012, and the notice of seizure located at Ln#xx. Further details were not provided.
																																																																																	xx, the borrowers, xx and xx, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $116,000.00. The unsecured portion is $0.00. xxwas filed by the creditor xxon xx/xx/2014, with the secured claim amount of $xx and the arrearage amount of $3,000.00. xxplan filed on xx/xx/2014 was confirmed on xx/xx/2014. The borrower xx.00 for 60 months. xxwas dismissed on xx/xx/2018 and terminated on xx/xx/2019.	The modification agreement was made between the borrower, "xx," and the lender, "xx," on xx/xx/2013. As per the modified term, the new principal balance is $116,044.88. The monthly xxis $494.06 with an interest rate of 4.125% beginning on xx/xx/2013 and a maturity date of xx/xx/2053. There is no deferred balance and no principal forgiven amount. The loan has been modified once since origination.		xx	4: Unacceptable	* xxis not active (xxshows the subject loan is uninsured."				Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$330.02	12/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$380.10	7.990%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	535	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with Book xx, Page xx, in the amount of $xx with xx.
There is a junior mortgage against the subject property that originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with Book xx, Page xx, in the amount of $xx with xx.
There are two junior civil judgments against the borrower xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the amount of $XX,XXX.XX.
There are X state tax liens against the borrower xx, which were recorded on different dates, in the total amount of $XX,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $657.79 (xx), which was applied for the due date of xx/xx/2025. The current xxis $383.22 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $61,923.64.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $61,923.64.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM rate mortgage with a xx.10, a rate of interest of 7.900%, and a maturity date of xx/xx/2035. xxper payment history tape data is $383.22, and the rate of interest is 5.500%. There is a difference in xxrate of interest with respect to the note. The modification agreement is missing from the loan file.	Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxshows subject loan is uninsured."	* xxfails xxpublic guidelines) QM points and fees test due to fees charged of $X,XXX.XX Exceeds the fees threshold of $X,XXX.XX by $XXX.XX. xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $XXX.XX xxpaid by borrower: $XX.XX xxpaid by Borrower: $XX.XX XXXX xxpaid by Borrower: $XXX.XX xxpaid by borrower: $XX.XX"
																																																																																								* Missing or error on the xxrate lock agreement is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,174.40	10/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$576.62	7.850%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/26/2008	$37,643.33	Not Applicable	5.090%	$208.49	02/01/2009	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are two junior civil judgments against the borrower xx., which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $300.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $208.49 with an interest rate of 5.090%. The current UPB reflected as per the payment history is $22,205.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $22,205.25.
As per the collection comment dated xx/xx/2024, the reason for default was excessive obligations.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2008.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
According to servicing comments dated xx/xx/2024, the subject property was damaged due to the roof. There is no evidence to confirm the exact cost and current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2008. As per the modified term, the new principal balance is $37,643.33. The monthly xxis $208.49 with an interest rate of 5.090% beginning on xx/xx/2009 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the xx xx xx	xx	4: Unacceptable	* Property is xxis not affixed. As per the BPO report, which is located at "xx" the subject property type is a manufactured home. xxendorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* xxloan failed the late fee test, as the fee charged of XX.XXX% exceeds the fee threshold of X.XXX% over by +X.XXX%."
* xxloan is not failing predatory lending laws. It only exceeds the GSE points and fees test: xxfee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* xxreport is missing from the loan documents. Zillow search shows an estimated value at $XXXxxcurrent UPB is $XXK."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxsigned by the borrower xx."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	12/10/2025	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$455.09	10.840%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx., a corporation.
There is an active junior mortgage against the subject property in favor of xx, a corporation, in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument XXXXXXXX.
The annual county taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual city taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $544.08 (xx), which was applied for the due date of xx/xx/2026. The current xxis $457.08 with an interest rate of 8.840%. The current UPB reflected as per the payment history is $22,123.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $22,123.01.
As per the comment dated xx/xx/2025, the reason for the default is the illness of the borrower's family.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
The foreclosure was initiated in 2016 with the loan. The date of sale was postponed several times, and as per the servicing comment dated xx/xx/2024, the most recent foreclosure sale date was scheduled for xx/xx/2017. Further details not provided.
xx, the borrower, xx, Sr., filed bankruptcy under Chapter 7 with the case # xx. xxwas discharged on xx/xx/2022 and terminated on xx/xx/2022.
As per the servicing comment dated xx/xx/2024, the borrower xx on a repayment plan.

Foreclosure Comments:The foreclosure was initiated in 2016 with the loan. As per servicing comment dated xx/xx/2024, the foreclosure was on hold due to loss mitigation.  The date of sale was postponed several times and as per servicing comment dated xx/xx/2024 the most recent foreclosure sale date was scheduled for xx/xx/2017.Further details not provided.
xx, the borrower, xx, Sr., filed bankruptcy under Chapter 7 with the case # xx. The case was converted from xxon xx/xx/2022. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $72,800.00. The unsecured portion is $0.00. There is no comment indicating a cramdown. xxwas discharged on xx/xx/2022 and terminated on xx/xx/2022.

This is a conventional fixed-rate mortgage with a xx.09, a rate of interest of 10.840%, and a maturity date of xx/xx/2012. xxper payment history tape data is $457.08, and the rate of interest is 8.840%. There is a difference in xxrate of interest with respect to the note. The notice of extension of maturity date agreement dated xx/xx/2025 is available in the updated title, which shows that the maturity date has been extended till xx/xx/2037. As per the seller’s tape data, the loan has been modified. The modification agreement is missing from the loan file.	xx xx xx	xx	3: Curable	* xxlost note affidavit available in the file located at xxshows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx	* xxper the note, the loan type is a balloon fixed-rate note. The balloon rider is missing from the loan files."
* xxloan failed the interest rate test, as the interest rate charged of XX.XXX% exceeds the interest rate threshold of XX.XXX% over by +X.XXX%.

This loan failed the brokerage/finder fee test due to fees charged of $X,XXX.XX exceeds fee threshold of $XXX.XX over by +$X,XXX.XX.
The following fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX."
* xxloan is not failing predatory lending laws. It only exceeds the GSE points and fees test: xxfee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* xxreport is missing from the loan documents. Zillow search shows an estimated value at $XXxxcurrent UPB is $XXK."
																																																																																								* xxmissing or unexecuted (xxsigned by the borrower xx."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$965.64	12/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$513.68	8.800%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior hospital lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
For xx
The Xst and Xnd installments of county taxes for XXXX have been paid in the amounts of $XXX.XX and $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
For xx
The Xst and Xnd installments of county taxes for XXXX have been paid in the amounts of $XX.XX and $XX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $590.89 (xx), which was applied for the due date of xx/xx/2025. The current xxis $513.68 with an interest rate of 8.800%. The current UPB reflected as per the payment history is $43,839.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $43,839.42.
As per the servicing comments dated xx/xx/2025, the reason for the default is excessive obligations.
As per the servicing comments dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx xx xx	xx	2: Acceptable with xx	* xxloan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of $xx exceeds the disclosed finance charge of $xx by -$XX.XX."
* xxappraisal is missing from the loan document."
* xxinitial XXXX signed by the loan originator is missing from the loan files."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$1,979.99	12/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$650.89	11.250%	13	xx	xx	Conventional	ARM	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2017	$47,986.10	Not Applicable	6.250%	$411.44	04/01/2017	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior mortgage against the subject property in favor of xx, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx,XXX.XX.
The annual combined taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $601.71 (xx), which was applied for the due date of xx/xx/2025. The current xxis $411.44 with an interest rate of 6.250%. The current UPB, reflected as per the payment history, is $24,414.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is $24,414.11.
The loan was modified on xx/xx/2017.
As per tape data, the subject property occupancy is stated as an investment property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2017. As per the modified term, the new principal balance is $47,986.10. The monthly xxis $411.44 with an interest rate of 6.25% beginning on xx/xx/2017 and a maturity date of xx/xx/2032. There is no deferred balance and principal forgiven amount.	xx	xx	4: Unacceptable	* xxis missing (xxpurpose affidavit signed by the borrower xx." * xxis not active (xxshows subject loan is uninsured."	* xxmissing or unsigned (xxfinal HUD-X, along with itemization of fee and estimated HUD-X, is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (xxtape shows the subject loan is a business purpose loan."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	$0.00	$5,408.00	12/04/2025	xx	Unavailable	Dismissal	Chapter 13	xx	Unavailable	Unavailable	xx	Not Applicable	Unavailable	7.000%	360	xx	xx	HELOC	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	08/01/2021	$97,400.24	Not Applicable	7.000%	$1,739.29	09/01/2021	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The Xst, Xnd, and Xrd installments of Borough taxes for XXXX were paid in the total amount of $X,XXX.XX on different dates.
The Xth installment of Borough taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX is delinquent in the amount of $XXX.XX and good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,739.29, which was applied for the due date of xx/xx/2025. The current xxis $1,739.29 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $26,434.38.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $26,434.38.
As per the tape data, the occupancy of the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
As per the review of the updated title report dated xx/xx/2025, the multiple foreclosures have been initiated on the loan. The first foreclosure has been initiated in 2001 with case 2071/2001. The second foreclosure was initiated in 2002 with case 1178/2002 the foreclosure has been cancelled and the release of lis pendens recorded on xx/xx/2002. And the last foreclosure initiated in 2002 with case 5949/2002 which was cancelled on xx/xx/2006 and release of lis pendens recorded on xx/xx/2006. No further details are provided.
xx, the borrowers, xx and xx, filed bankruptcy under Chapter 13 with the case #xx. xxwas discharged on xx/xx/2008 and terminated on xx/xx/2009.
Foreclosure Comments:As per the review of the updated title report dated xx/xx/2025, the multiple foreclosures have been initiated on the loan. The first foreclosure has been initiated in 2001 with case 2071/2001. The second foreclosure was initiated in 2002 with case 1178/2002 the foreclosure has been cancelled and the release of lis pendens recorded on xx/xx/2002. And the last foreclosure initiated in 2002 with case 5949/2002 which was cancelled on xx/xx/2006 and release of lis pendens recorded on xx/xx/2006. No further details are provided.
xx, the borrowers, xx and xx, filed bankruptcy under Chapter 13 with the case #xx. xxwas discharged on xx/xx/2008 and terminated on xx/xx/2009.	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is $97,400.24. The monthly xxis $1,739.29 with an interest rate of 7.00% beginning on xx/xx/2021 and a maturity date of xx/xx/2027. There is no deferred balance and no principal forgiven amount.	xx Missing or error on the xx	xx	4: Unacceptable	* Unable to run xxsubject loan is a xxfees are not provided in the loan file; therefore, the xxwas not tested."	* Loan does not conform to program guidelines (xxshows junior lien. The updated title report, xx/xx/XXXX, does not show any lien against the subject property."
																																																																																							* xxlost note affidavit available in the file located at “xx_xxshows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at “xx”."	* xxis missing from the loan file." * Missing or error on the xxlock agreement signed by the borrower xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$0.00	12/05/2025	Unavailable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$6,257.01	11.600%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	Unavailable	First	Final policy	Not Applicable	Unavailable	03/20/2014	$1,092,580.07	$679,472.59	5.500%	$2,345.58	04/01/2014	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, an Arizona corporation.
There is an active real estate tax lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst and Xnd installments of town taxes for XXXX have been paid in the total amount of $X,XXX.XX.
The Xth installment of town taxes for XXXX was overpaid in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,737.94 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,345.58 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $324,636.84. The deferred balance is $679,472.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $324,636.84.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is the payment dispute.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2014.
xx, the borrower xx. xxwas discharged on xx/xx/2024 and terminated on xx/xx/2024.
As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2013; the FC is put on hold because a bankruptcy chapter 13 plan was filed on xx/xx/2018. Further details not provided.

BWR1 does not have any employment history.
Foreclosure Comments:As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2013; the FC is put on hold because a bankruptcy chapter 13 plan was filed on xx/xx/2018. Further details not provided.
																																																																																	xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $384,000.00. The unsecured portion is $29,107.00. xxwas filed by the creditor xx, as xxon behalf of and with respect to xx, xx, xx, on 11/02/18, with the secured claim amount of $xx and the arrearage amount of $12,660.79. xxplan was confirmed on xx/xx/2023. xxwas discharged on xx/xx/2024 and terminated on xx/xx/2024.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2014. As per the modified term, the new principal balance is $1,092,580.07. The monthly xxis $2,345.58 with an interest rate of 5.500% beginning on xx/xx/2014 and a maturity date of xx/xx/2044. There is a deferred balance of $xx and there is no principal forgiven amount. The loan has been modified twice since origination.	xx Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxshows subject loan is uninsured."		* xxsigned by loan originator is missing from the loan documents." * Missing or error on the xxlock agreement is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,409.16	12/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,891.20	$2,022.44	10.990%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2024	$273,794.49	$115,166.79	6.940%	$1,810.54	02/01/2024	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There are X active municipal liens against the subject property in favor of xx, Maryland, which were recorded on xx/xx/XXXX in the total amount of $XXX.XX.
There are X UCC financial statements against the borrower xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX.
There are X civil judgments against the borrower xx and xx, which were recorded on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX, in the total amount of $X,XXX.XX.
There is a credit card judgment against the borrower xx., which was recorded on xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,317.84 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,810.54 with an interest rate of 6.940%. The current UPB reflected as per the payment history is $268,225.16. The subject loan was modified in xx/xx/2024 and the deferred balance is in the amount of $115,166.79.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $268,225.16.
As per the comment dated xx/xx/2024, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $xx and the deferred amount is $115,166.79. The monthly xxis $1,810.54 with an interest rate of 6.940% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is no principal forgiven amount.	xx xx xx Missing or error on the xx xx xx	xx	3: Curable	* xxmissing or unsigned (xxfinal HUD-X, along with the itemization of fees and the estimated HUD-X, is missing from the loan documents."	* xxfinal truth in lending is missing from the loan file."
* xxappraisal report is missing from the loan file. Zillow search shows an estimated value at $XXXxxcurrent UPB is $XXXK."
* Missing credit report (xxcredit report is missing from the loan file."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxright of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,353.70	11/28/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,905.62	9.635%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	46.929%	First	Short Form Policy	Not Applicable	xx	02/27/2025	$255,734.18	Not Applicable	6.125%	$1,586.24	02/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is an active junior mortgage against the subject property in favor of MERS as nominee for xx. in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,348.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,586.24 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $253,737.31.

Collections Comments:According to the servicing comments, the current status of the loan is foreclosure.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $253,737.31.
As per the servicing comment dated xx/xx/2025, the reason for default is unemployment.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
The foreclosure was initiated on the loan. As per the servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to loss mitigation. Further details not provided.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the repayment plan was approved.

Foreclosure Comments:The foreclosure was initiated on the loan. As per servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, d/b/a xx, as a servicer and authorized agent of xx, on xx/xx/2025. As per the modified term, the new principal balance is $255,734.18. The monthly xxis 1586.24 with an interest rate of 6.125% beginning on xx/xx/2025 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount. The loan has been modified first time since origination.
																																																																																			Missing or error on the xx xx	xx	2: Acceptable with xx			* xxreport is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK." * Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	12/02/2025	Unavailable	Not Applicable	Unavailable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,140.94	5.500%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2014	$225,359.01	$67,607.70	4.875%	$747.65	02/01/2014	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, FSB.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The water/sewer charges for XXXX are delinquent in the amount of $xx which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,007.74 (xx), which was applied for the due date of xx/xx/2025. The current xxis $747.65 with an interest rate of 4.875%. The current UPB is $126,451.86. The deferred balance is $67,607.70.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $126,451.86.
As per the collection comment dated xx/xx/2024, the borrower's income was impacted by Covid-19.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2024, the reason for default is illness of the borrower.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2014.
As per the notice of lis pendens, which is located at "xx" the foreclosure was initiated on the loan in 2010, and the complaint was filed on xx/xx/2010 by xxf/k/a xx, xxdetails not provided.
xx, the borrower, xx. Washington, filed bankruptcy under Chapter 7 with the case #xx. xxcase was converted from chapter 7 to chapter 13 on xx/xx/2024. xxis still active.
Foreclosure Comments:As per the notice of lis pendens, which is located at "xx" the foreclosure was initiated on the loan in 2010, and the complaint was filed on xx/xx/2010 by xxf/k/a xx, xxdetails not provided.

xx, the borrower, xx. Washington, filed bankruptcy under Chapter 7 with the case #xx. xxcase was converted from chapter 7 to chapter 13 on xx/xx/2024. xxvoluntary petition does not reflect the subject collateral value and the subject claim details. xxwas filed by the creditor xxon xx/xx/2025, with the secured claim amount of $xx and the arrearage amount of $611.27. The debtor shall pay to the trustee $3,000.00 for 4 months and $1,525.00 for 56 months. The chapter 13 plan filed on xx/xx/2024 was confirmed on xx/xx/2025. There is no comment indicating a cramdown. xxis still active.	The modification agreement was made between the borrower, xx. Washington, and the lender, xx, on xx/xx/2014. As per the modified term, the new principal balance is $225,359.01. The monthly xxis $747.65 with an interest rate of 4.875% beginning on xx/xx/2014 and a maturity date of xx/xx/2054. The interest bearing amount is $xx the deferred balance of $xx and no principal forgiven amount. The loan has been modified once since origination.	Missing or error on the xx xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject loan is uninsured." * MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."	* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeds the disclosed finance charge of $xx by -$X,XXX.XX. The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of $xx exceeds the disclosed finance charge of $xx by -$X,XXX.XX. The loan failed the xxtest due to calculated APR of X.XXX% exceeds the APR threshold of X.XXX% by -X.XXX%."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	$0.00	$728.05	11/12/2025	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$343.67	9.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	10/01/2017	$37,010.82	Not Applicable	5.500%	$194.87	11/01/2017	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with book/page #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $234.91 (xx), which was applied for the due date of xx/xx/2025. The current xxis $194.87 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $33,161.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $33,161.03.
As per the servicing comment dated xx/xx/2025, the reason for default is payment dispute.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2017.
The foreclosure was initiated on the loan in 2022, and the lis pendens located at Ln#xx. As per the notice of default located at Ln#xx, the foreclosure sale was scheduled for xx/xx/2022. Further details are not available.
No post-close bankruptcy record has been found.

Foreclosure Comments:The foreclosure was initiated on the loan in 2022, and the lis pendens located at Ln#xx. As per the notice of default located at Ln#xx, the foreclosure sale was scheduled for xx/xx/2022. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, as xxon behalf of and with respect to xxon xx/xx/2017, and the new modified unpaid principal balance is $37,010.82. The modified monthly xxis $194.87 with an interest rate of 5.50% starting on xx/xx/2017, which will be changed in 2 steps until the new maturity date of xx/xx/2055. The rate will change in 2 steps, which end with 5.50%. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx xx xx Missing or error on the xx xx xx	xx	4: Unacceptable	* Release of mortgage (xxupdated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX. As per the partial release of the subject mortgage located at Ln#xx, recorded on xx/xx/XXXX, the subject mortgage has been partially paid, and a portion of the property has been released. Further details not provided."	* xxmissing or unsigned (xxfinal HUD-X, along with itemization of fee and estimated HUD-X, is missing from the loan documents."	* xxis missing from the loan documents."
* xxreport is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXK."
* Missing credit report (xxreport is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$473.72	11/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$429.03	9.000%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	8.625%	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with instrument # xx.
There are X civil judgments against the borrower xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX, in the total amount of $XX,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX are due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $486.50 (xx), which was applied for the due date of xx/xx/2025. The current xxis $331.79 with an interest rate of 9.000%. The current UPB reflected as per the payment history is $41,059.70.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $41,059.70.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2025, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2025, the loan modification is effective on xx/xx/2026.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2008 with a xx.03, a rate of interest of 9.83%, and a maturity date of xx/xx/2023. The current xxper the latest payment history as of xx/xx/2025 is $331.79, and the rate of interest is 9.000%. The current UPB reflected as per the payment history is $41,059.70. As per the servicing comment dated xx/xx/2025, the loan modification is effective on xx/xx/2026. As per the modified term, the new principal balance is $47,668.39. The monthly interest rate of 8.625% begins on xx/xx/2026, and the maturity date is xx/xx/2055. The modification agreement is missing from the loan file.	xx xx xx	xx	3: Curable		* xxmissing or unsigned (xxfinal HUD-X, the estimated HUD-X, is missing from the loan documents."	* xxreport is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXK." * xxmissing or unexecuted (xxis missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,354.13	12/04/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$933.00	8.900%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/01/2023	$131,086.47	Not Applicable	4.610%	$598.62	12/01/2023	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, INC.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,169.13 (xx), which was applied for the due date of xx/xx/2025. The current xxis $773.61 with an interest rate of 6.610%. The current UPB reflected as per the payment history is $128,908.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $128,908.34.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
xx, the borrower, xx. Stevenson, filed bankruptcy under Chapter 13 with the case #xx. xxwas discharged on xx/xx/2024 and terminated on xx/xx/2024.
Foreclosure Comments:Not Applicable
xx, the borrower, xx. Stevenson, filed bankruptcy under Chapter 13 with the case #xx. xxamended voluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $177,014.00. The unsecured portion is $0.00. xxwas filed by the creditor, xx, on xx/xx/2017, with the secured claim amount of $xx and the arrearage amount of $13,878.47. xxplan filed on xx/xx/2017 was confirmed on xx/xx/2017. The borrower xx. There is no comment indicating a cramdown. xxwas discharged on xx/xx/2024 and terminated on xx/xx/2024.	The step modification agreement was signed between the borrower, xx, and lender, xx, with an effective date of xx/xx/2023, and the new modified unpaid principal balance is $131,086.47. The modified monthly xx.62 with an interest rate of 4.610% starting on xx/xx/2023, which will be changed in 4 steps until the new maturity date of xx/xx/2063. The rate will change in 4 steps, which end with 7.610%. There is no deferred balance and principal forgiven amount.	xx xx xx xx Missing or error on the xx xx	xx	3: Curable	* xxmissing or unsigned (xxfinal HUD-X, along with itemization of fee and estimated HUD-X, is missing from the loan documents."	* xxis missing from the loan file."
* xxappraisal report is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
* Missing credit report (xxcredit report is missing from the loan file."
* xxsigned by loan originator is missing from the loan files."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,180.55	10/31/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No	xx	Not Applicable	$1,694.82	8.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	48.873%	First	Final policy	Not Applicable	Not Applicable	10/08/2013	$242,575.25	$25,338.27	2.000%	$370.76	12/01/2013	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are X junior mortgages against the subject property. The first junior mortgage against the subject property in favor of xx., in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument # xx, and the second junior mortgage against the subject property in favor of xx, a Florida corporation, and xx., a Florida corporation, in the amount of $xx originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument # xx.
There is an active xxlien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,204.80 (xx), which was applied for the due date of xx/xx/2025. The current xxis $699.03 with an interest rate of 7.000%. The current UPB, reflected as per the payment history, is $100,766.49. As per tape data, the deferred balance is $25,338.27.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB, reflected as per the payment history, is $100,766.49.
As per the comment dated xx/xx/2025, the reason for default is reduction in income.
No foreclosure activity has been found.
xx, the borrower xx. The bankruptcy was dismissed on xx/xx/2013.
The loan was modified on xx/xx/2013.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
																																																																																	xx, the borrower xx. The voluntary petition was filed on xx/xx/2013. The bankruptcy was dismissed on xx/xx/2013.	The step modification agreement was made between the borrower, xx, and lender, xx, with an effective date of xx/xx/2013, and the unpaid principal balance is $242,575.25, out of which $94,803.80 has been forgiven. The modified UPB is $147,771.45, out of which $25,338.27 has been deferred. The interest-bearing amount is $122,433.18. The modified monthly xx.76 with an interest rate of 2.000% starting on xx/xx/2013, which will be changed in 6 steps until the new maturity date of xx/xx/2053. The rate will change in 6 steps, which end with 7.000%.	Missing or error on the xx	xx	3: Curable		* xxlost note affidavit available in the file located at “xx - xxshows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at “xx.”"	* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$2,013.80	12/04/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$346.80	15.492%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/01/2025	$19,553.98	Not Applicable	6.750%	$369.48	01/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx xx
There is an active junior mortgage against the subject property in favor of xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument #xx.
The combined annual taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX.
The annual school taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $614.32 (xx), which was applied for the due date of xx/xx/2025. The current xxis $369.48 with an interest rate of 6.750%. The current UPB is $16,309.74.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $16,309.74.
As per the comment dated xx/xx/2024, the reason for default is unemployment.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2024, the borrower’s income has been impacted due to the Covid-19.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No foreclosure activity has been found.
xx, the borrower xx. The bankruptcy was discharged on xx/xx/2025 and terminated on xx/xx/2025.
Foreclosure Comments:Not Applicable
xx, the borrower, xx, filed for bankruptcy under Chapter 7 with the case #xx. As per voluntary petition schedule xx, the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $28,880.20. The unsecured portion is $0.00. The bankruptcy was discharged on xx/xx/2025 and terminated on xx/xx/2025.	The fixed-rate modification agreement was signed between the borrowers, xx, aka xx, and xx, and the lender, MERS as nominee for xx, with an effective date of xx/xx/2025, and the new modified unpaid principal balance is $19,553.98. The modified monthly xxis $369.48 with an interest rate of 6.750% beginning on xx/xx/2025 and a maturity date of xx/xx/2030. There are no deferred balance and principal forgiven balance.	xx xx xx Missing or error on the xx xx	xx	4: Unacceptable	* Property is xxis not affixed. As per the appraisal report, which is located at (xx, the subject property type is a manufactured home. xxendorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* xxmissing or unsigned (xxfinal HUD-X, along with the itemization of fees and the estimated HUD-X, is missing from the loan documents."	* Appraisal dated after closing (xxdate after closing date."
* xxfinal TIL is missing from the loan documents."
* Missing credit report (xxcredit report is missing from the loan document."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,396.80	12/08/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,049.70	6.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	689	624	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2017	$463,440.06	$93,630.06	6.750%	$2,739.13	04/01/2017	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx., a xxcorporation.
There is an active prior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
There is a junior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx, a xxnot-for-profit corporation.
There is an active sidewalk lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst and Xnd installments of borough taxes for XXXX were paid.
The Xrd and Xth installments of borough taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,451.17 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,739.13 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $275,461.14 and the deferred balance is $93,630.06.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $275,461.14.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2017.
According to the updated title report dated xx/xx/2025, the FC was initiated in 2016, and the notice of lis pendens, located at Ln#xx, was filed on xx/xx/2016. The stipulation to cancel the lis pendens is located at Ln #xx, Page #xx, and states that the lis pendens was canceled on xx/xx/2018.
No post-close bankruptcy record has been found.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated on this loan in 2010 and 2016, and the notice of lis pendens, located at Ln#xx. xxdetails are not provided. xxwas reinitiated in 2016, and the notice of lis pendens, located at Ln#xx. The stipulation to cancel the lis pendens is located at Ln#xx, and states that the lis pendens was canceled on xx/xx/2018.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx and xx, and the lender, 1st xx, a xxcorporation, on xx/xx/2017. As per the modified term, the new principal balance is $xx out of which $xx is the interest-bearing amount, and the deferred amount is $93,630.06. The monthly xxis $2,739.13 with an interest rate of 6.750% beginning on xx/xx/2017 and a maturity date of xx/xx/2038. There is no deferred balance and no principal forgiven amount.	xx Missing or error on the xx xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject loan is uninsured." * MI, xxmissing and required (xxis missing from the loan file."	* xxmissing or unsigned (xxfinal HUD-X is missing from the loan documents. CE tested with the itemization of fees."	* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,283.68	11/10/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$525.27	6.870%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	609	Not Applicable	47.441%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $737.25 (xx), which was applied for the due date of xx/xx/2025. The current xxis $525.27 with an interest rate of 6.87%. The current UPB reflected as per the payment history is $38,262.83.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $38,262.83.
As per the comment dated xx/xx/2025, the reason for default is marital problems.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the subject property needs repairs. The nature of the damage is not available. Unable to determine the estimated cost of repairs and the current status of repairs. Subsequent comments do not show damage.
As per the comment dated xx/xx/2024, the loan was active in foreclosure, and the sale was scheduled for xx/xx/2017. As per the comment dated xx/xx/2024, the foreclosure was closed.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/2024, the loan was active in foreclosure, and the sale was scheduled for xx/xx/2017. As per the comment dated xx/xx/2024, the foreclosure was closed.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* xxfailed the TILA foreclosure rescission finance charge test. Finance charge disclosed on xx,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XX.XX."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,917.68	11/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,510.28	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a UCC finance statement against the subject property in favor of xx, which was recorded on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,516.26 (xx), which was applied for the due date of xx/xx/2025. The current xxis $822.08 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $163,898.59 and the deferred amount is $26,289.28.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $163,898.59, and the deferred amount is $26,289.28.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the loan was modified.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2007 with a xx,510.28, a rate of interest of 6.87500%, and a maturity date of xx/xx/2037. The current xx, as per the latest payment history as of xx/xx/2025, is $822.08, and the rate of interest is 4.000%. There is a difference in xxrate of interest with respect to the note. The tape data shows the maturity date has been extended to xx/xx/2053. The modification agreement is missing from the loan file.	xx xx xx Missing or error on the xx Note xx	xx	4: Unacceptable	* Note is missing or unexecuted (xxoriginal note is missing. The lost note affidavit is not available in the loan file. The loan was modified, and it is missing from the loan file."
* xxis not active (xxtape shows the subject loan is not insured."	* xxmissing or unsigned (xxfinal HUD-X, along with itemization of fees and estimated HUD-X, is missing from the loan documents."	* xxis missing from the loan documents."
* xxreport is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
* xxapplication signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,577.10	11/29/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$748.39	8.876%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	02/26/2014	$93,116.49	Not Applicable	8.870%	$704.27	05/01/2014	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, FSB.
There are X active tax mortgages against the subject property. The first tax mortgage was originated on xx/xx/XXXX in favor of xx., and recorded on xx/xx/XXXX with instrument #xx. The second tax mortgage was originated on xx/xx/XXXX in favor of xx., and recorded on xx/xx/XXXX with instrument # xx. The amount of the mortgage is not available on both mortgage documents.
The annual combined taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,095.44 (xx), which was applied for the due date of xx/xx/2025. The current xxis $704.27 with an interest rate of 8.87%. The current UPB reflected as per the payment history is $81,825.28, and the deferred balance is $267.19.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $81,825.28, and the deferred balance is $267.19.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is the illness of the borrower’s family member.
The loan was modified on xx/xx/2014.
As per the tape data, the foreclosure was initiated on the loan on xx/xx/2020. As per the comment dated xx/xx/2024, the foreclosure is placed on hold due to bankruptcy. As per the comment dated xx/xx/2024, foreclosure closed. Further details are not provided.
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx. xxwas dismissed on xx/xx/2025 and terminated on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the tape data, the foreclosure was initiated on the loan on xx/xx/2020. As per the comment dated xx/xx/2024, the foreclosure is placed on hold due to bankruptcy. As per the comment dated xx/xx/2024, foreclosure closed. Further details are not provided.
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $65,633.00. The unsecured portion is $29,394.42. xxwas filed by the creditor, xx, on xx/xx/2020, with the secured claim amount of $xx and the amount of arrearage is $11,392.74. The chapter 13 plan filed on xx/xx/2021 was confirmed on xx/xx/2021. The debtor shall pay to the trustee in the amount of $1,350.00 per month for 36 months. xxwas dismissed on xx/xx/2025 and terminated on xx/xx/2025.

																																																																																		The step modification agreement was made between the borrowers, xx. and xx, and the lender, xx, with an effective date of xx/xx/2014, and the new modified unpaid principal balance is $93,116.49. The modified monthly xx.76 with an interest rate of 6.09% starting on xx/xx/2014, which will be changed in 4 steps until the new maturity date of xx/xx/2051. The rate will change in 4 steps, which end with 8.87%. There is no deferred balance and principal forgiven amount.	xx xx xx Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxtape shows the subject loan is not insured."	* xxmissing or unsigned (xx, along with estimated HUD-X and fee itemization, is missing from the loan documents."	* Missing credit report (xxreport is missing from the loan file." * xxapplication is missing from the loan documents." * Missing or error on the xxlock agreement signed by the borrower xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,817.27	12/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,080.00	$2,980.35	6.000%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	677	79.084%	First	Final policy	Not Applicable	Not Applicable	03/01/2010	$423,927.27	Not Applicable	4.875%	$1,924.63	03/01/2010	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of combined taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,387.45 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,924.63 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $309,923.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $309,923.82.
As per the comment dated xx/xx/2025, the reason for default is reduction in income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2010.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrowers, xx and xx, and the lender, xx, on xx/xx/2010, and the new modified unpaid principal balance is $423,927.27. The modified monthly xx,305.28 with an interest rate of 2.000% starting on xx/xx/2010, which will be changed in 4 steps until the new maturity date of xx/xx/2037. The rate will change in 4 steps, which end with 4.875%. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx xx Missing or error on the xx xx	xx	3: Curable	* xxmissing or unsigned (xxfinal HUD-X is missing. Consider the estimated HUD to run the CE."	* xxappraisal report is missing from the loan file. Zillow search shows an estimated amount of $XXXK; the current UPB is $XXXK."
* xxis missing from the loan file."
																																																																																								* Missing or error on the xxrate lock agreement is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	Other	$0.00	$9,696.94	12/04/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,410.48	5.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, N.A.
There is an active code enforcement lien against the subject property in favor of xx, xx, xx, which was recorded on xx/xx/XXXX. The code enforcement lien against the subject property, which was renewed in favor of the xxon xx/xx/XXXX and which was re-recorded on xx/xx/XXXX, is in the amount of $XXX,XXX.XX.
There is a state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The first installment of county taxes for XXXX-XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX-XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,351.42 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,386.59 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $233,085.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $233,085.66.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
xx, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx. Schedules are not included in voluntary petitions. There is no comment indicating a cramdown. xxwas dismissed on xx/xx/2016 and terminated on xx/xx/2016.

Foreclosure Comments:Not Applicable
xx, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx. Schedules are not included in voluntary petitions. xxwas dismissed on xx/xx/2016 and terminated on xx/xx/2016.	Not Applicable	Missing or error on the xx xx	xx	2: Acceptable with xx	* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeds the disclosed finance charge of $xx by -$XX,XXX.XX. The loan failed the xxtest due to the APR calculated at X.XXX%, which exceeds the disclosed APR of X.XXX% by X.XXX%."
* xxreport is missing from the loan documents. Zillow search shows an estimated value of $X.XM. Current UPB is $XXXK."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$4,116.56	10/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,172.24	4.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first installment of XXXX taxes for the county has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of XXXX taxes for the county is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,824.44 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,172.24 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $397,264.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $397,264.56.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx xx xx xx xx xx	xx	4: Unacceptable	* xxis missing (xxpurpose affidavit signed by the borrower xx."
* Guideline is missing (xxloan program guideline is missing from the loan documents."
* xxis missing (xxlease agreement is missing from the loan documents."
* xxapproval is missing from the loan documents."	* xxmissing or unsigned (xxis missing from the loan documents."	* xxmissing; loan has escrows (xxescrow account disclosure is missing from the loan documents."
* xxreport is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB $XXXK."
* Missing credit report (xxreport is missing from loan documents."
* Missing flood cert (xxinsurance certificate is missing from the loan documents."
* xxapplication is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (xxinsurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,811.04	11/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,862.34	7.725%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/01/2021	$334,194.25	Not Applicable	7.125%	$2,280.04	03/01/2021	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are two civil judgments against the borrower xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $XX,XXX.XX.
The first and second installments of city taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,647.80 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,280.04 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $314,516.73.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $314,516.73.
As per the servicing comment dated xx/xx/2024, the property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, xx, FSB, trustee, on xx/xx/2021. As per the modified term, the new principal balance is $334,194.25. The monthly xxis $2,280.04 with an interest rate of 7.125% beginning on xx/xx/2021 and a maturity date of xx/xx/2049. There are no deferred balance and principal forgiven amount.	xx xx xx xx Missing or error on the xx xx	xx	4: Unacceptable	* xxis not active (xxtape shows the subject loan is not insured."
* The property is located in a state that has unlimited assignee liability for xx, which has unlimited assignee liability for high state costs, and the final HUD-X is missing to test the compliance."	* xxmissing or unsigned (xxfinal HUD-X, along with the itemization of fees and the estimated HUD-X, is missing from the loan documents."	* xxfinal truth in lending is missing from the loan documents."
* xxreport is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
* Missing credit report (xxcredit report is missing from the loan file."
* xxinitial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$1,883.05	11/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No	xx	Not Applicable	$1,365.63	12.490%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2019	$185,753.66	Not Applicable	7.000%	$1,157.93	05/01/2019	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a prior civil judgment against the borrower xx and xx, which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.
There is a credit card judgment against the borrower xx, N.A., which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,317.09 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,157.93 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $178,296.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $178,296.76.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the modification agreement, the loan was modified on xx/xx/2019.
No foreclosure activity has been found.
xx, the borrowers, xx and xx, filed bankruptcy under Chapter 13 with the case #xx. xxwas discharged on xx/xx/2022 and terminated on xx/xx/2022.
Foreclosure Comments:Not Applicable
xx, the borrowers, xx and xx, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $180,000.00. The unsecured portion is $45,000.00. xxwas filed by the creditor, xx, on xx/xx/2016, with the secured claim amount of $xx and the arrearage amount of $44,131.73. The amended chapter 13 plan filed on xx/xx/2016 was confirmed on xx/xx/2016. The borrower xx,340.00 for 1 month, $1,700.00 for 7 months, and $2,587.00 for 25 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. xxwas discharged on xx/xx/2022 and terminated on xx/xx/2022.	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2019. As per the modified term, the new principal balance is $185,753.66. The monthly xxis $1,157.93 with an interest rate of 7.000% beginning on xx/xx/2019 and a maturity date of xx/xx/2058. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination. This modification document is not signed by the borrower xx.	xx xx xx Missing or error on the xx Note xx xx	xx	4: Unacceptable	* Guideline is missing (xxsubject is a manually underwritten loan. Reaching out to the seller for the guidelines." * xxis not active (xxshows the subject loan is uninsured."	* xxmissing or unsigned (xxfinal HUD-X, along with the itemization of fees and the estimated HUD-X, is missing from the loan documents."
* Note is missing or unexecuted (xxoriginal note is missing. The lost note affidavit is not available in the loan file. The loan was modified on xx/xx/XXXX."	* xxfinal truth in lending is missing from the loan documents."
* xxsubject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value at $XXXK. Current UPB is $XXXK."
* Missing credit report (xxcredit report is missing from the loan file."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxright of rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,543.36	12/09/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$830.53	6.500%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	$163,536.87	Not Applicable	8.875%	$1,301.90	10/01/2025	Unavailable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are four active water/sewer liens against the subject property in favor of the xx, a municipal corporation existing under the laws of the xx, which were recorded on different dates in the total amount of $X,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,925.21 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,301.90 with an interest rate of 8.875%. The current UPB reflected as per the payment history is $163,257.59.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $163,257.59.
As per the comment dated xx/xx/2024, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2025, the subject property is vacant.
As per the tape, the loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment, the foreclosure was initiated on the loan. Unable to determine the complaint filed date. As per the comment dated xx/xx/2025, the foreclosure was placed on hold due to modification. No further details have been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the collection comment, the foreclosure was initiated on the loan. Unable to determine the complaint filed date. As per the comment dated xx/xx/2025, the foreclosure was placed on hold due to modification. No further details have been found.
																																																																																	Bankruptcy Comments:Not Applicable	This is an FHA fixed-rate mortgage with a xx.53, a rate of interest of 6.50000%, and a maturity date of xx/xx/2033. xxper PH is $1,301.90, and the rate of interest is 8.875%. There is a difference in xxrate of interest with respect to the note. As per the tape, the loan was modified on xx/xx/2025. The modification agreement is missing from the loan file.	xx	xx	2: Acceptable with xx			* Missing credit report (xxreport is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$1,339.43	11/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,644.43	9.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2020	$176,375.76	Not Applicable	6.290%	$1,186.25	09/01/2020	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, in the amount of $xx with xx., a California corporation.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,867.20 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,186.25 with an interest rate of 6.290%. The current UPB reflected as per the payment history is $152,315.37.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $152,315.37.
As per the comment dated xx/xx/2025, the reason for the default is excessive obligations.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the comments dated xx/xx/2024, the subject property was damaged, and the borrower xx on xx/xx/2024. No comment indicating the completion of repairs has been found. xxdo not show damages.
As per the comment on xx/xx/2024, there is a payment dispute. Further details are not provided.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
xx, the borrower xx. xxwas dismissed on xx/xx/2016 and terminated on xx/xx/2016.
Foreclosure Comments:Not Applicable
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx. The schedules of the voluntary petition were not filed by the borrower. xxwas not filed by the creditor. xxwas dismissed on xx/xx/2016 and terminated on xx/xx/2016.	The step modification agreement was made between the borrowers, xx. xx, and lender xx, a xx, xx, FSB, Trustee, on xx/xx/2020. As per the modified term, the new modified unpaid principal balance is $176,375.76. The monthly xxis $1,099.91 with an interest rate of 5.290% starting on xx/xx/2020, which will be changed in 05 steps until the new maturity date of xx/xx/2043. The rate will change in 05 steps, which end with 9.312%. The borrower xx,186.25 and an interest rate of 6.290%. There is no deferred balance and no principal forgiven amount.
xx xx xx xx	xx	3: Curable	* xxmissing or unsigned (xxfinal HUD-X, along with the itemization of fees and the estimated HUD-X, is missing from the loan documents."	* xxfinal TIL document is missing from the loan file."
* xxappraisal report is missing from the loan documents. Zillow shows the estimated value at $XXX,XXX & the current UPB is $XXXK."
																																																																																								* Missing credit report (xxcredit report is missing from the loan document."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$7,489.64	12/05/2025	Unavailable	No	Unavailable	Chapter 13	xx	Unavailable	No	xx	$1,019.33	$1,529.86	5.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	49.703%	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2018	$268,943.97	Not Applicable	2.000%	$814.43	04/01/2018	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is one junior mortgage against the subject property, which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx, xx
There is a certificate of sale for an unpaid sewer charge for the year XXXX found against the subject property in favor of “xx,” which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
There are two child support liens against the borrower xx and Gonzales, xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
There are two prior mechanics liens against the borrower xx. Fedele, which were recorded on xx/xx/XXXX in the total amount of $XX,XXX.XX.
The Xst, Xnd, Xrd, and Xth installments of city taxes for XXXX are paid in the total amount of $X,XXX.XX on different dates.
The Xst and Xnd installments of city taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of utilities/mud taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of utility/mud charges for XXXX have been delinquent in the total amount of $X,XXX.XX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,613.16 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,681.21 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $248,011.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $248,011.03.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the reason for default is service transfer.
 As per the comment dated xx/xx/2024, the subject property is tenant occupied.
 According to the title report dated xx/xx/2025, the foreclosure was initiated in 2016. The lis pendens was located at Ln#xx, which was filed on xx/xx/2016 and recorded on xx/xx/2016.
The borrower, xx, filed bankruptcy under Chapter 13 with the case # xx. xxwas discharged on xx/xx/2022.

Foreclosure Comments:According to the title report dated xx/xx/2025, the foreclosure was initiated in 2016. The lis pendens was located at Ln#xx, which was filed on xx/xx/2016 and recorded on xx/xx/2016. Further details not provided.
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $210,000.00. The unsecured portion is $42,746.00. xxwas filed by the creditor, xx, on xx/xx/2017, with the secured claim amount of $xx and the arrearage amount of $51,827.19. The chapter 13 plan filed on xx/xx/2017 was confirmed on xx/xx/2017. The debtor shall pay $200.00 for 60 months. xxwas discharged on xx/xx/2022.	xxmodification agreement was made between the borrower xx on xx/xx/2018. As per the modified term, the new principal balance is $268,943.97. The monthly xxis $814.43 with an interest rate of 2.00% beginning on xx/xx/2023 and a maturity date of xx/xx/2058. As per mod terms, the interest will be charged at a fixed rate for 60 months until March 2023. After xx/xx/2023, the interest rate will be changed as per the original ARM note. There are no deferred balances or principal forgiven amounts.	xx xx Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxshows the subject loan is uninsured."	* xxloan failed the xxtest as the final TIL is missing from the loan documents."
* xxis missing from the loan documents."
* xxapplication is missing from the loan documents."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,325.49	12/02/2025	xx	No	Unavailable	Chapter 13	xx	Unavailable	No	xx	Not Applicable	$1,967.22	6.250%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	45.741%	First	Final policy	Not Applicable	Not Applicable	05/01/2025	$238,687.38	Not Applicable	6.000%	$1,204.48	05/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.A.
There are two state tax warrants (warrant # xx. of Revenue, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $XX,XXX.XX.
 The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,951.30 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,204.48 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $199,268.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $199,268.80.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the RFD is curtailment of income.
As per the servicing comment dated xx/xx/2024, the borrower’s income was impacted due to Covid-19.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not provided.
As per the UT dated xx/xx/2025, the FC was initiated in 2017. xxwas initiated by filing the notice of lis pendens located at “Ln#xx. As per the release of lis pendens located at “Ln#xx,” the foreclosure was canceled on xx/xx/2021.
xx, the borrower, xx. Heyer, filed bankruptcy under chapter 13 with the case #xx. xxwas discharged on xx/xx/2022 and terminated on xx/xx/2022.
The loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
BWR has 4 years on the job as a medical/director with xx.

Foreclosure Comments:As per the UT dated xx/xx/2025, the FC was initiated in 2017. xxwas initiated by filing the notice of lis pendens located at “Ln#xx. As per the release of lis pendens located at “Ln#xx,” the foreclosure was canceled on xx/xx/2021.

xx, the borrower, xx. Heyer, filed bankruptcy under chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $175,352.00. The unsecured portion is $0.00. xxwas filed by the creditor, xx, xx, not in its individual capacity, solely as trustee for xx, on xx/xx/2018 with the secured claim amount of $xx and the arrearage amount of $96,852.77. The chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2021. There is no comment indicating a cramdown. xxwas discharged on xx/xx/2022 and terminated on xx/xx/2022.	The modification agreement was made between the borrower, xx. Heyer, and the lender, xxd/b/a xx, on xx/xx/2025. As per the modified term, the new principal balance is $238,687.38. The interest-bearing amount is $xx and the principal forgiven amount is $37,790.36. The monthly xxis $1,204.48 with an interest rate of 6.000% beginning on xx/xx/2025 and a maturity date of xx/xx/2055.	Missing or error on the xx xx	xx	4: Unacceptable	* xxis not active (xxshows subject loan is uninsured."	* xxfailed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XX,XXX.XX.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XX,XXX.XX.

Loan failed xxtest due to APR calculated X.XXX% exceeds APR threshold X.XXX% under disclosed by -X.XXX%."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxright of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$5,178.30	10/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,127.33	4.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Unavailable	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/23/2025	$236,217.72	Not Applicable	7.375%	$1,532.70	03/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are X junior partial claim mortgages against the subject property in favor of the xxfirst originated on xx/xx/XXXX in the amount of $xx which was recorded on xx/xx/XXXX. The second originated on xx/xx/XXXX in the amount of $xx which was recorded on xx/xx/XXXX.
There are X active junior UCC liens against the subject property in favor of ISPC, which were recorded on xx/xx/XXXX and xx/xx/XXXX.
There are X civil judgments against the borrower xx, which were recorded on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX, in the total amount of $XX,XXX.XX.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,285.91 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,532.70 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $235,724.35.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $235,724.35.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is $236,217.72. The monthly xxis $1,532.70 with an interest rate of 7.375% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount.	xx xx xx xx xx xx xx Missing or error on the xx xx xx Transmittal (xx)	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject is not FHA insured." * xxrequired by guidelines (xxreport is missing from the loan documents."	* xxmissing or unsigned (xxis missing from the loan documents."	* ATR - Unable to determine borrower's xxapproved as OO. ATR could not be determined as XXXX, AUS, loan approval and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* xxis missing. (xx) is xxfinal transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,725.46	11/30/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,685.84	6.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2021	$402,142.54	Not Applicable	3.750%	$1,618.73	12/01/2021	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,025.21 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,618.73 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $383,425.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $383,425.27.
As per tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2021.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx. xxwas dismissed on xx/xx/2014 and terminated on xx/xx/2014.
Foreclosure Comments:Not Applicable
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $297,000.00. The unsecured portion is $27,124.00. xxwas filed by the creditor, xx, on xx/xx/2014, with the secured claim amount of $xx and the arrearage amount of $127,456.02. The amended Chapter 13 plan filed on xx/xx/2014 and confirmed on xx/xx/2014. The borrower xx,826.91 for 60 months to the trustee under the chapter 13 plan. There is no comment indicating a cramdown. xxwas dismissed on xx/xx/2014 and terminated on xx/xx/2014.	The modification agreement was made between the borrower xx on xx/xx/2021. As per the modified term, the new principal balance is $402,142.54. The monthly xxis $1,618.73 with an interest rate of 3.750% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.	xx	2: Acceptable with xx	* xxloan failed the TILA finance charge test due to calculated finance charge of $xx exceeds the disclosed finance charge of $xx variance by -$X,XXX.XX."
																																																																																								* ROR not hand dated by borrower(xx) (xxis not hand-dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	$0.00	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$848.44	5.625%	180	xx	xx	Conventional	Fixed	Unavailable	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2023	$71,775.47	Not Applicable	5.625%	$386.26	04/01/2023	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with the xx, a municipal corporation.
There is one junior mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with the xx, an agency of the xx
There is a code enforcement lien against the subject property in favor of the xxamount of $xx which was recorded on xx/xx/XXXX. The amount of the lien is greater than the loan amount of $XXX,XXX.XX.
There are two PACE liens against the subject property in favor of xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX.
There is a mechanic's lien against the borrower xx., in the amount of $X,XXX.XX, which was recorded on xx/xx/XXXX.
The annual installment of county taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,400.96 (xx), which was applied for the due date of xx/xx/2025. The current xxis $455.46 with an interest rate of 7.070%. The current UPB reflected as per the payment history is $70,189.98, and the deferred balance is $165.36.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $70,189.98.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the borrower xx. Further details were not provided.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
xx, the borrower xx. xxwas discharged on xx/xx/2017 and terminated on xx/xx/2017.
Foreclosure Comments:Not Applicable
xx, the borrowers, xx. xx, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $67,500.00. The unsecured portion is $16,080.00. xxwas filed by the creditor, xx, Inc., on xx/xx/2012, with the secured claim amount of $xx and the arrearage amount of $1,062.33. The amended Chapter 13 plan filed on xx/xx/2012 was confirmed on xx/xx/2012. The borrower xx.91 for 60 months to the trustee under the Chapter 13 plan. xxwas discharged on xx/xx/2017 and terminated on xx/xx/2017.	The step modification agreement was made between the borrower xx, and the new modified unpaid principal balance is $71,775.47. The modified monthly xx.26 with an interest rate of 5.625% starting on xx/xx/2023, which will be changed in 2 steps until the new maturity date of xx/xx/2059. The term will change in 2 steps, which end with xx.46 and a rate of 7.070%. There is no deferred balance and no principal forgiven amount.	xx xx xx xx Missing or error on the xx xx	xx	3: Curable	* xxmissing or unsigned (xxfinal HUD-X, along with the itemization of fees and the estimated HUD-X, is missing from the loan documents."	* xxis missing from the loan documents."
* xxreport is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB $XXK."
* Missing credit report (xxreport is missing from loan documents."
* xxapplication is missing from the loan documents."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,120.38	12/11/2025	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,302.52	6.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2020	$325,143.32	$145,843.32	5.000%	$864.58	01/01/2020	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument #xx.
There is an active ECB lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
There are X code enforcement liens against the subject property in favor of the xx, which were recorded on xx/xx/XXXX. The amount of the lien is not provided.
There is an active state tax warrant against the borrower xx, which was recorded on xx/xx/XXXX with warrant xxamount of $XX,XXX.XX.
There are XX civil judgments against the borrower xx, which were recorded on different dates, in the total amount of $X,XXX.XX.
The first and second installments of combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The third and fourth installments of combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,687.08 (xx), which was applied for the due date of xx/xx/2025. The current xxis $864.58 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $169,391.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $169,391.90.
The loan was modified on xx/xx/2020.
The foreclosure was initiated on the loan in 2013. The notice of lis pendens is located at Ln #xx, page #xx, which was filed on xx/xx/2013. The final judgment located at Ln #xx, page #xx, was entered on xx/xx/2015. Further details not provided.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner- occupied.
Foreclosure Comments:The foreclosure was initiated on the loan in 2013. The notice of lis pendens is located at Ln #xx, page #xx, which was filed on xx/xx/2013. The final judgment located at Ln #xx, page #xx, was entered on xx/xx/2015. Further details not provided.

Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. xx, and the lender, xx, on xx/xx/2020. As per the modified term, the new principal balance is $xx out of which $xx is the interest-bearing amount and the deferred amount is $145,843.32. The monthly xxis $864.58 with an interest rate of 5.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2059. There is no principal forgiven amount.	xx xx xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject is not FHA insured."	* xxmissing or unsigned (xxmissing final xxwas tested using the fee itemization in the file."	* xxfailed xxtest due to final TIL is missing from the loan documents."
* xxis missing from the loan documents."
* xxloan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- xxfee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing credit report (xxreport is missing from loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$2,947.98	12/03/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,331.08	6.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.252%	First	Unavailable	Not Applicable	Not Applicable	09/01/2017	$338,359.84	$46,759.84	5.125%	$1,755.46	09/01/2017	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.A. There is one junior partial claim mortgage against the subject property originated on xx/xx/XXXX in favor of the xxamount of $xx which was recorded on xx/xx/XXXX. There is one junior mortgage against the subject property originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $xx with xx. There are X junior civil judgments against the borrower xx, which were recorded on different dates, in the total amount of $XX,XXX.XX. There is an ECB lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX. The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX. The Xrd and Xth installments of combined taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX. The annual utilities/MUD charges for XXXX have been delinquent in the amount of $xx which are good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,231.24 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,755.46 with an interest rate of 5.125%. The current UPB reflected as per the payment history is $227,088.51. The deferred balance is $37,407.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $227,088.51. As per the comment dated xx/xx/2025, the reason for default is the death of a family member. As per the comment dated xx/xx/2025, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan was modified on xx/xx/2017. According to the updated title report dated xx/xx/2025, the foreclosure was initiated on this loan in 2015, and the notice of lis pendens, located at Ln#xx, was filed on xx/xx/2015. The cancellation of lis pendens located at Ln#xx, states that the notice of pendency was canceled on xx/xx/2018. Further details were not provided. No post-close bankruptcy record has been found.
Foreclosure Comments:According to the updated title report dated xx/xx/2025, the foreclosure was initiated on this loan in 2015, and the notice of lis pendens, located at Ln#xx, was filed on xx/xx/2015. The cancellation of lis pendens located at Ln#xx, states that the notice of pendency was canceled on xx/xx/2018. Further details were not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2017. As per the modified term, the new principal balance is $xx out of which $xx is the interest-bearing amount, and the deferred amount is $46,759.84. The monthly xxis $1,755.46 with an interest rate of 5.125% beginning on xx/xx/2017 and a maturity date of xx/xx/2041. The loan has been modified twice since origination.	xx Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject loan is uninsured." * Guideline is missing (xxsubject is a manually underwritten loan. Reaching out to the seller for the guidelines."		* Missing credit report (xxcredit report is missing from the loan file." * Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,682.64	12/01/2025	Unavailable	No	Unavailable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	$2,083.32	3.000%	360	xx	xx	FHA	ARM	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	644	685	47.886%	First	Final policy	Not Applicable	Not Applicable	05/01/2017	$470,487.12	$64,677.12	3.000%	$1,955.32	05/01/2017	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active junior mortgage against the subject property, which was originated on xx/xx/XXXX with instrument # xx.
There is a junior UCC lien against the subject property in favor of XXXX , which was recorded on xx/xx/XXXX.
There is an active ECB lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
There are X junior civil judgments against the borrower xx, which were recorded on xx/xx/XXXX in the total amount of $XXX.XX.
The first and second installments of borough taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The third installment of borough taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of borough taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utility charges for XXXX has been delinquent in the amount of $X,XXX.XX, which is satisfactory through xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the amount of $X,XXX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2407.52 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,955.32 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $304,313.43 and the deferred balance is $60,946.40.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $304,313.43 and the deferred balance is $60,946.40.
Unable to determine the RFD.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2017.
No details pertaining to the damage to the subject property have been observed.
According to the updated title report dated xx/xx/2025, the lis pendens located at “Ln#xx. And the lis pendens was cancelled on xx/xx/2022. Further details not found.
xx, the borrower, xx, filed bankruptcy under Chapter 07 with the case # xx. xxwas discharged on xx/xx/2020 and terminated on xx/xx/2020.

Foreclosure Comments:According to the updated title report dated xx/xx/2025, the lis pendens located at “Ln#xx. And the lis pendens was cancelled on xx/xx/2022. Further details not found.
xx, the borrower, xx, filed bankruptcy under Chapter 07 with the case # xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $xx The unsecured portion is $0.00. There is no comment indicating a cram down. xxwas discharged on xx/xx/2020 and terminated on xx/xx/2020.	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2017. The deferred balance is $xx and the interest-bearing balance is $405,810.00. As per the modified term, the new principal balance is $470,487.12. The monthly xxis $1,955.32 with an interest rate of 3.00% beginning on xx/xx/2017 and a maturity date of xx/xx/2041.	xx xx Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject is not FHA insured."	* Bankruptcy History does not meet guidelines (xx, the borrower, xx, filed bankruptcy under Chapter XX with the case # xx. xxvoluntary petition shows a handwritten address, and without deducting the value of the collateral, the value of the collateral is the unsecured portion sections."	* xxloan failed the xxsubprime home loan initial GFE disclosure date validation test."
* xxfailed xxtest due to final TIL is missing from the loan documents."
* xxis missing from the loan file."
* xxmissing or unexecuted (xxis missing from the loan documents."
* xxloan is not failing predatory lending laws. It only exceeds the GSE points and fees test. xxfee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* xxis xxis missing from the loan documents."
* xxis xxis missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,449.76	12/01/2025	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Unavailable	xx	Not Applicable	$1,257.89	5.750%	360	xx	xx	FHA	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.356%	First	Final policy	Not Applicable	Not Applicable	08/01/2020	$237,395.68	$47,059.14	5.000%	$917.80	08/01/2020	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is a junior enforcement mortgage against the subject property originated on xx/xx/XXXX in favor of the xxamount of $xx which was recorded on xx/xx/XXXX.
There are X ECB liens against the subject property in favor of the xx, which were recorded on different dates, in the total amount of $XX,XXX.XX.
There are X state tax warrants against the borrower xx. of State, which were recorded on xx/xx/XXXX and xx/xx/XXXX with warrant xxamount of $X,XXX.XX.
There is an active code enforcement lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX.
There is a sidewalk lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX. The amount of the lien is not mentioned in the supporting document.
There is a civil judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
The Xst and Xnd installments of borough taxes for XXXX were paid in the amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of borough taxes for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual utility/MUD charges for XXXX are delinquent in the total amount of $XXX.XX, which was due on xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $1,927.20 (xx), which was applied for the due date of xx/xx/2025. The current xxis $917.80 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $181,288.40, and the deferred balance is $47,059.14.	Collections Comments:According to the servicing comments, the current status of the loan is foreclosure.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is $181,288.40.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, there is a payment dispute.
As per the comment dated xx/xx/2025, the trial plan was approved for 3 months from xx/xx/2025 to xx/xx/2026. As per the comment dated xx/xx/2025, the trial MOD was cancelled.
As per the servicing comment dated xx/xx/2025, the litigation matter has been found. Unable to determine the reason for the litigation. No comment has been found that states the litigation has been resolved.
The loan was previously modified on xx/xx/2020.
As per UT dated xx/xx/2025, the FC was initiated multiple times in 2004 and 2008, which are released. The latest foreclosure case was initiated in 2013 and amended in 2016. The lis pendens, located at Ln#xx, was filed on xx/xx/2016 with case # xx. As per the comment dated xx/xx/2025, foreclosure is on hold for loss mitigation. Further details are not provided.
xx, the borrower, xx. Jenkins, filed bankruptcy under Chapter 13 with the case #xx. xxwas dismissed on xx/xx/2006 and terminated on xx/xx/2006.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per UT dated xx/xx/2025, the FC was initiated multiple times in 2004 and 2008, which are released. The latest foreclosure case was initiated in 2013 and amended in 2016. The lis pendens, located at Ln#xx, was filed on xx/xx/2016 with case # xx. As per the comment dated xx/xx/2025, foreclosure is on hold for loss mitigation. Further details are not provided.
xx, the borrower, xx. Jenkins, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $215,000.00. The unsecured portion as per POC is $9,671.87. xxwas filed by the creditor, xx, on xx/xx/2004, with the secured claim amount of $xx and the arrearage amount of $13,989.84. xxplan filed on xx/xx/2004 was confirmed on xx/xx/2004. The borrower xx.00 per month for 60 months to the trustee under the Chapter 13 plan. xxwas dismissed on xx/xx/2006 and terminated on xx/xx/2006.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2020. As per the modified term, the new principal balance is $xx out of which $xx is the interest-bearing amount and the deferred amount is $47,059.14. The monthly xxis $917.80 with an interest rate of 5.00% beginning on xx/xx/2020 and a maturity date of xx/xx/2060. There is no principal forgiven amount.	xx xx xx Missing or error on the xx xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject loan is uninsured."	* Bankruptcy History does not meet guidelines (xx, the borrower, xx., filed bankruptcy under Chapter XX with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $XXX,XXX.XX. The unsecured portion is $XX,XXX.XX. The information of the subject collateral is handwritten."
* xxmissing or unsigned (xxhas some points and fees handwritten."	* xxloan failed the xxtest as the final TIL is missing from the loan documents."
* xxis missing from the loan documents."
* xxreport is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
* xxapplication signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,557.07	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,785.52	6.250%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	799	795	34.114%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
For xx
The annual county taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
For xx
The annual county taxes for XXXX were paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,326.39 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,785.52 with an interest rate of 6.25%. The current UPB reflected as per the payment history is $438,340.35.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $438,340.35.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 20.58 years at xxdba xx
BWR2 has been SE for 3.5 years at 2 xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* xxmissing; loan has escrows (xxescrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (xxshows principal or residential detached structures located in a xxare ineligible for purchase when the community does not participate in the xx."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,204.17	11/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,552.75	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	43.209%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,361.51 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,552.75 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $240,512.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $240,512.01.
As per the tape data, the subject property is owner-occupied
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.41 years on the job as a senior estimator at xx. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan did not meet applicable affordable housing program requirements. File does not show affordable housing restrictions. Further details not provided. Subject originated on xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,642.75	12/08/2025	xx	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,539.02	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	716	48.543%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument #xx.
The Xst and Xnd installments of county taxes for XXXX/XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,637.17 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,539.02 with an interest rate of 5.375%. The current UPB reflected as per the payment history is $596,108.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $596,108.00.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated in 2025, and the lis pendens located at Ln#xx, was filed on xx/xx/2025 with the case# xx. As per the servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to loss mitigation workout, and the projected hold end date is xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure file has been closed due to reinstatement.
No post-close bankruptcy record has been found.
BWR1 has 8 months on the job as a director of business development at xx. Previously, BWR1 had 1.5 years on the job as a recruiting manager at xx.
BWR2 has 8.83 years on the job as a teacher at xx.
Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated in 2025, and the lis pendens located at Ln#xx, was filed on xx/xx/2025 with the case# xx. As per the servicing comment dated xx/xx/2025, the foreclosure has been put on hold due to loss mitigation workout, and the projected hold end date is xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure file has been closed due to reinstatement.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the renovation repurchase obligation was triggered as the loan became XXX+ days delinquent prior to completion of the renovation work; RENO work was completed on xx/xx/XXXX. Further details not provided. Subject originated on xx/xx/XXXX. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB reflected as per the payment history is $XXX,XXX.XX."	* xxloan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	11/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,917.06	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	46.690%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are no active judgments or liens that have been found.
Tax status is to follow.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $6,265.40 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,917.06 with an interest rate of 7.375%. The current UPB is $708,057.33.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $708,057.33.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 7.58 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows, early payment default. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX. Further details are not provided."
																																																																																							* xxhome loan toolkit/acknowledgment/disclosure tracking is missing in the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$5,007.09	$14,436.91	11/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$16,007.78	6.625%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	40.605%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are no active judgments or liens that have been found.
The Xst instalment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The Xst instalment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst instalment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd instalment of county taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
The Xst and Xnd instalments of county taxes for XXXX have been delinquent in the total amount of $X,XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $19,050.75 (xx), which was applied for the due date of xx/xx/2025. The current xxis $16,007.78 with an interest rate of 6.625%. The current UPB is $2,477,386.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $2,477,386.91.
According to the collection comment dated xx/xx/2025, there is a dispute between borrower and lender for the payment. Further details not provided.
According to the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 13.25 years at xx, BWR receives VA benefits income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxshows subject loan is uninsured."	* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$XXX.XX.
The subject loan is a purchase, originated on xx/xx/XXXX, and the SOL has expired."
* XX TRID xxloan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower xx on xx/xx/XXXX.

TRID violation due to decrease in lender credit on CD dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXXX does not reflect lender credit. This is decrease of -$X,XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents.
																																																																																								The subject loan is a purchase, originated on xx/xx/XXXX, and the SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,988.40	11/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$758.49	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	631	Not Applicable	44.997%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active prior federal tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX. The junior lien amount is greater than the loan amount.
There is an active prior UCC against the subject property in favor of xx, which was recorded on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,053.37 (xx), which was applied for the due date of xx/xx/2025. The current xxis $758.49 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $117,658.72.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $117,658.72.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives annuity income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* xxis "xxloan fails the qualified mortgage lending policy points and fees test due to the fee charged of $X,XXX.XX exceeding the fees threshold of $X,XXX.XX by $XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"
* xxloan fails the xxpoints and fees test due to fee charged of $X,XXX.XX exceeding the fees threshold of $X,XXX.XX by $XXX.XX. The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"
																																																																																							* xxis missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows undisclosed debt opened prior to closing. xxis XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR receives annuity income, FICO XXX, XXXX since inception, and $X,XXX residual income."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$15,353.22	$13,957.48	12/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,590.71	7.775%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	741	Not Applicable	48.353%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
The prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
There is a prior child support lien active against the borrower xx. Colbert recorded on xx/xx/XXXX. The amount of the lien is not provided.
The Xnd installment of county taxes for XXXX/XXXX is due in the amount of $xx on xx/xx/XXXX.
The Xst installment of county taxes for XXXX/XXXX has been delinquent in the total amount of $xx which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,590.71 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,590.71 with an interest rate of 7.775%. The current UPB reflected as per the payment history is $496,351.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $496,351.29.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as a product management director with xx. BWR has prior employment experience as a principal product manager with xx.59 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Guideline is missing (xxloan is a manually underwritten loan. Reaching out to the seller for the guidelines."	* xxfile show the initial CD was not disclosed/acknowledged by the non-borrowing title holder at least X days prior to consummation. Further details not provided."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$6,157.40	11/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,381.28	7.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Secondary	Yes	Yes	Yes	794	809	35.216%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx dba AMIC.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,063.69 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,381.28 with an interest rate of 7.990%. The current UPB is $456,032.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $456,032.36.
According to the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 12.66 years on the job as a director of national accounts at xx.
BWR2 has 27 years on the job as a president at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* xxis xxsubject leasehold agreement is in the file (xx PG#xx, and the leasehold term expires xx/xx/XXXX, and the mortgage matures on xx/xx/XXXX. Elevated for client review. Tape shows the leasehold interest does not extend through the loan maturity. Further details are not provided."	* Loan does not conform to program guidelines (xxshows the leasehold interest does not extend through the loan maturity as required. Further details not provided. Subject originated on xx/xx/XXXX."
																																																																																							* Occupancy concerns - (xxapproved as a second home. LOX in file from BWR shows they own another condo in the same complex and that this subject will be their second home. Subject may be NOO."	* xxmissing; loan has escrows (xxescrow account disclosure signed by borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,915.38	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,195.31	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	785	Not Applicable	35.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX-XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,527.16 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,195.31 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $478,557.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $478,557.86.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.91 years on the job as a vice president at xx. Additionally, BWR has 3 months on the job as a vice president at 4xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."
* xxis not active (xxshows the MI was rescinded."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a vice president at xx. Additionally, BWR has X months on the job as a vice president at Xxx, xx, XXXX since inception, and $XXK equity in the subject."
																																																																																								* xxloan failed the dual broker compensation test."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$842.84	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,502.99	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	812	Not Applicable	41.320%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,800.69 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,502.99 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $390,421.69.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $390,421.69.
As per the servicing comment dated xx/xx/2025, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3 years on the job with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxloan was approved as xxshows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit the BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X years on the job as a default with xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxfailed the TRID rate lock disclosure delivery date test."
* xxcredits that cannot decrease the test due to the decrease of the lender credits in the final CD dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX xxis at $X,XXX.XX; the final CD dated xx/xx/XXXX xxreflects $X. A valid COC for the decreased lender credit is missing in the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* XX TRID Tolerance Test Failed (xx)     "TRID violation in charges that cannot increase the test due to an increase of fee in the final CD dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects a xx.XX and an xx.XX. The final CD dated xx/xx/XXXX reflects the points—loan discount fee at +$XXX.XX and appraisal fee at $XXX.XX. This is a fee increase of +$XXXX.XX for the X% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the SOL is X year expired."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxhome loan toolkit/acknowledgment/disclosure tracking is missing in the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,762.64	12/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,492.91	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	46.339%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
For xx
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been paid in the amount of $XXXX.XX on xx/xx/XXXX.
For xx
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $6,294.72 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,492.91 with an interest rate of 6.990%. The current UPB, reflected as per the payment history, is $667,323.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $667,323.55.
As per the comment dated xx/xx/2025, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 25.25 years on the job as a maintenance manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* xxshows X parcels of land each with separate residences. Primary house is on one lot. The appraisal describes the other home on the adjacent lot as an xx. Review of the file shows this is a second SF home. Treating property as Xxxclient review."	* xxmissing; loan has escrows (xxescrow account disclosure signed by the borrower xx."	* xxloan failed the Pennsylvania license validation test.

The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TILA finance charge test due to the finance charge disclosed on the final CD as $XXX,XXX.XX. The calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired.

This loan failed the TRID rate lock disclosure delivery date test."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The initial LE dated xx/xx/XXXX does not reflect the mortgage broker fee. The final CD dated xx/xx/XXXX reflects the mortgage broker fee of $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

																																																																																								The TRID violation test failed due to a decrease in lender credit on the final xxinitial CD dated xx/xx/XXXX reflects a lender credit of $X,XXX.XX. The final CD dated xx/xx/XXXX reflects lender credit at $X,XXX.XX (xx). This is a decrease of $X,XXX.XX for a fee that has a X% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,943.29	$7,299.72	12/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,858.72	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	752	44.940%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installments of county taxes for XXXX-XXXX have been delinquent in the total amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX-XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,564.97 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,858.72 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $395,571.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $395,571.13.
As per the collection comment dated xx/xx/2025, the occupancy of the subject property is unknown.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a truck driver for 2.51 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxshows MI was rescinded. PH shows MI is active."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows lender qualified BWR using only a X-year tax return instead of the X-year business and personal tax return. xxis XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE as a truck driver for X.XX years, FICO XXX, XXXX over the last XX months, $XXXK equity in the subject, and $X,XXX residual income."
* xxloan failed the TRID rate lock disclosure delivery date test."
* XX TRID Tolerance Test Failed (xx)     "TRID Violation due to decrease in lender credit on final CD dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of $X,XXX.XX for fee which has X% tolerance test. Subject loan is a purchase, originated on xx/xx/XXXX and the SOL is X year."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower xx,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by xx.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,111.48	12/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$853.30	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	49.762%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active water/sewer lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,471.13 (xx), which was applied for the due date of xx/xx/2025. The current xxis $853.30 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $132,698.98 and the deferred balance is $8,617.36.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $132,698.98 and the deferred balance is $8,617.36.
As per the comment dated xx/xx/2025, the borrower xx.
As per the comment dated xx/xx/2025, the borrower xx.
As per the comment dated xx/xx/2025, the reason for default is unemployment.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the borrower xx on the FB plan. Further details not provided.
As per the comment dated xx/xx/2025, the borrower xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives interest and dividends, retirement, and VA compensation income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage with a maturity date of xx/xx/2054. xxper the note and payment history is $853.30, and the rate of interest is 6.500%. As per the comment dated xx/xx/2025, the borrower xx. As per the tape, the loan has been modified. The modification agreement is missing from the loan file.	xx Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxallowed the loan to close without evidence the royalty income would continue for at least X years and improperly excluded debt. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR receives Royalty, dividends and Retirement income, xxequity in the subject property."	* Appraisal incomplete (xx) (xx) QM points and fees test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fee was included in the test:
xxpaid by Borrower: $X,XXX.XX.

Loan fails xxpoints and fees test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fee was included in the test:
xxpaid by Borrower: $X,XXX.XX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$995.60	11/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,966.02	5.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	643	Not Applicable	41.791%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
For parcel # xx
The annual combined taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
For parcel # xx
The annual combined taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
For parcel # xx
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
For parcel # xx
The annual combined taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,256.47 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,966.02 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $357,755.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $357,755.00.
As per the comments dated xx/xx/2025, the subject property is owner-occupied.
As per the comments dated xx/xx/2025, the RFD is an excessive obligation.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.83 years on the job as a senior lead data management analyst at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxwas purchased on X/XX/XX for $XXXxxconsists of a XXXX MH and XX acres plus storage buildings. Subject loan originated X/X/XX in the amount of $XXXK, valued at $XXXxxis in the land as evidenced by the large adjustments (xx) that the appraiser made to the land allocation. Value does not appear supported and may be used for development. Zillow shows an estimate of $XXXK. Current UPB $XXX,XXX. Elevated for client review."	* xxloan failed the xxpublic guidelines) QM points and fees test due to fees charged of $xx exceed the fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XX,XXX.XX.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of $xx exceed the fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XX,XXX.XX."
																																																																																							* Loan does not conform to program guidelines (xxshows a technology issue delayed the placement of the executed eNote in the file. The loan became delinquent during the resolution period prior to delivery to the xxdetails not provided. Subject originated on xx/xx/XXXX."	* Property is xxper the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider attached with the recorded mortgage located at “Ln#xx."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,928.22	12/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,657.14	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	696	Not Applicable	47.406%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior mortgage against the subject property, which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx.
The Xst and Xnd installments of city taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of city taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual utilities/MUD charges for XXXX have been delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,106.21 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,657.14 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $235,915.51.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026.  The current UPB is $235,915.51.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.66 years on the job as a service manager with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxagreement signed by the borrower xx."	* Loan does not conform to program guidelines (xx). The loan became delinquent during resolution, prior to delivery to the xxpayment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$3,152.45	11/16/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$357.63	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	33.221%	First	Short Form Policy	Not Applicable	Not Applicable	07/22/2025	$79,966.98	Not Applicable	3.990%	$333.72	09/01/2025	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page # xx, aka xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with book/page# xx.
There is a prior mechanic’s lien against the borrower xx., which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $782.52 (xx), which was applied for the due date of xx/xx/2025. The current xxis $333.72 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $79,762.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $79,762.81.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2025, the reason for default is the death of the borrower.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. The complaint was filed on xx/xx/2025. The service was completed on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure case was dismissed on xx/xx/2025 due to loan modification.
No post-close bankruptcy record has been found.
According to the updated title report dated xx/xx/2025, there is a notice of commencement filed in xx, FL, against the subject property (located at Ln#xx, which was recorded on xx/xx/2025. The amount is not mentioned in the supportive document. As per the servicing comment dated xx/xx/2025, the subject property needs repairs of windows, floors, and fence. No comments have been found regarding repair completion.
BWR receives social security income.
Foreclosure Comments:The foreclosure was initiated in 2025 with the loan. As per the servicing comment dated xx/xx/2025, the foreclosure complaint was filed. As per the servicing comment dated xx/xx/2025, the foreclosure was placed on hold due to loss mitigation. As per the servicing comment dated xx/xx/2025, the foreclosure case was dismissed on xx/xx/2025.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is $79,966.98. The monthly xxis $333.72 with an interest rate of 3.990% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount.	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxwas approved at XX.XX%. Tape shows SSI income was grossed up to XXX% without supporting documentation. xxis XX%. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL has expired. BWR receives social security income, FICO XXX, $XXK equity in the subject and residual income of $XXX."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the processing fee, underwriting fee, and credit monitoring service fee. The loan estimate dated xx/xx/XXXX reflects points—the loan discount fee at $X,XXX.XX and the transfer taxes fee at $XXX.XX.  xxdated xx/xx/XXXX reflects a processing fee at $XXX.XX, an underwriting fee at $XXX.XX, a credit monitoring service fee at $X.XX, a points-loan discount fee at $X,XXX.XX, and a transfer taxes fee at $XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL expired.
																																																																																								Loan failed charges; that in total cannot increase more than XX% tolerance test. xxdated xx/xx/XXXX reflects the sum of xxfees and the recording fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects the sum of xxrecording fee at $X,XXX.XX. This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% per test. A valid COC for the increase in fee is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,078.80	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,077.31	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	48.722%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active medical lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,077.31, which was applied for the due date of xx/xx/2025. The current xxis $2,077.31 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $309,642.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $309,642.52.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and retirement income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable		* Appraisal incomplete (xx) (xxloan closed without an appraisal. PIW disclosure signed by the borrower xx. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows undisclosed debt opened prior to closing. xxis XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR receives social security and retirement income, FICO XXX, XXXX since inception, and $X,XXX residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,891.16	12/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,345.62	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	734	Not Applicable	43.519%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active prior state tax warrant against the borrower, xx, in favor of the xx, which was recorded on xx/xx/XXXX with warrant no. XXXXXXXX in the amount of $XX.XX.
The first and second installments of county taxes for XXXX/XXXX and XXXX/XXXX have been paid in the total amount of $xx on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,247.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,345.62 with an interest rate of 6.625%. The current UPB is not available in xxper tape data, the current UPB is $522,500.00.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is not available in xxper tape data, the current UPB is $522,500.00.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.41 years at xx, BWR has been SE as a truck operator for 5.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx xx xx Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* XX TRID xxis Incomplete (xx) "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL is active."
* xxis missing. (xxcounseling disclosure is missing from loan documents."
* xxmissing; loan has escrows (xxescrow account disclosure is missing from the loan documents."
* xxproceed is missing from the loan documents."
* Missing flood cert (xxcertificate is missing from the loan documents."
* xxclosing disclosure is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																							* xxservice providers list is missing from the loan documents."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been an SE for X.XX years at xx, BWR has been SE as a truck operator for X.XX years. FICO XXX, XXXX since inception, and $XXK equity in the subject."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,281.66	12/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,777.17	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	683	35.226%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior mortgage active against the subject property in favor of the xx, Arizona, and the xxamount of $xx originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a prior civil judgment active against the borrower, xx, et al., in favor of xx, a foreign corporation, in the amount of $xx recorded on xx/xx/XXXX.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX, in the amount of $X,XXX.XX, is due on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,361.67 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,777.17 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $422,037.64.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $422,037.64.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1.5 years on the job as an HR coordinator at xx. BWR has prior employment experience as a shift manager with xx.17 years.
  BWR2 has 6 years on the job as an operator III with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows qualifying income used by the lender exceeds the maximum income limit permitted under the bond program guidelines. Further details not provided. Subject loan originated on xx/xx/XXXX, FICO XXX, and XXXX since inception."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,683.58	12/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,721.44	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	787	Not Applicable	35.321%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,845.14 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,166.76 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $453,946.77.
As per the buydown agreement located at "xx" the monthly xxhas been reduced from $2,721.44 to $2,166.76 and the interest rate has been reduced from 5.990% to 3.990%.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $453,946.77.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 years on the job as a senior application administrator at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx xx Missing or error on the xx	xx	3: Curable	* XX TRID xxis Incomplete (xx) "XX TRID tolerance test is incomplete due to the initial CD is missing from the loan documents."
* xxis missing. (xxcounseling disclosure is missing from the loan documents."
* xxborrower's intent to proceed is missing from the loan documents."
* Missing flood cert (xxflood certificate is missing from the loan documents."
* xxinitial CD is missing from the loan documents."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
* xxsettlement services provider list is missing from the loan documents."
																																																																																							* xxshows the appraisal did not note that the subject was listed for sale; a review of Zillow search shows the subject was listed for sale on xx/xx/XXXX at $XXXK with several price reductions; the subject's final last price was $XXXxx, the MC addendum notes seller concessions are not typical for the market, and the appraised value exceeds the listing prices without adequate supporting analysis. Comp X from the same subdivision was sold X/XX/XX for $XXXxxsearch shows an estimated value of $XXXK. Current UPB is $XXXK."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,695.64	12/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,255.65	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	728	784	36.602%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The Xst installment of town taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of town taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,161.24 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,255.65 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $684,621.81.	Collections Comments:The current status of the loan is performing.
  According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $684,621.81.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
  As per tape data, the subject property is owner-occupied.
BWR1 has 2.16 years on the job as an associate technology officer practicing at xx.
BWR2 has 17 years on the job as an admin assistant at the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the lender could not obtain IRS tax transcripts during processing and closing due to xxdelays. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X.XX years on the job as an associate technology officer practicing at xx. BWRX has XX years on the job as an admin assistant at the xx, FICO XXX, XXXX in the last XX months, and $XXXK equity in the subject."
* Missing flood cert (xxcertification is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* Missing proof of hazard insurance (xxinsurance policy is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,499.30	01/09/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,270.10	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	27.552%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
No active judgments or liens have been found.
The first installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,917.39 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,270.10 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $225,461.50.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $225,461.50.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 4.33 years on the job as an analyst with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxshows the loan was unable to sell, as the appraised value came under question, and when the field review was completed, the appraised value reduced, changing LTV from XX% to XX%. Based on the current estimated value, the LTV will be below the MI requirement. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the xxdated xx/xx/XXXX reflects xx,XXX.XX. Loan estimate dated xx/xx/XXXX reflects xx.XX. CD dated xx/xx/XXXX reflects xx.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,559.20	12/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,268.24	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	687	Not Applicable	23.919%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xrd and Xth installments of city taxes for XXXX are due in the total amount of $X,XXX.X on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of city taxes for XXXX have been paid in the total amount of $X,XXX.X on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,854.31 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,268.24 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $213,233.29.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $213,233.29.
As per the tape, the subject property occupancy is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.58 years on the job as an assistant director at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxlease agreement is missing from the loan documents. Subject originated xx/xx/XX."		* ATR - Unable to determine borrower's xxis NOO and approved at XX.XX%. Tape shows miscalculation of rental income. xxis XX.XX%. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as an assistant director at xx, FICO XXX, XXXX in the last XX months, $XXXK equity in the subject, and $X,XXX residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,888.02	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,572.75	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	795	Not Applicable	41.832%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx,XXX.XX.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,246.14 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,572.75 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $345,116.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $345,116.83.
As per tape, the subject property is owner-occupied.
The tape shows, xxk in repairs are needed, and the repairs are expected to start xx/xx/2025 and take 6-8 months. The letter that was uploaded still states that there is damage and corrosion. Provide updated documentation once all repairs are completed. I will go back to the HOA and see if the repairs have commenced. Per the contract, they were to start the work on Aug 4 of this year, but the completion wasn’t expected until 5/1/26. Collection comment does not show any damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1.83 years on the job as a senior manager of medical writing with xx. Previously, BWR had 1.16 years on the job as a director, quality control, and medical writer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxshows the subject condo project is due for repairs estimated at $XXXK, and the repairs are expected to start on xx/xx/XXXX and be completed by May XXXX. Condo questionnaires do not provide any details regarding the repair work. The final XXXXD, or inspection report, is missing from the loan documents."	* xxis "xxfailed qualified mortgage safe harbor threshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* xxfailed the TRID rate lock disclosure delivery date test."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,158.88	12/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,392.73	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	756	747	46.176%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The Xst installment of town taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of town taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,140.13 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,392.73 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $329,772.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $329,772.90.00.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 & BWR2 receive social security and pension income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxagreement is missing from the loan documents. As per seller, no rental income was used to qualify for this loan, thus there is no lease agreement."	* Loan does not conform to program guidelines (xxis xxshows the XX-month seasoning requirement was not met, as the mortgage refinance date was xx/xx/XXXX. Further details not provided. Subject originated on xx/xx/XXXX."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,643.38	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,803.13	$3,858.34	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	761	730	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx DBA xx
No active judgments or liens have been found.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,188.80 (xx), which was applied for the due date of xx/xx/2025. The current interest-only payment is $2,803.13 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $517,500.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $517,500.00.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxis missing (xxlease agreement is missing from the loan documents. The available lease agreement is for a different property address: XXXX xx, CA XXXXX."	* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* Note data is missing or inaccurate (xxshows incorrect xxterm on note. Further details are not provided. File shows the note document does not show the xxterm whereas loan approval and amortization schedule show interest only period is for XXX months out of XXX months."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,674.96	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,558.46	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	640	47.716%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a California corporation.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $5,639.76 (xx), which was applied for the due date of xx/xx/2026. The current xxis $4,558.46 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $659,497.79.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $659,497.79.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security and pension income.
BWR2 has 6 months on the job as a deputy county counsel at the County of San Diego. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxreport show the loan failed the initial CD TRID X-day waiting period prior to the consummation date. Further details not provided. Subject originated on xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,879.00	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,817.69	7.000%	480	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	683	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,533.69 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,817.69 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $291,706.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $291,706.14.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows the investor lock had a XX-year interest-only term, and the lender closed as a XX-year fixed term. File also shows the subject closed with a XX-year fixed term. Further details not provided. The subject loan originated on xx/xx/XXXX and FICO XXX."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$10,461.58	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,010.35	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	694	Not Applicable	35.344%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is one junior mortgage against the subject property, which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX, with xx, in the amount of $xx with xx.S. xx
There is one junior UCC lien against the borrower, xx, in favor of xx, which was recorded on xx/xx/XXXX.
The Xst installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,010.35 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,010.35 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $207,698.09.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026.  The current UPB reflected as per the payment history is $207,698.09.
As per tape data, the property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 32.16 years on the job as a senior account manager with xx. Additionally, BWR receives pension and social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxlease agreement is missing from the loan documents."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,055.08	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$607.01	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	43.413%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $XX.XX on xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $607.01 (xx), which was applied for the due date of xx/xx/2026. The current xxis $607.01 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $94,462.67.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $94,462.67.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 2.75 years on the job as a technical expert at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,034.40	12/01/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,392.72	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	809	768	46.716%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd annual installments of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX & xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,730.15 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,392.72 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $314,018.35.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current xxis $1,392.72 with an interest rate of 2.625%. The current UPB is $314,018.00.
As per tape, the subject property is the owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.66 years on the job as a customer service representative at the xx
BWR2 receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxsubject loan has a single-premium MI plan and full amount for xx."	* xxfailed the xxpublic guidelines) xxtest due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $xx
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX.

Loan failed the xxtest due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $xx
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xxdoc pkg PG#xx.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,510.19	Unavailable	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,574.97	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	36.277%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current xxis $1,574.97 with an interest rate of 3.375%. The current UPB reflected as per tape data is $336,130.00.	Collections Comments:According to the tape, the current status of the loan is performing.
As per the review of the seller’s tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The UPB is $336,130.00.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. As per servicing comments dated xx/xx/2025, the foreclosure sale is scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure sale has been put on hold due to the accepted deferral. Deferral approval letter received on xx/xx/2025 for the deferment amount of $11,917.64. Further details not provided.
No post-close bankruptcy record has been found.
BWR receives pension and social security income.

Foreclosure Comments:As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024 with the loan. As per servicing comments dated xx/xx/2025, the foreclosure sale is scheduled for xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure sale has been put on hold due to the accepted deferral. Deferral approval letter received on xx/xx/2025 for the deferment amount of $11,917.64. Further details not provided.

																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis not active (xxout to seller to verify active MI status. xx/xx/XXXX: Seller responded that the MI is not active."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$21,813.10	01/23/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,324.47	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	693	738	49.772%	First	Final policy	Not Applicable	Not Applicable	11/22/2025	$690,812.74	Not Applicable	6.875%	$3,884.19	01/01/2026	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active junior mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
The annual county taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $6,386.53 (xx), which was applied for the due date of xx/xx/2026. The current xxis $3,884.19 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $634,035.24. The due dates were advanced from xx/xx/2025 to xx/xx/2026 due to loan modification.	Collections Comments:The current status of the loan is performing
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $853.67 (xx), which was applied for the due date of xx/xx/2026. The current xxis $853.67 with an interest rate of 9.750%. The current UPB reflected as per the payment history is $87,902.88.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property owner-occupied.
BWR1 has 13.83 years on the job as a material resource planner with xx.
BWR2 has 1.16 years on the job as a senior supply chain coordinator with xx.
Previously, BWR2 had 6.66 years on the job as a senior supply chain coordinator with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xxlender xx, on xx/xx/2025. As per the modified term, the new principal balance is $xx out of which $xx is the interest-bearing amount and the deferred amount is $56,527.24. The monthly xxis $3,884.19 with an interest rate of 6.875% beginning on xx/xx/2026 and a maturity date of xx/xx/2065. There is no principal forgiven amount.		xx	3: Curable		* Assets do not meet guidelines (xxshows assets are insufficient for closing. As per LP, available assets in the amount of $XXXK satisfy the cash-to-close requirement of $XXXK at closing. Review of loan file shows the funds were in escrow at closing from the proceeds from another property. Further details not provided. The subject loan was originated on xx/xx/XXXX, FICO XXX."	* xxloan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$948.00	11/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,862.66	6.490%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	808	43.915%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,862.66, which was applied for the due date of xx/xx/2025. The current xxis $1,862.66 with an interest rate of 6.490%. The current UPB reflected as per the payment history is $294,464.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $294,464.15.
 As per tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.33 years on the job as a bus driver with xx.
BWR2 has been SE as a bus cleaner for 7.08 years.
BWR3 has 1.25 years on the job as an electrician at xx. Previously, BWR3 had 8 months on job with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxloan closed without an appraisal. PIW disclosure signed by the borrower xx. Zillow search shows an estimated value at $XXXK. Current UPB is $XXXK."
* Loan does not conform to program guidelines (xxshows PIW was lost on the AUS when the LTV was corrected.  Further details not provided. The subject originated on xx/xx/XXXX, FICO XXX."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,271.16	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,440.58	5.625%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	765	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are no active judgments or liens that have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	The subject loan was originated on xx/xx/2025, and the first payment date is xx/xx/2026. As per the tape as of xx/xx/2025, the next due date is xx/xx/2026. The current xxis $3,602.39 with an interest rate of 6.625%. The current UPB is $250,250.00.	Collections Comments:The current status of the loan is performing.
The subject loan was originated on xx/xx/2025, and the first payment date is xx/xx/2026. As per the tape as of xx/xx/2025, the next due date is xx/xx/2026. The current xxis $3,602.39 with an interest rate of 6.625%. The current UPB is $250,250.00.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx Missing or error on the xx xx	xx	3: Curable	* XX TRID xxis Incomplete (xx) "The TRID tolerance test is incomplete due to the initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (xxfile show the subject loan closed X days prior to the signing or notarization. The final CD reflects the closing date as xx/xx/XXXX. The notary's signature date on the mortgage/deed of trust is xx/xx/XXXX. The note date is xx/xx/XXXX."
* Missing flood cert (xxflood certificate is missing from the loan documents."
* xxinitial closing disclosure is missing from the loan documents."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxsettlement service providers list is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,318.00	12/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,048.14	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	30.831%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument #xx.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual water charges for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,316.01 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,048.14 with an interest rate of 6.490%. The current UPB reflected as per the payment history is $162,946.39.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $162,946.39.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
The appraisal report is completed as is. The photo addendum shows the large cracks in the basement foundation walls, and an engineer inspection report certifying the structural integrity of the property is missing. The cost of repair is not available. xxis missing from the loan file. No evidence is available to confirm the current status of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 year on the job as a facilities lead worker at xx. BWR has prior employment experience as a senior maintenance craftsperson with the xxbetween xx/xx/2013 and xx/xx/2024 for 11.08 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxshows lender repurchased loan over investor concerns with the structural integrity issues in foundation walls. Appraisal report shows water gets accumulated in the basement walls due to the melting of snow and cracks in the basement wall. Appraisal also notes part of the basement ceiling is covered with cardboard. The estimated cost to cure is not available. XXXXD, or an inspection report by a licensed professional confirming the safety and structural soundness of the subject property, is missing from the loan file. The final CD does not reflect escrow holdback."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,939.20	12/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,721.81	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	745	745	34.824%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,831.19 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,721.81 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $580,737.17.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current xxis $3,721.81 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $580,737.17.
As per the tape, subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 17.5 years on the job as a regional dental director at the state of California.
BWR2 has 18.25 years on the job as a regional dental director at the state of California.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx Transmittal (xx)	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxshows the subject loan was rejected by the investor due to the satisfactory completion of the suggested corrections by the appraiser. Appraisal was subject to completion of termite inspection and hot water heater pressure relief repair and XXXXD showing all conditions have been satisfactorily completed. Inspection report in file shows additional issues were not addressed including leak in bathroom and stucco bowing. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* Transmittal (xx) is xxtransmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$586.41	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,334.07	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	49.118%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,625.87 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,334.07 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $354,701.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $354,701.29.
As per the tape, the subject property is owner-occupied.
The appraisal report is completed as is. The improvement and photo addendum of the appraisal report show slight damage to the wall. The estimated cost to cure is not available. xxis missing from the loan file. No details are available to confirm the current status of repairs. CCs do not show damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a business process analyst at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxappraisal report is as-is. The improvement and photo addendum of the appraisal report show minor damage on the wall. The estimated cost to cure is not available in the loan files. XXXXD is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. The subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active.

This loan failed the TRID rate lock disclosure delivery date test."
* XX TRID xxfailed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects Recording fee at $XXX.XX. CD dated xx/xx/XXXX reflects Recording fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."
* Loan does not conform to program guidelines (xxtape and review of the purchase agreement show buyer X as xx, whereas the appraisal report reflects buyer X as xx, resulting in an inconsistency in the buyer’s name across documents. Further details not provided. The subject deed dated xx/xx/XXXX shows xxbuyer. Subject originated on xx/xx/XXXX."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxtape and appraisal report show that the comps selected are not similar, and the value is $XXXxx, with a sales price of $XXXK, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,604.40	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,655.26	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	24.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2900.01 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,655.26 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $436,575.26.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $436,575.26.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 9.50 years on the job as a XXXX at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.
 The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL is active."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
 TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of +$XXX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents.

Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL is active."
* Loan does not conform to program guidelines (xxshows the subject loan does not meet the required seasoning requirements for a cash-out refinance. Further details not provided. The subject loan originated on xx/xx/XXXX, FICO XXX, and XXXX since inception."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,655.84	12/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,440.39	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	806	774	47.190%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.XXX in the amount of $xx with xx.
There are no active judgments or liens that have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $5,566.39 (xx), which was applied for the due date of xx/xx/2026. The current xxis $4,440.39 with an interest rate of 6.490%. The current UPB reflected as per the payment history is $701,328.71.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $701,328.71.
As per the seller’s tape, the subject property is owner-occupied.
The appraisal report in the loan file is as is; the improvement section shows the water has been turned off and there are water stains on the ceiling of the rec room that need to be repaired. The estimated cost to cure is not available in the loan file. CCs do not show any damage.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.91 years on the job as a maintenance service representative at xx. Additionally, BWR1 receives child support income.
BWR2 has 2 months on the job as an associate at xx., xx, BWR2 receives child support and social security income. Previously, BWR2 had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Appraisal incomplete (xx) (xxappraisal report in the loan file is as is; the improvement section shows there are water stains on the ceiling of the rec room that need to be repaired. The estimated cost to cure is not available in the loan file. xx, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxincluded commission income without a X-year history. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx, BWR X is employed with xx, FICO XXX, $X,XXX residual income $XX.XK reserves and $XX.XK equity in the subject property.
																																																																																								xx/xx/XXXX: Exception downgraded to LVL X based on PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,392.96	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$584.93	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	748	719	49.442%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. No active judgments or liens have been found. The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $XXXX.XX on xx/xx/XXXX and xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $761.63 (xx), which was applied for the due date of xx/xx/2025. The current xxis $584.93 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $94,636.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $94,636.62.
As per the servicing comment dated xx/xx/2025, the subject property was damaged. The date of loss is xx/xx/2025, and the borrower xx,000.00. As per the comment dated xx/xx/2025, the loss draft check was received in the amount of $5,000.00 on xx/xx/2025. There is no evidence to confirm the current status of repairs in the latest collection comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 8.33 years at xx
BWR2 has been SE as a truck driver for 11.50 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO as the lender was unable to validate owner occupancy. Further details not provided. Elevated for client review."	* xxfailed xxdelivery and timing test for revised CD dated xx/xx/XXXX. Document tracker is missing and X business days were added to get receipt date xx/xx/XXXX which is after the consummation date xx/xx/XXXX." * Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. Tape shows subject is NOO as the lender was unable to validate owner occupancy causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has been SE for X.XX years at Benf Trucking. BWRX has been SE as a truck driver for XX.XX years, FICO XXX, XXXX since inception, and $XXXK equity in the subject."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,097.29	12/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,167.64	5.550%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	43.707%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,650.17 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,167.64 with an interest rate of 5.550%. The current UPB reflected as per the payment history is $367,859.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $367,859.12.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 3.91 years on the job as an assistant professor at the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO as the lender was unable to validate owner occupancy. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's xxsubject loan was approved as OO at XX.XX%. The tape shows the subject is NOO as the lender was unable to validate owner occupancy causing the lender to omit BWR primary housing expenses and the revised FICO XXX. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as an assistant professor at the xx, XXXX since inception, and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,530.78	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$947.84	6.475%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	42.382%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,630.81 (xx), which was applied for the due date of xx/xx/2025. The current xxis $947.84 with an interest rate of 6.475%. The current UPB, reflected as per the payment history, is $149,524.07.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $149,524.07.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.83 years on the job as an insurance producer at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxshows the condo project is ineligible, as the delinquency on special assessments is XX.X%, exceeding the maximum allowable limit of XX%. Review of the condo questionnaire does not show any special assessment. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to in the amount of $X,XXX.XX."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,582.77	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,230.62	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	42.277%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual county taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,635.96 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,230.62 with an interest rate of 7.50%. The current UPB reflected as per the payment history is $175,605.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $175,605.68.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a personal assistant for 2.58 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the lender did not properly document and verify the income of the borrower xx. Tape also shows BWR does not report the SE income on their taxes. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE as a personal assistant for X.XX years, FICO XXX, XXXX since inception, and $XXK equity in the subject."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$231.30	$840.51	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,862.49	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	730	41.818%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is one junior mortgage against the subject property, which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument # xx, a xx, a state agency.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX has been partially paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd and Xrd installments of county taxes for XXXX are delinquent in the total amount of $XXX.X, which is good through xx/xx/XXXX.
The Xth installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,104.49 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,862.49 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $276,228.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $276,228.93.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8 years on the job as a food service manager at the Clark County School District. BWR2 has 1.75 years on the job as a runner & spa guest attendant at xx. Previously, BWR2 was a full-time student with the xxbetween xx/xx/2023 and xx/xx/2023 for 4 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the TRID rate lock disclosure delivery date test due to disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower xx on xx/xx/XXXX.

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL is active."
* Loan does not conform to program guidelines (xxshows the loan fails to satisfy xxrequirements, specifically that a non-purchasing spouse must sign the mortgage or deed of trust. The investor requested a divorce decree to confirm that the spouse was awarded the property at xx, NV xx. Without divorce, exceptions are not permitted, and since the borrower xx, the investor's acceptance is denied. Further details not provided."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,808.43	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,426.85	7.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	805	739	46.222%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of MERS as a nominee for xx, which was recorded on xx/xx/XXXX with instrument #xx,XXX.XX.
The annual installment of city taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2026. According to tape data as of xx/xx/2025, the next due date is xx/xx/2026. The current xxis $2,426.85 with an interest rate of 7.750%. The current UPB reflected as per the tape data is $332,924.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $332,924.82.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 10 months on the job as a head baker at xx. Previously, BWR1 had 2.58 years on the job as a baker at xx.
BWR2 has 4.5 years on the job as an operations administrator at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxconnection shows that the MI was canceled on xx/xx/XXXX."	* xxloan failed the TRID rate lock disclosure delivery date test due to disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower xx on xx/xx/XXXX.

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL is active."
* xxfailed the xxpublic guidelines) xxtest due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."
* Loan does not conform to program guidelines (xxshows non-occupying co-borrowers are limited to XX% LTV unless they are family members and missing an LOE to verify that the borrower xx,XXX.XX. Further details not provided. The subject loan closed on xx/xx/XXXX with an LTV of XX.XXX% and a CLTV of XXX.XXX%."
* Missing or error on the xxlock agreement signed by the borrower xx."	* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%.

																																																																																								Loan failed the FHA qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,305.12	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	793	41.085%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX/XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,527.74 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,305.12 with an interest rate of 6.625%. The current UPB is $358,718.96.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $358,718.96.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8 months on the job as a machine operator with xx. Previously, BWR1 had 4.83 years on the job as a team lead with xx.
BWR2 has 19.33 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows REO obligations were not properly calculated. xxis XX.XX%. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X months on the job as a machine operator with xx. BWRX has XX.XX years on the job as an xx, FICO XXX, XXXX since inception, $XXXK reserves, $XXK equity in the subject, and $X,XXX residual income.
																																																																																								xx/xx/XXXX: Exception downgraded to LVL X based on PH."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,433.39	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	746	38.378%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx dba xx
No active judgments or liens have been found.
The taxes are to follow.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,929.20 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,433.39 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $226,922.24.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $226,922.24.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.
BWR1 has 3.41 years on the job as a staff chaplain with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xx). xxreflects point and fees paid by seller in the amount of $XX,XXX.XX. Further details not provided."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,104.67	12/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$310.38	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	49.997%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a credit card judgment against xxfavor of xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX. The borrower xx on the supporting document is inconsistent with the subject borrower.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $385.33 (xx), which was applied for the due date of xx/xx/2026. The current xxis $310.38 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $47,433.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $47,433.12.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Appraisal incomplete (xx) (xxsubject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXK."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. CD dated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case originated on xx/xx/XXXX, and the X-year SOL is active."	* ATR - Unable to determine borrower's xxsubject approved at XX.XX%. Tape shows undisclosed debts and the lender did not obtain tax transcripts to determine SSI income. Further details not provided. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR receives social security income, FICO XXX, and XXXX since inception."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$667.63	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$720.56	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	816	Not Applicable	29.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx., a California corporation.
No active judgments or liens have been found.
The Xst annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd annual installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $864.82 (xx), which was applied for the due date of xx/xx/2025. The current xxis $720.56 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $113,270.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $113,270.47.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 7.4 years on the job as an operations manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxlock agreement signed by the borrower xx."
* xxshows condo project documentation is not provided. Appraisal report and condo questionnaire do not reflect any damage or repair. Zillow search shows an estimated value of $XXXK. Current UPB $XXXK."	* xxloan failed the Kansas license validation test.

																																																																																								Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,567.80	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,036.63	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	761	Not Applicable	43.801%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,935.17 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,036.63. The current UPB reflected as per the payment history is $314,431.00.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB, as per the payment history is $314,431.00.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1.41 years on the job as a general manager at xx. Previously, BWR had 7.33 years on the job as a general manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxshows lender-paid MI has been canceled."	* xxfailed the TILA finance charge test. Finance charge disclosed on the final CD is $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX. The subject loan is a refinance case that originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx"		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,332.94	12/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,600.78	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	679	699	32.705%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx., a California corporation.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,600.78, which was applied for the due date of xx/xx/2025. The current xxis $1,600.78 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $246,468.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $246,468.85.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 & BWR2 have been SE for 2.83 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxshows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."		* ATR - Unable to determine borrower's xxsubject was approved as OO at XX.XX%. Tape shows subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX & BWRX have been SE for X.XX years at xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,904.32	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,309.00	4.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	764	33.940%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx in the amount of $xx with xx., xx.
There is an active prior sewer lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst and Xnd installments of town taxes for XXXX have been paid in the total amount of $XXXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of town taxes for XXXX are due in the total amount of $XXXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,158.64 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,309.00 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $218,367.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $218,367.88.
As per the tape data, the subject property is owner-occupied.
Tape and review of the file show the appraisal report is subject to completion of renovations, and the work is not completed. The estimated amount of repairs is $73K, and the 1004D confirming the completion of renovation is missing from the loan documents. The final CD reflects the escrow holdback of $80K.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.16 years on the job as a caregiver at xx.
BWR2 has 2.33 years on the job as a system manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxreview of the file show the appraisal report is subject to completion of renovations, and the work is not completed. The estimated amount of repairs is $XXK, and the XXXXD confirming the completion of renovation is missing from the loan documents. The final CD reflects the escrow holdback of $XXK." * Loan has escrow holdback. No proof it was released (xxdated xx/xx/XXXX reflects escrow holdback in the amount of $XX,XXX.XX. Proof for release of escrow holdback is missing from the loan documents."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. xxdated xx/xx/XXXX reflects lender credit at $X,XXX.XX. This is decrease of -$XX.XX for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents.

Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxtest xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

Loan failed xx.XX xxthreshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%.

Loan failed xxthreshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$73,205.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,501.67	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,167.10	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	49.145%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, xxactive judgments or liens have been found. The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,068.21 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,167.10 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $486,604.10.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current xxis $3,167.10 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $486,604.10.
 As per the tape, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
BWR has 3 months on the job as an enterprise account executive with xx. Previously, BWR had multiple jobs in the past 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxused the departing residence lease income and missed the home was listed for sale. Lender defect. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx, FICO XXX, $X,XXX residual income, and $XX.XK equity in the subject property. XXXX since inception."	* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,919.72	02/06/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$881.86	3.000%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior child support lien against the borrower xx, which was recorded on xx/xx/XXXX. The supportive document does not show lien amount.
The Xst installment county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX/XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $881.86 (xx), which was applied for the due date of xx/xx/2026. The current xxis $881.86 with an interest rate of 3.000%. The current UPB is $182,481.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $182,481.29.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx xx	xx	4: Unacceptable	* xxinsurance is not active (xxsubject loan is not insured as final xxshow MIP refund in the amount of $X,XXX.XX."	* Loan does not conform to program guidelines (xxfile show the subject loan was originated with a lower interest rate of X.XX%. Further details not provided. Subject originated on xx/xx/XXXX."	* XX TRID xxis Incomplete (xx) "TRID tolerance test is incomplete as the initial LE is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxis missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxservicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,235.92	01/08/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,316.04	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	43.128%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are two junior UCC financing judgments against the borrower xx, which were recorded on different dates.
There is a child support lien against the borrower xx, which was recorded on xx/xx/XXXX. xx.
The Xst installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,316.04 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,316.04 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $276,576.90.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $276,576.90.
As per the servicing comment dated xx/xx/2024, the reason for default is the illness of the borrower.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
xx, the borrowers, "xx," filed bankruptcy under Chapter 13 with the case #xx. xxwas discharged on xx/xx/2025 and terminated on xx/xx/2025.
BWR has been SE for 5 years at xx

Foreclosure Comments:Not Applicable
xx, the borrowers, "xx," filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $443,000.00. The unsecured portion is $0.00. The chapter 13 plan filed on xx/xx/2025 was not confirmed yet. There is no comment indicating a cramdown. xxwas discharged on xx/xx/2025 and terminated on xx/xx/2025.	Not Applicable	xx	xx	4: Unacceptable	* xxis not active (xxout to the seller to verify active MI status. xx/xx/XXXX: Seller confirmed that MI has been canceled."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows FNMA disagrees with the income calculation. Further details not provided. Lender defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for X years at xx, FICO XXX, and $XXK equity in the subject."
* xxloan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower xx on xx/xx/XXXX."
* XX TRID xxis Incomplete (xx)     "The TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* xxinitial closing disclosure is missing from the loan documents."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,522.29	01/09/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,139.42	4.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	725	728	33.457%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, in the amount of $xx with xx.
There is one junior mortgage against the subject property, which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx, in the amount of $xx with xx.
The Xst installment of combined taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst installment of utilities/MUD charges for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of utilities/MUD charges for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the total amount of $XXX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $3,140.13 (xx), which was applied for the due date of xx/xx/2026. The current xxis $3,139.42 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $582,558.88.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $582,558.88..
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.16 years on the job as a senior business account executive with xx.
BWR2 has 3.58 years on the job as an outside sales consultant with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows an appraisal issue. The appraisal report located at “xx. xxis located at “xx.” Further details not provided."
* xxtape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXxx, with a sales price of $XXXK, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
* xxsubject loan has a single-premium MI plan and full amount for xx."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase fee in the amount of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,148.18	02/11/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,553.36	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	33.360%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,533.36 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,533.36 with an interest rate of 5.375%. The current UPB reflected as per the tape is $261,184.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026.The current UPB is $261,184.15.
As per the servicing comment dated xx/xx/2024, the reason for the default is servicing problem.
As per servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.75 years on the job as a revenue cycle representative with xx. Additionally, BWR receives pension and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxout to seller for the active MI status. xx/xx/XXXX: Seller confirmed that MI has been cancelled."	* xxtape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXxx, with a sales price of $XXXK, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,248.34	12/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,319.96	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	718	43.754%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, xx
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX was paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 which was applied for the due date of xx/xx/2025 in the amount of $$5,173.62. The current xxis $4,319.96 with an interest rate of 7.875%. The current UPB is $595,389.98.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $595,389.98.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 6.16 years at xx
BWR2 has been SE for 6.16 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan had a bankruptcy discharge in xx/xx/XXXX, which is less than X years. The investor was not comfortable with that."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxsettlement services provider list is missing from the loan documents."	* xxtest xxloan failed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx), and (xx). The loan failed the xxthreshold test due to the APR calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,118.72	01/01/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,209.57	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	xx	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	23.118%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,646.01 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,209.57 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $447,458.47.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $447,458.47.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 years on the job as an attorney with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	4: Unacceptable	* MI, xxmissing and required (xxcertificate is missing from the loan documents."
* xxshows the subject property is a non-warrantable condo. Appraisal report is as is with no damage noted. The condo questionnaire shows a special assessment of $XXXK for repairs which includes carpeting parts of the building, elevator repairs and pool resurfacing along with refunding reserves. Further details not provided. Zillow search shows the subject valued at $XXXK. Current UPB is $XXXK."	* Loan does not conform to program guidelines (xxshows the subject is a condotel unit at the xx, located in xxproperty has amenities including a community pool, entertaining space, a XXst-floor rooftop pool and sundeck, grilling areas, a game room, a movie theater, a private fitness center, Fahrenheit restaurant rooftop access on the XXst floor, and xxresidents are offered room service from the Fahrenheit restaurant. Condos are connected with the hotel xxcheck-in on the XXth floor. Zillow search shows the subject valued at $XXXK. Current UPB is $XXXK."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase fee in the amount of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,089.42	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,210.79	6.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	817	776	34.145%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
The Xst installment of utilities/MUD charges for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of utilities/MUD charges for XXXX is due in the amount of $X.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,928.61 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,210.79 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $363,140.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $363,140.92.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5 months on the job as a human resources executive assistant with xx. Previously, BWR1 had 2.83 years on the job as an xx.
BWR2 has 1.25 years on the job as a primary care nurse at xx.
Previously, BWR2 had multiple jobs in the last 2 years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the xxcoverage conflict validation test due to the loan containing multiple disclosures, including a post-consummation closing disclosure, and the data required for determining TILA coverage conflicts between the PCCD and the last disclosure given at or prior to consummation."
* xxloan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower xx. The subject loan is a refinance case originated on xx/xx/XXXX, and the X-year SOL is active."
* xxborrower's intent to proceed is missing from the loan documents."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* ROR not hand dated by borrower(xx) (xxis not hand-dated by the borrower."	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows the BWR was not employed, and the xxwas not within XX days of closing. Further details not provided. BWR defect. The subject originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X months on the job as a human resources executive assistant with xx. BWRX has X.XX years on the job as a primary care nurse at xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,092.16	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,969.99	8.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Verification of Stated Assets	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
No active judgments or liens have been found.
The first and second installments of city taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current xxis $2,969.99 with an interest rate of 8.125%. The current UPB reflected as per the tape is $398,130.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $398,130.76.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
The subject loan was approved under the no-income and full asset verification loan program.
This is a CDFI loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the CT nonprime home loan test, as the loan is a nonprime home loan, as defined in the legislation."
* xxfailed the xxpublic guidelines) xxtest due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $xx
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX.

Loan failed the xxtest due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $xx
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $X,XXX.XX."
* Loan does not conform to program guidelines (xxtape shows a defect as an early payment default. According to payment history tape data as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. Unable to determine the last payment received. The current UPB reflected as per the tape data is $XXX,XXX.XX. As per payment history, the current UPB is $X.XX."
* Missing or error on the xxlock agreement signed by the borrower xx."	* xxtest xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).
																																																																																								Loan failed xxthreshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,550.76	01/01/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,972.93	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	771	34.891%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $4,826.72 (xx), which was applied for the due date of xx/xx/2026. The current xxis $3,972.93 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $621,324.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $621,324.82.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6 months on the job as a senior banner ERP analyst with xx. Previously, BWR1 had 3 years on the job as an applications system analyst with the xx
BWR2 has 8 months on the job as an attorney with xx. Previously, BWR2 had 2 years on the job as an attorney with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (xx). xxreflects seller credit of $XXxxdetails not provided."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects the credit report fee at $XXX.XX. xxdated xx/xx/XXXX reflects credit report fee of $XXX.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$9,152.18	01/07/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,091.06	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	767	41.697%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage against the subject property in favor of MERS as nominee for xx, which was recorded on xx/xx/XXXX with instrument #xx,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $3,208.86 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,091.06 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $445,477.15.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $445,477.15.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 8.25 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the current interest rate is too low to support a refinance transaction. Further details not provided. Subject originated on xx/xx/XXXX."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the self-employed income is not supported, as the xxreflects declining income inconsistent with the income used to qualify. xxis XX.XX%. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for X.XX years at xx, FICO XXX, XXXX in the last XX months, $XXXK equity in the subject, and $X,XXX residual income."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,917.49	01/28/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,409.31	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	787	810	44.912%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are no active judgments or liens that have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $5,307.11 (xx), which was applied for the due date of xx/xx/2026. The current xxis $4,409.31 with an interest rate of 6.875%. The current UPB is $653,465.21.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $653,465.21.
As per the seller’s tape, the subject property is owner-occupied.
As per the seller’s tape, the loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 5.33 years at xx
BWR2 receives social security income.
BWR3 receives social security, pension and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx Transmittal (xx)	xx	3: Curable	* xxreport show the loan exceed the point & fees threshold test due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX. Further details not provided."
* Transmittal (xx) is xxtransmittal summary is missing from the loan documents."	* xxloan failed the TRID rate lock disclosure delivery date test. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxfails xxpublic guidelines) QM points and fees test due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX,XXX.XX.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX,XXX.XX."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,956.00	01/21/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$981.43	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	49.748%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a state tax warrant against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,612.14 (xx), which was applied for the due date of xx/xx/2026. The current xxis $981.43 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $208,866.80.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is $208,866.80.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 9.16 years at xx, PLLC.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows SE income used for qualification is not supported by the required xxmonths of business bank statements. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for X.XX years at xx, PLLC, FICO XXX, and $XXK equity in the subject. XXXX last XX months."
* Loan does not conform to program guidelines (xxshows the rate is too low to refinance. Further details not provided. The subject loan originated on xx/xx/XXXX and FICO XXX."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by xx, and its recommendation is accept with a DTI of XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,976.00	01/07/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$428.02	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	783	Not Applicable	47.004%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a prior mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with instrument # xx. As per the subordination agreement located at Ln #xx, page #xx, this prior mortgage was subordinated to the subject mortgage.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $428.02 (xx), which was applied for the due date of xx/xx/2026. The current xxis $428.02 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $83,667.20.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $83,667.20.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property has been occupied by an investor.
BWR has 11.50 years on the job as a financial analyst with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxagreement is missing from the loan document. Seller confirmed rental income was not used to qualify."	* Loan does not conform to program guidelines (xxsubject loan closed with xx.XX%/XX.XX%/XX.XX%. Tape and file show the lender did not include the high-credit loan amount of $xx for the HELOC loan, resulting in the HLTV of XX.XX% exceeding guideline limits."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,778.00	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$596.25	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	33.407%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $958.33 (xx), which was applied for the due date of xx/xx/2026. The current xxis $596.25 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $102,722.79.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $102,722.79.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 8 months on the job as a technician with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* AUS is missing (xxis missing from the loan file."	* Loan does not conform to program guidelines (xxshows the rate is too low to refinance, and the subject loan lost PIW approval in the AUS when the AUS was resubmitted with the correct loan amount. Further details not provided."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed the TRID rate lock disclosure delivery date test."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects transfer taxes at $XX.XX. xxdated xx/xx/XXXX reflects transfer taxes at $XXX.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,444.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$507.31	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	43.362%	First	Final policy	Not Applicable	Not Applicable	11/12/2024	$119,881.86	Not Applicable	3.375%	$455.47	12/01/2024	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior credit card judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current xxis $507.31 with an interest rate of 3.375%. The current UPB reflected as per the tape data is $114,750.00.	Collections Comments:The current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $114,750.00.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 9 months on the job as a habilitation training specialist at xx. BWR had multiple jobs in the last 2 years. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $119,881.86. The monthly xxis $455.47 with an interest rate of 3.375% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount. The loan has been modified for the first time since origination.

Missing or error on the xx	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows income calculation issue. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X months on the job as a habilitation training specialist at xx, FICO XXX and $xx equity in the subject."
* xxloan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,902.00	01/07/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$990.14	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	675	40.179%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are six state tax warrants in favor of the xx, which were recorded on different dates and with different warrant IDs, in the total amount of $XX,XXX.XX. xx.
There are two hospital liens against the borrower xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
There is a civil judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXX.
There are three credit card judgments against the borrower xx, which were recorded on different dates, in the total amount of $XX,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,600.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $990.14 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $201,424.10.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $201,424.10.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
BWR1 has 9 months on the job as a legal assistant with xx.
BWR1 had prior employment experience as an executive assistant with xx.58 years.
BWR2 was qualified using an offer letter as a quality control at xx. BWR2 had prior employment experience as a quality control with xx.41 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxtape shows the subject loan is not insured."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows employment misrepresentation by BWR and income miscalculation. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X months on the job as a legal assistant with xx. BWRX was qualified using an offer letter as a quality control at xx, FICO XXX, and $XXK equity in the subject."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,580.00	01/07/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$798.68	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	44.797%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,375.02(xx), which was applied for the due date of xx/xx/2026. The current xxis $798.68 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $136,662.32.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $136,662.32.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.0 year on the job as a production operator at xx. BWR has prior employment experience as an associate with xx.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the rate is too low to refinance, and the homebuyer education certificate was not HUD approved. Further details not provided."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed the TRID rate lock disclosure delivery date test."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect xx.xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX, and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by xxpg#xx, and its recommendation is “xxwith a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,773.15	01/21/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,071.85	6.500%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	744	23.536%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $3,429.28 (xx), which was applied for the due date of xx/xx/2026. The current xxis $3,071.85 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $482,417.84.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $482,417.84.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 9 years on the job as a director at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan was unsellable due to an error in the use of bonus entitlement, as the BWR has $X base entitlement, which cannot be restored due to retention of the existing VA property. Subject originated on xx/xx/XXXX."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxsubject loan has a single-premium MI plan and full amount for xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$8,013.00	01/29/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,582.81	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	23.936%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx. As per the subordination agreement located at Ln#xx, this mortgage was subordinated to the subject mortgage.
There is an active junior mortgage against the subject property in favor of xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument #xx.
The annual installment of combined taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,491.06 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,582.81 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $342,985.26.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $342,985.26.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 11.5 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxfile show the loan was rejected as the appraisal expired prior to closing. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows the subject closed with xx. Lender defect. The subject loan originated on xx/xx/XXXX. BWR has been SE for XX.X years at xx, FICO XXX, XXXX in the last XX months, and $XXXK equity in the subject."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* xxloan failed the TRID xx
* XX TRID xxfailed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and Recording fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects the sum of xxfee at $X,XXX.XX. This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,463.00	01/21/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,183.08	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	786	44.799%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx.
There are no active judgments or liens that have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX have been delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,800.00 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,183.08 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $190,165.04.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $190,165.04.
As per the seller’s tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.08 years on the job as an xx.
BWR2 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxshows APR increased by X.XXX% without a three-day waiting period. Infinity compliance report failed the delivery and timing test. Further details were not provided."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed the TRID rate lock disclosure delivery date test."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. xxdated XX/XX/XXX reflects xx,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower xx,XXX.XX, and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,670.39	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	700	Not Applicable	49.930%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The taxes are to follow.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,013.78 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,670.39 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $235,484.32.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $235,484.32.
As per the tape data, the subject property occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 12.25 years at TFYNN, xx, BWR has been SE for 2.58 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxis missing (xxlease agreement is missing from the loan documents"
																																																																																						* xxloan is xxtape shows the condo is not agency approved. Further details not provided. The condo questionnaire is available in the loan file. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$253.74	12/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,236.48	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	793	792	29.689%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are X active prior hospital liens against the borrower xx, which were recorded on different dates, in the total amount of $XX,XXX.XX.
There is a junior hospital lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
The annual county taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,236.48 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,236.48 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $333,952.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $333,952.90.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.58 years on the job as a pilot—first officer at xx.
BWR2 has 6.25 years on the job as a nurse practitioner at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxshows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a pilot—first officer at xx. BWRX has X.XX years on the job as a nurse practitioner at xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,231.88	12/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,015.98	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	746	726	49.680%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installments of county taxes for XXXX-XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,608.30 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,015.98 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $460,004.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $460,004.28.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 10.16 years on the job as a manager with xx.
BWR2 has 1 month on the job as a senior manager with xx. Previously, BWR2 had 3.08 years on the job as a senior manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Tape also shows BWR income was not supported. Review shows WXs and assets docs are in file. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has XX.XX years on the job as a manager with xx. BWRX has X month on the job as a senior manager with xx, FICO XXX, and $XXXK equity in the subject."
																																																																																								* xxloan failed the TRID rate lock disclosure delivery date test. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$1,589.81	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$985.39	6.875%	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a Delaware limited liability company.
There are no active judgments or liens that have been found.
The Xst installment of county taxes for XXXX/XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX/XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,146.13 (xx), which was applied for the due date of xx/xx/2026. The current xxis $985.39 with an interest rate of 6.875%. The current UPB is $148,839.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $148,839.52.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject closed as a fix and flip loan.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Guideline is missing (xxis a manual underwritten loan. Reaching out to the seller for the guidelines."
* xxis missing (xxagreement is missing from the loan file. Seller confirmed standalone lease agreement is not available as the lease agreement is incorporated in the security instrument."
* xxapproval is missing from the loan file.
																																																																																						xx/xx/XXXX : Seller confirmed, loan is commercial and loan approval is not required."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,328.03	01/09/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,053.09	8.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	23.193%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $8,233.51 (xx), which was applied for the due date of xx/xx/2026. The current xxis $6,053.09 with an interest rate of 8.375%. The current UPB reflected as per the payment history is $795,389.55.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $795,389.55.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has been SE for 11.16 years at the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* xxshows the subject loan is an HPML loan, and the appraisal ordered was not delivered X days prior to closing. Further details not provided. xxreport shows the loan failed HPML test."
* XX TRID xxis Incomplete (xx)     "The TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL is active."
* xxdated xx/xx/XXXX is missing from the loan documents."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."	* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,643.08	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,060.39	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	2.670%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX are delinquent in the amount of $XX.XX, which is good through xx/xx/XXXX.

The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2026. According to payment history as of xx/xx/2026, the next due date is xx/xx/2026. The current xxis $4,060.39 with an interest rate of 7.875%. The current UPB reflected as per the payment history is $560,000.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2026. According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $560,000.00.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.41 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxreport show the subject loan is an HPML loan, and the appraisal was not delivered X days prior to closing. Further details not provided."
* Missing or error on the xxlock agreement signed by the borrower xx."	* xxtest xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,990.63	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,554.02	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	49.043%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual school taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,096.83 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,554.02 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $224,828.79.

Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $224,828.79.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
BWR has 2.5 years on the job as a real estate agent at xx. Additionally, BWR receives child support income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* xxreview of the file show the lender did not provide the final CD and TRID disclosure at closing. Further details not provided. Subject originated on xx/xx/XXXX."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."
* xxfails xxpublic guidelines) QM points and fees test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX.

Loan fails xxpoints and fees test due to fees charged $X,XXX.XX exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX."
																																																																																							* xxmissing or unsigned (xxmissing final executed xxwas tested based on revised CD."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,048.12	12/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,949.27	8.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	711	703	37.449%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst annual installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,445.81 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,949.27 with an interest rate of 8.375%. The current UPB reflected as per the payment history is $387,783.82.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $387,783.82.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has 6 months on the job as a salesman at xx. Previously, BWR1 had 2 years on the job as an outside sales representative at xx.
BWR2 has 9.83 years on the job as a senior medical billing processor at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxshows the subject loan is an HPML loan, and the appraisal ordered was not delivered X days prior to closing. Further details not provided."
* xxfailed the xxpublic guidelines) xxthreshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%.

Loan failed the qualified mortgage APR threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."
* xxis missing. (xxcounseling organizations disclosure is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxallowed the loan to close with xx. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx, BWR X is employed with xx. xx.XX years, FICO XXX, $X,XXX residual income, and $XX.XK equity in the subject property.
xx/xx/XXXX: Exception downgraded to LVL X based on PH."
* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	No Result	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,564.20	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$9,916.82	8.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	46.339%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $11,348.98 (xx), which was applied for the due date of xx/xx/2026. The current xxis $9,916.82 with an interest rate of 8.625%. The current UPB reflected as per the payment history is $1,274,247.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $1,274,247.24.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx.25 years and at xx.83 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Transmittal (xx)	xx	3: Curable	* xxfile show the subject loan is HPML, and the appraisal value was changed, and the revised appraisal was not delivered X days prior to closing. Loan failed the HPML test by xxdetails not provided. Subject originated on xx/xx/XXXX."
* xxloan failed the TRID rate lock disclosure delivery date test."
* XX TRID xxis Incomplete (xx)     "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL is active."
* xxclosing disclosure is missing from the loan documents."
* xxappraisal at $X.Xxxshows value change on appraisal. xxshow the sales price of $X.XM is more likely in line with the value. Subject loan originated at $X.XXXM."
* Transmittal (xx) is xxsummary is missing from the loan documents."	* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%.

																																																																																								Loan failed the qualified mortgage APR threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,812.38	12/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,591.63	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	37.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a prior civil judgment against the borrower, xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX-XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,086.15 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,591.63 with an interest rate of 2.99%. The current UPB reflected as per the payment history is $333,735.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $333,735.51.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as senior manager of communication planning at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* xxis not active (xxshows the MI was cancelled due to the subject loan having a single premium LPMI that was never paid."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TRID rate lock disclosure delivery date test.

The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* XX TRID xxfailed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and Recording fee at $X,XXX.XX. xxdated xx/xx/XXXX reflects the sum of xxfee at $X,XXX.XX. This is a cumulative increase of $XXX.XX for charges that in total cannot increase more than XX% test. COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* xxservice providers list is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,448.79	01/13/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$1,235.00	13.000%	12	xx	xx	Commercial	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	Yes	625	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	11/09/2022	$223,600.00	Not Applicable	5.000%	$1,078.19	12/01/2022	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a Delaware corporation.
There is an active junior mortgage against the subject property in favor of xx, a Florida corporation, in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument #xx. This junior mortgage has started the foreclosure.
There is a notice of citation (xx) against the borrower xx and xx, which was recorded on xx/xx/XXXX. The judgment amount is not mentioned on the document.
There are two code enforcement liens against the subject property in favor of the xx, Florida, and the xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $XX,XXX.XX.
There is a notice of violation (xx) against the subject property in favor of the xx, which was recorded on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,078.19 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,078.19 with an interest rate of 5.000%. The current UPB reflected as per the payment history is $217,751.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $217,751.58.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
xx, the borrower, xx xx, filed bankruptcy under Chapter 11 with the case #xx. xxwas terminated on xx/xx/2023.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
xx, the borrower, xx xx, filed bankruptcy under Chapter 11 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $134,403.00. The unsecured portion is $77,396.33. xxwas filed by the creditor, xx, on xx/xx/2022, with the secured claim amount of $xx and the arrearage amount of $0.00. xxplan was filed on xx/xx/2022 and confirmed on xx/xx/2023. The borrower xx,580.36. There is no comment indicating a cramdown. xxwas terminated on xx/xx/2023.	The modification agreement was made between the borrower, xx xx, a xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $223,600.00. The monthly xxis $1,078.19 with an interest rate of 5.000% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no deferred balance or principal forgiven amount.	xx xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xx) located at “Ln#xx. The document shows property structure repair of fencing found to be unsafe in the provision of section X-X of the code of xx, which is recorded on xx/xx/XXXX. The cost of repair is not available. The alert note shows the possibility of demolition or property being demolished. CCs do not show any information regarding demolished property."	* Loan does not conform to program guidelines (xx) "BWR is an xxmortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."
* xxlost note affidavit available in the file located at “XXXXXXXXXX - LNA_XX.XX.XXXX” shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at “xx
																																																																																							* xxsubject is NOO and qualified using DSCR, and the net operating income statement and rent schedule are missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,653.58	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,434.90	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	719	820	49.920%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
Parcel #xx
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

The loan originated on xx/xx/2025 and first payment date is xx/xx/2026. According to tape data as of xx/xx/2025, the borrower xx. The first payment is due for xx/xx/2026. The current xxis $1,434.90 with an interest rate of 6.3750%. The current UPB reflected as per the payment history tape data is $230,000.00.	Collections Comments:The current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower xx. The current UPB reflected as per the payment history tape data is $230,000.00.
As per seller’s tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 4.83 years on the job as a manager with xx.
Additionally, BWR2 has been SE for 6.58 years at xx
BWR3 has been SE for 22.5 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxviolations (xxper the document tracker, the revised closing disclosure dated xx/xx/XXXX is missing from the loan documents."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed the TRID rate lock disclosure delivery date test."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the points—loan discount fee. xxdated xx/xx/XXXX reflects points—loan discount fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/XXXX, and the SOL is X year."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxtape and appraisal report subject property is not a site condominium according to xx, as the two units are attached to each other. As such, each unit would require its own parcel number. Subject loan closed as X-unit property with one legal in a condo project. Further details not provided."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,370.55	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,404.05	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	623	620	44.157%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	The loan was originated on xx/xx/2025, and the first payment is due on xx/xx/2026. According to the tape, as of xx/xx/2026, the next due date is xx/xx/2026. The current xxis $2404.05 with an interest rate of 8.250%. The current UPB reflected as per the tape is $320,000.00.	Collections Comments:The current status of the loan is performing.
According to the tape, as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is $320,000.00.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 18.25 years on the job as a deputy director at the xx
BWR2 has 1.5 years on the job as a division administrator at the xx, BWR2 had 2.16 years on the job as a director at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxreport show the loan did not pass the xxtest due to an APR calculated at X.XXX%, which exceeded the APR threshold of X.XXX% by +X.XXX%."
* xxfailed xxpublic guidelines) xxtest due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%.

Loan failed xxtest due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."
* Missing or error on the xxrate lock agreement signed by the borrower xx."	* xxis "xxloan failed the initial closing disclosure delivery date test due to the initial CD receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* xxtest xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

																																																																																								Loan failed xxthreshold test due to APR calculated X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,036.48	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$646.62	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	691	716	34.669%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active UCC financing statement against the subject property in favor of xx, N.A., which was recorded on xx/xx/XXXX.
The annual county taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $973.05 (xx), which was applied for the due date of xx/xx/2026. The current xxis $646.62 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $130,270.18.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $130,270.18.
The loan has not been modified since origination.
As per tape, the subject property is owner-occupied.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9 months on the job as a clinical medical assistant at xx. BWR1 had multiple jobs in the last 2 years.
BWR2 has been SE for 29 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxfile show the subject closed without an appraisal. PIW was lost on the final AUS run. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X months on the job as a clinical medical assistant at xx. BWRX has been SE for XX years at xx, FICO XXX, XXXX in the last XX months, and $X,XXX residual income."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,294.95	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,232.23	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	20.873%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of xx, a federal credit union, in the amount of $xx which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the instrument #xx.
The Xst installment of combined taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,669.22 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,232.23 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $252,112.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $252,112.03.
As per tape data, the subject property is owner occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15.08 years on the job as a correction officer at the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx Transmittal (xx)	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO due to occupancy concern. Further details not provided. Elevated for client review."		* Appraisal incomplete (xx) (xx) is xxsummary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,848.08	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,381.68	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	814	Not Applicable	18.924%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of combined taxes for XXXX-XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX-XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,537.82 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,381.68 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $304,422.48.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $304,422.48.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows collateral defect. Review of file and UT do not show a collateral issue."	* ATR - Unable to determine borrower's xxapproved at XX.XXX%. Tape shows lender missed an investor overlay. Further details not provided. Lender defect. Subject originated X/XX/XX and the X year SOL has expired. BWR is on SSI and pension income. FICO XXX. XXXX last XX months."
* xxloan failed the TRID rate lock disclosure delivery date test. The subject is a purchase case originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,534.57	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,628.90	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	No	795	796	37.839%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book #xx, page #xx, in the amount of $xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,256.78 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,628.90 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $334,323.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $334,323.93.
As per the tape, the occupancy of the subject property is stated as second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 2 years on the job as an environmental engineer with xx.
BWR2 has 14.66 years on the job as a pharmacy manager with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxsubject is second home. Tape shows the subject is a condotel at the xxproject, located in the city of xxproject has amenities such as a swimming pool and common areas. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,220.27	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,246.95	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	26.885%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of combined taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of combined taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,978.96 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,246.95 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $466,301.14.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is $466,301.14.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a sales executive for 2.66 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows collateral issue. Review of file and UT does not show a collateral issue"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	12/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,324.12	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	698	674	45.170%	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is co-operative.
According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the amount of $xx with xx.
There is a junior UCC mortgage against the subject property originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
The annual installment of Borough taxes for XXXX has been exempt.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,324.12 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,324.12 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $334,674.28.	Collections Comments:According to the tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is $334,674.28.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 29.41 years on the job as a special education teacher with xx.
Additionally, BWR1 has 21.75 years on the job as a teacher - per session with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxis xxsubject loan originated on xx/xx/XXXX with a maturity date of xx/xx/XXXX. As per the lease agreement located at “xx,” the ground lease is held by xx, a xxcorporation, and the leasehold expires on xx/xx/XXXX."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	12/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$790.32	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	44.433%	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX in the amount of $xx
There is an active UCC mortgage against the subject property in favor of MERS as nominee for xx. (xx), as Nominee for xx., ISAOA, which was originated and recorded on xx/xx/XXXX with the instrument #xx.
The annual installment of county taxes for XXXX has been exempt.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $790.32 (xx), which was applied for the due date of xx/xx/2026. The current xxis $790.32 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $145,684.86.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $145,684.86.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 year on the job as a licensed professional nurse at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx Transmittal (xx)	xx	3: Curable	* Loan does not conform to program guidelines (xxshows co-op property and no defects. Further details not provided."
* xxis xxalert note of a UT report dated xx/xx/XXXX shows that the property is a unit in a co-operative. The subject loan originated on xx/xx/XXXX with a maturity date of xx/xx/XXXX. The subject leasehold agreement is in the file located at “xx pg#xx,” and the leasehold term expires on xx/xx/XXXX."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TRID rate lock disclosure delivery date test."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx.XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case originated on xx/xx/XXXX and the X-year SOL has expired."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xx) is xxfinal transmittal summary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,721.91	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,176.11	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	44.523%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. No active judgments or liens have been found. The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. The annual school taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. The annual utilities/MUD taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to the tape data as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. Unable to determine the last payment received date. The current xxis $2,176.11 with an interest rate of 7.125%. The current UPB reflected as per the tape data is $313,444.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $313,444.24.
As per the servicing comment dated xx/xx/2024, the borrower xx,836.80 on xx/xx/2024. The type of damage and amount are not available. Unable to confirm the status of repairs. Subsequent comments do not show any damage.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension and VA benefits income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review." * xxis not active (xxshows the MI was rescinded."		* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses, and PMI was rescinded. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR receives pension and VA benefits income. FICO XXX, and XXXX in the last XX months and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,836.80	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,906.26	01/08/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,185.58	6.490%	300	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	51.374%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active prior civil judgment against xx, in favor of xx, N.A., in the amount of $xx which was recorded on xx/xx/XXXX. The name of the defendant mentioned on supportive documents is inconsistent with the borrower's name.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual school taxes for XXXX/XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,800.03 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,185.58 with an interest rate of 6.490%. The current UPB reflected as per the payment history is $175,514.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $175,514.93.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.83 years on the job as a xx, BWR had 1.66 years on the job as a youth support specialist at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Loan does not conform to program guidelines (xxshows the loan closed without required PMI coverage and was never traded. Further details not provided. Subject originated on xx/xx/XXXX."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."	* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,881.10	01/15/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,856.48	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	11.126%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx.
There is a prior child support lien against the borrower xx, which was recorded on xx/xx/XXXX. The supportive document does not reflect the lien amount.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $7,087.15 (xx), which was applied for the due date of xx/xx/2026. The current xxis $5,856.48 with an interest rate of 7.250%. The current UPB is $855,796.78.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $855,796.78.
As per the seller’s tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.50 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Assets do not meet guidelines (xx) "TRID tolerance test is incomplete due to the initial CD is missing from loan documents. The subject loan is a purchase case originated on xx/xx/XXXX, and the X-year SOL is active."
* xxinitial closing disclosure is missing from the loan file."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,103.44	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$741.09	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	0.000%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx.
There is a prior credit card judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,225.09 (xx), which was applied for the due date of xx/xx/2026. The current xxis $741.09 with an interest rate of 7.125%. The current UPB is $109,734.54.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $109,734.54.
The loan has not been modified since origination.
As per the seller’s tape, the subject property occupancy is stated as investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xx), and the loan amount is below the investor minimum requirement. Further details not provided. The subject loan originated on xx/xx/XXXX and XXXX since inception."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,255.69	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,528.20	4.990%	360	xx	xx	VA	ARM	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	40.253%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026, in the amount of $2,695.31 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,528.20 with an interest rate of 4.990%. The current UPB is $284,656.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $284,656.93.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 16.41 years at xx, BWR receives VA benefits income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxfile show a first-rate change date of xx/xx/XXXX on the subject loan, which is not according to GNMA guidelines of a quarterly schedule of April, July, October, or January for the first-rate change date. Further details not provided. According to the note, the payment can adjust after every XX months after xx/xx/XXXX. Subject loan originated on xx/xx/XXXX and FICO XXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,942.56	12/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,060.90	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	804	49.504%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
The Xst and Xnd installments of combined taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,418.96 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,060.90 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $301,267.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $301,267.44.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

BWR1 has been SE as a constructor for 6.41 years.
BWR2 has 14.41 years on the job as a housekeeper with xx. Sills.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxused SE average when income declined from XXXX to XXXX. xx.XX%. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is xxminimum of X years. BWR X is employed as a xx.X years, FICO XXX, $X,XXX residual income, XXXX since inception.
xx/xx/XXXX: Exception downgraded to LVL X based on PH."
* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to in the amount of $XXX.XX."
																																																																																								* xxfailed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,631.36	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,538.15	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	777	699	48.940%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst & Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX & xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,933.31 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,538.15 with an interest rate of 7.500%. The current UPB reflected as per the payment history is $359,942.24.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $359,942.24.
As per the tape data, the subject property is second home.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.66 years on the job as a staff engineer FBG with xx. Previously, BWR1 had 2.08 years on the job as a senior software engineer with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxsubject loan closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a staff engineer FBG with xx. Previously, BWRX had X.XX years on the job as a senior software engineer with xx, FICO XXX, XXXX since inception and $X,XXX residual income. Review shows ATR confirmed."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,977.68	12/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,376.67	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	34.903%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx.
There are no active judgments or liens that have been found.
The Xst and Xnd installments of combined taxes for XXXX/XXXX/XXXX have been paid in the total amount of $xx on different dates.
The annual water charges for XXXX have been delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,988.35 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,376.67 with an interest rate of 6.625%. The current UPB is $211,843.23.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $211,843.23.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 31.83 years on the job as a manager of enterprise site information technology at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,768.49	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,235.96	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	807	46.334%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.XXX in the amount of $xx with xx.
There are four prior credit card judgments against the borrower xx,XXX.XX, which were recorded on different dates.
There are two prior civil judgments against the borrower xx and xxtotal amount of $X,XXX.XX, which were recorded on xx/xx/XXXX and xx/xx/XXXX.
There is an active prior state tax lien against the borrower xx.XX, which was recorded on xx/xx/XXXX.
The first and second installments of county taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $6,337.25 (xx), which was applied for the due date of xx/xx/2026. The current xxis $5,235.96 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $770,203.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $770,203.41.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 26.58 years on the job as a forklift driver at xx.
BWR2 has 9 months on the job as a cleaner at xx. Additionally, BWR2 has 1.25 years on the second job as a cleaner at xx.
BWR3 has 2.83 years on the job as a janitorial cleaner at xx. Additionally, BWR3 has 15.33 years on the second job as a maintenance worker at xx. xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxused rental income to qualify and the lease agreement is missing from the loan file. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.X years, BWR X is employed as a Cleaner with xx.X years, BWR X is employed with xx.X years and a Xnd job with xx.X years, FICO XXX, $X,XXX residual income, $XXX.XK reserves and $XXX.XK equity in the subject property, XXXX since inception."	* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,160.19	01/01/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,916.39	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	46.176%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to tape as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,916.39 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,916.39 with an interest rate of 5.990%. The current UPB reflected as per the tape data is $314,677.78.	Collections Comments:The current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $314,677.78.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 26.25 years on the job as a vice president of budget administration at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xx). xxreflects seller credit of $XXxxdetails not provided."	* xxloan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,836.54	01/01/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,769.48	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	796	730	41.081%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual utilities/MUD taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,637.41 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,769.48 with an interest rate of 4.990%. The current UPB reflected as per the tape is $324,703.07.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is $324,703.07.
As per the seller’s tape, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 5.41 years on the job as a telemetry technician with xx.
BWR2 has 2.91 years on the job as a construction manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxshows property is NOO due to the subject property was listed for rent soon after closing. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's xxsubject loan was approved as OO at XX.XX%. Tape shows subject is NOO, as the subject property was listed for rent soon after closing, causing the lender to omit the BWR primary housing expense. BWR defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a telemetry technician with xx. BWRX has X.XX years on the job as a construction manager with xx, FICO XXX, and $XXK equity in the subject."
																																																																																								* xxloan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, any other interest rate-dependent charges, and terms were not provided to the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,827.22	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,207.11	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	787	Not Applicable	37.100%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst installment of utilities/MUD charges for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of utilities/MUD charges for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,207.11, which was applied for the due date of xx/xx/2026. The current xxis $1,207.11 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $181,838.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $181,838.00.
As per the comment dated xx/xx/2025, the reason for the default is servicing problems.
The appraisal report is as-is. Tape and file show the appraisal report should be subject to repairs due to missing flooring in the kitchen, dining room, living area, bedrooms, and laundry room, as well as unfinished walls with exposed sheetrock in the living area, dining room, and laundry room. The estimated cost to cure is $4,000. CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property occupancy is stated as an investor.
BWR has 12.5 years on the job as a control engineer at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable		* Appraisal incomplete (xx) (xxappraisal report is as-is. Tape and file show the appraisal report should be subject to repairs due to missing flooring in the kitchen, dining room, living area, bedrooms, and laundry room, as well as unfinished walls with exposed sheetrock in the living area, dining room, and laundry room. The estimated cost to cure is $X,XXX. XXXXD/completion report is missing from the loan documents, and the final CD does not reflect the escrow holdback."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,292.79	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,122.97	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	43.704%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,524.49 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,122.97 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $179,497.17.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is $179,497.17.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a CNA at xx. Also, BWR has 1 month on the job as a CNA at xx. BWR had multiple jobs in the last 2 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxfailed the TRID rate lock disclosure delivery date test." * xxloan failed the xxcoverage conflict validation test."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows BWR was not employed at closing. xxis XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X months on the job as a CNA at xx, FICO XXX, and XXXX since inception."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,655.66	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,708.01	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	Yes	801	801	37.250%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior mortgage in the amount of $xx which was recorded on xx/xx/XXXX in favor of xx, a xx, acting by and through the xx
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,061.60 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,708.01 with an interest rate of 6.875%. The current UPB is $256,111.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx and the next due date is xx/xx/2026. The current UPB is $256,111.57.
As per the seller’s tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.58 years on the job as an installer at xx.
BWR2 has 4.58 years on the job as a teacher with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxtape and condo questionnaire in the file show the subject condo project has a planned special assessment of $xx for roof repairs and painting. xxassociation shows assessment is not only for roof repairs and painting but also for concrete restoration. An engineer inspection report from a licensed professional verifying the completion of repairs and structural integrity of the condo project is missing from the loan documents. Also, the questionnaire does not confirm if the HOA is involved in active litigation. Elevated for client review."	* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,945.78	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,032.76	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	30.096%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water/sewer charges for XXXX is due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $3,381.68 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,032.76 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $417,974.63.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $417,974.63.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 1.58 years at xx, xx, BWR had 8 months on the job as a director of events at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxloan was approved at XX%. Tape shows income misrepresentation. xxis XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for X.XX years at xx, FICO XXX, XXXX in the last XX months, $XXK equity in the subject, and $X,XXX residual income."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The initial LE dated xx/xx/XXXX does not reflect points - loan discount fee. The final CD dated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,735.54	11/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,764.76	8.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	735	746	46.228%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, L.P.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual city taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual school taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $4,226.37 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,764.76 with an interest rate of 8.375%. The current UPB reflected as per the payment history is $358,130.57.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $358,130.57.
The loan has not been modified since origination.
As per the servicing comment dated xx/xx/2025, the reason for default is the death of the borrower’s family member.
As per the tape data, the subject property is non-owner occupied.
No damage or repair information was found in the collection comments.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, there is a payment dispute. Further details not found.
BWR1 has 3 years on the job as an associate with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows EPD; the borrower xx, triggering repurchase. The loan was XxXX and has been current since X/X/XX. Further details not provided. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,452.11	01/06/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,028.78	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	766	Not Applicable	42.238%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,583.78 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,028.78 with an interest rate of 7.625%. The current UPB is $144,817.27.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $144,817.27.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a dentist with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan is NOO and approved at XX.XX%. Tape shows LOE missing for primary residence, supporting documents for rental income from REO properties are missing, and student loan debt was not included in the DTI calculation. xxis XX.XX%. Further details are not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X years on the job as a dentist with xx, FICO XXX, $XXK equity in the subject, and $X,XXX residual income."	* xxis missing (xxagreement is missing from the loan file. Subject is an NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$21,991.80	$6,470.10	01/23/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,612.50	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	41.466%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a prior civil judgment against xxfavor of the xx, xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX. xx.
The Xst installment of county taxes for XXXX/XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX/XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
The XXXX to XXXX supplemental other taxes have been delinquent in the amount of $xx which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $3,422.33 (xx), which was applied for the due date of xx/xx/2026. The current payment is $2,612.50 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $456,000.00.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $456,000.00.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR has been SE for 5.83 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan was disclosed with an interest-only option. Review of the file shows the executed note did not include the corresponding interest-only provision. Further details not provided. Subject originated on xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,748.59	$2,126.14	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,221.05	7.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	620	696	54.851%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx.
There is one active UCC lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX.
There is a notice of an independent solar energy producer contract xx PG#xx, unless terminated or extended, recorded on xx/xx/XXXX that runs with the property.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst and Xnd installments of supplemental county taxes for XXXX have been delinquent in the total amount of $X,XXX.XX, which is good through xx/xx/XXXX.
The annual supplemental county taxes for XXXX have been delinquent in the total amount of $XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,759.53 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,221.05 with an interest rate of 7.000%. The current UPB is $330,156.41.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $330,156.41.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.08 years on the job as a licensed vocational nurse at xx. Additionally, BWR1 has 10 years on the job as a licensed vocational nurse at xx, and BWR1 receives social security income. BWR2 has 2 months on the job as a restorative nursing assistant at xx. Previously, BWR2 had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	4: Unacceptable	* MI, xxmissing and required (xxmortgage insurance certificate is missing from the loan documents."	* xxreview of the loan file show that the subject property is a flip. The appraisal report shows the last sale was held on xx/xx/XXXX at a sales price of $XXXxx/xx/XXXX, the subject property’s appraised value is $XXXK and the purchase price for the subject transaction that closed on XX/XX/XX is $XXXxxshows major improvements performed on the house. Further details were not provided. xxsearch reflects an estimated value of $XXXxxcurrent UPB is $XXXK."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,116.47	01/08/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,995.41	5.437%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	42.477%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the total amount of $XXX.XX, which is due on xx/xx/XXXX.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $3,948.41 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,995.41 with an interest rate of 5.437%. The current UPB is $506,211.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $506,211.69.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 5.82 years as a soccer coach at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxshows property is NOO due to misrepresentation as BWR never occupied the subject. Further details were not provided. Elevated for client review."		* ATR - Unable to determine borrower's xxsubject loan approved at XX.XX%. Tape shows the subject is NOO due to income misrepresentation as BWR never occupied the subject. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has been SE for X.XX years as a soccer coach at xx, FICO XXX, XXXX in the last XX months, and $XXXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	$2,114.64	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,667.24	6.937%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	743	747	39.310%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of utility charges for XXXX have been paid in the amount of $X.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,155.22 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,667.24 with an interest rate of 6.937%. The current UPB reflected as per the payment history is $245,935.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $245,935.11.
As per the seller's tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.91 years on the job as a coach/athlete with xx. Additionally, BWR1 has 8.33 years on the job as an athlete with xx.
BWR2 has 3.33 years on the job as a project leader IV with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows lender did not verify the BWR was not employed at closing and became SE after moving from xxdefect. The subject originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a coach/athlete with xx. Additionally, BWRX has X.XX years on the job as an athlete with xx. BWRX has X.XX years on the job as a project leader IV with xx, FICO XXX, XXXX since inception, and $XXK equity in the subject."
* Cash out purchase (xxsubject loan is purchase case. xxreflects cash to in the amount of $X,XXX.XX."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.  xxdated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. xxdated xx/xx/XXXX reflects transfer taxes at $X,XXX. This is fee increase of $XX.XX charges that cannot increase. xxincrease in fee amount is missing in the loan documents.

Loan failed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and Recording fee at $XXX.XX. CD dated xx/xx/XXXX reflects the sum of xxfee at $XXX.XX. This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents.

																																																																																								Subject loan is purchase case, originated on xx/xx/XXXX and the SOL is X year expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,102.87	12/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$420.19	5.562%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	42.113%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of school taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $846.06 (xx), which was applied for the due date of xx/xx/2026. The current xxis $420.19 with an interest rate of 5.562%. The current UPB reflected as per the payment history is $72,521.08.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $72,521.08.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has 16.41 years on the job as a department of motor vehicles representative with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL is active."
* XX TRID xxfailed charges that cannot increase the X% tolerance test.  xxdated xx/xx/XXXX reflects the points and loan discount fee at $XXX.XX. xxdated xx/xx/XXXX reflects points—loan discount fee at $XXX.XX. xxdated xx/xx/XXXX reflects transfer taxes of $XXX.XX. xxdated xx/xx/XXXX reflects transfer taxes of $XXX.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/XXXX, and the X-year SOL is active."
* Loan does not conform to program guidelines (xx); loan closed xx/xx/XXXX, Xst payment xx/xx/XXXX. Further details not provided."
* Loan has escrow holdback. No proof it was released (xxfinal CD dated xx/xx/XXXX reflects an escrow holdback in the amount of $X,XXX.XX. Proof for the release of escrow holdback is missing from the loan documents."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,376.05	12/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,139.21	7.562%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Commercial Prop	xx	xx	Investor	Yes	Yes	No	771	805	44.445%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual supplemental bill for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,473.96 (xx), which was applied for the due date of xx/xx/2026. The current xxis $3,139.21 with an interest rate of 7.562%. The current UPB is $440,400.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $440,400.10.
As per the seller’s tape, the subject property type is investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.16 years on the job as a physical therapist at xx. Additionally, BWR1 has 11.25 years on the job as a physical therapist at xx.
BWR2 has 14.91 years on the job as a registered nurse at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxused short term (xx) rental income to qualify. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx.X years, BWR X is employed with xx, FICO XXX, $X,XXX residual income, $XX.XK reserves and $XX.XK equity in the subject property. XXXX since inception."
* xxis missing (xxwas approved using short term XX rental program in lieu of a long term lease agreement."
* xxis not active (xxshows the MI was rescinded."
																																																																																						* Property is xxwas approved using short term XX rental program. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,975.33	12/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,598.98	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	49.539%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
No active judgments or liens have been found.
The Xst, Xnd, Xrd, and Xth installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on different dates.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,432.42 (xx), which was applied for the due date of xx/xx/2026. The current xxis $3,598.98 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $536,462.83.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $536,462.83.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.5 years on the job as a volumetric supervisor at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable		* Appraisal incomplete (xx) (xxshows that per the construction draw team, they just obtained their permits for the septic system installation in July, the project was supposed to be completed on xx/xx/XXXX. The file shows that, as per the completion report dated xx/xx/XXXX, the new septic system was installed."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,419.46	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,428.06	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	758	727	44.895%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,832.35 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,428.06 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $374,703.67.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $374,703.67.
As per the seller’s tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 2.16 years on the job as a general manager at xx.
BWR2 has been SE as a spa therapist for 2.83 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape shows the lender did not establish the stability of the qualifying income, employment, and all other obligations, as the lender did not obtain supporting income documents. Further details not provided. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as a general manager at xx. BWRX has been SE as a spa therapist for X.XX years. FICO XXX,XXXX since inception."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,820.53	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$798.80	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	44.512%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of xx, in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument #xx.
The annual county taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,162.23 (xx), which was applied for the due date of xx/xx/2026. The current xxis $798.80 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $126,700.32.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $126,700.32.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.00 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxappraisal report in the file is subject to completion of repairs. The available XXXXD reflects that repair is not complete with insulation, drywall and siding. The updated XXXXD report is missing from the loan documents. The estimated cost to cure is in the amount of $xx and the final CD reflects an escrow holdback in the amount of $X,XXX."
* Loan has escrow holdback. No proof it was released (xxtape and final CD reflect an escrow holdback in the amount of $X,XXX.XX. Proof for release of escrow holdback is missing from the loan documents."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxis "xxloan fails the xxpoints and fees test due to Fees charged (xx) exceed the fees threshold of $X,XXX.XX. Over by +$X,XXX.XX.  The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"
* xxloan fails the xxpublic guidelines) QM points and fees test due to Fees charged (xx) exceed the fee threshold of $X,XXX.XX. Over by +$X,XXX.XX.  The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX"
* Missing or error on the xxrate lock agreement signed by the borrower xx."	* xxloan failed the TRID rate lock disclosure delivery date test. The subject is a purchase case originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the xxdated xx/xx/XXXX reflects an xx.XX. The loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,801.70	01/12/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,141.24	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	790	Not Applicable	38.556%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $5,680.21 (xx), which was applied for the due date of xx/xx/2026. The current xxis $5,141.24 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $830,997.10.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current xxis $5,141.24 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $830,997.10.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the occupancy of the subject property is stated as a second home.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a realtor for 23 years.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxfile show the loan product was changed to a XX-year fixed rate between XX/XX and XX/XX, with a COC issued on the final CD to disclose the change. The initial CD dated xx/xx/XXXX reflected an ARM product, which is inconsistent with the fixed-rate product disclosed on the final xxdetails not provided. Subject originated on xx/xx/XXXX."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,589.10	12/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,252.78	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	32.440%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of combined taxes for XXXX/XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX/XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,534.33 (xx), which was applied for the due date of xx/xx/2026. The current xxis $3,252.78 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $503,405.02.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $503,405.02.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 1.91 years on the job as an associate with xx. Additionally, BWR has 11 months on the second job as an operating associate II at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxused income from a Xnd job without a X- year consecutive history. xx.XX%. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx, FICO XXX, $X,XXX residual income, and $XXXK equity in the subject property. XXXX since inception.
																																																																																								xx/xx/XXXX: Exception downgraded to LVL X based on PH."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,792.62	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,540.50	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	802	38.418%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with xx, Page #xx.
There is one active criminal judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,240.41 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,540.50 with an interest rate of 6.875%. The current UPB is $232,685.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $232,685.73.
As per the tape, the subject property is owner-occupied.
As per tape, the property has water or dampness concerns in the basement. The estimated cost to cure is not available. Further details were not provided. Subsequent comments do not show any damage.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.91 years on the job as a receptionist at xx.
BWR2 has 3 months on the job as an environmental specialist at the xx, BWR2 had 7.91 years on the job as a xx at the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	3: Curable	* Appraisal incomplete (xx) (xxappraisal report in the loan file is as is; the tape shows the water/dampness in the basement. The estimated cost to cure is not available in the loan file. xx, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* xxappraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $XXXxx, is closest to the subject property. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXxxdetails not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$975.26	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,178.33	4.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	772	793	10.787%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst, Xnd, and Xrd annual installments of county taxes for XXXX-XXXX have been paid in the amount of $XXX.XX on different dates.
The Xth installment of county taxes for XXXX-XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The annual sewer charges for XXXX are due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,644.17 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,178.33 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $227,998.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $227,998.11.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the property occupancy is stated as an investor.
BWR1 has 12.16 years on the job as an executive vice president with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Occupancy concerns - (xxloan was approved as xxshows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* Loan does not conform to program guidelines (xxshows AUS finding invalidated due to IPCs and lack of reserves. FCD reflects a seller credit of $xx and the sales price of $xx AUS shows excess available assets of $X,XXX. Further details not provided."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit the BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has XX.XX years on the job as an executive vice president with xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$389.86	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$832.40	6.625%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	739	767	36.671%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $894.76 (xx), which was applied for the due date of xx/xx/2026. The current xxis $832.40 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $129,461.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $129,461.29.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 receives VA benefits income.
BWR2 has 12.16 years on the job as a field safety specialist at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* VA insurance is not active (xxshows the subject loan is not insured. The subject loan closed without monthly xxfunding fee."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects points—loan discount fee at $XXX.XX. xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of $X.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/XXXX, and the SOL is X year."
* Loan does not conform to program guidelines (xxshows BWR does not have any entitlement for the subject loan, as the loan amount is $XXXK, which is less than the minimum required of $XXXxxdetails not provided. Subject originated on xx/xx/XXXX."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,608.19	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,890.49	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	47.152%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $3,503.34 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,890.49 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $437,367.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $437,367.50.
As per the tape, the subject property is owner-occupied.
Tape shows a post-close appraisal inspection could not be performed as the BWR was in the middle of remodel work. The inspection report verifying the completion of remodeling work is missing from the loan documents. CCs do not show damage.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.50 years on the job as a field engineer II at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxshows lender did not obtain an appraisal and closed loan as xxpost close appraisal inspection could not be performed as the BWR was in middle of a remodel work. Inspection report verifying the completion of remodeling work is missing from the loan documents. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$25.75	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,212.88	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	39.791%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual town taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX are due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,613.64 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,212.88 with an interest rate of 6.750%. The current UPB is $185,497.80.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $185,497.80.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as a server at xx. Additionally, BWR has been SE as a driver for 2.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Cash out purchase (xxsubject loan is a purchase case. The final CD dated xx/xx/XXXX reflects cash to in the amount of $X,XXX.XX."
																																																																																							* Loan does not conform to program guidelines (xxfile show the updated post-consummation CD, IEAD, and first payment letter were not executed by the borrower xx. Further details not provided. Subject originated on xx/xx/XXXX."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,333.87	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,453.03	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	771	761	47.357%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $5,066.69 (xx), which was applied for the due date of xx/xx/2026. The current xxis $4,453.03 with an interest rate of 6.990%. The current UPB reflected as per the payment history is $666,649.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $666,649.87.
As per the tape, the occupancy of the subject property is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.91 years on the job as an office manager with xx.
BWR2 has 8.41 years on the job in business development with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxappraised value of $xx appears to be high compared to the current Redfin value of $xx and the Zillow value of $xx According to the appraisal report, the property is mainly used for private horse boarding and care, with XX stalls and a leased arena. The horse barn is used for hobby and private boarding purposes. xxdo not reflect any commercial use of the property."	* ATR - Unable to determine borrower's xxsubject loan was approved as NOO at XX.XX%. Tape shows rental income used for qualification is not supported by lease, tax returns and comparable rent schedule. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has X.XX years on the job as an office manager with xx. BWRX has X.XX years on the job in business development with xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,450.93	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,417.36	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	45.300%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX have been delinquent in the amount of $XXX.XX, which was due on xx/xx/XXXX.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,417.36 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,417.36 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $348,377.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $348,377.33.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.66 years at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* XX TRID Tolerance Test Failed (xx) "TRID Violation due to decrease in lender credit on final CD dated xx/xx/XXXX. xxdated xx/xx/XXXX does not reflect lender credit. xxdated xx/xx/XXXX reflect lender credit at $X,XXX.XX. This is decrease of $X,XXX.XX for fee which has X% tolerance test. Subject loan is a purchase, originated on xx/xx/XXXX and the SOL is X year."	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows the investor disagrees with the fact that BWR’s business was reinstated in XXXX, and bank statements and the xxconfirmed evidence of the business being reinstated and operational from the past year. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL is active. BWR has been SE for X.XX years at xx, FICO XXX, XXXX since inception and $XXXK equity in the subject. Review shows ATR confirmed"		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,131.34	12/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,061.16	6.437%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	778	49.984%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of water charges for XXXX is due in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,162.33 (xx), which was applied for the due date of xx/xx/2026. The current xxis $3,061.16 with an interest rate of 6.437%. The current UPB reflected as per the payment history is $483,845.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $483,845.05.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 2.25 years at xx, BWR1 has been xx.75 years.
BWR2 has 2 years on the job as an office administrator with xx. Additionally, BWR2 has been SE as a mental health practitioner for 2.50 years
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxmiscalculated SE income. xx.XX%. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is SE with xx.X years and xx.XX years, BWR X is employed with xx.X years and xx.X years, FICO XXX, $X,XXX residual income, $XXXK reserves and $XXX.XK equity in the subject property. XXXX since inception.
																																																																																								xx/xx/XXXX: Exception downgraded to LVL X based on PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,218.06	11/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,767.01	6.375%	328	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	47.054%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one prior mortgage against the subject property that was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
There is one prior UCC lien against the subject property in favor of XXXX, which was recorded on xx/xx/XXXX.
The first and second installments of combined taxes for XXXX/XXXX/XXXX have been paid in the total amount of $xx on different dates.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,524.85 (xx), which was applied for the due date of xx/xx/2026. The current xxis $3,767.01 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $583,033.30.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $583,033.30.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.08 years on the job as a senior manager with xx. Previously BWR had 3.75 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase fee in the amount of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL is active."
* Loan does not conform to program guidelines (xxfile show the subject loan closed as a xx. Further details not provided."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																							* xxsubject loan has a single-premium MI plan and full amount for xx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$7,730.99	12/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,015.98	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	760	Not Applicable	43.494%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX are delinquent in the amount of $XXX.XX, which was due on xx/xx/XXXX.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,129.13 (xx), which was applied for the due date of xx/xx/2026. The current xxis $3,015.98 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $463,385.02.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $463,385.02.
As per the tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.16 years on the job as a senior manager II at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxlease agreement document is missing from the loan file."	* Assets do not meet guidelines (xxshows short reserves and funds to close. The bank statement in file shows $XXXK in assets, satisfying the cash-to-close requirement of $XXXK and the reserve requirement of $XXxxdetails not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$300.00	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,425.59	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	694	Not Applicable	43.076%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual county taxes for XXXX (xx) have been paid on xx/xx/XXXX in the amount of $XXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,669.17 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,425.59 with an interest rate of 8.125%. The current UPB reflected as per the payment history is $191,492.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $191,492.51.
As per the tape, the subject property is second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.58 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the TRID xxloan is a purchase, originated on xx/xx/XXXX and the X-year SOL is active."
																																																																																							* Occupancy concerns - (xxsubject was approved as second home. Tape shows HouseCanary report shows the subject property is listed for rent. Further details not provided. Elevated for client review."			Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	02/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$873.42	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	29.131%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The property tax status is not available in the updated title report.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is 02301/2026. The last payment was received on xx/xx/2026 in the amount of $1,227.93 (xx), which was applied for the due date of xx/xx/2026. The current xxis $873.42 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $139,488.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is 02301/2026. The current UPB reflected as per the payment history is $139,488.28.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No information has been found related to damage or repairs.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
BWR has 1 year on the job as a pastry chef at xx. Additionally, BWR receives retirement income, and BWR has 4 months on the job as a cafe supervisor at xx. Previously, BWR has been SE for 9 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* xxloan failed the Pennsylvania license validation test."
* Loan does not conform to program guidelines (xxtape and file show no credit score non-traditional credit obtained and show that there were late payments; therefore, the loan is not eligible for sale to xxdetails not provided. The subject loan originated on xx/xx/XXXX. Review shows ATR confirmed."
* Missing credit report (xxreport is missing from the loan documents."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,785.32	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,494.93	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	752	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installments of combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,884.87 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,494.93 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $223,956.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $223,956.81.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
The loan has not been modified since origination.
As per the seller’s tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows the subject was previously used as a mental health facility, with the business operational through XXXX and dissolved in XXXX. Appraisal confirmed property is no longer used in the former capacity. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,391.82	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$7,436.72	$9,804.82	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	44.183%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
The Xst installment of county taxes for the XXXX supplemental was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for the XXXX supplemental is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $7,436.72, which was applied for the due date of xx/xx/2026. The current xxis $7,436.72 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $1,252,500.00. As per the note, the loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $1,252,500.00.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.

BWR has 11 months on the job as a xx. Additionally, BWR is self-employed and has been running multiple businesses for 1.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* AUS is missing (xxreport is missing from the loan documents."	* xxtape shows the loan did not meet the required timing for disclosure of a product change. The loan was closed on xx/xx/XXXX, and the final CD was signed on xx/xx/XXXX. The file should have provided a revised CD with the date xx/xx/XXXX and failed to meet the three-business-day waiting period. Infinity compliance report shows the loan did not fail the X-day waiting period test."
* xxis "xxloan failed the qualified mortgage interest-only test due to the loan is an interest-only loan."
* xxloan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, any other interest rate-dependent charges, and terms was not provided to the borrower xx."
* XX TRID Tolerance Test Failed (xx)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. The initial CD dated xx/xx/XXXX reflects lender credit at $XXX.XX. xxdated xx/xx/XXXX reflects the lender credit at $X.XX. This is a decrease of +$XXX.XX for a fee that has a X% tolerance test. xxdecrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL is active."
																																																																																							* Missing or error on the xxrate lock agreement signed by the borrower xx."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,684.70	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,037.92	6.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	50.163%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX have been delinquent in the total amount of $XX.XX, which is due on xx/xx/XXXX.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,217.50 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,037.92 with an interest rate of 6.750%. The current UPB reflected as per the payment history is $307,255.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $307,255.81.
As per tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.83 years on the job as a xx. Previously, BWR had 5 months on the job as a machinist on XXXX at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject loan is not FHA insured. PH shows MI is active."	* Loan does not conform to program guidelines (xxshows the AUS lost underwriting eligibility requirements. After removing the positive rental history, it does not meet FHA manual underwriting eligibility requirements. Review shows ATR confirmed."
																																																																																							* Missing proof of hazard insurance (xxinsurance policy is missing from the loan documents."	* Property is xxper the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and the manufactured document attached to the recorded mortgage located at “Ln#xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,887.54	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$5,281.25	$6,398.44	6.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	49.410%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX are due in the amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $5,281.25 (xx), which was applied for the due date of xx/xx/2026. The current interest-only payment is $5,281.25 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $975,000.00. This loan is interest-only for 120 months.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $975,000.00.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 1.16 years on the job as a director of purchasing at xx. Previously, BWR had 20.75 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx	xx	4: Unacceptable	* xxrequired by guidelines (xxreport at the origination time is missing from the loan documents."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TRID rate lock disclosure delivery date test."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test.  The initial loan estimate dated xx/xx/XXXX reflects points - loan discount fee $X,XXX.XX. The final CD dated xx/xx/XXXX reflects points - loan discount fee $X,XXX.XX. The initial loan estimate dated xx/xx/XXXX does not reflect an appraisal review fee. The final CD dated xx/xx/XXXX reflects an appraisal review fee of $XXX.XX. The initial loan estimate dated xx/xx/XXXX does not reflect the purchase review fee. The final CD dated xx/xx/XXXX reflects a purchase review fee of $XXX.XX. The initial loan estimate dated xx/xx/XXXX reflects a tax service fee of $XX.XX. The final CD dated xx/xx/XXXX reflects a tax service fee of $XX.XX. This is a cumulative increase in fees of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL is active."
* Loan does not conform to program guidelines (xxshows the interest-only payments were not calculated in the qualifying payment for XX-year amortization of the subject loan. Further details not provided."
* Loan program disclosure missing or unexecuted (xxfile show the ARM loan program disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a director of purchasing at xx, FICO XXX, XXXX since inception, $X,XXX residual income, and $XXXK equity in the subject.
																																																																																								xx/xx/XXXX: Exception downgraded to LVL X based on PH."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,976.01	12/26/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,723.44	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	34.479%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,062.80 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,723.44 with an interest rate of 6.50%. The current UPB reflected as per the payment history is $269,504.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $269,504.26.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as an analyst II—compliance with xx. Additionally, BWR has 3.50 years on the second job as a registered representative with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan is aged more than X months from the first payment date, and the new buydown form has been updated under the new loan product effective X/X. File shows the subject loan closed with a X-year buydown with the rate increasing in X steps from X.XXX% to X.XXX%. Further details not provided."
																																																																																							* Missing or error on the xxlock agreement signed by the borrower xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$15,618.20	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,875.14	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	39.823%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst, Xnd, and Xrd installments of town taxes for XXXX have been paid in the total amount of $xx on different dates.
The Xth installment of town taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $8,205.54 (xx), which was applied for the due date of xx/xx/2026. The current xxis $6,875.14 with an interest rate of 6.750%. The current UPB is $1,054,446.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $1,054,446.57.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.58 years on the job as a principal sales manager with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* xxborrower's intent to proceed is missing from the loan documents." * Missing or error on the xxrate lock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject was approved at XX.XX%. Tape shows continuity of the income used for qualification from RSU was not established. Lender defect. The subject originated on xx/xx/XXXX, and the X-year SOL is active. BWR has X.XX years on the job as a principal sales manager with xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,395.03	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,849.93	5.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	686	664	33.534%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,590.60 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,849.93 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $282,232.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $282,232.52.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is excessive obligations.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 4.41 years at xx
BWR2 has 16.38 years on the job as a school counselor at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a xx,849.93, a rate of interest of 5.75000%, and a maturity date of xx/xx/2049. xxper payment history is $1,849.93, and the rate of interest is 5.75000%. The tape defect indicates that the BWR obtained a modification. The modification agreement is missing from the loan file.	xx	4: Unacceptable	* xxis not active (xxshows the MI on the subject loan has been rescinded due to the LPMI premium not being paid within XX days. Further details not provided."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed the TRID rate lock disclosure delivery date test.

This loan failed the TILA finance charge test. The finance charge is $XXX,XXX.XX. The disclosed finance charge of $xx is not considered accurate as it is understated by more than -$XXX.XX.  The loan failed the TILA foreclosure rescission finance charge test due to calculated finance charge of $xx exceeds the disclosed finance charge of $xx by -$XXX.XX.

The subject is a refinance case originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/XXXX, and the SOL is X years expired."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,780.42	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$920.07	2.937%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	810	Not Applicable	42.725%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,217.35 (xx), which was applied for the due date of xx/xx/2026. The current xxis $920.07 with an interest rate of 2.937%. The current UPB reflected as per the payment history is $195,368.53.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $195,368.53.
As per the tape, the subject property is owner-occupied.
The appraisal report is completed as is. The photo addendum shows the pool, parking deck, and fitness center are under contract for repairs. The cost of repair is not available. Unable to confirm the status of repairs. Further details not provided. CCs do not show any damage.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 29 years on the job as a registered nurse at xx. Additionally, BWR receives social security income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xxin-file appraisal reports show the project does not meet FNMA eligibility requirements, as the pool, parking deck, and fitness center are under contract for repairs. xx, or an engineer inspection report, is missing from the loan documents."		* xxloan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,406.73	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,369.91	8.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	781	33.665%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $6,164.56 (xx), which was applied for the due date of xx/xx/2026. The current xxis $5,369.91 with an interest rate of 8.375%. The current UPB reflected as per the payment history is $704,725.01.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $704,725.01.
As per tape data, the subject property is currently owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 4.41 years at xx
BWR2 has 2.91 years on the job as a paraeducator with the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* xxfile show the subject loan is HPML, and the appraisal was not delivered X days prior to closing. Further details not provided."	* xxloan failed the higher-priced mortgage loan test (xx)(xx)) due to the APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx). The loan failed the xxthreshold test due to the APR being calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,894.84	01/13/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,296.32	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	790	772	28.668%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,618.78 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,296.32 with an interest rate of 7.625%. The current UPB reflected as per the payment history is $182,749.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $182,749.81.
As per the tape, the subject property occupancy is stated as a secondary home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.33 years on the job as a training supervisor with xx.
BWR2 has 1.25 years on the job as a senior project manager with xx, xx, BWR2 had 3.25 years on the job as a senior project manager with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																							* xxshows the subject condo project is ineligible for both xxdue to needed repairs, such as replacing the stairs on the building, not yet completed. Condo questionnaire shows repairs have been completed on the subject building, and the work is overseen and approved by a structural engineer and xxcode enforcement. An inspection report by a licensed professional verifying the completion of the stairs work and the structural soundness of the subject building is missing from the loan file."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$115.80	12/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,734.25	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	47.704%	First	Short Form Policy	Not Applicable	Not Applicable	12/01/2021	$516,145.30	Not Applicable	3.750%	$2,077.62	12/01/2021	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
There are two junior credit card judgments against the borrower xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the amounts of $xx and $XX,XXX.XX.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.X on xx/xx/XXXX and xx/xx/XXXX.
The annual water taxes for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $2,815.48 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,077.62 with an interest rate of 3.750%. The current UPB is $492,122.06, and the deferred balance is $14,719.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2025.  The current UPB is $492,122.06, and the deferred balance is $14,719.21.
As per the comment dated xx/xx/2024, the reason for the default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
xx, the borrower, xx, Sr., filed bankruptcy under Chapter 7 with the case #xx. xxwas discharged on xx/xx/2022 and terminated on xx/xx/2022.
BWR has been SE for 5 years at xx
Foreclosure Comments:Not Applicable
																																																																																	xx, the borrower, xx, Sr., filed bankruptcy under Chapter 7 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $580,200.00. The unsecured portion is $0.00. xxplan was filed on xx/xx/2022 and not been confirmed yet. xxwas discharged on xx/xx/2022 and terminated on xx/xx/2022.	The modification agreement was made between the borrower, "xx," and the lender, "xx," on xx/xx/2021. As per the modified term, the new principal balance is $516,145.30. The monthly xxis $2,077.62 with an interest rate of 3.750% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no deferred balance and principal forgiven amount.	xx Missing or error on the xx xx	xx	4: Unacceptable	* MI, xxmissing and required (xxfile shows the MI certificate from MGIC, which shows the entire premium paid by BWR, and the final CD shows the MI premium paid to xxpremium paid by the buyer and seller. A corrected copy of the MI certificate or the final CD reflecting the MI premium details is missing." * xxis not active (xxout to the seller to verify active MI status."	* Appraisal incomplete (xx) (xxreport is subject to the completion of new construction. XXXXD available in the loan file shows the home is XXX% completed, but grading, drainage, and landscaping are incomplete. The estimate to complete landscaping is $XXXX. The final XXXXD is missing from the loan documents, and the final CD does not reflect the escrow holdback."	* xxloan failed the TRID xx.XX(xx)(xx)(xx)(xx)). Subject is a purchase loan and X year SOL has expired." * Missing or error on the xxrate lock agreement signed by the borrower xx." * xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower xx and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, and its recommendation is “xxwith a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$100.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,001.69	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$586.72	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	795	717	43.927%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,066.40 (xx), which was applied for the due date of xx/xx/2025. The current xxis $586.72 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $90,611.00.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $90,611.00.
As per the tape, the occupancy of the subject property is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.16 years on the job as an in-home care provider/social worker with xx.
BWR2 has been SE for 4 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis not active (xxout to the seller to verify active MI status."	* xxshows the initial CD is missing from the loan file as per the disclosure tracking summary. Further details not provided. Infinity did not test CE, as the subject loan is NOO."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$103.72	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$873.03	2.250%	354	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	677	677	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of xxdba Figure in the amount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument # xx.
There is a UCC financing statement against the borrower xx, N.A., which was recorded on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,930.10 (xx), which was applied for the due date of xx/xx/2025. The current xxis $873.03 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $189,063.73.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $189,063.73.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows loan did meet seasoning requirements for xx. xxrefinance loans, there should be a waiting period or gap between the XXX-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."	* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$XXX.XX. The loan failed the TILA foreclosure rescission finance charge test due to calculated finance charge of $xx exceeds the disclosed finance charge of $xx by -$XXX.XX. The subject loan is a refinance, originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxborrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,741.42	12/11/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$973.66	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	643	688	45.497%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active HOA lien against the subject property in favor of the xx., which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual water charges for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,444.44 (xx), which was applied for the due date of xx/xx/2025. The current xxis $973.66 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $211,515.01.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $211,515.01.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
xx, the borrower, xx. Osby, filed for bankruptcy under Chapter 7 with the case #xx. xxwas discharged on xx/xx/2024 and terminated on xx/xx/2024.
BWR has been SE for 9.66 years at xx

Foreclosure Comments:Not Applicable
xx, the borrower, xx. Osby, filed for bankruptcy under Chapter 7 with the case #xx. The reaffirmation agreement was filed on xx/xx/2024. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $295,500.00. The unsecured portion is $0.00. There is no comment indicating a cramdown. xxwas discharged on xx/xx/2024 and terminated on xx/xx/2024.	Not Applicable	Missing or error on the xx Transmittal (xx)	xx	2: Acceptable with xx	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID Tolerance Test Failed (xx)     "The TRID violation is due to a decrease in lender credit on the closing disclosure dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects lender credit at $X,XXX.XX; the final CD dated xx/xx/XXXX reflects lender credit at $X.XX. This is a decrease of +$X,XXX.XX for a fee which has a X% tolerance test. xxdecrease in NSLC is missing from the loan documents.  The loan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the points - loan discount fee. xxdated xx/xx/XXXX reflects points - loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxborrower's intent to proceed is missing from loan documents."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xx) is xxfinal transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,415.50	12/18/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,061.35	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	30.046%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX. xx.
The Xst & Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX & xx/xx/XXXX.
The Xst & Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX & xx/xx/XXXX.
The Xst & Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX & xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,585.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,061.35 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $406,446.59.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $406,446.59.
As per the servicing comment dated xx/xx/2024, the reason for the default is excessive obligation.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2024, the repayment plan started on xx/xx/2024.
The loan has not been modified since origination.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.25 years on the job as a nurse manager with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* xxsettlement service providers list is missing from the loan documents."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* XX TRID Tolerance Test Failed (xx)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects lender credit at $xx; the final CD dated xx/xx/XXXX reflects the lender at $XX,XXX.XX. This is a decrease of -$XX.XX for a fee that has a X% tolerance test.  Loan failed the charges that in total cannot increase more than XX% tolerance test. xxdated xx/xx/XXXX reflects the sum of xxfees and recording fees at $X,XXX.XX. xxdated xx/xx/XXXX reflects the sum of xxrecording fee at $X,XXX.XX. This is a cumulative increase of $XXX.XX for charges that in total cannot increase more than XX%. COC for the increase in fee is missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,219.90	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$863.34	2.500%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	35.351%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
There is a junior mortgage against the subject property in favor of xxamount of $xx which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
The first and second installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the amount of $XX.XX, which was due on xx/xx/XXXX.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,586.48 (xx), which was applied for the due date of xx/xx/2025. The current xxis $863.34 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $187,396.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $187,396.56.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.25 years on the job as a manager of community relations with xx, aka xx, BWR receives VA benefit income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx xx	xx	4: Unacceptable	* MI, xxmissing and required (xxloan guaranty certificate is missing from the loan documents.
xx/xx/XXXX The seller commented as loan disclosed on bid tape as xxloan."
* VA insurance is not active (xxtape shows the subject loan is not VA insured."	* Loan does not conform to program guidelines (xxtape shows that the loan does not satisfy VA refinance seasoning, as there should be a waiting period or gap between the XXX-day first payment date of the existing mortgage, which is being paid off, and the closing of our new subject loans in VA refinance loans. The waiting period is not met in this loan."	* xxmissing; loan has escrows (xxescrow account disclosure is not signed by the borrower."
* xxborrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,894.25	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,123.00	3.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	649	53.511%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a civil judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,572.93 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,123.00 with an interest rate of 3.25%. The current UPB reflected as per the payment history is $234,002.42.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $234,002.42.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 receives pension and social security income.
BWR2 has 8.33 years on the job as a painter at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxtape shows the subject loan is not FHA insured."	* xxshows the this loan failed charges that cannot increase the test. Further details not provided. xxreport shows the loan did not fail charges that cannot increase the test."
																																																																																							* Loan does not conform to program guidelines (xxtape shows the loan amount being calculated using the appraised value on a property that was acquired within XX months of the case assignment date of refinance. Subject originated X/XX/XX. UPB $XXXxxshows estimated value of $XXXK."	* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,112.26	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,906.20	7.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	34.272%	First	Final policy	Not Applicable	Not Applicable	03/01/2012	$655,077.95	Not Applicable	2.000%	$1,983.74	04/01/2012	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a prior civil judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
There are X civil judgments against the borrower xx, which were recorded on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX, in the total amount of $X,XXX.XX.
There are X credit card judgments against the borrower xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX.
The annual county taxes for XXXX were paid in the amount of $xx on xx/xx/XXXX.
The annual county taxes for XXXX are due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,983.74, which was applied for the due date of xx/xx/2025. The current xxis $1,983.74 with an interest rate of 2.00%. The current UPB as per the payment history is $485,755.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB as per the payment history is $485,755.34.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2012.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. Rodriguez, a married man, and the lender, xx, on xx/xx/2012. As per the modified term, the new principal balance is $655,077.95. The monthly xxis $1,983.74 with an interest rate of 2.00% beginning on xx/xx/2012, and the maturity date is xx/xx/2052. There is no deferred balance and principal forgiven amount.	xx	xx	3: Curable		* Loan does not conform to program guidelines (xxfile show credit and underwriting documents are missing. Further details not provided. The subject loan originated on xx/xx/XXXX."	* xxloan failed the xxtest as the final TIL is missing from the loan documents." * xxfile show the final TIL is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,372.92	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$870.03	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.020%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,784.59 (xx), which was applied for the due date of xx/xx/2025. The current xxis $870.03 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $186,432.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $186,432.26.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.38 years on the job as a program coordinator assistant instructor at xx. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx Transmittal (xx)	xx	3: Curable		* Loan does not conform to program guidelines (xxper the tape defect, lender had only a title commitment and was missing the final title. The final title policy is located at xx xxdetails are not provided."	* xxborrower's intent to proceed is missing from loan documents." * Missing credit report (xx) is xxsummary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$16,344.47	12/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,764.30	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	664	Not Applicable	35.449%	First	Final policy	Not Applicable	Not Applicable	05/06/2021	$380,021.86	Not Applicable	3.990%	$1,812.09	06/01/2021	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active junior mortgage against the subject property in favor of xxamount of $xx which originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with the instrument #xx.
There are three civil judgments against the borrower xx, which were recorded on different dates in the total amount of $XXX.XX.
The annual village taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst installment of combined taxes for XXXX/XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX/XXXX is due in the total amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,535.91 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,812.09 with an interest rate of 3.990%. The current UPB reflected as per the payment history is $346,816.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $346,816.00.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR receives alimony and child support income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, as attorney in fact for xx, LLLP, on xx/xx/2021. As per the modified term, the new principal balance is $380,021.86. The monthly xxis $1,812.09 with an interest rate of 3.990% beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.

																																																																																			Transmittal (xx)	xx	3: Curable		* xxlost note affidavit available in the file located at xx pg#xx, destroyed or lost. A duplicate copy of the note is available in the loan file located at xx pg#xx. Tape shows there is a lost note affidavit with a copy of the executed note."	* Transmittal (xx) is xxsummary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,776.56	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,932.32	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	658	43.980%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior mortgage against the subject property that originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $xx with xx, a federal credit union.
The first installment of county taxes for XXXX-XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX-XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3292.80 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,932.32 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $405,591.21.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $405,591.21.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the borrower's income was impacted by Covid-19.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.58 years on the job as an FLDOP at xx.
BWR2 has 1.83 years on the job as an LVN at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan is ineligible for xx, as the borrower xx on the existing mortgage, was not on the title for the most recent XX months, and did not meet the requirements. Subject originated on xx/xx/XXXX."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TRID xx
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower xx and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, and its recommendation is “Accept” with a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,315.47	12/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,668.27	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	812	Not Applicable	40.163%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,224.37 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,668.27 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $172,873.64.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $172,873.64.
Unable to determine the reason for the default.
As per the collection comments dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.71 years on the job as a senior xx.A.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx Transmittal (xx)	xx	3: Curable	* xxshows this loan failed the charges that cannot increase the test. Missing evidence the borrower xx. The infinity compliance report shows the loan did not fail the X% tolerance test."
																																																																																							* xxborrower's intent to proceed is missing from the loan documents."	* Appraisal incomplete (xx) (xx) is xxfinal transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,985.54	12/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,135.81	4.000%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	49.033%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,360.17 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,135.81 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $201,535.63.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $201,535.63.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 10 years at xx, BWR receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx xx Missing or error on the xx xx	xx	3: Curable	* xxfile show the initial xxare missing from the loan file, and no evidence was found that the LE was issued within X business days of the application date and the initial CD was delivered X business days prior to consummation."
* xxrider xxsubject property type is xxrider is missing from the loan documents. Tape shows the mortgage/security instrument does not include a PUD rider. The title policy reflects the subject is a PUD rider, which is missing."
* xxlost note affidavit available in the file located at “LNA & copy of xx shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at “LNA & copy of xx.” The tape shows the files contain a lost note affidavit with a copy of the executed note."
* xxsubject loan has a single-premium MI plan and full amount for xx."	* xxis "xxloan failed the loan origination fee test due to the fee charged is $X,XXX.XX, exceeding the fee threshold of $X,XXX.XX by +$XXX.XX. The following fees were included in this test:
Compensation paid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX
xxprotection letter paid by Borrower: $XX.XX
xxpaid by Borrower: $XX.XX"
* XX TRID xxis Incomplete (xx)     "The TRID tolerance test is incomplete, as the initial LE and initial CD are missing from the loan documents."
* xxis missing. (xxcounseling disclosure is missing from the loan documents."
* xxproceed is missing from the loan documents."
* xxis missing from the loan document."
* xxis missing from the loan documents."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
* xxmissing or unexecuted (xxservicing transfer is missing from the loan file."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XXX%, as the borrower xx,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, and its recommendation is “xxwith a DTI of XX.XXX%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,996.81	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,557.51	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	36.502%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The combined taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,941.02 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,557.51 with an interest rate of 3.500%. The current UPB is $302,513.78.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $302,513.78.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 years on the job as a chief executive officer at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx			* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$162.00	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,465.22	2.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with Book xx, Page xx, in the amount of $xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The first and second installments of county taxes for XXXX have been paid in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,742.85 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,465.22 with an interest rate of 2.375%. The current UPB reflected as per the payment history is $326,429.37.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $326,429.37.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* VA insurance is not active (xxtape shows the subject loan is not VA insured."	* Loan does not conform to program guidelines (xxfile show the subject did not meet the VA XXX-day seasoning period. Subject closed on xx/xx/XXXX."	* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,537.38	12/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,710.06	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	699	690	44.808%	First	Short Form Policy	Not Applicable	Not Applicable	08/06/2021	$363,182.19	Not Applicable	3.250%	$1,580.59	10/01/2021	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual county taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,617.21 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,580.59 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $330,581.00.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $330,581.00.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the seller’s tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE as an operator for 15.5 years.
BWR2 has 29 years on the job as a supervisor at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx and xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is $363,182.19. The monthly xxis $1,580.59 with an interest rate of 3.250% beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the xx	xx	2: Acceptable with xx	* xxloan failed the TRID rate lock disclosure delivery date test."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by xx.XX%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,451.92	12/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,942.83	2.875%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	22.529%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,510.43 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,942.83 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $106,048.52.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $106,048.52.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 12.99 years on the job as a regulatory affairs officer at the TIAA.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx	xx	2: Acceptable with xx	* Appraisal incomplete (xx) (xxsubject was closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value of $XXXxxcurrent UPB is $XXXK."
* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by $XXX.XX.

The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by $XXX.XX.

The subject is a refinance case originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxproceed is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (xxinsurance certificate is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$4,588.00	$9,176.00	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,458.00	2.500%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	785	27.172%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active prior mortgage against the subject property originated on xx/xx/XXXX in favor of MERS as nominee for xx.
The first installment of town taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The first installment of town taxes for XXXX is delinquent in the amount of $X,XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,456.07 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,458.00 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $325,572.73.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current xxis $1,458.00 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $325,572.73.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6 years on the job as a police officer with xx. BWR2 has 7 years on the job as a agile product manager/ IT-Health insurance at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows the subject loan does not meet the seasoning period requirement for a VA cash-out refinance. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	$1,573.44	01/07/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$901.47	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	723	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active prior civil judgment against the borrower xx,XXX.XX, which was recorded on xx/xx/XXXX. xxmentioned on supportive documents is inconsistent with the borrower's SSN.
There are two IRS liens against the borrower xx on xx/xx/XXXX and xx/xx/XXXX. xxmentioned on supportive documents is inconsistent with the borrower's SSN.
The annual installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,228.69 (xx), which was applied for the due date of xx/xx/2026. The current xxis $901.47 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $202,219.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $202,219.84.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan does not meet the xxseasoning requirement. Further details not provided."	* xxmissing; loan has escrows (xxescrow account disclosure is not signed by the borrower."
* xxborrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$7,338.92	01/01/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,167.30	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	55.869%	First	Final policy	Not Applicable	Not Applicable	03/16/2022	$243,075.16	Not Applicable	4.000%	$1,015.90	04/01/2022	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active PACE lien against the subject property in favor of xx, a public body corporate and politic, which is recorded on xx/xx/XXXX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,911.34 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,015.90 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $232,869.78.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $232,869.78.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 years on the job as a lead pastor with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $243,075.16. The monthly xxis $1,015.90 with an interest rate of 4.000% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. There is no deferred balance and principal forgiven amount.	Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxtape shows the subject loan is not FHA insured."	* xxfailed the xxpublic guidelines) QM points and fees test due to fees charged $X,XXX.XX exceeds the fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xx,XXX.XX.

Loan failed xxrebuttable presumption test due to fees charged $X,XXX.XX exceeds the fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xx,XXX.XX.

Loan failed qualified mortgage lending policy points and fees test due to fees charged $X,XXX.XX exceeds the fees threshold of $X,XXX.XX over by +$XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xx,XXX.XX."	* xxis "xxfailed the xxsafe harbor threshold test due to the APR calculated at X.XXX% and the comparison data of the APR threshold at X.XXX%, which is under variance by -X.XXX%."
* xxproceed is missing from the loan documents."
* Loan does not conform to program guidelines (xxshows the FHA connection or active MI coverage status is missing from the loan documents. Further details not provided. Subject loan originated on xx/xx/XXXX and FICO XXX."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX. The loan was underwritten by xx"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,584.41	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$855.40	2.250%	331	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	557	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a credit card judgment against the borrower xx., which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
There are X civil judgments against the borrower xx, which were recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,416.53 (xx), which was applied for the due date of xx/xx/2025. The current xxis $855.40 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $183,663.58.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $183,663.58.
As per the servicing comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per collection comment xx/xx/2025, the subject property is owner-occupied.
Subject loan approved as a streamline refinance loan.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxshows the loan does not meet the xxseasoning requirement. Further details not provided." * xxsubject loan has single insurance premium."	* xxborrower's intent to proceed is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,182.66	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$762.27	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	733	42.825%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,252.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $762.27 with an interest rate of 3.000%. The current UPB, reflected as per the payment history, is $160,088.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026.  The current UPB is $160,088.20.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 6.27 years on the job as a client support lead at xx.
BWR2 has 7.83 years on the job as a program coordinator at the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	4: Unacceptable	* xxis not active (xxout to seller to verify active MI status."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX.
Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX.
This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* xxborrower's intent to proceed is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,987.89	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$872.37	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	760	Not Applicable	14.875%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, xxmortgage was re-recorded on xx/xx/XXXX to correct the plat reference.
There is an active state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
There is an active civil judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual combined taxes for XXXX are paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year's delinquent taxes have been found
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $872.37 (xx), which was applied for the due date of xx/xx/2026. The current xxis $872.37 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $133,120.31.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $133,120.31.
xxis unable to be determined.
No details pertaining to the damage to the subject property have been observed.
According to tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.91 years on the job as a sales manager/PEO with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan program disclosure missing or unexecuted (xxsubject loan was originated with the lender “MERS as nominee for xx.” Tape shows the missing endorsement from xx, to xx and the missing xx	* xxis missing. (xxcounseling disclosure is missing from loan documents." * Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,069.38	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,420.52	2.375%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx, California.
There is a junior state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The first installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the total amount of $XX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,243.89 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,420.52 with an interest rate of 2.375%. The current UPB reflected as per the payment history is $323,131.20.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $323,131.20.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxtape shows the subject loan is not FHA insured."	* Loan does not conform to program guidelines (xxshows subject loan does meet the seasoning period requirements for a streamline refinance. Further details not provided. Subject originated on xx/xx/XXXX."	* xxborrower's intent to proceed is missing from the loan documents." * Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,093.59	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,074.04	2.500%	350	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	728	47.191%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst, Xnd, and Xrd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
The Xth installment of county taxes for XXXX is due in the total amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,375.78 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,074.04 with an interest rate of 2.500%. The current UPB reflected as per the payment history is $232,337.24.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $232,337.24.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 2.95 years on the job as a foreman at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx Transmittal (xx)	xx	3: Curable		* xxreport show the subject loan failed the charges that in total cannot increase more than XX% test. Further details not provided."	* Appraisal incomplete (xx) (xx) is xxsummary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,394.20	12/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,845.50	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	41.645%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage against the subject property that originated on xx/xx/XXXX in the amount of $xx which was recorded on xx/xx/XXXX in favor of the xx
The annual installments of combined taxes for XXXX have been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,845.50 which was applied for the due date of xx/xx/2025. The current xxis $2,845.50 with an interest rate of 2.875%. The current UPB, reflected as per the payment history, is $622,055.01.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $622,055.01.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.25 years on the job as an exempt manager with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx Transmittal (xx)	xx	3: Curable	* xxfile show the subject loan's initial application date is xx/xx/XXXX, as the mortgage broker had issued xxdated xx/xx/XXXX. The loan closed with the initial application on xx/xx/XXXX, and the initial LE and other initial disclosures were not delivered to the BWR within X business days of the initial application date. The subject loan is a purchase transaction that originated on xx/xx/XXXX, and the X-year SOL has expired."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx.XX.
Loan estimate dated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx.XX.
Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX.
This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* xxis missing. (xx) is xxfinal transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$27.20	01/07/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,334.74	2.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	647	691	49.530%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a civil judgment against the subject borrower in favor of xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,716.84 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,334.74 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $280,850.68.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $280,850.68.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR1 has 3 months on the job as a supervisor/construction worker at xx.
BWR1 has prior employment experience as a warehouse coordinator/construction with xx.91 years.
BWR2 has 6.41 years on the job as a customer service representative with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows the subject loan is not insured."	* Loan does not conform to program guidelines (xxshows the subject loan is not FHA insured due to the BWR having an additional active FHA loan at the time of origination. Further details not provided. Subject loan originated on xx/xx/XXXX and FICO XXX.

The seller’s tape data shows the title policy is short form; the date of the policy does not match the date of the meeting recording, nor does it include the “whichever date is later” language. As per the short form policy located at "xx" the date of the policy was xx/xx/XXXX, which is the mortgage recording date."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed the TRID rate lock disclosure delivery date test."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects the points—loan discount fee at $XXX.XX. CD dated xx/xx/XXXX reflects points—loan discount fee at $X,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower xx,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, and its recommendation is “xxwith a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$21,128.42	01/14/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,562.38	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	726	753	37.466%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior mortgage originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.S. xx
There are X junior UCC liens against the subject property in favor of different plaintiffs, which were recorded on different dates.
There is a state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXXX.XX. xxmentioned on supportive documents is inconsistent with the borrower's SSN.
The Xst installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $7,804.90 (xx), which was applied for the due date of xx/xx/2026. The current xxis $5,562.38 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $940,326.69.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $940,326.69.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 have been SE for 10.33 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx xx xx xx xx Missing or error on the xx xx xx Transmittal (xx)	xx	4: Unacceptable	* xxrequired by guidelines (xxreport is missing from the loan documents. xx/xx/XXXX:Seller confirmed AUS is not available."	* xxfile show missing TRID disclosures, including all initial disclosures, loan estimates, applicable written COCs, and closing disclosures. Further details not provided. Subject originated on xx/xx/XXXX."
* xxmissing or unsigned (xxis missing from the loan documents. Tape shows file missing CDs.

xx/xx/XXXX:Seller confirmed CD is missing."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. ATR could not be determined as XXXX, AUS, loan approval and income documents are missing from the loan file. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX and BWRX have been SE for XX.XX years at xx, FICO XXX, XXXX in the last XX months, and $XXXK equity in the subject."
																																																																																								* xxis missing. (xx) is xxsummary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$533.30	12/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$571.54	2.750%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	675	801	50.256%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book #xx. No active judgments or liens have been found. The annual combined taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $772.06 (xx), which was applied for the due date of xx/xx/2025. The current xxis $571.54 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $110,147.70.

Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $110,147.70. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per tape data, the subject property is owner-occupied. BWR1 receives VA benefits and non-educational income. BWR2 has 6 years on the job as a vacation specialist with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Property is xxis not affixed. As per the appraisal report, which is located at XXXXXXXXXXPg#xx, the subject property type is a manufactured home. xxendorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation.As per the seller’s response, disagree with the finding; the property appears to be affixed to the land. The appraisal states it is an "encaptured xx," which by definition means an "encaptured," or more commonly, a permanently affixed or anchored manufactured home, refers to a factory-built dwelling that has been legally and structurally converted into real property by attaching it permanently to a foundation on land owned by the homeowner."
* VA insurance is not active (xxshows the subject loan is not insured."	* Loan does not conform to program guidelines (xxshows the loan is not eligible for xx.XX entitlement remaining. Further details not provided."	* xxis "xxloan fails the xxdue to Fees charged $X,XXX.XX exceed the fee threshold of $X,XXX.XX by +$XXX.XX. The below fees were included in the test: xxpaid by Borrower: $X,XXX.XX xxpaid by Borrower: $XXX.XX xxpaid by Borrower: $XX.XX xxpaid by Borrower: $XXX.XX The loan failed prohibited fees test. The below fee was included in the test: xxpaid by Borrower: $XXX.XX"
* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$XXX.XX.   The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XXX% as the Borrower xx,XXX.XX and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx Pg#xx.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,281.80	$8,563.60	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$714.94	2.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	26.241%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of town taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of town tax for XXXX has been delinquent in the total amount of $X,XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,744.90 (xx), which was applied for the due date of xx/xx/2025. The current xxis $714.94 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $147,688.29.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $147,688.29.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 years on the job as an associate professor at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxfile show no appraisal, as the subject loan closed without an appraisal report. PIW disclosure is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
* xxreport show the subject loan failed charges that cannot increase at X%; missing evidence the borrower xx and missing a revised disclosure issued within three days of the rate lock date of xx/xx/XXXX and the change of circumstance reflecting an increase to discount points. Subject originated on xx/xx/XXXX."
* xxreview of the loan file show a lost note affidavit available in the loan files with a copy of the executed note. The lost note affidavit available in the file located at “xx xxshows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX reflect a point- loan discount fee at $X,XXX.XX. CD dated xx/xx/XXXX reflect a point- loan discount fee at $X,XXX.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and recording fee at $XXX.XX. CD dated xx/xx/XXXX reflects the sum of xxrecording fee at $X,XXX.XX. This is a cumulative increase of $XXX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement is missing from the loan document."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,822.49	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$454.44	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	28.308%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amount of $XXXX.XX on different dates.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amount of $XXXX.XX on different dates.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amount of $XXXX.X on different dates.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $659.18 (xx), which was applied for the due date of xx/xx/2026. The current xxis $454.44 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $93,961.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $93,961.43.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a service worker with xx. BWR has previously worked with xx.83 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xx)	xx	2: Acceptable with xx	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of $XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a refinance originated on xx/xx/XXXX and the SOL is X years."
																																																																																								* Transmittal (xx) is xxtransmittal summary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,342.66	12/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,525.90	2.875%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	622	610	49.221%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,235.37 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,525.90 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $332,119.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $332,119.62.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security and retirement income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows loan did not meet seasoning requirements for xx. xxrefinance loans, there should be a waiting period or gap between the XXX-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
* VA insurance is not active (xxsubject loan has a single-premium MI plan and full amount for xx."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX.

Loan failed TILA foreclosure recession finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XX.XX.

TRID total of payment disclosed on final CD as $XXX,XXX.XX. Calculated total of payments is $xx for an under disclosed amount of -$XXX.XX. The disclosed total of payments of $xx is not considered accurate due to it is understated by more than $XXX.

The subject is a refinance case originated on xx/xx/XXXX, and the X-year SOL has expired."
* XX TRID Tolerance Test Failed (xx)     "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/XXXX. The initial LE dated xx/xx/XXXX reflects lender credit at $X,XXX.XX; the final CD dated xx/xx/XXXX reflects the lender at $X,XXX.XX. This is a decrease of -$XXX.XX for a fee that has a X% tolerance test. The subject loan is a refinance that originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxborrower's intent to proceed is missing from the loan documents."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU xx, and its recommendation is “xxwith a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$11,641.88	12/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,642.85	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	47.328%	First	Short Form Policy	Not Applicable	Not Applicable	04/05/2022	$1,257,806.37	Not Applicable	3.250%	$5,474.05	06/01/2022	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $6,968.56 (xx), which was applied for the due date of xx/xx/2025. The current xxis $5,474.05 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $1,163,655.60.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $1,163,655.60.
As per the tape, the subject property is owner-occupied.
No details regarding the damage to the subject property have been observed.
As per the modification agreement, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.08 years on the job as a property accountant with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, a married woman, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $1,257,806.37. The monthly xxis $5,474.05 with an interest rate of 3.250% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the borrower xx on the credit report and has no access to the FICO score."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects the xx,XXX.XX. xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of +$X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower xx and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU xx, and its recommendation is xxwith a DTI of XX.XX%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$6,396.05	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,891.79	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
There are X active prior mortgages against the subject property. The first prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with the xxsecond prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,728.53 (xx), which was applied to the due date of xx/xx/2026. The current xxis $1,891.79 with an interest rate of 2.750%. The current UPB as reflected in the payment history is $404,468.41.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB as reflected in the payment history is $404,468.41.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* VA insurance is not active (xxtape shows the subject loan is not VA insured."	* Loan does not conform to program guidelines (xxfile show the subject did not meet the VA XXX-day seasoning period. Subject closed on xx/xx/XXXX."	* xxloan failed the TRID rate lock disclosure delivery date test.
The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxservice providers list is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,532.90	12/19/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$864.42	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	25.786%	First	Final policy	Not Applicable	Not Applicable	08/01/2011	$162,788.48	Not Applicable	4.500%	$703.63	08/01/2011	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are four active state tax liens against the borrower xx, xx, which were recorded on xx/xx/XXXX, xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX in the total amount of $X,XXX.XX. xx.
There is a credit card judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,019.31 (xx), which was applied for the due date of xx/xx/2025. The current xxis $497.73 with an interest rate of 2.000%. The current UPB reflected as per the payment history is $109,362.26.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $109,362.26.
As per collection comment dated xx/xx/2025, the reason for the default is illness of the borrower.
As per collection comment dated xx/xx/2025, the subject property is owner occupied.
As per the modification agreement, the loan was modified on xx/xx/2011.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx.  xxwas dismissed on xx/xx/2008 and terminated on xx/xx/2008.
Foreclosure Comments:Not Applicable
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $120,000.00. The unsecured portion is $26,000.00. xxwas filed by the creditor, xx, on xx/xx/2005, with the secured claim amount of $xx and the arrearage amount of $11,802.81. The approved xx. The borrower xx.00 for 56 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. xxwas dismissed on xx/xx/2008 and terminated on xx/xx/2008.	The step modification agreement was signed between the borrower, xx, and lender, xx, with an effective date of xx/xx/2011, and the new modified unpaid principal balance is $162,788.48. The modified monthly xx.73 with an interest rate of 2.000% starting on xx/xx/2011, which will be changed in 04 steps until the new maturity date of xx/xx/2050. The rate will change in 04 steps, which end with 4.500%. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx Missing or error on the xx xx	xx	3: Curable	* xxfile show all xxdisclosures are missing and compliance testing is incomplete. CE was tested using the settlement statement available in the loan file."
* Loan does not conform to program guidelines (xxfile show credit and underwriting documents are missing. Further details not provided. Subject loan originated on xx/xx/XXXX."	* xxloan failed the xxtest as the final TIL is missing from the loan documents."
* xxis missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxmissing or unexecuted (xxis missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,213.74	01/08/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$995.60	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of combined taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst installment of combined taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,081.01 (xx), which was applied for the due date of xx/xx/2026. The current xxis $995.60 with an interest rate of 4.375%. The current UPB is $175,931.66.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026.  The current UPB is $175,931.66.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on this job as a manager with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx Transmittal (xx)	xx	3: Curable	* xxlost note affidavit available in the file located at “xx, destroyed or lost. A duplicate copy of the note is available in the loan file located at “xx ” The tape defect shows as the image file contains a lost note affidavit with a copy of the executed note."	* xxis "xxloan failed the xxthreshold test due to the APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%."
* xxloan failed the TRID xx
* xxtest xxloan failed the higher-priced mortgage loan test (xx)(xx)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is not compliant with regulation XXXX.XX(xx), (xx), and (xx)."
* xxborrower's intent to proceed is missing from the loan documents."
* xxsigned by loan originator is missing from the loan files."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* Transmittal (xx) is xxtransmittal summary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,684.22	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$889.03	3.125%	335	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior partial-claim mortgage against the subject property originated on xx/xx/XXXX in favor of the xxamount of $xx which was recorded on xx/xx/XXXX. As per the subordination agreement located at “Ln#xx,” which was recorded on xx/xx/XXXX, the subject mortgage was subordinated with the mortgage dated xx/xx/XXXX.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,294.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $889.03 with an interest rate of 3.125%. The current UPB is $175,252.93.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $175,252.93.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxinsurance is not active (xxshows subject loan is not FHA insured."	* Loan does not conform to program guidelines (xxshows the loan did not meet seasoning requirements for an FHA streamline refinance. Further details not provided. The subject originated on xx/xx/XXXX."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$269,053.00	01/16/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,028.44	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
The subject mortgage was re-recorded on xx/xx/XXXX to correct the legal description.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,638.94 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,028.44 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $237,365.54.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $237,365.54.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows in xxstreamline refinance loans, there should be a waiting period, or gap, of XXX days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
* xxsubject loan has a single-premium MI plan and full amount for xx."	* xxloan failed the TRID rate lock disclosure delivery date test. Subject loan is refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,568.10	01/15/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$929.39	2.625%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	44.045%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX were due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX were paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,367.35 (xx), which was applied for the due date of xx/xx/2026. The current xxis $929.39 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $93,555.79.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $93,555.79.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 16.75 years on the job as a general contractor at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxfile show no appraisal, as the subject closed without an appraisal report and the PIW disclosure signed by the borrower xx. Zillow search shows an estimated value of $XXXK. Current UPB is $XXK."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects the xx,XXX.XX. xxdated xx/xx/XXXX reflects the xx,XXX.XX. This is an increase in fee of +$X.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,390.54	12/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$962.94	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	753	43.739%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,537.69 (xx), which was applied for the due date of xx/xx/2026. The current xxis $962.94 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $204,630.93.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $204,630.93.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 17.44 years on the job as a certified nursing assistant with xx.
BWR2 has 1.83 years on the job as a factory worker with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject is not FHA insured."	* Loan does not conform to program guidelines (xxshows loan not eligible for xx. Further details not provided. Subject originated on xx/xx/XXXX."	* xxloan failed the TRID xx * Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,822.40	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,280.96	2.250%	351	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	641	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active prior UCC lien against the subject property in favor of XXXX, which was recorded on xx/xx/XXXX.
The Xst installment of county taxes for XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,817.61 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,280.96 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $289,896.33.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $289,896.33.
As per tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamlined refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxfile show subject did not meet the VA XXX-day seasoning period. Subject originated on xx/xx/XXXX."
* xxsubject loan has a single-premium MI plan, and the full amount for xx."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. xxdated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* xxborrower's intent to proceed is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$811.82	11/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$705.61	4.250%	291	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	561	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior UCC lien against the borrower xx on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,071.07 (xx), which was applied for the due date of xx/xx/2025. The current xxis $705.61 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $104,593.87.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $104,593.87.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan approved as a streamline refinance loan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx xx	xx	4: Unacceptable	* MI, xxmissing and required (xxloan guaranty certificate is missing from the loan document.
xx/xx/XXXX The seller commented as loan disclosed on bid tape as xxloan."
* VA insurance is not active (xxshows subject VA loan is not insured."	* Loan does not conform to program guidelines (xxshows the VA loan guaranty certificate is missing from the loan file, and MI was refunded, as the loan is uninsured due to the veteran's prior xxloan. Further details not provided."
* xxsubject loan has a single-premium MI plan and full amount for xx."	* xxfile show the evidence of BWR receipt for the revised CD is missing."
* xxmissing; loan has escrows (xxescrow account disclosure signed by the borrower xx."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,628.92	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,223.68	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	39.131%	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2022	$258,732.38	Not Applicable	3.620%	$1,179.95	07/01/2022	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a writ of fieri facias (xx) against the borrower xx, N.A., which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,994.26 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,179.95 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $240,469.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $240,469.90.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 12 years on the job as a branch manager at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $258,732.38. The monthly xxis $1,179.95 with an interest rate of 3.625% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	xx Missing or error on the xx	xx	3: Curable	* xxlost note affidavit available in the file located at “xx, destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx The tape shows a defect, as the file contains a lost note affidavit with a copy of the executed note."	* xxfile show the initial CD and any corresponding documentation are missing, along with a revised xxissued within three business days reflecting the change in loan program from xxdetails not provided. Subject originated on xx/xx/XXXX."
* XX TRID xxis Incomplete (xx)     "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxborrower's intent to proceed is missing from loan documents."
* xxis missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,497.17	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,481.66	3.375%	319	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual county taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,165.92 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,481.66 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $276,531.12.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $276,531.12.
As per the servicing comment dated xx/xx/2025, the borrower xx on xx/xx/2025. The nature of the damage, the cost of repair are not available in the servicing comments. Comment dated xx/xx/2025 states that repairs were in progress. Further details are not provided.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* MI, xxmissing and required (xxloan guaranty certificate is missing from the loan document. Tape shows subject VA loan is not insured."
* VA insurance is not active (xxtape shows the subject loan is not VA insured.

																																																																																						xx/xx/XXXX Seller commented as loan disclosed on bid tape as uninsured VA loan."	* Loan does not conform to program guidelines (xxshows the loan is not eligible as a xx. Further details not provided. Subject originated on xx/xx/XXXX."	* xxborrower's intent to proceed is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,455.71	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,026.61	2.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	786	784	15.534%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are two criminal judgments against the borrower, xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,225.77 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,026.61 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $106,178.85.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $106,178.85.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the property occupancy is stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security and retirement income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* xxis missing (xxagreement is missing from the loan file."	* Loan does not conform to program guidelines (xxfile show the loan was underwritten to FNMA as the loan closed with an appraisal waiver. As per the updated xxfindings, a full appraisal is required due to the subject property being NOO."	* Appraisal incomplete (xx) (xxsubject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value at $XXXK. Current UPB is $XXXK."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,433.37	12/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,063.47	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/19/2021	$260,499.00	Not Applicable	2.250%	$995.75	09/01/2021	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,335.81 (xx), which was applied for the due date of xx/xx/2025. The current xxis $995.75 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $224,374.98.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $224,374.98.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. Barnes, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is $260,499.00. The monthly xxis $995.75 with an interest rate of 2.250% beginning on xx/xx/2021 and a maturity date of xx/xx/2051. There is no deferred balance and no principal forgiven amount.	Missing or error on the xx	xx	4: Unacceptable	* VA insurance is not active (xxshows the subject loan is VA not insured."	* Loan does not conform to program guidelines (xxshows the loan was not eligible for xx.XX%. The loan is insured by VA per xx	* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$XXX.XX.

The loan failed the TILA foreclosure rescission finance charge test due to calculated finance charge of $xx exceeds the disclosed finance charge of $xx by -$XXX.XX.

The TRID total of payment disclosed on the final CD is $XXX,XXX.XX. The calculated total of payments is $xx for an under disclosed amount of -$XXX.XX. The disclosed total of payments of $xx is not considered accurate and it is understated by more than $XXX.

The subject loan is refinance case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxborrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,230.00	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,049.11	5.999%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	49.456%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are no active judgments or liens that have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX on xx/xx/XXXX and xx/xx/XXXX.
The annual water charges from XXXX have been delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount $1,418.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,049.11 with an interest rate of 5.999%. The current UPB is $160,191.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $160,191.50.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xx)	xx	4: Unacceptable	* AUS is missing (xxreport is missing from the loan documents."	* xxshow the subject loan failed the QM points and fees test, HPML, and safe harbor. Further details not provided."	* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

The loan failed the qualified mortgage safe harbor threshold due to the APR calculated at X.XXX%, which exceeds the APR threshold of X.XXX% by +X.XXX%."
* xxborrower's intent to proceed is missing from the loan documents."
																																																																																								* xxexceeds XX% (xx) is xxtransmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,389.45	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,690.12	2.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	50.769%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The Xst installment of combined taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of combined taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,436.40 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,690.12 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $374,670.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current xxis $1,690.12 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $374,670.50.
As per the comment dated xx/xx/2025, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.58 years on the job as a truck driver with xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxfile show subject did not meet the VA XXX-day seasoning period. Subject originated on xx/xx/XXXX."	* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by DU xx, and its recommendation is “xxwith a DTI of XX.XX%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$292.61	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	666	Not Applicable	30.363%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx.
There are no active judgments or liens that have been found.
The property tax status is not available in UT.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $478.51 (xx), which was applied for the due date of xx/xx/2025. The current xxis $292.61 with an interest rate of 4.500%. The current UPB is $51,933.43.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $51,933.43.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the seller’s tape, the subject property is non-owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as a maintenance technician at xx. BWR has prior employment experience as a certified nurse aide with the xx, Pennsylvania, between xx/xx/2003 and xx/xx/2018 for 15.43 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis missing (xxagreement is missing from the loan document."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,487.24	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,079.65	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,553.57 (xx), which was applied to the due date of xx/xx/2025. The current xxis $1,079.65 with an interest rate of 2.250%. The current UPB, as reflected in the payment history, is $246,936.51.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is $246,936.51.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

There is no employment history of the BWR in the comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* VA insurance is not active (xxtape shows the subject loan is not VA insured."	* Loan does not conform to program guidelines (xxfile show subject did not meet the VA XXX-day seasoning period for xx. Subject closed xx/xx/XXXX."	* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,790.08	01/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,272.41	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	Not Applicable	28.148%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,350.98 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,272.41 with an interest rate of 3.00%. The current UPB reflected as per the payment history is $246,708.09.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $246,708.09.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.
BWR has 5 years on the job as a systems admin with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxtape and file show the subject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value at $XXXxxcurrent UPB is $XXXK."	* xxloan fails the compliance delivery and timing test for the CD dated xx/xx/XXXX. The document tracker is missing, and X business days were added to get the receipt date of xx/xx/XXXX, which is on the consummation date of xx/xx/XXXX."
* xxloan failed the TRID xx.XX(xx)(xx)(xx)(xxdisclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower xx on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,334.34	12/19/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,746.93	1.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	802	807	28.423%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The first and second installments of county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,329.71 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,746.93 with an interest rate of 1.750%. The current UPB is $425,681.25.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $425,681.25.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 14.78 years on the job as a xx.S. marshal with the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxfile show the final executed CD is missing Page xx of X and CE was tested using initial CD."
* Loan does not conform to program guidelines (xxrefinance loans, there should be a waiting period or gap between the XXX-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired.

Loan failed charges than in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and Recording fee at +$X,XXX.XX. CD dated xx/xx/XXXX reflects the sum of xxfee at $X,XXX.XX. This is a cumulative increase of $XX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents.

TRID Violation due to decrease in xxon xxdated xx/xx/XXXX. xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx.XX. This is decrease of $XX.XX for fee which has X% tolerance test."
																																																																																								* xxborrower's intent to proceed is missing from the loan documents."	* XX Risk Indicator is "Moderate" (Lvl 1) "*** Duplicate Finding ***"	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$4,183.04	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,126.38	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	44.904%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There are multiple state tax liens against the borrower xx and Finance, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $XX,XXX.XX.
There are X ECB liens against the borrower xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $XXX.XX.
There are two child support warrants against the borrower xx and Finance, which were recorded on xx/xx/XXXX with warrant xxamount of $X,XXX.XX.
There are multiple prior child support liens, civil judgments and PVB against the borrower xx on different dates.
The annual Xst, Xnd, and Xrd installments of borough taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
The annual Xth installment of Borough taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utility/MUD charges for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX are delinquent in the amount of $XXX.XX, which is due on xx/xx/XXXX.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,315.33 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,126.38 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $431,273.62.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $431,273.62.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
BWR has 1.08 years on the job as a gas field operator at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	2: Acceptable with xx	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TRID rate lock disclosure delivery date test.
The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* XX TRID xxfailed charges that cannot increase the X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect points—loan discount fee. xxdated xx/xx/XXXX reflects xx,XXX.XX.
The loan estimate dated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. xxdated xx/xx/XXXX reflects transfer taxes at $X,XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,203.94	12/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$691.46	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	640	27.125%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a xx
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,422.23 (xx), which was applied for the due date of xx/xx/2025. The current xxis $691.46 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $118,230.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is $118,230.05.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9 years on the job as a business analyst at xx.
BWR2 has 1 year on the job as a processing supervisor at xx. Previously, BWR2 had 3.58 years on the job as a business analyst at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxtape shows the subject loan is not FHA insured."	* xxreport show the loan failed the APR test due to an APR calculated at X.XXX%, which exceeds the APR threshold of X.XXX% by +X.XXX%."	* xxloan failed the TRID xx
* xxtest xxloan failed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx), and (xx).  The loan failed the xxthreshold test due to the APR being calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%.   The loan failed the xxthreshold test due to the APR being calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,714.48	12/10/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,060.32	5.999%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	652	641	49.499%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX/XXXX was paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,471.87 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,060.32 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $314,588.13.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $314,588.13.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is occupied by an unknown party.
The foreclosure was initiated in 2025 with the loan. As per the notice of default located at “Ln#xx,” the foreclosure complaint was filed on xx/xx/2025 in favor of xx, which was recorded on xx/xx/2025. As per the notice of rescission located at “Ln#xx,” the foreclosure case has been canceled on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 14.17 years on the job as a clean quality consultant with xx. BWR2 has 2.73 years on the job as a xx.
Foreclosure Comments:The foreclosure was initiated in 2025 with the loan. As per the notice of default located at “Ln#xx,” the foreclosure complaint was filed on xx/xx/2025 in favor of xx, which was recorded on xx/xx/2025. As per the notice of rescission located at “Ln#xx,” the foreclosure case has been canceled on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* Guideline is missing (xxis a manually underwritten loan. Reaching out to the seller for the guidelines. xx/xx/XXXX: Seller confirmed that seller does not have guidelines."	* xxcompliance report shows the subject is an HPML loan and fails the QM safe harbor threshold test."	* xxloan failed the higher-priced mortgage loan test (xx)(xx)) as an APR calculated at X.XXX% exceeds the APR threshold of X.XXX% by +X.XXX%. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx). The loan failed the xxhigher-priced mortgage loan test due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The loan failed the qualified mortgage safe harbor threshold due to the APR calculated at X.XXX%, which exceeds the APR threshold of X.XXX% by +X.XXX%."
* xxmissing; loan has escrows (xxinitial escrow account disclosure signed by the borrower xx."
* xxborrower's intent to proceed is missing from the loan documents."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX. The loan is manually underwritten."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,283.18	12/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,089.98	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	24.361%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior mortgage against the subject property originated on xx/xx/XXXX in favor of the MERS as nominee for xx, a limited liability company in the amount of $xx which was recorded on xx/xx/XXXX.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,491.20 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,089.98 with an interest rate of 3.250%. The current UPB is $226,432.58.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $226,432.58.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as an xx. Previously, BWR had multiple jobs in the last two years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* xxinfinity compliance report show the loan failed the X% tolerance tests and did not provide a reimbursement amount to cure."
* Loan does not conform to program guidelines (xxsubject mortgage was originated on xx/xx/XXXX by the borrower xx, which was recorded on xx/xx/XXXX. As per the short form policy located at “xx," the date of the policy was xx/xx/XXXX, which is before the mortgage recording date. The tape defect shows the short-form policy is dated as the date of the subject mortgage, and it does have the language “or recording date, whichever is later.”"	* Appraisal incomplete (xx) (xxsubject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. Zillow search shows an estimated value at $XXXK. Current UPB is $XXXK."
* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows income miscalculation. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as an xx, FICO XXX, and XXXX in the last XX months."
* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed the TILA finance charge test. Finance charge disclosed on final CD as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of +$XX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxborrower's intent to proceed is missing from loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,577.28	12/11/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$941.47	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual combined taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,434.09 (xx), which was applied for the due date of xx/xx/2025. The current xxis $941.47 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $214,705.03.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $214,705.03.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.

The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* VA insurance is not active (xxshows the subject loan is not insured."	* Loan does not conform to program guidelines (xxshows the loan does not meet the xxseasoning requirement. Further details not provided."	* XX TRID Tolerance Test Failed (xx) "TRID violation due to decrease in lender credit on CD dated xx/xx/XXXX. xxdated xx/xx/XXXX reflects lender credit at $XXX.XX. xxdated xx/xx/XXXX reflect lender credit at $XXX. This is decrease of -$XXX, for fee which has X% tolerance test. xxdecrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$31,556.41	12/04/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,015.44	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	781	39.388%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active prior state tax warrant against the borrower xx, which was recorded on xx/xx/XXXX with warrant ID #xx,XXX.XX.
There is a hospital lien against the borrower xx., which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
There is a credit card judgment against the borrower xx, Bank, N.A., which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The annual installment of county taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $9,186.16 (xx), which was applied for the due date of xx/xx/2025. The current xxis $6,015.44 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $1,005,667.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $1,005,667.92.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.41 years on the job as a senior staff writer at xx. Previously, BWR1 had 7.41 years on the job as a writer at xx.  Additionally, BWR1 has been SE as a lecturer.
BWR2 has been SE for 3 years as a realtor and interior designer.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* Guideline is missing (xxloan is a manually underwritten loan. Reaching out to the seller for the guidelines. xx/xx/XXXX: Seller confirmed that seller does not have guidelines."	* xxshows loan failed revised LE, initial CD, and PCCD delivery date test. xxcompliance report failed the delivery and timing test. Further details were not provided."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the xxtest because the calculated APR of X.XXX% exceeds the APR threshold of X.XXX% variance by -X.XXX%.  The loan failed the TILA finance charge test due to the finance charge disclosed on the final CD as $XXX,XXX.XX. The calculated finance charge is $xx for an under disclosed amount of -$XX,XXX.XX. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test.
The initial loan estimate dated xx/xx/XXXX does not reflect an appraisal re-inspection fee. The final CD dated xx/xx/XXXX reflects an appraisal re-inspection fee of $XXX.XX. The initial loan estimate dated xx/xx/XXXX does not reflect an appraisal review fee. The final CD dated xx/xx/XXXX reflects an appraisal review fee of $XXX.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/XXXX, and the X-year SOL has expired.

This loan failed the initial closing disclosure delivery date test due to the initial CD being dated xx/xx/XXXX. The document tracker is missing, and X business days were added to get receipt date xx/xx/XXXX, which is less than six business days before the consummation date of xx/xx/XXXX.

This loan failed the TRID rate lock disclosure delivery date test."
* xxmissing; loan has escrows (xxescrow account disclosure signed by the borrower xx."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,973.58	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,034.24	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
The annual installment of sewer charges for XXXX has been delinquent in the amount of $XX.XX, which was good through xx/xx/XXXX.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,383.62 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,034.24 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $237,677.91.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $237,677.91.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows in xxstreamline refinance loans, there should be a waiting period, or gap, of XXX days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																							* VA insurance is not active (xxsubject loan has a single-premium MI plan and full amount for xx."	* xxborrower's intent to proceed is missing from the loan documents." * Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,872.78	12/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,714.04	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	39.397%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with Book xx, Page xx, in the amount of $xx with xx.
There are X active junior mortgages against the subject property. The first mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with Book xx, Page xx, in the amount of $xx with the xxsecond mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with Book xx, Page xx, in the amount of $xx with xx.
The Xst and Xnd installments of county taxes for XXXX/XXXX/XXXX have been paid in the total amount of $xx on different dates.
The annual utilities/MUD charges for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,381.31 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,714.04 with an interest rate of 5.250%. The current UPB reflected as per the payment history is $275,372.18.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $275,372.18.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3 years on the job as a salon manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx xx	xx	4: Unacceptable	* xxis not active (xxshows subject is not insured."	* Cash out purchase (xxsubject loan is purchase case. xxdated xx/xx/XXXX reflects cash to in the amount of $X,XXX.XX."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that in total cannot increase more than XX% tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and Recording fee at $X,XXX.XX. CD dated xx/xx/XXXX reflects the sum of xxfee at $X,XXX.XX. This is a cumulative increase of $XXX.XX for charges that in total cannot increase more than XX% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* xxis missing. (xxcounseling disclosure is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* xxservice providers list is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$584.20	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.495%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The tax status is to follow.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,210.68 (xx), which was applied for the due date of xx/xx/2026. The current xxis $584.20 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $117,356.95.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $117,356.95.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.41 years on the job as a fleet facility with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx Transmittal (xx)	xx	2: Acceptable with xx	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows lender could not verify BWR employment status at closing. Further details not provided. Lender defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as a fleet facility with xx, FICO XXX, XXXX in the last XX months, and $XXXK equity in the subject."
																																																																																								* Missing credit report (xx) is xxtransmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,469.94	12/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,703.39	2.125%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	819	Not Applicable	24.997%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual water charges for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,759.59 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,703.39 with an interest rate of 2.125%. The current UPB reflected as per the payment history is $189,350.21.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $189,350.21.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.58 years on the job as a pharmacist with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxper the tape defect, the co-borrower’s middle name is spelled out on the title policy, whereas only the middle initial appears on the original title. This is now being corrected. According to the final title policy, the borrowers are listed as xxupdated title report reflects the borrower xx. xxamended title policy located at “xxshows the borrowers as xx	* xxis "xxinitial closing disclosure receipt date of xx/xx/XXXX is less than three business days before the consummation date of xx/xx/XXXX."
* xxfailed the TILA finance charge test. Finance charge disclosed on the final CD is $XX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XXX.XX. The subject loan is a refinance case that originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* xxproceed is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$4,785.37	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$498.17	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a limited liability company.
There are two active prior municipal liens against the subject property in favor of xx, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the amount of $X,XXX.XX.
There is a UCC financing statement against the borrower xx., which was recorded on xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,152.65 (xx), which was applied for the due date of xx/xx/2025. The current xxis $498.17 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $112,619.57.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $112,619.57.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* xxfailed PA license validation test." * Loan does not conform to program guidelines (xxshows the loan does not meet the xxseasoning requirement. Further details not provided."	* xxborrower's intent to proceed is missing from the loan documents." * Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$13,502.30	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,957.80	3.000%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	11/25/2024	$448,174.32	Not Applicable	4.000%	$2,139.65	12/01/2024	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a prior UCC lien against the borrower xx., which was recorded on xx/xx/XXXX.
The first installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the total amount of $X.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of $3,489.96 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,139.65 with an interest rate of 4.000%. The current UPB is $440,281.83.	Collections Comments:According to the servicing comments, the current status of the loan is collections.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2025. The current UPB is $440,281.83.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the subject property was damaged due to last year's flooding, and the subject property had a water leak; the repairs were completed for around $50xxper the comment dated xx/xx/2025, they had to replace the whole 1st floor and kitchen. As per the comment dated xx/xx/2025, the borrower xx on xx/xx/2025. No comments have been found regarding the estimated cost to repair the damages or the completion of the repairs.
As per the comment dated xx/xx/2025, the borrower xx, which starts from xx/xx/2025 to xx/xx/2026 with a monthly amount of $3,335.93.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. Julio, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is $448,174.32. The monthly xxis $2,139.65 with an interest rate of 4.000% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is no deferred balance and principal forgiven amount.	xx Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxrefinance loans, there should be a waiting period or gap between the XXX-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
* xxlost note affidavit available in the file located at “xx, destroyed, or lost. A duplicate copy of the note is available in the loan file located at “xx.” As per the tape defect, the image file contains a lost note affidavit dated xx/xx/XXXX with a copy of the executed note."
* xxsubject loan has a single-premium MI plan and full amount for xx."	* xxproceed disclosure is missing from the loan documents."
* Missing or error on the xxlock agreement is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (xxhazard insurance is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	xx	$0.00	$8,989.90	12/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,660.03	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	798	34.962%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a prior PACE lien against the subject property in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
There is a prior credit card judgment against the borrower, xx., which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX. xxmentioned on the supporting document is inconsistent with the subject borrower.
There is a civil judgment against the borrower xx, a California limited partnership, which is recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The Xnd installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,396.12 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,660.03 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $340,892.28.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $340,892.28.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 20.91 years on the job as a controller at xx. Additionally, BWR1 receives social security and disability income.
BWR2 has 15 years on the job as a teacher at the xx, BWR2 receives social security and disability income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxloan closed without an appraisal. PIW disclosure signed by the borrower xx. Zillow search shows an estimated value at $XXXK. Current UPB is $XXXK."
* Loan does not conform to program guidelines (xxshows only a title commitment was provided, and a final title policy has not been issued. A corrected title policy is being obtained. The short form policy is available in the loan file located at “xx."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test.
Loan estimate dated xx/xx/XXXX reflects xx.XX. CD dated xx/xx/XXXX reflects xx.XX.
Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX.
This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/XXXX and the X-year SOL has expired."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$13,036.09	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,143.29	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	44.037%	First	Final policy	Not Applicable	Not Applicable	02/28/2022	$365,390.33	Not Applicable	4.875%	$2,143.29	03/01/2022	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active prior civil judgment against the borrower xx., which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
There are three junior civil judgments against the borrower xx, xx, xx, which are recorded on xx/xx/XXXX, xx/xx/XXXX and xx/xx/XXXX in the total amount of $XX,XXX.XX.
There is an IRS lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.
The Xst installment of school taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of school taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xst and Xnd installments of combined taxes for XXXX are due in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,268.78 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,143.29 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $332,138.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is $332,138.34.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.16 years on the job as a claims adjuster with xx.
  BWR2 has 3.91 years on the job as a manager with xx. Additionally, BWR2 has 5.66 years on the second job as a manager at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $365,390.33. As per the modification agreement, the monthly xxinterest did not change; it will be charged as per the xxloan was modified to extend the maturity till xx/xx/2046.	xx xx xx Missing or error on the xx Transmittal (xx)	xx	4: Unacceptable	* AUS is missing (xxreport is missing from the loan documents." * xxis not active (xxout to the seller to verify active PMI status."	* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. ATR could not be determined as XXXX, AUS, and loan approval are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X.XX years on the job as a claims adjuster with xx. BWRX has X.XX years on the job as a manager with xx. Additionally, BWRX has X.XX years on the second job as a manager at xx, XXXX in the last XX months, and $XXXK equity in the subject."
* xxloan failed the xxsubprime home loan initial GFE disclosure date validation test due to the loan has a closing date on or after February XX, XXXX, and the initial GFE disclosure date was not provided."
																																																																																								* xxmissing or unexecuted (xx) is xxtransmittal summary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	$0.00	$9,798.12	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,860.33	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	38.319%	First	Short Form Policy	Not Applicable	Not Applicable	02/18/2021	$715,229.51	Not Applicable	5.750%	$4,324.39	03/01/2021	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx, xx
There is an active HOA lien against the subject property in favor of xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
There is an active prior UCC lien against the subject property in favor of xx., which was recorded on xx/xx/XXXX.
There is a civil judgment against the borrower xx., which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.
There is a state tax lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
 The first installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $6,053.08 (xx), which was applied for the due date of xx/xx/2025. The current xxis $4,324.39 with an interest rate of 5.750%. The current UPB reflected as per the payment history is $655,358.78.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $655,358.78.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 25.33 years on the job as a senior vice president with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. xx, and the lender, xx, as servicer for xx, LLLP, on xx/xx/2021. As per the modified term, the new principal balance is $715,229.51. The monthly xxis $4,324.39 with an interest rate of 5.750% beginning on xx/xx/2021 and a maturity date of xx/xx/2048. There is no deferred balance and principal forgiven amount.

																																																																																			Missing or error on the xx	xx	4: Unacceptable	* AUS is missing (xxis missing from the loan documents."		* Missing or error on the xxlock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,830.64	12/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,297.11	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	745	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a junior mortgage against the subject property that originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $xx with xx.
The first and second annual installments of county taxes for XXXX/XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,751.73 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,297.71 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $299,663.92.	Collections Comments:According to the servicing comments, the current status of the loan is performing
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $299,663.92.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan approved as a streamline refinance loan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx Transmittal (xx)	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan does not meet the xxseasoning requirement. Further details not provided."	* xxis "xxloan failed TRID total of payments test due to charge $xx allow $xx less by -$XXX.XX."
* xxfailed TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$XX.XX."
* xxborrower's intent to proceed is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
																																																																																								* Settlement date is different from note date (xx) is xxloan analysis is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	$885.65	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.92	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active HOA lien against the subject property in favor of xxs xx, a Michigan nonprofit corporation, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
The annual utilities taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual county taxes for XXXX have been paid in the amount of $XXX.XX on xx/xx/XXXX.
The annual utility charges for XXXX are delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,475.83 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,104.92 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $258,343.16.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $258,343.16.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable		* Loan does not conform to program guidelines (xxfile show subject did not meet the VA XXX-day seasoning period. Subject originated on xx/xx/XXXX."	* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,176.53	12/19/2025	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$1,037.46	3.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/24/2017	$252,187.36	Not Applicable	4.625%	$1,296.59	06/01/2017	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,749.00 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,296.59 with an interest rate of 4.625%. The current UPB reflected as per the payment history is $211,079.44.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $211,079.44.
As per the collection comment dated xx/xx/2025, the reason for default is unemployment.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
xx, the borrower, xx, Jr, filed bankruptcy under Chapter 13 with the case # xx. xxwas discharged on xx/xx/2024 and terminated on xx/xx/2024.

Foreclosure Comments:As per the document located at 0087220299_Pg#xx, the foreclosure was initiated in 2019. As per the notice of trustee’s sale, the foreclosure sale was scheduled for xx/xx/2020. The foreclosure was placed on hold as the borrower xx on xx/xx/2019, and the bankruptcy was discharged on xx/xx/2024 and terminated on xx/xx/2024.
xx, the borrower, xx, Jr., filed bankruptcy under Chapter 13 with the case # xx. xxvoluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $248,000.00. The unsecured portion is $16,745.00. xxwas filed by the creditor, xxon xx/xx/2020, with the secured claim amount of $xx and the arrearage amount of $25,441.39. The chapter 13 plan filed on xx/xx/2023 was confirmed on xx/xx/2023. The debtor shall pay to the trustee $xx between months 1 to 50, $3,552.02 each month for months 41 and 42, and $3,757.75 each month for months 42 to 60. There is no comment indicating a cram down. xxwas discharged on xx/xx/2024 and terminated on xx/xx/2024.	The modification agreement was made between the borrowers, xx and xx, and the lender, xx, on xx/xx/2017. As per the modified term, the new principal balance is $252,187.36. The monthly xxis $1,296.59 with an interest rate of 4.625% beginning on xx/xx/2017 and a maturity date of xx/xx/2047. There are no deferred balances or principal forgiven amounts. The loan has been modified two times since origination.	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows no file deficiency comments found during file review. Further details are not provided. The loan originated on xx/xx/XXXX."
* xxsubject loan has a single-premium MI plan, and the full amount for xx."	* xxis "xxfailed the xxtest due to fees charged $xx exceed fees threshold of $X,XXX.XX over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $X,XXX.XX
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $X,XXX.XX."
* xxfailed TILA finance charge test. Finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX.  Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final TIL as $XXX,XXX.XX. Calculated finance charge is $xx for an under disclosed amount of -$X,XXX.XX.  Loan failed xxtest due to APR disclosed on final TIL as X.XXX%. xxis X.XXX% for an under disclosed APR of -X.XXX%."
																																																																																								* Missing or error on the xxlock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,194.42	01/06/2026	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,412.32	2.375%	240	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/19/2023	$256,998.01	Not Applicable	4.000%	$1,226.95	10/01/2023	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The second installment of county taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,708.61 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,226.95 with an interest rate of 4.000%. The current UPB reflected as per the payment history is $246,149.56.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $246,149.56.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2024, the foreclosure was initiated in 2025 with the loan. As per the comment dated xx/xx/2024, the foreclosure complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the wire funds were received, and the loan has been reinstated. Further details were not provided.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated in 2025 with the loan. As per the comment dated xx/xx/2024, the foreclosure complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the wire funds were received, and the loan has been reinstated. Further details were not provided.
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, as servicer for xx, on xx/xx/2023. As per the modified term, the new principal balance is $256,998.01. The monthly xxis $1,226.95 with an interest rate of 4.000% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and no principal forgiven amount.		xx	4: Unacceptable	* xxinsurance is not active (xxshows subject is not FHA insured."		* xxintent to proceed is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,184.78	01/12/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$885.69	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	49.856%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst and Xnd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of sewer charges for XXXX has been delinquent in the total amount of $XXX.XX, which was due on xx/xx/XXXX.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,280.46 (xx), which was applied for the due date of xx/xx/2026. The current xxis $885.69 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $178,308.04.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $178,308.04.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been on the job for 1 month as security with xx.
BWR has prior employment experience as a case manager with xx.16 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxis not active (xxshows the subject loan is not insured. PH shows MI is active."	* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower xx,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, and its recommendation is “xxwith a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,780.32	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,345.32	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	784	772	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a prior IRS lien in favor of the xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX. xx.
There is a prior credit card judgment and a prior civil judgment against the subject borrower in favor of different plaintiffs, which were recorded on xx/xx/XXXX and xx/xx/XXXX in the total amount of $X,XXX.XX. The middle name mentioned on supportive documents is inconsistent with the borrower's middle name.
There are XX civil judgments against the subject borrower in favor of the different plaintiffs, which were recorded on different dates in the total amount of $XX,XXX.XX.
The Xst and Xnd installments of combined taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,849.50 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,345.32 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $238,910.11.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $238,910.11.
As per the seller's tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan did not meet seasoning requirements for a xxtransaction. Further details not provided. Subject originated on xx/xx/XXXX. FICO XXX."
																																																																																							* xxsubject loan has a single-premium MI plan, and the full amount for xx."	* xxborrower's intent to proceed is missing from loan documents." * Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$11,480.59	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,928.14	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	770	803	30.452%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of town taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of town taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $5,547.77 (xx), which was applied for the due date of xx/xx/2025. The current xxis $3,928.14 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $704,184.67.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $704,184.67.
As per the tape, the occupancy of the subject property is stated as second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 20.75 years on the job as an attorney/shareholder with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* Guideline is missing (xxloan is a manually underwritten loan. Reaching out to the seller for the guidelines. xx/xx/XXXX: Seller confirmed that seller does not have guidelines."		* Missing or error on the xxlock agreement signed by the borrower xx"		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,938.88	12/15/2025	Unavailable	No	Unavailable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$1,696.79	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	692	Not Applicable	55.031%	First	Final policy	Not Applicable	xx	10/01/2022	$304,597.13	$12,983.76	5.750%	$2,878.12	10/01/2022	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument/book/page # xx.
There is a junior mortgage against the subject property that originated on xx/xx/XXXX and was recorded on xx/xx/XXXX in the amount of $xx with xx.
There is a junior civil judgment against the borrower xx, a company, which was recorded on xx/xx/XXXX in the amount of $XXX,XXX.XX.
The first and second installments of city taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The third installment of combined taxes for XXXX has been due in the amount of $X,XXX.XX, which is good through xx/xx/XXXX.
The fourth installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of utility charges for XXXX has been delinquent in the total amount of $XXX.XX, which is good through xx/xx/XXXX.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $4,619.05 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,878.12 with an interest rate of 5.750%. The current UPB is $243,924.18, and the deferred balance is $12,983.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026.  The current UPB is $243,924.18.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2022.
xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx. xxwas dismissed on xx/xx/2015 and terminated on xx/xx/2016.
As per the UT dated xx/xx/2026, the FC was initiated in 2010 and 2013. According to the latest certificate of judgment located at “Ln#xx, the judgment was filed on xx/xx/2013. Further details not provided.

Foreclosure Comments:As per the UT dated xx/xx/2026, the FC was initiated in 2010 and 2013. According to the latest certificate of judgment located at “Ln#xx, the judgment was filed on xx/xx/2013. Further details not provided.

xx, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx. xxwas dismissed on xx/xx/2015 and terminated on xx/xx/2016.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $xx and the deferred balance is $12,983.76. The monthly xxis $2,878.12 with an interest rate of 5.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2035. There is no principal forgiven amount.

																																																																																				xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,520.65	01/08/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,319.40	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	54.068%	First	Final policy	Not Applicable	Not Applicable	12/29/2022	$448,490.75	Not Applicable	4.870%	$2,125.61	02/01/2023	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are two credit card judgments against the borrower xx and xxtotal amount of $xx which were recorded on xx/xx/XXXX and xx/xx/XXXX.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $3,415.57 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,125.61 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $437,096.39.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $437,096.39.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. Joya, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $448,490.75. The monthly xxis $2,125.61 with an interest rate of 4.875% beginning on xx/xx/2023 and a maturity date of xx/xx/2063. The loan has been modified twice since origination.		xx	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$233.11	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$536.90	7.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/02/2018	$63,161.75	Not Applicable	3.000%	$350.29	04/01/2018	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with xx.
There is a medical lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XXX.XX.
There is a credit card judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
There is a child support lien against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $X,XXX.XX.
The first installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The second annual installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $488.13 (xx), which was applied for the due date of xx/xx/2025. The current xxis $350.29 with an interest rate of 3.000%. The current UPB reflected as per the payment history is $43,047.05.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $43,047.05.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is illness of the borrower.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx., and the lender, xx, on xx/xx/2018. As per the modified term, the new principal balance is $63,161.75. The monthly xxis $350.29 with an interest rate of 3.000% beginning on xx/xx/2018 and a maturity date of xx/xx/2038. There is no deferred balance and principal forgiven amount. The loan has been modified twice since origination.	xx xx xx Missing or error on the xx xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows the subject loan is not FHA insured."
* xxlost note affidavit available in the file located at “xx, destroyed, or lost. A duplicate copy of the note is available in the loan file located at “xx.” Tape shows defect as loan file contains LNA with a copy of executed note."	* xxmissing or unsigned (xxfinal HUD-X, along with the itemization of fees and the estimated HUD-X, is missing from the loan documents.

xx/xx/XXXX: Seller confirmed that HUD was disclosed as missing in the bid tape."
* Loan does not conform to program guidelines (xxshows the file contains a lost note affidavit with a copy of the executed note; income, asset, credit, and lender approval documentation are missing with no origination documents available; no current credit score is available due to no recent reported account information; and required xxdisclosures, including the final TIL, are missing. Subject originated on xx/xx/XXXX."	* xxis missing from the loan documents."
* xxreport is missing from the loan documents. Zillow search shows an estimated value of $XXXK. Current UPB is $XXK."
* Missing credit report (xxcredit report is missing from the loan documents."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,067.50	01/15/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,063.85	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	50.403%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There are two junior civil judgments against the borrower xx, which were recorded on xx/xx/XXXX in the total amount of $XXX.XX.
The annual Xst, Xnd & Xrd installments of combined taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX, xx/xx/XXXX, and xx/xx/XXXX.
The annual Xth installment of combined taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of water charges for XXXX has been delinquent in the amount of $XXX.XX, which is good through xx/xx/XXXX.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $4,420.46 (xx), which was applied for the due date of xx/xx/2026. The current xxis $3,063.85 with an interest rate of 3.250%. The current UPB, reflected as per the payment history, is $635,740.15.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $635,740.15.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a director of marketing at xx. BWR has prior SE for xx/xx/2014 and xx/xx/2021 for 6.83 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	3: Curable	* Appraisal incomplete (xx) (xxsubject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. "Zillow search shows an estimated value at $XM. Current UPB: $XXXK."	* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, the borrower xx and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx. pdf_Pg#xx, and its recommendation is “Accept” with a DTI of XX.XX%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/14/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,366.80	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	655	24.848%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a junior mortgage originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual installment of school taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,190.40 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,366.80 with an interest rate of 4.375%. The current UPB, reflected as per the payment history, is $253,732.34.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $253,732.34.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.66 years on the job as a senior project superintendent at xx.
BWR2 has 3.08 years on the job as a director of operations at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (xx)	xx	2: Acceptable with xx	* xxfailed the higher-priced mortgage loan test (xx) (xx)) due to an APR calculated at X.XXX% exceeds APR threshold of X.XXX% over by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx) and (xx).

Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by +X.XXX%."
																																																																																								* Transmittal (xx) is xxsummary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$273.69	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	42.989%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior mortgage against the subject property, which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a limited liability company.
The property tax status is “to follow.”	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $628.87 (xx), which was applied for the due date of xx/xx/2025. The current xxis $273.69 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $57,102.53.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $57,102.53.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 21 years on the job as a process technician at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxtape shows “the final short-form title policy provided reflects the name of the insured as xx, xx, rather than the lender, xxshort-form policy is not dated the same date as the mortgage recording; it includes language for the date of the mortgage recording, whichever is later. The short form policy is located at xx shows the policy date is xx/xx/XXXX with language for the date of the mortgage recording, whichever is later, and provided the policy reflects the name of the insured as xx, xx	* xxloan failed the Pennsylvania license validation test."
* xxloan failed the TRID rate lock disclosure delivery date test.
																																																																																								The subject loan is a refinance case, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	$4,360.60	12/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,092.03	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	32.893%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a prior civil judgment against the borrower xx.XX, which was recorded on xx/xx/XXXX.
There is an active junior civil judgment against the borrower xx.XX, which was recorded on xx/xx/XXXX.
The Xst and Xnd installments of village taxes for XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst and Xnd installments of combined taxes for XXXX are due in the total amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xst installment of school taxes for XXXX-XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of school taxes for XXXX-XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,402.25 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,092.03 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $233,615.47.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $233,615.47.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE as a construction worker for 5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* Loan does not conform to program guidelines (xxshows no evidence of lender documentation addressing the risk class caution required by xxguidelines. LP in file shows a risk class of caution with a DTI of XX%. Further details not provided. Subject loan originated on xx/xx/XXXX."	* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TRID rate lock disclosure delivery date test. Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."
* XX TRID xxfailed charges that cannot increase X% tolerance test. Loan estimate dated xx/xx/XXXX does not reflect xxdated xx/xx/XXXX reflects xx,XXX.XX. This is an increase in fee of $X,XXX.XX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,160.18	12/12/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,181.40	2.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	638	743	49.301%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a writ of execution of credit card judgment against the borrower xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
For xx
The Xst and Xnd installments of county taxes for XXXX were paid in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of county taxes for XXXX are due in the amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
For xx. X-XXX
The Xst and Xnd installments of county taxes for XXXX were paid in the amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
The Xrd and Xth installments of county taxes for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,829.41 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,181.40 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $254,768.74.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $254,768.74.
As per the collection comment dated xx/xx/2025, the reason for default is unemployment.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.91 years on the job as a medical assistant with xx. Additionally, BWR1 has 5.83 years on the job as a xx
BWR2 has 10.16 years on the job as an executive chef with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxtape shows the subject loan is not FHA insured."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX%. Tape shows the lender did not address the uncleared CAIVRS alert and did not document evidence of debts being satisfied. Further details not provided. Lender defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWRX has X.XX years on the job as a medical assistant with xx, BWRX has XX.XX years on the job as an executive chef with xx, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject."
* xxborrower's intent to proceed is missing from the loan documents."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower xx and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, and its recommendation is xxwith a DTI of XX.XX%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,979.68	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,025.94	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	40.458%	First	Final policy	Not Applicable	xx	03/06/2023	$207,818.18	Not Applicable	4.250%	$1,022.34	04/01/2023	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is an active junior mortgage against the property in favor of xx, which was recorded on xx/xx/XXXX with instrument # xx,XXX.XX.
There is an active junior mortgage against the property in favor of xx, which was recorded on xx/xx/XXXX with instrument # xx,XXX.XX.
There is a state tax lien against the borrower xx and xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX. xxmentioned on supportive documents is inconsistent with the borrower's SSN.
The Xst installment of county taxes for XXXX/XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX/XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,411.48 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,022.34 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $197,814.19.131	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $197,814.19.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
The appraisal report is as is, and the photo addendum shows that the property needs repairs for the bedroom ceiling. The estimated cost of repairs is not available. No evidence is available to confirm the current status of repairs. CCs do not show any damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.66 years on the job as an associate with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is $207,818.18. The monthly xxis $1,022.34 with an interest rate of 4.250% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx	xx	3: Curable	* Appraisal incomplete (xx) (xxappraisal report is as is, and the photo addendum shows that the property needs repairs for the bedroom ceiling. The estimated cost of repairs is not available. XXXXD is missing from the loan document, and the final CD does not reflect the escrow holdback."	* xxloan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date is less than three business days before the consummation date."
																																																																																								* xxtotal TRID payment disclosed on the final CD is $XXX,XXX.XX. The calculated total of payments is $xx for an under disclosed amount of -$XXX.XX. The disclosed total of payments of $xx is not considered accurate. It is understated by more than $XXX. The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,557.34	12/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$266.80	12.499%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	754	749	37.458%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with instrument #xx.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $266.80 (xx), which was applied for the due date of xx/xx/2025. The current xxis $266.80 with an interest rate of 12.499%. The current UPB reflected as per the payment history is $24,176.84.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $24,176.84.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.50 years on the job at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx xx xx Transmittal (xx)	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan is in the Xnd xxnd xxdetails not provided."	* Appraisal incomplete (xx) (xx) "The TRID tolerance test is incomplete due to the initial CD is missing from the loan documents. The subject is a refinance case originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxtest xxloan failed the higher-priced mortgage loan test (xx)(xx)) due to an APR calculated at XX.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx), and (xx).   The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated, XX.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%."
* xxproceed is missing from loan documents."
																																																																																								* Missing flood cert (xx) is xxfinal transmittal summary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,817.48	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,663.01	3.375%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.377%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is an active junior mortgage against the subject property in favor of xxamount of $xx which originated on xx/xx/XXXX and recorded on xx/xx/XXXX with the instrument #xx.
The Xst installment of Borough taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of Borough taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xrd installment of Borough taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xth installment of Borough taxes for XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $3,360.41 (xx), which was applied for the due date of xx/xx/2025. The current xxis $2,663.01 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $510,382.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $510,382.61.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has 1 year on the job as an additional district magistrate at the xx, BWR had 10 months on the job as an associate project manager at the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 xx xx xx xx Missing or error on the xx xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject is not FHA insured."	* xxfailed the FHA qualified mortgage safe harbor threshold test due to APR calculated at X.XXX% exceeds the APR threshold of X.XXX% over by -X.XXX%."
* xxloan failed the xxsubprime home loan initial loan estimate delivery date validation test due to the initial loan estimate delivery date was not provided."
* XX TRID xxis Incomplete (xx)     "TRID tolerance test is incomplete, as the initial xxare missing from loan documents. The subject loan is a refinance, originated on xx/xx/XXXX, and the SOL is X-year has expired."
* xxfailed the xxpublic guidelines) xxtest due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $xx
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX.

Loan failed the xxtest due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $xx
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XXX.XX."
* xxis missing. (xxcounseling organizations disclosure is missing from the loan documents."
* xxproceed is missing from the loan documents."
* Missing credit report (xxreport is missing from the loan documents."
* xxclosing disclosure is missing from the loan documents."
* xxloan estimate is missing from the loan documents."
* Missing or error on the xxlock agreement signed by the borrower xx."
* Missing required X-X family rider (xxfamily rider is missing from the loan documents."
* xxservice providers list is missing from the loan documents."
* xxmissing or unexecuted (xxservicing transfer disclosure is missing from the loan documents."
* xxexceeds XX% (xxfailed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX% as the borrower’s income is $xx and total expenses are in the amount of $X,XXX.XX and the loan was underwritten by xx.XX%."
* xxdefined by loan findings (xxfailed the xxtest due to fees charged $xx exceed fees threshold of $xx over by +$X,XXX.XX.
The below fees were included in the test:
xxpaid by Borrower: $XXX.XX
xxpaid by Borrower: $XX.XX
xxpaid by Borrower: $xx
xxpaid by Borrower: $XXX.XX
																																																																																								xxpaid by Borrower: $XXX.XX."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$520.92	12/30/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$764.62	4.999%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Mixed Use	xx	xx	Primary	Yes	Yes	No	700	627	47.554%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The Xst, Xnd, and Xrd installments of county taxes for XXXX have been paid in the total amount of $X,XXX.XX on different dates.
The Xth installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,197.27 (xx), which was applied for the due date of xx/xx/2026. The current xxis $764.62 with an interest rate of 4.999%. The current UPB reflected as per the payment history is $121,497.00.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $121,497.00.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 24 years on the job as a utility technician at xx.
BWR2 has 8.58 years on the job as a custodian at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Missing or error on the xx	xx	4: Unacceptable	* xxinsurance is not active (xxshows subject is not FHA insured."
* Property is xxappraisal report reflects the subject is a mixed-use property with two barn houses, where the borrower xx on the subject site and maintains animal pens. Further details not provided. Elevated for client review."	* Appraisal incomplete (xx) (xxappraisal report is as-is. The improvement and the photo addendum of the appraisal report show a portion of the subject site has a strong aroma of manure and ceiling damage from a leaking evaporative cooler. The estimated cost to cure is $XXxxis missing from the loan documents, and the final CD does not reflect the escrow holdback."
* xxfile show the subject property is a mobile home. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."
* Subject property is a manufactured home (xxtape shows the property is a mobile home. The home is affixed to the land. As per the appraisal report located at xx, Page #xx, the subject property is a manufactured home. The affidavit of affixation and manufactured home rider attached to the recorded mortgage located at “Ln#xx. # xx. xxfinal title policy located at xx page #xx."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* xxloan failed the TRID rate lock disclosure delivery date test."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test.  The loan estimate dated xx/xx/XXXX does not reflect the points - loan discount fee. xxdated xx/xx/XXXX reflects points - loan discount fee at $XXX.XX. The loan estimate dated xx/xx/XXXX does not reflect the XXX(xx) architectural and engineering fee. xxdated xx/xx/XXXX reflects as XXX(xx) architectural and engineering fee at $XXX.XX. The loan estimate dated xx/xx/XXXX reflects appraisal fee of $XXX.XX. xxdated xx/xx/XXXX reflects appraisal fee at $XXX.XX. This is a cumulative increase in fee of $X,XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The loan failed charges cannot increase more than XX% in the tolerance test. LE dated xx/xx/XXXX reflects the sum of section C fees and the recording fee at $XXX.XX. xxdated xx/xx/XXXX reflects the sum of section C and the recording fee at $X,XXX.XX. This is a cumulative increase of +$XXX.XX for charges that in total cannot increase more than XX% test. COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/XXXX, and the X-year SOL has expired."
* xxtest xxloan failed the higher-priced mortgage loan test (xx)(xx)) due to an APR calculated at X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulation XXXX.XX(xx), (xx), and (xx).   The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated, X.XXX%, exceeding the APR threshold of X.XXX% by +X.XXX%."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
* xxsettlement service providers list is missing from the loan documents."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of XX.XX%, as the borrower xx and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xx, and its recommendation is “xxwith a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,027.75	12/01/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,098.97	3.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	44.674%	First	Final policy	Not Applicable	Not Applicable	10/11/2022	$241,389.96	Not Applicable	3.750%	$1,117.91	11/01/2022	Financial Hardship	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The annual water charges for XXXX are due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,998.40 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,117.91 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $226,744.89.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $226,744.89.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
As per the modification agreement, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 years on the job as an assembly specialist, grade 3, with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is $241,389.96. The monthly xxis $1,117.91 with an interest rate of 3.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	xx Missing or error on the xx Transmittal (xx)	xx	3: Curable	* Appraisal incomplete (xx) (xxsubject loan was closed without an appraisal. xxdisclosure signed by the borrower xx. "xxsearch shows an estimated value at $XXXK. Current UPB is $XXXK."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. The tape reflects an increased DTI of XX.XX%. Further details not provided. The subject loan originated on xx/xx/XXXX, and the X-year SOL is expired. BWR has X years on the job as an assembly specialist, grade X, with xx, FICO XXX, XXXX since inception, and $XXXK equity in the subject."
																																																																																								* xxis missing from the loan file (xx) is xxfinal transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,192.80	01/12/2026	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$415.91	3.250%	334	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, in the amount of $xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $741.65 (xx), which was applied for the due date of xx/xx/2026. The current xxis $415.91 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $70,453.81.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $70,453.81.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
According to the updated title report dated xx/xx/2026, the foreclosure was initiated on this loan in 2020, and the notice of lis pendens, located at Ln#xx, was filed on xx/xx/2020. The release of lis pendens located at Ln#xx. Further details were not provided.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:According to the updated title report dated xx/xx/2026, the foreclosure was initiated on this loan in 2020, and the notice of lis pendens, located at Ln#xx, was filed on xx/xx/2020. The stipulated judgment located at Ln #xx, Page #xx, was filed on xx/xx/2021. The release of lis pendens located at Ln#xx. Further details were not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* xxtape shows only having a copy of the note, no LNA from xxlost note affidavit is not available in the loan file. The loan was not modified. A duplicate copy of the note is available in the loan file located at XXXXXXXXXX Page#xx."
																																																																																						* Release of mortgage (xxtape defect shows the subject mortgage was released on xx/xx/XXXX. As per the updated title report dated xx/xx/XXXX, the subject mortgage originated on xx/xx/XXXX and was recorded on xx/xx/XXXX with instrument #xx, in the amount of $XX,XXX.XX with xx. The release of lien was recorded on xx/xx/XXXX with Book xx, Page xx, located at Ln#xx, stating that it was released or satisfied. The stipulated judgment located at Ln #xx, Page #xx, and filed on xx/xx/XXXX, states that the release of lien was mistakenly recorded and the subject mortgage has not been paid in full. As per the stipulated judgment, the release recorded on xx/xx/XXXX as Inst#xx. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XX,XXX.XX."		* Missing credit report (xxcredit report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	12/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,034.95	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	33.699%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx., a California corporation.
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX-XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX-XXXX is due in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $1,489.29 (xx), which was applied for the due date of xx/xx/2025. The current xxis $1,034.95 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $150,343.56.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $150,343.56.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 years on the job as a general electrician with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	4: Unacceptable	* xxtape shows only having a copy of the note, no LNA from xxlost note affidavit is not available in the loan file. The loan was not modified. A duplicate copy of the note is available in the loan file located at xx""	* Loan does not conform to program guidelines (xxsubject mortgage was originated on xx/xx/XXXX with the lender, xx., a California corporation. Tape defect shows no endorsement from resource lenders to xxis a break in the assignment and endorsement chain, and the loan was finally assigned to the lender, xxdoes not reflect an assignment of mortgage from xxshows an assignment of mortgage from xx., a California corporation, to lender Solera, which was recorded on xx/xx/XXXX."	* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	01/15/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$861.57	7.000%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx, a Delaware limited liability company.
There are two junior UCC finance statements against the borrower xx, which were recorded on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $957.46 (xx), which was applied for the due date of xx/xx/2026. The current xxis $861.57 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $127,841.06.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is $127,841.06.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the loan was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xx) "BWR is an xxmortgage documents were signed by the BWRs as members of the LLC and not in the individual names. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,949.51	01/16/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,690.42	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	34.252%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of combined taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,275.13 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,690.42 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $254,751.68.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $254,751.68.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape, the subject property is owner-occupied.
BWR has 2.75 years on the job as a dispatcher at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxtape shows the borrower xx on payments. According to payment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows misrepresentation of income and employment details. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL has expired. BWR has X.XX years on the job as a dispatcher at xx, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,614.29	02/02/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,653.99	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	796	49.465%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
There is a notice of commencement filed in xx, Florida, against the subject property (located at Ln#xx, which was recorded on xx/xx/XXXX. The amount is not mentioned in the supportive document. The file does not show completion
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,653.99, which was applied for the due date of xx/xx/2026. The current xxis $2,653.99 with an interest rate of 6.875%. The current UPB reflected as per the payment history is $397,583.90.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $397,583.90.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 16.66 years on this job as a utilities specialist at xx. Additionally, BWR2 has been SE as a consultant for 6.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxsubject loan was approved at XX.XX%. Tape shows undisclosed liabilities. xxis XX.XX%. Further details not provided. BWR defect. The subject loan originated on xx/xx/XXXX, and the X-year SOL is active. BWRX has XX.XX years on this job as a utilities specialist at xx, FICO XXX, $XXXK equity in the subject, and $X,XXX residual income."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* XX TRID xxfailed charges that cannot increase X% tolerance test. The loan estimate dated xx/xx/XXXX reflects xx.XX. xxdated xx/xx/XXXX reflects xx.XX. This is an increase in fee of $XXX for charges that cannot increase. xxincrease in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase case, originated on xx/xx/XXXX and the X-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,212.90	01/01/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,991.31	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	757	787	36.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The first and second installments of county taxes for XXXX/XXXX have been paid in the total amount of $X,XXX.XX on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $3,876.63 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,991.31 with an interest rate of 7.125%. The current UPB is $441,837.76.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $441,837.76.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 2 years on this job as a chief operating officer with xx.
Additionally, BWR1 has 5.41 years on the job as a board director with xx.
  BWR2 has 7.75 years on this job as an associate professor with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx	3: Curable	* xxloan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date of xx/xx/XXXX is more than XX calendar days after the consummation date of xx/xx/XXXX."
* xxfailed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TILA finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$XXX.XX.   The loan failed the TILA post-consummation revised closing disclosure finance charge test due to the calculated finance charge of $xx exceeding the disclosed finance charge of $xx by -$XXX.XX.    The subject loan is a purchase that originated on xx/xx/XXXX, and the SOL is X year."
* XX TRID xxfailed charges that cannot increase more than XX% in the tolerance test. LE dated xx/xx/XXXX reflects the sum of xxfees and the recording fee at $XXX.XX. CD dated xx/xx/XXXX reflects the sum of xxrecording fee at $XXX.XX. This is a cumulative increase of +$XX.XX for charges that in total cannot increase more than XX% per test. COC for the increase in fee is missing from the loan documents.  Loan failed the TRID rate lock disclosure delivery date test."
																																																																																							* Loan does not conform to program guidelines (xxshows loan was repurchased due to xxpayment history as of xx/xx/XXXX, the borrower xx, and the next due date is xx/xx/XXXX. The current UPB is $XXX,XXX.XX."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,082.02	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,909.26	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	35.285%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
For xx.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
For xx.
The annual installment of county taxes for XXXX has been paid in the amount of $XX.XX on xx/xx/XXXX
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $3,396.04 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,909.26 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $446,461.53.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $446,461.53.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 months on the job as a manager at xx. Previously, BWR had 1.16 years on the job as a manager with xx. Prior to that, BWR had 22.08 years on the job as a buyer with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* Occupancy concerns - (xxsubject was approved as xxtape shows the subject may be NOO, as owner occupancy could not be verified. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's xxapproved as OO at XX.XX%. The tape shows the subject may be NOO, as owner occupancy could not be verified, causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/XXXX, and the X-year SOL will expire on xx/xx/XXXX. BWR has X months on the job as a manager with xx, FICO XXX, XXXX in the last XX months, and $XXK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,516.75	01/09/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$752.38	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	43.645%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is a UCC lien against the borrower xx, which was recorded on xx/xx/XXXX.
The annual county taxes for XXXX have been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,479.64 (xx), which was applied for the due date of xx/xx/2026. The current xxis $752.38 with an interest rate of 3.875%. The current UPB is $145,556.76.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $145,556.76.
No details pertaining to the damage to the subject property have been observed.
As per the seller’s tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 2.75 years on the job as a construction worker with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan has been serviced in the portfolio since XXXX, and the lender has elected to sell the loan from the portfolio at this time. Further details not provided. Subject originated on xx/xx/XXXX."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxfailed the TRID rate lock disclosure delivery date test."
* XX TRID xxfailed charges that cannot increase the X% tolerance test.  Loan estimate dated xx/xx/XXXX reflects xx,XXX.XX. CD dated xx/xx/XXXX reflects xx,XXX.XX. The loan estimate dated xx/xx/XXXX reflects xx.XX. CD dated xx/xx/XXXX reflects xx.XX. The loan estimate dated xx/xx/XXXX reflects transfer taxes at $XXX.XX. CD dated xx/xx/XXXX reflects transfer taxes at $XXX.XX. This is a cumulative increase in fee of $XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/XXXX, and the X-year SOL has expired."
* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																								* xxexceeds XX% (xxloan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of XX.XX%, as the borrower's income is $X,XXX.XX and total expenses are in the amount of $X,XXX.XX, and the loan was underwritten by xxcredit and closing pkg PG#xx, and its recommendation is “xxwith a DTI of XX.XX%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,205.03	01/05/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$865.81	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	41.602%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,416.21 (xx), which was applied for the due date of xx/xx/2026. The current xxis $865.81 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $178,157.50.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $178,157.50.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 14.66 years at xx, BWR has 3.66 years on the job as a cleaner at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Loan does not conform to program guidelines (xxshows the loan has been serviced in the portfolio since XXXX, and the lender has elected to sell the loan from the portfolio at this time. Further details not provided. Subject originated on xx/xx/XXXX."	* xxloan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* xxloan failed the TRID rate lock disclosure delivery date test."
* XX TRID xxloan failed charges that cannot increase the X% tolerance test. The loan estimate dated xx/xx/XXXX does not reflect the points - loan discount fee. xxdated xx/xx/XXXX reflects points - loan discount fee at $XXX.XX. This is an increase in fee of +$XXX.XX for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/XXXX, and the X-year SOL has expired."
																																																																																								* Missing or error on the xxrate lock agreement signed by the borrower xx."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,752.80	01/16/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,419.76	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	xx	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	781	Not Applicable	41.852%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with book/page #xx.
There is an active junior mortgage against the subject property in favor of the xx, a principal department of the xx, which was recorded on xx/xx/XXXX in the amount of $XX,XXX.XX.
The Xst and Xnd installments of county taxes for XXXX, XXXX and XXXX have been paid in the total amount of $X,XXX.XX on different dates.
The annual installment of xxcharges for XXXX has been paid in the amount of $XX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,668.13 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,419.76 with an interest rate of 7.000%. The current UPB reflected as per the payment history is $211,893.88.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $211,893.88.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on the job as a journeyman electrician at xx. Previously, BWR had 2.91 years on the job as an apprentice electrician at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxrate lock agreement signed by the borrower xx."
																																																																																							* xxshows the subject condo was deemed ineligible by xxdue to excessive delinquency within the condominium project, with over XX% allowed and approximately XX% of unit owners reported as more than XX days delinquent; the condo certification obtained was not accurate as of the time of closing. Review of condo questionnaire does not show any special assessment. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,505.61	12/31/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,920.93	6.625%	360	xx	xx	Commercial	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	802	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument # xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of $2,648.22 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,920.93 with an interest rate of 6.625%. The current UPB reflected as per the payment history is $299,735.32.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $299,735.32.
As per the tape, the subject property occupancy is stated as an investor.
CCs do not show any damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	xx	xx	4: Unacceptable	* Appraisal incomplete (xx) (xx) "ape and file show the appraisal was completed subject to repairs, and not all required repairs have been completed. XXXXD shows all repairs have been completed except the half bathroom, which is not legally permitted. The appraiser did not consider the half bathroom in the total bathroom count and in the property valuation. Per the appraiser, the half bathroom does not appear to have any violations of zoning or local ordinances and does not adversely affect the subject's safety and soundness. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* xxis missing (xx) "BWR is an xxmortgage were signed by BWR as a member of the LLC only and not as an individual name. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$590.27	01/16/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,123.18	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	660	Not Applicable	36.970%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx. dba xx
No active judgments or liens have been found.
The Xst installment of county taxes for XXXX has been paid in the amount of $XXX.XX on xx/xx/XXXX.
The Xnd installment of county taxes for XXXX is due in the amount of $XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $2,803.18 (xx), which was applied for the due date of xx/xx/2026. The current xxis $2,123.18 with an interest rate of 7.000%. The current UPB is $315,325.61.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $315,325.61.
As per the seller’s tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a senior director of human resources at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	4: Unacceptable	* xxis not active (xxshows subject is not insured. PH shows MI is active. Reaching out to seller to clarify."	* xxshows condo issue. Appraisal report is as-is, and the condo questionnaire is missing from the loan documents. Further details not provided. Zillow search shows an estimated value of $XXXK. Current UPB is $XXXK."	* xxfailed the higher-priced mortgage loan test (xx)(xx)) due to an APR calculated at X.XXX% exceeding the APR threshold of X.XXX% by +X.XXX%. The subject loan is escrowed. This loan is compliant with regulations XXXX.XX(xx), (xx), and (xx)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$49,135.45	01/13/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,567.68	4.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	Not Applicable	29.787%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
There is one junior mortgage against the subject property which was originated on xx/xx/XXXX and recorded on xx/xx/XXXX in the amount of $xx with xx.
There is one prior state tax warrant against the borrower xx, which was recorded on xx/xx/XXXX with warrant ID #xx.XX.
The annual installment of combined taxes for XXXX has been paid in the amount of $xx on xx/xx/XXXX.
The Xst and Xnd installments of school taxes for XXXX have been paid in the total amount of $xx on xx/xx/XXXX and xx/xx/XXXX.
No prior year’s delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $12,039.89 (xx), which was applied for the due date of xx/xx/2026. The current xxis $7,567.68 with an interest rate of 4.875%. The current UPB reflected as per the payment history $1,428,241.70.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $1,428,241.70.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 16.41 years on the job as a senior systems architect at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		xx	3: Curable		* Loan does not conform to program guidelines (xxsubject approved at XX.XX% xxshows no defect on the loan, as the program does not permit subordinate liens and the CLTV is within acceptable limits. Further details not provided. Subject originated on xx/xx/XXXX."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,496.68	01/06/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,374.01	5.575%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	44.935%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/XXXX, the subject mortgage was originated on xx/xx/XXXX and recorded on xx/xx/XXXX with instrument #xx.
No active judgments or liens have been found.
The annual installment of county taxes for XXXX has been paid in the amount of $X,XXX.XX on xx/xx/XXXX.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $1,927.88 (xx), which was applied for the due date of xx/xx/2026. The current xxis $1,374.01 with an interest rate of 5.575%. The current UPB reflected as per the payment history is $239,480.78.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower xx, and the next due date is xx/xx/2026. The current UPB is $239,480.78.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.75 years on the job as a maintenance technician with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the xx	xx	3: Curable	* Missing or error on the xxlock agreement signed by the borrower xx."	* ATR - Unable to determine borrower's xxloan was approved at XX.XX% xxexcluded an auto lease payment. xx.XX%. Lender defect. The subject loan originated xx/xx/XXXX and the X-year SOL is active. The BWR is employed with xx. as a xx.X years, FICO XXX, $X,XXX residual income, $XXX.XK reserves and $XXK equity in the subject property.
																																																																																								xx/xx/XXXX: Exception downgraded to LVL X based on PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable